1933 Act File No. 33-51247
                                   1940 Act File No. 811-7129

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   6   ............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.    7  ...........................        X

                           MANAGED SERIES TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1997  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on January 15, 1997; or intends to file the Notice required by that Rule on or about; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:     Matthew G. Maloney, Esquire
          Dickstein Shapiro Morin & Oshinsky LLP
          2101 L. Street, N.W.
          Washington, DC  20037
                           CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of MANAGED SERIES TRUST (formerly, Allocation Series Trust), which consists of four portfolios: (1) Federated Managed Income Fund (formerly, Managed Income Fund), (2) Federated Managed Growth and Income Fund (formerly, Managed Growth and Income Fund), (3) Federated Managed Growth Fund (formerly, Managed Growth
Fund), and (4) Federated Managed Aggressive Growth Fund (formerly, Managed Aggressive Growth Fund), each having two classes of shares, (a) Institutional Shares and (b) Select Shares, is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-4) Cover Page.

Item 2.   Synopsis.................(1-4) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1-4) Financial Highlights; (1-4)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-4) General Information; (1-4)
                                   Investment Information; (1-4) Investment
                                   Objective; (1-4) Investment Policies;
                                   (1-4) Acceptable Investments; (1-4)
                                   Investment Limitations.
Item 5.   Management of the Fund...(1-4) Trust Information; (1-4)
                                   Management of the Trust; (1-4)
                                   Administration of the Fund; (1-4)
                                   Administrative Services; (1-4) Brokerage
                                   Transactions.

Item 6.   Capital Stock and Other
          Securities...............(1-4) Dividends; (1-4) Capital Gains;
                                   (1-4) Shareholder Information; (1-4)
                                   Voting Rights; (1-4) Tax Information;
                                   (1-4) Federal Income Tax; (1-4) State
                                   and Local Taxes; (1-4) Other Classes of
                                   Shares.



Item 7.   Purchase of Securities Being
          Offered..................(1-4) Net Asset Value; (1a-4a) Investing
                                   in Institutional Shares; (1b-4b)
                                   Investing in Select Shares; (1-4) Share
                                   Purchases; (1-4) Minimum Investment
                                   Required; (1-4) What Shares Cost; (1-4)
                                   Subaccounting Services; (1a-4a)
                                   Distribution of Institutional Shares;
                                   (1b-4b) Distribution of Select Shares;
                                   (1a-4a) Shareholder Services; (1b-4b)
                                   Distribution Plan and Shareholder
                                   Services; (1-4) Other Payments to
                                   Financial Institutions; (1-4) Systematic
                                   Investment Plan; (1-4) Certificates and
                                   Confirmations.
Item 8.   Redemption or Repurchase.(1a-4a) Redeeming Institutional Shares;
                                   (1b-4b) Redeeming Select Shares; (1-4)
                                   Through a Financial Institution; (1-4)
                                   Telephone Redemption; (1-4) Written
                                   Requests; (1-4) Systematic Withdrawal
                                   Program; (1-4) Accounts with Low
                                   Balances.

Item 9.   Pending Legal Proceedings     None.




PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-4) Cover Page.

Item 11.  Table of Contents........(1-4) Table of Contents.

Item 12.  General Information and
          History..................(1-4) General Information About the
                                   Trust.

Item 13.  Investment Objectives and
          Policies.................(1-4) Investment Objectives and
                                   Policies; (1-4) Investment Limitations.

Item 14.  Management of the Fund...(1-4) Managed Series Trust Management.

Item 15.  Control Persons and Principal
          Holders of Securities....(1-4) Trust Ownership.

Item 16.  Investment Advisory and Other
          Services.................(1-4) Investment Advisory Services; (1-
                                   4) Other Services.

Item 17.  Brokerage Allocation.....(1-4) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............(1-4) Massachusetts Partnership Law.

Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1-4) Purchasing Shares; (1-4)
                                   Determining Net Asset Value; (1-4)
                                   Redeeming Shares.

Item 20.  Tax Status...............(1-4) Tax Status.

Item 21.  Underwriters.............(1-4) Distribution Plan and Shareholder
                                   Services.

Item 22.  Calculation of Performance
          Data.....................(1-4) Total Return; (1-4) Yield;
                                   (1-4) Performance Comparisons.

Item 23.  Financial Statements     (1-4) Filed in Part A.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Federated Managed Aggressive Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek capital appreciation. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      14

TRUST INFORMATION                                                             15
------------------------------------------------------

  Management of the Trust                                                     15
  Distribution of Institutional Shares                                        19
  Administration of the Fund                                                  19
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               20
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             20
------------------------------------------------------

  Share Purchases                                                             20
  Minimum Investment Required                                                 21
  What Shares Cost                                                            21
  Systematic Investment Program                                               22
  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               22

REDEEMING INSTITUTIONAL SHARES                                                22
------------------------------------------------------

  Through a Financial Institution                                             22
  Telephone Redemption                                                        23
  Written Requests                                                            23
  Systematic Withdrawal Program                                               24
  Accounts with Low Balances                                                  24

SHAREHOLDER INFORMATION                                                       24
------------------------------------------------------

  Voting Rights                                                               24

TAX INFORMATION                                                               24
------------------------------------------------------

  Federal Income Tax                                                          24
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       25
------------------------------------------------------

FINANCIAL HIGHLIGHTS--SELECT SHARES                                           26
------------------------------------------------------

FINANCIAL STATEMENTS                                                          27
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      78
------------------------------------------------------

APPENDIX                                                                      79
------------------------------------------------------

ADDRESSES                                                                     82
------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.07%
12b-1 Fee................................................................................................       None
Total Other Expenses.....................................................................................       0.93%
     Shareholder Services Fee (after waiver) (2)..............................................       0.05%
          Total Operating Expenses (3)...................................................................       1.00%


------------
(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 1.05% for the fiscal year ended November 30, 1996 and would have been 1.93% absent the voluntary waivers of portions of the management fee and shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $10        $32        $55        $122



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 78.

                                                                                          YEAR ENDED NOVEMBER 30,
                                                                                       1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   11.59  $    9.82   $   10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                   0.33       0.35        0.17
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                       1.24       1.77       (0.25)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                        1.57       2.12       (0.08)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.38)     (0.33)      (0.10)
-----------------------------------------------------------------------------------
  Distributions from net realized gain on investments,
  foreign currency transactions, and futures contracts                                   (0.26)     (0.02)     --
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                    (0.64)     (0.35)      (0.10)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   12.52  $   11.59   $    9.82
-----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                         14.13%     21.96%      (0.87%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                1.05%      1.00%       0.89%*
-----------------------------------------------------------------------------------
  Net investment income                                                                   2.96%      3.42%       3.42%*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                        0.88%      1.71%       1.72%*(d)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $49,715    $25,611     $15,696
-----------------------------------------------------------------------------------
  Average commission rate paid                                                         $0.0037
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                        86%       139%         77%
-----------------------------------------------------------------------------------


  * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) The Advisor waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interest in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 60 and 100 percent of its assets in equities. The equities asset categories are large company stocks, small company stocks, foreign stocks, and equity reserves.

The Fund will invest between 0 and 40 percent of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage- backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                                RANGE
EQUITIES                                    60-100%
Large Cap Stocks                            0-100%
Small Cap Stocks                            0-40%
Foreign Equities                            0-40%
Equity Reserves                             0-20%

BONDS                                       0-40%
U.S. Treasury Securities                    0-32.5%
Mortgage-Backed Securities                  0-12.5%
Investment-Grade Corporate Bonds            0-12.5%
High Yield Corporate Bonds                  0-16%
Foreign Bonds                               0-16%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 100 percent of its total assets in large company stocks.
     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United
     States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 40 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 40 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 20 percent of its total assets in equity reserves.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securites. The average duration of the Fund's Bond Assets will be not less than three nor more than nine years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 32.5 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 12.5 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 12.5 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 16 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 16 percent of its total assets in foreign bonds.


ACCEPTABLE INVESTMENTS

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


     direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



     notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



     notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding;



     and notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

       other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

       Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

       The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

       The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

     Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

     The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

     REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

     CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

     In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 40% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.

     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.

     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser.

     Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.



     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE         NET ASSETS OF THE FEDERATED FUNDS
         .151%                   on the first $250 million
         .125%                   on the next $250 million
         .10%                    on the next $250 million
         .075%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Aggressive Growth Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Aggressive Growth Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS
Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.  Shares may be redeemed in any amount by mailing a
                          -
written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Select Shares that are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500.

Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class.


To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 78.

                                                                                          YEAR ENDED NOVEMBER 30,
                                                                                       1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   11.59  $    9.80   $   10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                   0.28       0.17        0.13
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency, and
  futures contracts                                                                       1.19       1.89       (0.25)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                        1.47       2.06       (0.12)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.30)     (0.25)      (0.08)
-----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                    (0.26)     (0.02)     --
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                    (0.56)     (0.27)      (0.08)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   12.50  $   11.59   $    9.80
-----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                         13.22%     21.36%      (1.20%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                1.75%      1.75%       1.64%*
-----------------------------------------------------------------------------------
  Net investment income                                                                   2.26%      2.65%       2.67%*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                        0.93%      1.71%       1.97%*(d)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $31,390    $12,342      $1,673
-----------------------------------------------------------------------------------
  Average commission rate paid                                                         $0.0037
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                        86%       139%         77 %
-----------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The Advisor waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--60.1%
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--25.1%
                -------------------------------------------------------------------------------
                BASIC INDUSTRY--1.8%
                -------------------------------------------------------------------------------
        12,400  Allegheny Teledyne, Inc.                                                         $     289,850
                -------------------------------------------------------------------------------
         4,100  Betz Laboratories, Inc.                                                                237,288
                -------------------------------------------------------------------------------
         2,200  Du Pont (E.I.) de Nemours & Co.                                                        207,350
                -------------------------------------------------------------------------------
         4,000  Great Lakes Chemical Corp.                                                             214,500
                -------------------------------------------------------------------------------
        19,500  LTV Corporation                                                                        209,625
                -------------------------------------------------------------------------------
         7,000  Morton International, Inc.                                                             282,625
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,441,238
                -------------------------------------------------------------------------------  -------------
                CONSUMER DURABLES--1.0%
                -------------------------------------------------------------------------------
         5,500  General Motors Corp., Class H                                                          299,750
                -------------------------------------------------------------------------------
         3,000  General Motors Corp.                                                                   172,875
                -------------------------------------------------------------------------------
         3,900  Martin Marietta Materials                                                               91,650
                -------------------------------------------------------------------------------
         9,000  Rubbermaid, Inc.                                                                       216,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  780,275
                -------------------------------------------------------------------------------  -------------
                CONSUMER NON-DURABLES--3.5%
                -------------------------------------------------------------------------------
         3,700  Avon Products, Inc.                                                                    206,275
                -------------------------------------------------------------------------------
         2,500  CPC International, Inc.                                                                208,125
                -------------------------------------------------------------------------------
         4,100  Dole Food, Inc., ACES, $2.7475                                                         163,488
                -------------------------------------------------------------------------------
         3,500  Heinz (H.J.) Co.                                                                       132,563
                -------------------------------------------------------------------------------
        13,300  IBP, Inc.                                                                              329,175
                -------------------------------------------------------------------------------
         2,400  Kimberly-Clark Corp.                                                                   234,600
                -------------------------------------------------------------------------------
         5,250  Philip Morris Cos., Inc.                                                               541,406
                -------------------------------------------------------------------------------
         5,900  Tambrands, Inc.                                                                        252,225
                -------------------------------------------------------------------------------
         3,100  Unilever N.V.                                                                          536,688
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED

-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                CONSUMER NON-DURABLES--CONTINUED
                -------------------------------------------------------------------------------
         3,100  V.F. Corp.                                                                       $     210,413
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,814,958
                -------------------------------------------------------------------------------  -------------
                ENERGY MINERALS--2.9%
                -------------------------------------------------------------------------------
         6,100  Baker Hughes, Inc.                                                                     223,413
                -------------------------------------------------------------------------------
         5,000  Chevron Corp.                                                                          335,000
                -------------------------------------------------------------------------------
         3,100  Exxon Corp.                                                                            293,338
                -------------------------------------------------------------------------------
         9,000  Occidental Petroleum Corp.                                                             216,000
                -------------------------------------------------------------------------------
         1,100  Royal Dutch Petroleum Co.                                                              186,863
                -------------------------------------------------------------------------------
         3,500  Texaco, Inc.                                                                           346,938
                -------------------------------------------------------------------------------
        13,100  USX-Marathon Group                                                                     299,663
                -------------------------------------------------------------------------------
         9,032  Union Pacific Resources Group, Inc.                                                    269,831
                -------------------------------------------------------------------------------
         3,000  (a)Western Atlas, Inc.                                                                 211,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,382,546
                -------------------------------------------------------------------------------  -------------
                FINANCE--3.7%
                -------------------------------------------------------------------------------
         5,646  Allstate Corp.                                                                         340,172
                -------------------------------------------------------------------------------
         3,400  CIGNA Corp.                                                                            480,675
                -------------------------------------------------------------------------------
         3,400  Chase Manhattan Corp.                                                                  321,300
                -------------------------------------------------------------------------------
         2,200  Citicorp                                                                               240,350
                -------------------------------------------------------------------------------
         2,900  Dean Witter, Discover & Co.                                                            198,288
                -------------------------------------------------------------------------------
         8,600  Federal National Mortgage Association                                                  354,750
                -------------------------------------------------------------------------------
         3,900  Marsh & McLennan Cos., Inc.                                                            442,163
                -------------------------------------------------------------------------------
         4,600  National City Corp.                                                                    213,325
                -------------------------------------------------------------------------------
         4,100  Providian Corp.                                                                        219,350
                -------------------------------------------------------------------------------
         5,000  Travelers Group, Inc.                                                                  225,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                3,035,373
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                HEALTH CARE--3.0%
                -------------------------------------------------------------------------------
         5,700  Abbott Laboratories                                                              $     317,775
                -------------------------------------------------------------------------------
         4,800  (a)American Home Products Corp.                                                        308,400
                -------------------------------------------------------------------------------
         8,700  Bard (C.R.), Inc.                                                                      243,600
                -------------------------------------------------------------------------------
        10,000  (a)Biomet, Inc.                                                                        165,000
                -------------------------------------------------------------------------------
         3,300  Bristol-Myers Squibb Co.                                                               375,375
                -------------------------------------------------------------------------------
         4,800  Columbia/HCA Healthcare Corp.                                                          192,000
                -------------------------------------------------------------------------------
        12,400  (a)Healthsource, Inc.                                                                  139,500
                -------------------------------------------------------------------------------
         2,800  Merck & Co., Inc.                                                                      232,400
                -------------------------------------------------------------------------------
         2,900  Smithkline Beecham, ADR                                                                199,738
                -------------------------------------------------------------------------------
         5,300  United Healthcare Corp.                                                                228,563
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,402,351
                -------------------------------------------------------------------------------  -------------
                PRODUCER MANUFACTURING--1.8%
                -------------------------------------------------------------------------------
         2,600  (a)FMC Corp.                                                                           200,850
                -------------------------------------------------------------------------------
         2,700  General Electric Co.                                                                   280,800
                -------------------------------------------------------------------------------
         3,200  Loews Corp.                                                                            296,800
                -------------------------------------------------------------------------------
         3,900  Textron, Inc.                                                                          371,963
                -------------------------------------------------------------------------------
        17,100  (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                  292,307
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,442,720
                -------------------------------------------------------------------------------  -------------
                RETAIL TRADE--1.1%
                -------------------------------------------------------------------------------
         6,900  Dayton-Hudson Corp.                                                                    268,238
                -------------------------------------------------------------------------------
         6,900  Sears, Roebuck & Co.                                                                   343,275
                -------------------------------------------------------------------------------
        14,300  Wal-Mart Stores, Inc.                                                                  364,650
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  976,163
                -------------------------------------------------------------------------------  -------------
                SERVICES--1.0%
                -------------------------------------------------------------------------------
         7,500  Block (H&R), Inc.                                                                      219,375
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                SERVICES--CONTINUED
                -------------------------------------------------------------------------------
        11,300  Browning-Ferris Industries, Inc.                                                 $     303,688
                -------------------------------------------------------------------------------
         3,300  Gannett Co., Inc.                                                                      259,050
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  782,113
                -------------------------------------------------------------------------------  -------------
                TECHNOLOGY--2.1%
                -------------------------------------------------------------------------------
         5,000  (a)Analog Devices, Inc.                                                                160,625
                -------------------------------------------------------------------------------
         6,400  Electronic Data Systems Corp.                                                          309,600
                -------------------------------------------------------------------------------
         2,400  Intel Corp.                                                                            304,500
                -------------------------------------------------------------------------------
           800  International Business Machines Corp.                                                  127,500
                -------------------------------------------------------------------------------
         1,723  Lockheed Martin Corp.                                                                  156,147
                -------------------------------------------------------------------------------
         1,879  Lucent Technologies, Inc.                                                               96,299
                -------------------------------------------------------------------------------
         3,400  Raytheon Co.                                                                           173,864
                -------------------------------------------------------------------------------
         4,500  (a)Rockwell International Corp.                                                        289,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,617,660
                -------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.3%
                -------------------------------------------------------------------------------
         8,300  (a)KLM Royal Dutch Airlines                                                            216,838
                -------------------------------------------------------------------------------  -------------
                UTILITIES--2.9%
                -------------------------------------------------------------------------------
         5,800  AT&T Corp.                                                                             227,650
                -------------------------------------------------------------------------------
         5,900  CMS Energy Corp.                                                                       191,750
                -------------------------------------------------------------------------------
         4,000  (a)Columbia Gas System, Inc.                                                           258,500
                -------------------------------------------------------------------------------
         6,100  Enron Corp.                                                                            279,075
                -------------------------------------------------------------------------------
         4,000  FPL Group, Inc.                                                                        184,500
                -------------------------------------------------------------------------------
         7,200  GTE Corp.                                                                              323,100
                -------------------------------------------------------------------------------
        15,200  MCI Communications Corp.                                                               463,600
                -------------------------------------------------------------------------------
         8,000  Pacific Gas & Electric Co.                                                             193,000
                -------------------------------------------------------------------------------
         7,700  Southern Co.                                                                           171,325
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                UTILITIES--CONTINUED
                -------------------------------------------------------------------------------
         6,900  TECO Energy, Inc.                                                                $     168,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,460,688
                -------------------------------------------------------------------------------  -------------
                TOTAL LARGE-CAP STOCKS                                                              20,352,923
                -------------------------------------------------------------------------------  -------------
                SMALL-CAP STOCKS--15.0%
                -------------------------------------------------------------------------------
                BASIC INDUSTRY--1.1%
                -------------------------------------------------------------------------------
         8,400  (a)Chirex, Inc.                                                                         90,300
                -------------------------------------------------------------------------------
         2,900  Donaldson Company, Inc.                                                                 88,450
                -------------------------------------------------------------------------------
         5,300  (a)Fibreboard Corp.                                                                    183,513
                -------------------------------------------------------------------------------
         6,300  (a)Royal Plastics Group Ltd.                                                           113,400
                -------------------------------------------------------------------------------
         9,700  Spartech Corp.                                                                         103,063
                -------------------------------------------------------------------------------
         9,200  (a)Synthetech, Inc.                                                                     75,900
                -------------------------------------------------------------------------------
         1,600  Texas Industries, Inc.                                                                  91,000
                -------------------------------------------------------------------------------
         3,300  (a)Titanium Metals Corp.                                                               110,550
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  856,176
                -------------------------------------------------------------------------------  -------------
                CONSUMER DURABLES--1.1%
                -------------------------------------------------------------------------------
         6,200  Action Performance Companies, Inc.                                                     106,175
                -------------------------------------------------------------------------------
         1,700  Carlisle Cos., Inc.                                                                     97,750
                -------------------------------------------------------------------------------
         4,625  Cavalier Homes, Inc.                                                                    52,031
                -------------------------------------------------------------------------------
         4,800  (a)Champion Enterprises, Inc.                                                          100,200
                -------------------------------------------------------------------------------
         4,000  Coachmen Industries, Inc.                                                              102,000
                -------------------------------------------------------------------------------
         5,300  (a)Equity Marketing, Inc.                                                              121,900
                -------------------------------------------------------------------------------
         2,600  (a)K2, Inc.                                                                             67,600
                -------------------------------------------------------------------------------
         3,500  Lewis Galoob Toys, Inc.                                                                101,938
                -------------------------------------------------------------------------------
         4,700  Norwood Promotional Products                                                            75,788
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                CONSUMER DURABLES--CONTINUED
                -------------------------------------------------------------------------------
         1,900  Wynns International, Inc.                                                        $      55,338
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  880,720
                -------------------------------------------------------------------------------  -------------
                CONSUMER NON-DURABLES--0.6%
                -------------------------------------------------------------------------------
         5,300  (a)Helen of Troy Ltd.                                                                  113,950
                -------------------------------------------------------------------------------
         8,600  (a)Morningstar Group, Inc.                                                             148,350
                -------------------------------------------------------------------------------
         2,200  (a)Mossimo, Inc.                                                                        33,275
                -------------------------------------------------------------------------------
         2,200  Natures Sunshine Products, Inc.                                                         44,550
                -------------------------------------------------------------------------------
         6,200  (a)Sport-Haley Inc.                                                                     91,450
                -------------------------------------------------------------------------------
         3,400  Worthington Foods, Inc.                                                                 86,700
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  518,275
                -------------------------------------------------------------------------------  -------------
                ENERGY MINERALS--0.6%
                -------------------------------------------------------------------------------
         3,300  (a)Belden & Blake Corp.                                                                 83,325
                -------------------------------------------------------------------------------
         1,700  (a)Cliffs Drilling Co.                                                                  88,400
                -------------------------------------------------------------------------------
         1,800  (a)Energy Ventures, Inc.                                                                88,425
                -------------------------------------------------------------------------------
         6,100  (a)Key Production Co.                                                                   77,013
                -------------------------------------------------------------------------------
         5,200  Lomak Petroleum, Inc.                                                                   85,150
                -------------------------------------------------------------------------------
         4,500  (a)Pool Energy Services Co.                                                             66,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  488,688
                -------------------------------------------------------------------------------  -------------
                FINANCE--2.2%
                -------------------------------------------------------------------------------
         6,900  (a)ACC Consumer Finance Corp.                                                           62,963
                -------------------------------------------------------------------------------
         2,600  Aames Financial Corp                                                                   111,475
                -------------------------------------------------------------------------------
         1,500  CMAC Investment Corp.                                                                  114,375
                -------------------------------------------------------------------------------
         2,500  Capital Re Corp.                                                                        95,938
                -------------------------------------------------------------------------------
         8,000  Commonwealth Bancorp                                                                   116,000
                -------------------------------------------------------------------------------
         9,000  (a)Consumer Portfolio Services                                                         115,875
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                FINANCE--CONTINUED
                -------------------------------------------------------------------------------
         3,500  (a)Delphi Financial Group, Inc., Class A                                         $      98,875
                -------------------------------------------------------------------------------
         2,600  (a)Delta Financial Corp.                                                                59,475
                -------------------------------------------------------------------------------
         2,900  Donegal Group, Inc.                                                                     56,188
                -------------------------------------------------------------------------------
         3,900  (a)Electro Rent Corp.                                                                   93,600
                -------------------------------------------------------------------------------
         4,800  (a)Everen Capital Corp.                                                                108,000
                -------------------------------------------------------------------------------
         3,500  Executive Risk, Inc.                                                                   140,000
                -------------------------------------------------------------------------------
         3,300  (a)First Merchants Acceptance Corp.                                                     69,300
                -------------------------------------------------------------------------------
         2,600  Frontier Insurance Group, Inc.                                                          99,450
                -------------------------------------------------------------------------------
         1,900  (a)Insignia Financial Group, Inc., Class A                                              43,225
                -------------------------------------------------------------------------------
           500  (a)Markel Corp.                                                                         42,500
                -------------------------------------------------------------------------------
         3,400  Penn-America Group, Inc.                                                                53,975
                -------------------------------------------------------------------------------
         5,800  (a)Southern Pacific Funding                                                            184,150
                -------------------------------------------------------------------------------
         2,900  (a)UICI                                                                                 81,200
                -------------------------------------------------------------------------------
         3,600  Vesta Insurance Group, Inc.                                                            116,100
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,862,664
                -------------------------------------------------------------------------------  -------------
                HEALTH CARE--1.6%
                -------------------------------------------------------------------------------
         4,100  (a)American HomePatient, Inc.                                                           94,813
                -------------------------------------------------------------------------------
         2,850  (a)Bio Rad Laboratories, Inc., Class A                                                  85,144
                -------------------------------------------------------------------------------
         7,600  (a)Biosource International, Inc.                                                        53,675
                -------------------------------------------------------------------------------
         3,400  Chad Therapeutics Inc.                                                                  53,550
                -------------------------------------------------------------------------------
         4,500  (a)Curative Technologies, Inc.                                                         117,000
                -------------------------------------------------------------------------------
        10,800  (a)Diagnostic Health Services, Inc.                                                     75,600
                -------------------------------------------------------------------------------
         2,800  (a)Geltex Pharmaceuticals, Inc.                                                         50,050
                -------------------------------------------------------------------------------
         3,400  (a)Genesis Health Ventures, Inc.                                                        94,775
                -------------------------------------------------------------------------------
         1,300  (a)Medicis Pharmaceutical Corp., Class A                                                57,038
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                HEALTH CARE--CONTINUED
                -------------------------------------------------------------------------------
         6,400  (a)OrthoLogic Corp.                                                              $      39,200
                -------------------------------------------------------------------------------
         7,900  (a)Physician Computer Network, Inc.                                                     65,175
                -------------------------------------------------------------------------------
         7,100  (a)Prime Medical Services                                                               82,538
                -------------------------------------------------------------------------------
         6,300  (a)Rotech Medical Corp.                                                                107,100
                -------------------------------------------------------------------------------
         1,700  (a)Safeskin Corp.                                                                       87,975
                -------------------------------------------------------------------------------
         2,800  (a)Sierra Health Services, Inc.                                                         68,950
                -------------------------------------------------------------------------------
         3,000  (a)Universal Health Services, Inc., Class B                                             84,750
                -------------------------------------------------------------------------------
         3,900  (a)UroCor, Inc.                                                                         37,538
                -------------------------------------------------------------------------------
         4,800  (a)Veterinary Centers of America                                                        51,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,305,871
                -------------------------------------------------------------------------------  -------------
                PRODUCER MANUFACTURING--0.6%
                -------------------------------------------------------------------------------
         2,300  (a)Cable Design Technologies, Class A                                                   67,275
                -------------------------------------------------------------------------------
         4,300  (a)Maverick Tube Corp.                                                                  68,263
                -------------------------------------------------------------------------------
         2,300  (a)NCI Building System, Inc.                                                            66,125
                -------------------------------------------------------------------------------
         2,500  (a)Reliance Steel & Aluminum Co.                                                        93,750
                -------------------------------------------------------------------------------
         2,700  (a)Sinter Metals, Inc.                                                                  67,500
                -------------------------------------------------------------------------------
         3,600  (a)US Office Products Co.                                                              111,600
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  474,513
                -------------------------------------------------------------------------------  -------------
                RETAIL TRADE--1.1%
                -------------------------------------------------------------------------------
         6,000  (a)Amrion, Inc.                                                                        137,250
                -------------------------------------------------------------------------------
         1,900  (a)MSC Industrial Direct Co.                                                            71,013
                -------------------------------------------------------------------------------
         5,200  (a)Microage, Inc.                                                                      117,650
                -------------------------------------------------------------------------------
         4,100  (a)Pacific Sunwear of California                                                       110,700
                -------------------------------------------------------------------------------
         6,800  (a)Paul Harris Stores, Inc.                                                            124,100
                -------------------------------------------------------------------------------
         4,000  (a)Pomeroy Computer Resources                                                          109,500
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                RETAIL TRADE--CONTINUED
                -------------------------------------------------------------------------------
         2,600  (a)Regis Corp. Minnesota                                                         $      65,000
                -------------------------------------------------------------------------------
         3,400  Riser Foods, Inc.                                                                      103,700
                -------------------------------------------------------------------------------
         3,100  (a)Stein Mart, Inc.                                                                     59,288
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  898,201
                -------------------------------------------------------------------------------  -------------
                SERVICES--2.0%
                -------------------------------------------------------------------------------
         5,700  (a)ATC Communications, Inc.                                                             87,638
                -------------------------------------------------------------------------------
         1,900  American List Corp.                                                                     56,050
                -------------------------------------------------------------------------------
         3,200  (a)BARRA, Inc.                                                                          83,200
                -------------------------------------------------------------------------------
         3,300  (a)CDI Corp.                                                                            96,113
                -------------------------------------------------------------------------------
         1,400  (a)Caribiner International, Inc.                                                        61,775
                -------------------------------------------------------------------------------
         1,800  (a)Catalina Marketing Corp.                                                             91,800
                -------------------------------------------------------------------------------
         3,800  (a)Consolidated Graphics, Inc.                                                         172,900
                -------------------------------------------------------------------------------
         5,800  Employee Solutions, Inc.                                                               107,300
                -------------------------------------------------------------------------------
         5,600  FactSet Research Systems                                                               131,600
                -------------------------------------------------------------------------------
         3,000  HA-LO Industries, Inc.                                                                 115,500
                -------------------------------------------------------------------------------
         5,400  (a)National Education Corp.                                                             76,275
                -------------------------------------------------------------------------------
         2,800  (a)Newpark Resources, Inc.                                                              98,000
                -------------------------------------------------------------------------------
         3,500  (a)Personnel Group of America, Inc.                                                     79,188
                -------------------------------------------------------------------------------
         2,400  (a)Premier Parks, Inc.                                                                  77,100
                -------------------------------------------------------------------------------
         6,500  (a)Prepaid Legal Services, Inc.                                                         90,188
                -------------------------------------------------------------------------------
         6,000  (a)Prime Hospitality Corp.                                                              99,750
                -------------------------------------------------------------------------------
         4,200  (a)Right Management Consultants                                                         81,375
                -------------------------------------------------------------------------------
         1,000  (a)Univision Communications, Inc., Class A                                              39,750
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                SERVICES--CONTINUED
                -------------------------------------------------------------------------------
         1,200  (a)Volt Information Science, Inc.                                                $      42,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,687,502
                -------------------------------------------------------------------------------  -------------
                TECHNOLOGY--3.2%
                -------------------------------------------------------------------------------
         7,400  (a)Alphanet Solutions, Inc.                                                             90,650
                -------------------------------------------------------------------------------
        10,100  (a)Award Software International, Inc.                                                   90,900
                -------------------------------------------------------------------------------
         2,700  (a)Burr Brown Corp.                                                                     70,200
                -------------------------------------------------------------------------------
         1,300  (a)Claremont Technology Group                                                           31,850
                -------------------------------------------------------------------------------
         5,800  (a)Cognex Corp.                                                                        114,550
                -------------------------------------------------------------------------------
         3,000  Computer Task Group, Inc.                                                              125,625
                -------------------------------------------------------------------------------
         5,900  (a)Digital Systems Int., Inc.                                                           90,713
                -------------------------------------------------------------------------------
         3,200  (a)Ducommun, Inc.                                                                       70,800
                -------------------------------------------------------------------------------
         1,900  (a)Dupont Photomasks, Inc.                                                              78,850
                -------------------------------------------------------------------------------
         6,100  (a)EIS International, Inc.                                                              53,375
                -------------------------------------------------------------------------------
         5,800  (a)ESS Technology, Inc.                                                                114,550
                -------------------------------------------------------------------------------
         3,900  (a)Elexsys International, Inc.                                                          64,838
                -------------------------------------------------------------------------------
         6,600  (a)Firearms Training Systems, Inc.                                                      91,163
                -------------------------------------------------------------------------------
         2,200  (a)IA Corporation I                                                                     12,375
                -------------------------------------------------------------------------------
         5,100  (a)II-VI, Inc.                                                                         134,513
                -------------------------------------------------------------------------------
         4,400  Innovex, Inc.                                                                          178,750
                -------------------------------------------------------------------------------
         3,600  (a)Integrated Measurement Systems, Inc                                                  63,900
                -------------------------------------------------------------------------------
         4,500  (a)Intervoice, Inc.                                                                     56,813
                -------------------------------------------------------------------------------
         2,700  (a)Perceptron, Inc.                                                                     93,488
                -------------------------------------------------------------------------------
         4,000  (a)Photronic Labs, Inc.                                                                126,000
                -------------------------------------------------------------------------------
         7,600  (a)Raster Graphics Inc.                                                                 79,800
                -------------------------------------------------------------------------------
         4,500  (a)Sandisk Corp.                                                                        61,875
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                TECHNOLOGY--CONTINUED
                -------------------------------------------------------------------------------
         7,900  (a)StorMedia, Inc.                                                               $     100,725
                -------------------------------------------------------------------------------
         4,300  (a)Stratasys, Inc.                                                                      71,488
                -------------------------------------------------------------------------------
         1,900  (a)Supertex, Inc.                                                                       36,100
                -------------------------------------------------------------------------------
         3,200  (a)Tollgrade Communications, Inc.                                                       77,600
                -------------------------------------------------------------------------------
         3,300  (a)Tracor, Inc.                                                                         72,600
                -------------------------------------------------------------------------------
         4,300  (a)Trident International, Inc.                                                          84,925
                -------------------------------------------------------------------------------
         5,600  (a)Trusted Information Systems                                                          67,200
                -------------------------------------------------------------------------------
         2,800  (a)USCS International, Inc.                                                             46,900
                -------------------------------------------------------------------------------
         4,800  (a)Voxware, Inc.                                                                        37,200
                -------------------------------------------------------------------------------
         1,900  Wyle Labs                                                                               68,400
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,558,716
                -------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.4%
                -------------------------------------------------------------------------------
         2,500  Airlines Express International Corp.                                                    81,719
                -------------------------------------------------------------------------------
         1,700  (a)Alaska Air Group, Inc.                                                               41,013
                -------------------------------------------------------------------------------
         1,600  Expeditors International Washington, Inc.                                               71,200
                -------------------------------------------------------------------------------
         3,600  USFreightways Corp.                                                                     93,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  287,307
                -------------------------------------------------------------------------------  -------------
                UTILITIES--0.5%
                -------------------------------------------------------------------------------
         2,400  (a)Atlantic Telephone Network, Inc.                                                     45,300
                -------------------------------------------------------------------------------
         1,000  (a)Columbia Gas System, Inc.                                                            64,625
                -------------------------------------------------------------------------------
         2,200  Leviathan Gas Pipe Line, Inc.                                                          100,100
                -------------------------------------------------------------------------------
         3,400  (b)NGC Corp.                                                                            73,950
                -------------------------------------------------------------------------------
         2,400  TNP Enterprises, Inc.                                                                   61,200
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                UTILITIES--CONTINUED
                -------------------------------------------------------------------------------
         2,600  Trescomm International, Inc.                                                     $      26,975
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  372,150
                -------------------------------------------------------------------------------  -------------
                TOTAL SMALL-CAP STOCKS                                                              12,190,783
                -------------------------------------------------------------------------------  -------------
                FOREIGN EQUITY--20.0%
                -------------------------------------------------------------------------------
                ARGENTINA--0.0%
                -------------------------------------------------------------------------------
         1,025  Banco Frances del Rio de la Plata S.A., ADR                                             31,006
                -------------------------------------------------------------------------------
         4,056  Compania Naviera Perez Companc S.A., Class B                                            27,754
                -------------------------------------------------------------------------------
           802  (a)IRSA Inversiones y Representaciones S.A., GDR                                        24,862
                -------------------------------------------------------------------------------
         1,000  YPF Sociedad Anonima, ADR                                                               23,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  106,872
                -------------------------------------------------------------------------------  -------------
                AUSTRALIA--0.4%
                -------------------------------------------------------------------------------
        13,000  (a)Aristocrat Leisure Ltd.                                                              36,822
                -------------------------------------------------------------------------------
         5,250  (a)Commonwealth Installment                                                             33,160
                -------------------------------------------------------------------------------
         6,600  Lend Lease Corp., Ltd.                                                                 122,481
                -------------------------------------------------------------------------------
        20,000  News Corp., Ltd.                                                                       106,463
                -------------------------------------------------------------------------------
        15,000  Woodside Petroleum Ltd.                                                                105,364
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  404,290
                -------------------------------------------------------------------------------  -------------
                AUSTRIA--0.0%
                -------------------------------------------------------------------------------
           220  Vae Eisenbahnsysteme AG                                                                 20,330
                -------------------------------------------------------------------------------  -------------
                BELGIUM--0.1%
                -------------------------------------------------------------------------------
         1,800  Delhaize-Le Lion                                                                       105,648
                -------------------------------------------------------------------------------  -------------
                BRAZIL--0.4%
                -------------------------------------------------------------------------------
     3,348,000  Banco Bradesco S.A., Preference                                                         24,467
                -------------------------------------------------------------------------------
        66,000  Banco Itau S.A., Preference                                                             25,876
                -------------------------------------------------------------------------------
       140,000  Centrais Eletricas Brasileiras, Preference, Series B                                    45,944
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                BRAZIL--CONTINUED
                -------------------------------------------------------------------------------
         2,700  (a)Cofap-Cia Fab Peca, Preference                                                $      22,086
                -------------------------------------------------------------------------------
       937,000  Companhia Energetica de Minas Gerais, Preference                                        30,205
                -------------------------------------------------------------------------------
        12,000  (a)Cosipa Pnb                                                                           10,920
                -------------------------------------------------------------------------------
         2,600  (a)(b)Elevadores Atlas                                                                  27,938
                -------------------------------------------------------------------------------
       100,000  (a)Light Participacoes S.A.                                                             18,790
                -------------------------------------------------------------------------------
       714,000  Lojas Renner S.A., Preference                                                           35,250
                -------------------------------------------------------------------------------
       230,000  (a)Petroleo Brasileiro S.A., Preference                                                 31,616
                -------------------------------------------------------------------------------
           550  Telecomunicacoes Brasileras, ADR                                                        41,663
                -------------------------------------------------------------------------------
       140,000  (a)Telecomunicacoes de Sao Paulo S.A., Preference                                       24,801
                -------------------------------------------------------------------------------
    11,014,000  (a)Usinas Siderurgicas de Minas Gerais, Pfd.                                            10,981
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  350,537
                -------------------------------------------------------------------------------  -------------
                CHILE--0.0%
                -------------------------------------------------------------------------------
           500  (a)Banco BHIF, ADR                                                                       8,438
                -------------------------------------------------------------------------------
           400  (a)Banco de A. Edwards, ADR                                                              7,400
                -------------------------------------------------------------------------------
           200  (a)(b)Chilectra S.A., ADR                                                               11,000
                -------------------------------------------------------------------------------
           100  Compania Telecomunicacion Chile, ADR                                                     9,513
                -------------------------------------------------------------------------------
           300  (a)Santa Isabel S.A., ADR                                                                7,538
                -------------------------------------------------------------------------------
           200  Sociedad Quimica Y Minera De Chile, ADR                                                 10,400
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   54,289
                -------------------------------------------------------------------------------  -------------
                COLOMBIA--0.0%
                -------------------------------------------------------------------------------
           800  Banco Ganadero S.A., ADR                                                                19,800
                -------------------------------------------------------------------------------
           900  Banco Industrial Colombiano, ADR                                                        14,513
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   34,313
                -------------------------------------------------------------------------------  -------------
                FRANCE--1.4%
                -------------------------------------------------------------------------------
           918  AXA                                                                                     55,163
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED

                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                FRANCE--CONTINUED
                -------------------------------------------------------------------------------
           482  Accor SA                                                                         $      61,821
                -------------------------------------------------------------------------------
         1,100  Casino Ord                                                                              49,801
                -------------------------------------------------------------------------------
         1,037  Compagnie Financiere de Paribas, Class A                                                71,247
                -------------------------------------------------------------------------------
           450  Compagnie de Saint Gobain                                                               64,694
                -------------------------------------------------------------------------------
         1,529  Credit Commerical De France                                                             74,053
                -------------------------------------------------------------------------------
         1,410  Credit Local de France                                                                 127,644
                -------------------------------------------------------------------------------
           500  Groupe Danon BSN SA                                                                     73,605
                -------------------------------------------------------------------------------
           960  Havas SA                                                                                67,996
                -------------------------------------------------------------------------------
           400  LVMH (Moet-Hennessy)                                                                   101,382
                -------------------------------------------------------------------------------
         1,130  Lafarge-Coppee                                                                          71,385
                -------------------------------------------------------------------------------
           721  Lyonnaise des Eaux SA                                                                   68,625
                -------------------------------------------------------------------------------
           660  Peugeot SA                                                                              81,113
                -------------------------------------------------------------------------------
           660  Rhone-Poulenc Rorer, Inc.                                                               49,088
                -------------------------------------------------------------------------------
         1,680  Schneider SA                                                                            79,919
                -------------------------------------------------------------------------------
           531  Total SA-B                                                                              42,459
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,139,995
                -------------------------------------------------------------------------------  -------------
                GERMANY, FEDERAL REPUBLIC OF--1.4%
                -------------------------------------------------------------------------------
         2,490  BASF AG                                                                                 92,098
                -------------------------------------------------------------------------------
         1,900  Bayer AG                                                                                76,452
                -------------------------------------------------------------------------------
         2,200  (a)Commerzbank AG, Frankfurt                                                            54,067
                -------------------------------------------------------------------------------
         2,260  (a)Daimler Benz AG                                                                     147,596
                -------------------------------------------------------------------------------
         1,380  Deutsche Bank, AG                                                                       65,766
                -------------------------------------------------------------------------------
         2,400  Dresdner Bank AG, Frankfurt                                                             71,231
                -------------------------------------------------------------------------------
           181  Gea AG, Vorzugsaktien                                                                   54,249
                -------------------------------------------------------------------------------
           215  (a)Henkel KGAA                                                                          10,484
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                GERMANY, FEDERAL REPUBLIC OF--CONTINUED
                -------------------------------------------------------------------------------
           935  Henkel KGAA, Pfd.                                                                $      46,565
                -------------------------------------------------------------------------------
            70  Linde AG                                                                                42,507
                -------------------------------------------------------------------------------
           174  Mannesmann AG                                                                           72,571
                -------------------------------------------------------------------------------
         1,400  RWE AG                                                                                  61,895
                -------------------------------------------------------------------------------
         4,300  (a)Rofin-Sinar Technologies, Inc.                                                       55,363
                -------------------------------------------------------------------------------
           800  Schering AG                                                                             65,691
                -------------------------------------------------------------------------------
           945  Schwarz Pharma                                                                          70,348
                -------------------------------------------------------------------------------
         1,250  Siemens AG                                                                              60,220
                -------------------------------------------------------------------------------
         1,100  Veba AG                                                                                 64,329
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,111,432
                -------------------------------------------------------------------------------  -------------
                HONG KONG--1.4%
                -------------------------------------------------------------------------------
       140,000  Aeon Credit Service                                                                     47,077
                -------------------------------------------------------------------------------
        63,500  Amoy Properties Ltd.                                                                    88,696
                -------------------------------------------------------------------------------
         9,000  Cheung Kong                                                                             79,152
                -------------------------------------------------------------------------------
        24,000  (a)(b)Cheung Kong Infrastructure                                                        58,355
                -------------------------------------------------------------------------------
        12,000  (a)(b)China Resources Bejing Land                                                        7,450
                -------------------------------------------------------------------------------
         2,429  HSBC Holdings PLC                                                                       50,578
                -------------------------------------------------------------------------------
        70,000  Henderson Investment Ltd.                                                               85,101
                -------------------------------------------------------------------------------
        32,000  Hong Kong Telecom                                                                       55,458
                -------------------------------------------------------------------------------
        11,000  Hutchison Whampoa                                                                       85,004
                -------------------------------------------------------------------------------
         8,000  New World Development Co. Ltd.                                                          54,061
                -------------------------------------------------------------------------------
       114,000  Oriental Press Group                                                                    64,136
                -------------------------------------------------------------------------------
        43,000  Peregrine Investments                                                                   79,527
                -------------------------------------------------------------------------------
        30,000  (a)(b)Shanghai Industrial Holdings Ltd.                                                 97,581
                -------------------------------------------------------------------------------
         5,000  Sun Hung Kai Properties                                                                 62,080
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                HONG KONG--CONTINUED
                -------------------------------------------------------------------------------
        41,000  (a)Winsor Property Holdings Ltd.                                                 $      61,776
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  976,032
                -------------------------------------------------------------------------------  -------------
                INDIA--0.0%
                -------------------------------------------------------------------------------
         1,700  (a)(b)Bombay Suburban Electric Supply, GDR                                              33,575
                -------------------------------------------------------------------------------
         4,600  (a)(b)Crompton Greaves Ltd., GDR                                                        14,950
                -------------------------------------------------------------------------------
         1,200  (a)Hindalco Industries, GDR                                                             24,480
                -------------------------------------------------------------------------------
         2,000  (a)(b)Larsen & Toubro Ltd., GDR                                                         29,000
                -------------------------------------------------------------------------------
         2,600  (a)(b)Mahindra and Mahindra , GDR                                                       27,300
                -------------------------------------------------------------------------------
         1,600  (a)(b)Steel Authority of India, GDR                                                     13,600
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  142,905
                -------------------------------------------------------------------------------  -------------
                INDONESIA--0.0%
                -------------------------------------------------------------------------------
        41,000  (a)Bank Negara Indonesia                                                                20,544
                -------------------------------------------------------------------------------
        23,000  Citra Marga Nusaphala Persada                                                           19,371
                -------------------------------------------------------------------------------
         5,000  Gudang Garam                                                                            21,269
                -------------------------------------------------------------------------------
        14,000  Modern Photo Film Co.                                                                   35,075
                -------------------------------------------------------------------------------
        10,000  Semen Gresik                                                                            30,490
                -------------------------------------------------------------------------------
        29,467  Steady Safe                                                                             34,556
                -------------------------------------------------------------------------------
        38,720  Pab K Tjiwi Kimia                                                                       37,151
                -------------------------------------------------------------------------------
        12,000  Tambang Timah                                                                           18,934
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  217,390
                -------------------------------------------------------------------------------  -------------
                ITALY--0.4%
                -------------------------------------------------------------------------------
         8,000  Banca Popolare Milano                                                                   40,898
                -------------------------------------------------------------------------------
        10,300  Eni                                                                                     54,219
                -------------------------------------------------------------------------------
         5,100  Imi Istituto Mobiliare                                                                  42,843
                -------------------------------------------------------------------------------
           595  (a)La Rinascente S.P.A. Warrants, 12/31/1999                                               279
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED

                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                ITALY--CONTINUED
                -------------------------------------------------------------------------------
        42,000  Telecom Italia Mobile                                                            $      98,770
                -------------------------------------------------------------------------------
         6,000  (a)Unicem S.P.A.                                                                        40,489
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  277,498
                -------------------------------------------------------------------------------  -------------
                JAPAN--5.4%
                -------------------------------------------------------------------------------
        16,000  Amada Co                                                                               133,731
                -------------------------------------------------------------------------------
           200  Asahi Broadcasting Corp.                                                                21,949
                -------------------------------------------------------------------------------
         3,000  Canare Electric Co. Ltd.                                                                63,213
                -------------------------------------------------------------------------------
        13,000  Casio Computer Co                                                                      105,461
                -------------------------------------------------------------------------------
            23  DDI Corp.                                                                              164,574
                -------------------------------------------------------------------------------
         9,000  Dai Nippon Printing Co. Ltd.                                                           164,355
                -------------------------------------------------------------------------------
        12,000  Daito Trust Construction                                                               156,980
                -------------------------------------------------------------------------------
         6,000  Fuji Photo Film Co.                                                                    188,060
                -------------------------------------------------------------------------------
         2,000  Hirose Electric Co                                                                     121,159
                -------------------------------------------------------------------------------
         8,000  Hitachi Maxell                                                                         165,057
                -------------------------------------------------------------------------------
         7,000  Ikegami Tsushinki                                                                       46,708
                -------------------------------------------------------------------------------
        10,000  JGC Corp.                                                                               92,186
                -------------------------------------------------------------------------------
         3,000  Japan Cash Machine Co. Ltd.                                                             53,468
                -------------------------------------------------------------------------------
         5,000  Japan Radio Co.                                                                         61,018
                -------------------------------------------------------------------------------
            16  (a)(b)Japan Tobacco                                                                    113,924
                -------------------------------------------------------------------------------
         5,000  Konami Co                                                                              170,764
                -------------------------------------------------------------------------------
         6,000  Matsushita Kotobuk Electric                                                            153,819
                -------------------------------------------------------------------------------
         4,000  (a)Meiwa Estate                                                                        116,594
                -------------------------------------------------------------------------------
        24,000  Minolta Co                                                                             151,080
                -------------------------------------------------------------------------------
        23,000  Mitsubishi Heavy Industries Ltd.                                                       187,796
                -------------------------------------------------------------------------------
        10,000  Mycal Corp.                                                                            149,254
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                JAPAN--CONTINUED
                -------------------------------------------------------------------------------
         2,000  Nintendo Corp. Ltd.                                                              $     141,352
                -------------------------------------------------------------------------------
         5,000  Nippon Comsys Corp.                                                                     62,335
                -------------------------------------------------------------------------------
         1,000  Nissei ASB Machine Co.                                                                  13,960
                -------------------------------------------------------------------------------
         3,000  Pioneer Electronic Corp                                                                 64,530
                -------------------------------------------------------------------------------
         3,000  Promise Co. Ltd.                                                                       150,132
                -------------------------------------------------------------------------------
             2  (b)Sakura Finance (Bermuda), Conv. Pfd.                                                113,664
                -------------------------------------------------------------------------------
         5,000  Sankyo Co.                                                                             133,889
                -------------------------------------------------------------------------------
        12,000  Shiseido Co.                                                                           144,337
                -------------------------------------------------------------------------------
        14,000  Shochiku Co.                                                                           130,290
                -------------------------------------------------------------------------------
         2,000  Sony Corp.                                                                             128,007
                -------------------------------------------------------------------------------
     3,000,000  (b)Sumitomo Bank International, Conv. Bond, .75%, 5/31/2001                             28,611
                -------------------------------------------------------------------------------
         7,000  Sumitomo Trust & Banking                                                                77,436
                -------------------------------------------------------------------------------
         8,000  Taisho Pharmaceutical Co.                                                              178,402
                -------------------------------------------------------------------------------
         6,000  Takashimaya Co.                                                                         80,070
                -------------------------------------------------------------------------------
         9,000  Tokio Marine and Fire Insurance Co.                                                     99,561
                -------------------------------------------------------------------------------
        30,000  (a)Tokyo Tatemono Co., Ltd.                                                            137,489
                -------------------------------------------------------------------------------
        10,000  Tsubakimoto Chain Co.                                                                   58,911
                -------------------------------------------------------------------------------  -------------
                Total                                                                                4,324,126
                -------------------------------------------------------------------------------  -------------
                KOREA, REPUBLIC OF--0.0%
                -------------------------------------------------------------------------------
         1,500  Chonggu Housing & Construction                                                          34,381
                -------------------------------------------------------------------------------
         1,500  Dongkuk Steel Mill Co.                                                                  29,133
                -------------------------------------------------------------------------------
         1,100  Hankuk Paper Manufacturing Co.                                                          24,947
                -------------------------------------------------------------------------------
         3,000  Korea Exchange Bank                                                                     28,228
                -------------------------------------------------------------------------------
         2,700  (a)Korea Mobile Telecomm Corp., ADR                                                     35,100
                -------------------------------------------------------------------------------
         1,700  Pacific Corporation                                                                     31,787
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                KOREA, REPUBLIC OF--CONTINUED
                -------------------------------------------------------------------------------
           960  Shinhan Bank                                                                     $      16,954
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  200,530
                -------------------------------------------------------------------------------  -------------
                MALAYSIA--0.6%
                -------------------------------------------------------------------------------
        26,000  Eastern and Oriental                                                                    56,589
                -------------------------------------------------------------------------------
         3,000  (a)Kentucky Fried Chicken                                                                3,657
                -------------------------------------------------------------------------------
        15,000  Kentucky Fried Chicken                                                                  66,482
                -------------------------------------------------------------------------------
         4,000  Malayan Banking                                                                         39,573
                -------------------------------------------------------------------------------
         1,000  Malayan United Industries                                                                  748
                -------------------------------------------------------------------------------
        34,000  Malaysian Industrial Development                                                        69,964
                -------------------------------------------------------------------------------
        12,000  Malaysian Pacific Industries                                                            48,912
                -------------------------------------------------------------------------------
        14,000  Metacorp                                                                                43,213
                -------------------------------------------------------------------------------
        15,000  UMW Holdings                                                                            71,231
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  400,369
                -------------------------------------------------------------------------------  -------------
                MEXICO--0.1%
                -------------------------------------------------------------------------------
           900  (a)(b)Acer, Inc., ADR                                                                   16,425
                -------------------------------------------------------------------------------
         3,300  (a)Cemex S.A., Class B, ADR                                                             23,822
                -------------------------------------------------------------------------------
        15,000  (a)Cifra S.A. de C.V., Class B                                                          20,692
                -------------------------------------------------------------------------------
         2,000  (a)Empresas ICA Sociedad Controladora S.A., ADR                                         28,750
                -------------------------------------------------------------------------------
        13,000  Fomento Economico Mexicano, S.A. de C.V., Class B                                       44,421
                -------------------------------------------------------------------------------
        18,000  (a)Grupo Corvi S.A., Class UBL                                                          15,063
                -------------------------------------------------------------------------------
         3,100  (a)(b)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                             24,974
                -------------------------------------------------------------------------------
           600  Pan American Beverage, Class A                                                          28,050
                -------------------------------------------------------------------------------
           700  Telefonos de Mexico, Class L, ADR                                                       21,263
                -------------------------------------------------------------------------------
         1,800  (a)Tubos de Acero de Mexico S.A., ADR                                                   24,525
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  247,985
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED

-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                NETHERLANDS--0.8%
                -------------------------------------------------------------------------------
         2,100  ABN Amro Holding                                                                 $     136,038
                -------------------------------------------------------------------------------
           900  (a)ASM Lithography Holding N.V.                                                         39,616
                -------------------------------------------------------------------------------
           610  Akzo Nobel N.V.                                                                         80,977
                -------------------------------------------------------------------------------
         3,900  Boskalis Westminster N.V.                                                               77,353
                -------------------------------------------------------------------------------
           990  Hunter Douglas N.V.                                                                     64,764
                -------------------------------------------------------------------------------
         1,907  ING Groep, N.V.                                                                         66,800
                -------------------------------------------------------------------------------
         1,900  Vendex International A                                                                  82,532
                -------------------------------------------------------------------------------
           500  Wolters Kluwer N.V.                                                                     65,389
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  613,469
                -------------------------------------------------------------------------------  -------------
                NEW ZEALAND--0.3%
                -------------------------------------------------------------------------------
        22,000  Air New Zealand Ltd., Class B                                                           57,895
                -------------------------------------------------------------------------------
        21,000  Fletcher Challenge Building                                                             58,997
                -------------------------------------------------------------------------------
        70,000  Wrightson Ltd.                                                                          62,233
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  179,125
                -------------------------------------------------------------------------------  -------------
                NORWAY--0.2%
                -------------------------------------------------------------------------------
         3,670  Elkem A/S, Class A                                                                      57,183
                -------------------------------------------------------------------------------
         9,800  (a)Storebrand ASA                                                                       58,482
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  115,665
                -------------------------------------------------------------------------------  -------------
                PAKISTAN--0.0%
                -------------------------------------------------------------------------------
           400  (a)Hub Power Co., GDR                                                                    8,600
                -------------------------------------------------------------------------------  -------------
                PHILIPPINES--0.0%
                -------------------------------------------------------------------------------
       114,000  (a)Belle Corp.                                                                          30,358
                -------------------------------------------------------------------------------
        55,282  (a)Davao Union Cement Corp., Class B                                                    18,087
                -------------------------------------------------------------------------------
        66,600  (a)Filinvest Land, Inc.                                                                 23,563
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                PHILIPPINES--CONTINUED
                -------------------------------------------------------------------------------
         1,600  Philippine Commercial International Bank                                         $      21,304
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   93,312
                -------------------------------------------------------------------------------  -------------
                SINGAPORE--0.5%
                -------------------------------------------------------------------------------
         7,000  City Developments                                                                       61,889
                -------------------------------------------------------------------------------
        10,000  Hong Leong Finance Ltd.                                                                 34,652
                -------------------------------------------------------------------------------
        85,000  Roly International Holdings                                                             56,100
                -------------------------------------------------------------------------------
        10,000  Sembawang Corp. Ltd.                                                                    54,189
                -------------------------------------------------------------------------------
         2,000  Singapore Press Holdings Ltd.                                                           37,790
                -------------------------------------------------------------------------------
        10,000  Straits Steamship Land Ltd.                                                             31,943
                -------------------------------------------------------------------------------
         2,500  (a)Straits Steamship Land Ltd. Warrants, 12/12/2000                                      2,799
                -------------------------------------------------------------------------------
         6,000  United Overseas Bank Ltd.                                                               63,743
                -------------------------------------------------------------------------------
        17,000  Wing Tai Holdings, Ltd.                                                                 46,545
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  389,650
                -------------------------------------------------------------------------------  -------------
                SPAIN--0.7%
                -------------------------------------------------------------------------------
         1,200  Empresa Nac De Electridad                                                               81,056
                -------------------------------------------------------------------------------
           870  Fomento de Construcciones Contratas SA                                                  73,541
                -------------------------------------------------------------------------------
         7,100  Iberdrola SA                                                                            81,940
                -------------------------------------------------------------------------------
         1,400  Mapfre (corporacion)                                                                    74,031
                -------------------------------------------------------------------------------
         1,500  Repsol SA                                                                               55,523
                -------------------------------------------------------------------------------
         3,750  Telefonica de Espana                                                                    82,214
                -------------------------------------------------------------------------------
           693  Zardoya-Otis SA                                                                         73,826
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  522,131
                -------------------------------------------------------------------------------  -------------
                SWEDEN--0.2%
                -------------------------------------------------------------------------------
         7,900  Avesta Sheffield                                                                        81,169
                -------------------------------------------------------------------------------
         1,420  Skandia Forsakrings AB                                                                  40,492
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                SWEDEN--CONTINUED
                -------------------------------------------------------------------------------
         5,000  Stora Kopparbergs, Class A                                                       $      68,497
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  190,158
                -------------------------------------------------------------------------------  -------------
                SWITZERLAND--1.1%
                -------------------------------------------------------------------------------
            60  ABB AG                                                                                  75,075
                -------------------------------------------------------------------------------
           800  CS Holding AG-Registered                                                                85,155
                -------------------------------------------------------------------------------
            60  Ciba-Giegy AG-Registered                                                                74,246
                -------------------------------------------------------------------------------
            65  Nestle SA                                                                               70,560
                -------------------------------------------------------------------------------
           450  (a)Oerlikon-Buhrle Holding AG                                                           46,433
                -------------------------------------------------------------------------------
            32  Reiseburo Kuoni AG, Class B                                                             71,193
                -------------------------------------------------------------------------------
            12  Roche Holding AG                                                                        92,244
                -------------------------------------------------------------------------------
            49  Sandoz AG-R                                                                             56,988
                -------------------------------------------------------------------------------
            75  Sulzer AG-Reg                                                                           43,153
                -------------------------------------------------------------------------------
            66  (a)Swissair AG                                                                          50,127
                -------------------------------------------------------------------------------
           165  Zurich Versicherungsgesellschaft                                                        46,835
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  712,009
                -------------------------------------------------------------------------------  -------------
                THAILAND--0.0%
                -------------------------------------------------------------------------------
         1,200  Bangkok Bank Public Co., Ltd.                                                           13,719
                -------------------------------------------------------------------------------
        12,700  Industrial Finance Corporation of Thailand                                              40,029
                -------------------------------------------------------------------------------
         3,200  Krung Thai Bank PLC                                                                      9,146
                -------------------------------------------------------------------------------
         1,400  PTT Exploration and Production Public Co.                                               20,610
                -------------------------------------------------------------------------------
        30,000  Siam City Bank,                                                                         35,238
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  118,742
                -------------------------------------------------------------------------------  -------------
                UNITED KINGDOM--4.6%
                -------------------------------------------------------------------------------
        20,000  Asda Group                                                                              39,845
                -------------------------------------------------------------------------------
         8,520  BAA PLC                                                                                 70,188
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
        16,000  BTR PLC                                                                          $      64,291
                -------------------------------------------------------------------------------
         4,393  Barclays PLC                                                                            75,555
                -------------------------------------------------------------------------------
         2,536  Boc Group PLC                                                                           37,776
                -------------------------------------------------------------------------------
         3,800  Boots Co. PLC                                                                           40,504
                -------------------------------------------------------------------------------
         3,219  British Aerospace PLC                                                                   62,616
                -------------------------------------------------------------------------------
         6,539  British Petroleum Co. PLC                                                               75,609
                -------------------------------------------------------------------------------
         7,400  British Telecommunication PLC                                                           46,841
                -------------------------------------------------------------------------------
        17,549  Bunzl PLC                                                                               65,499
                -------------------------------------------------------------------------------
         8,500  Cadbury Schweppes PLC                                                                   73,096
                -------------------------------------------------------------------------------
        15,100  Caradon PLC                                                                             60,547
                -------------------------------------------------------------------------------
         6,250  Carlton Communications PLC                                                              52,854
                -------------------------------------------------------------------------------
         6,614  Chubb Security                                                                          38,141
                -------------------------------------------------------------------------------
         7,800  Compass Group                                                                           79,534
                -------------------------------------------------------------------------------
        23,370  Cookson Group                                                                           88,797
                -------------------------------------------------------------------------------
        12,000  Cowie Group PLC                                                                         79,892
                -------------------------------------------------------------------------------
        19,710  David S. Smith (Holdings) PLC                                                          104,548
                -------------------------------------------------------------------------------
        11,600  Delta PLC                                                                               70,891
                -------------------------------------------------------------------------------
         3,235  EMI Group PLC                                                                           74,729
                -------------------------------------------------------------------------------
        21,900  FKI PLC                                                                                 79,345
                -------------------------------------------------------------------------------
         6,280  General Accident                                                                        77,339
                -------------------------------------------------------------------------------
        10,890  General Electric Co. PLC                                                                68,200
                -------------------------------------------------------------------------------
         3,400  Glaxo Wellcome PLC                                                                      55,919
                -------------------------------------------------------------------------------
         8,272  Grand Metropolitan PLC                                                                  64,599
                -------------------------------------------------------------------------------
        17,213  Guardian Royal Exchange                                                                 77,557
                -------------------------------------------------------------------------------
         3,960  Imperial Chemical Industries PLC                                                        51,364
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
         9,100  Inchcape PLC                                                                     $      41,231
                -------------------------------------------------------------------------------
        13,353  Ladbroke Group PLC                                                                      46,022
                -------------------------------------------------------------------------------
         8,500  Marks & Spencer PLC                                                                     72,310
                -------------------------------------------------------------------------------
        20,600  Mirror Group PLC                                                                        79,657
                -------------------------------------------------------------------------------
        10,000  Morgan Crucible Co                                                                      76,833
                -------------------------------------------------------------------------------
        10,600  National Power Co. PLC                                                                  82,155
                -------------------------------------------------------------------------------
        11,000  (a)(b)Pace Micro Technology PLC                                                         43,830
                -------------------------------------------------------------------------------
         4,600  Pearson                                                                                 56,843
                -------------------------------------------------------------------------------
         4,909  Peninsular & Oriental Steam Navigation Co.                                              48,818
                -------------------------------------------------------------------------------
         5,500  Powergen PLC                                                                            53,631
                -------------------------------------------------------------------------------
         6,700  Premier Farnell PLC                                                                     80,202
                -------------------------------------------------------------------------------
         2,632  RTZ Corp. PLC                                                                           44,250
                -------------------------------------------------------------------------------
         4,800  Rank Group PLC                                                                          35,104
                -------------------------------------------------------------------------------
         4,655  Reckitt & Colman PLC                                                                    54,861
                -------------------------------------------------------------------------------
         7,191  Redland PLC                                                                             44,732
                -------------------------------------------------------------------------------
         5,100  Reed International PLC                                                                  98,819
                -------------------------------------------------------------------------------
        11,400  Rexam                                                                                   64,781
                -------------------------------------------------------------------------------
        31,600  Rugby Group PLC                                                                         51,002
                -------------------------------------------------------------------------------
         6,300  Safeway PLC                                                                             41,308
                -------------------------------------------------------------------------------
        27,500  Sedgwick Group PLC                                                                      58,024
                -------------------------------------------------------------------------------
         2,928  Siebe PLC                                                                               46,741
                -------------------------------------------------------------------------------
         3,491  Smithkline Beecham PLC                                                                  48,127
                -------------------------------------------------------------------------------
        12,700  Tomkins PLC                                                                             53,059
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES,
   UNITS OR                                                                                          VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
         2,720  Zeneca Group                                                                     $      74,997
                -------------------------------------------------------------------------------  -------------
                Total                                                                                3,173,413
                -------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN EQUITY                                                                16,230,815
                -------------------------------------------------------------------------------  -------------
                TOTAL STOCKS (IDENTIFIED COST $43,144,819)                                          48,774,521
                -------------------------------------------------------------------------------  -------------
BONDS--29.1%
-----------------------------------------------------------------------------------------------
                TREASURY--9.0%
                -------------------------------------------------------------------------------
$      635,000  United States Treasury Note, 5.000%, 2/15/1999                                         627,075
                -------------------------------------------------------------------------------
       500,000  United States Treasury Note, 6.250%, 2/15/2003                                         508,835
                -------------------------------------------------------------------------------
       500,000  United States Treasury Note, 6.375%, 3/31/2001                                         510,950
                -------------------------------------------------------------------------------
     1,605,000  United States Treasury Note, 6.375%, 8/15/2002                                       1,645,029
                -------------------------------------------------------------------------------
     1,300,000  United States Treasury Note, 6.375%, 9/30/2001                                       1,329,315
                -------------------------------------------------------------------------------
     2,025,000  United States Treasury Note, 6.500%, 5/15/2005                                       2,087,370
                -------------------------------------------------------------------------------
       200,000  United States Treasury Note, 6.875%, 5/15/2006                                         211,448
                -------------------------------------------------------------------------------
       350,000  United States Treasury Note, 7.500%, 2/15/2005                                         383,040
                -------------------------------------------------------------------------------  -------------
                TOTAL TREASURY                                                                       7,303,062
                -------------------------------------------------------------------------------  -------------
                MORTGAGE-BACKED SECURITIES--4.9%
                -------------------------------------------------------------------------------
                GOVERNMENT AGENCY--4.9%
                -------------------------------------------------------------------------------
       354,799  Federal Home Loan Mortgage Corp. 7.500%, 30 Year, 10/1/2025                            359,670
                -------------------------------------------------------------------------------
       167,053  Federal Home Loan Mortgage Corp. 7.000%, 15 Year,
                4/1/2009                                                                               168,616
                -------------------------------------------------------------------------------
       481,909  Federal Home Loan Mortgage Corp., 6.500%, 15 Year, 10/1/2010                           479,779
                -------------------------------------------------------------------------------
        84,820  Federal National Mortgage Association, 7.000%, 30 Year, 5/1/2001                        86,436
                -------------------------------------------------------------------------------
       211,801  Federal National Mortgage Association, 8.000%, 30 Year, 7/1/2023                       218,814
                -------------------------------------------------------------------------------
       475,081  Federal National Mortgage Association, 7.000%, 15 Year, 8/1/2011                       478,934
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES--CONTINUED
                -------------------------------------------------------------------------------
                GOVERNMENT AGENCY--CONTINUED
                -------------------------------------------------------------------------------
$      528,192  Federal National Mortgage Association, 6.500%, 30 Year, 7/1/2026                 $     512,996
                -------------------------------------------------------------------------------
       498,937  Federal National Mortgage Association, 7.500%, 30 Year, 8/1/2026                       505,638
                -------------------------------------------------------------------------------
       218,069  Government National Mortgage Association, 9.000%, 30 Year,
                10/15/2019                                                                             235,035
                -------------------------------------------------------------------------------
       441,897  Government National Mortgage Association, 8.500%, 30 Year,
                10/15/2022                                                                             464,124
                -------------------------------------------------------------------------------
       470,320  Government National Mortgage Association, 8.000%, 30 Year,
                7/15/2025                                                                              485,601
                -------------------------------------------------------------------------------  -------------
                TOTAL MORTGAGE-BACKED SECURITIES                                                     3,995,643
                -------------------------------------------------------------------------------  -------------
                INVESTMENT GRADE BONDS--2.4%
                -------------------------------------------------------------------------------
                BANKING--0.3%
                -------------------------------------------------------------------------------
       250,000  Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                           270,648
                -------------------------------------------------------------------------------  -------------
                CABLE TELEVISION--0.3%
                -------------------------------------------------------------------------------
       230,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                     270,393
                -------------------------------------------------------------------------------  -------------
                CHEMICALS & PLASTICS--0.3%
                -------------------------------------------------------------------------------
       250,000  (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                                 253,930
                -------------------------------------------------------------------------------  -------------
                FINANCIAL INTERMEDIARIES--0.6%
                -------------------------------------------------------------------------------
       100,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                    108,199
                -------------------------------------------------------------------------------
       150,000  DLJ, Note, 6.875%, 11/1/2005                                                           150,399
                -------------------------------------------------------------------------------
       200,000  Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                             235,520
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  494,118
                -------------------------------------------------------------------------------  -------------
                FOOD & DRUG RETAILERS--0.3%
                -------------------------------------------------------------------------------
       250,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                         266,478
                -------------------------------------------------------------------------------  -------------
                INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                -------------------------------------------------------------------------------
       250,000  Joy Technologies Inc., Sr. Note, 10.25%, 9/1/2003                                      276,850
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                INVESTMENT GRADE BONDS--CONTINUED
                -------------------------------------------------------------------------------
                SOVEREIGN GOVERNMENT--0.3%
                -------------------------------------------------------------------------------
$      250,000  Republic of Colombia, Note, 7.25%, 2/15/2003                                     $     248,668
                -------------------------------------------------------------------------------  -------------
                TOTAL INVESTMENT GRADE BONDS                                                         2,081,085
                -------------------------------------------------------------------------------  -------------
                HIGH YIELD BONDS--5.3%
                -------------------------------------------------------------------------------
                AUTOMOTIVE--0.2%
                -------------------------------------------------------------------------------
        50,000  (b)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                                51,875
                -------------------------------------------------------------------------------
        25,000  Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                             26,813
                -------------------------------------------------------------------------------
        50,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                52,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  131,063
                -------------------------------------------------------------------------------  -------------
                BANKING--0.0%
                -------------------------------------------------------------------------------
        25,000  (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                           26,750
                -------------------------------------------------------------------------------
        25,000  First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                  28,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   54,938
                -------------------------------------------------------------------------------  -------------
                BEVERAGE & TOBACCO--0.0%
                -------------------------------------------------------------------------------
        25,000  Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                                 23,250
                -------------------------------------------------------------------------------  -------------
                BROADCAST RADIO & TV--0.6%
                -------------------------------------------------------------------------------
        37,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                           41,255
                -------------------------------------------------------------------------------
        25,000  Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                             23,938
                -------------------------------------------------------------------------------
        50,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                   48,500
                -------------------------------------------------------------------------------
        25,000  Pegasus Media , Note, 12.50%, 7/1/2005                                                  27,125
                -------------------------------------------------------------------------------
        50,000  SCI Television, Sr. Secd. Note, 11.00%, 6/30/2005                                       53,875
                -------------------------------------------------------------------------------
        50,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                52,625
                -------------------------------------------------------------------------------
        50,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                              50,375
                -------------------------------------------------------------------------------
        50,000  Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                             50,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  348,193
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                BUSINESS EQUIPMENT & SERVICES--0.1%
                -------------------------------------------------------------------------------
$       50,000  Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                   $      54,750
                -------------------------------------------------------------------------------
        25,000  Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                   27,875
                -------------------------------------------------------------------------------
        25,000  United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                               27,719
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  110,344
                -------------------------------------------------------------------------------  -------------
                CABLE TELEVISION--0.4%
                -------------------------------------------------------------------------------
        25,000  (b)Australis Holdings Pty, Unit, 0/15.000%, 11/1/2002                                   14,188
                -------------------------------------------------------------------------------
        50,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.950%, 7/15/2004                               43,250
                -------------------------------------------------------------------------------
        50,000  CF Cable TV Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                       58,250
                -------------------------------------------------------------------------------
        25,000  Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                             25,313
                -------------------------------------------------------------------------------
        50,000  Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                            51,750
                -------------------------------------------------------------------------------
        50,000  Comcast UK Cable, Deb., 0/11.200%, 11/15/2007                                           34,875
                -------------------------------------------------------------------------------
       100,000  (b)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                 38,500
                -------------------------------------------------------------------------------
        25,000  Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%,
                3/15/2004                                                                               19,125
                -------------------------------------------------------------------------------
       100,000  International Cabletel, Sr. Disc. Note, 0/12.750%, 4/15/2005                            72,000
                -------------------------------------------------------------------------------
        25,000  Telewest PLC, Sr. Disc. Deb., 0/11.000%, 10/1/2007                                      17,125
                -------------------------------------------------------------------------------
        25,000  Uih Australia/Pacific, Sr. Disc. Note, 0/14.000%, 5/15/2006                             13,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  387,751
                -------------------------------------------------------------------------------  -------------
                CHEMICALS & PLASTICS--0.4%
                -------------------------------------------------------------------------------
        25,000  Arcadian Partners LP, Sr. Note, Series B, 10.75%, 5/1/2005                              27,688
                -------------------------------------------------------------------------------
        50,000  (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                       51,000
                -------------------------------------------------------------------------------
        25,000  Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                 28,188
                -------------------------------------------------------------------------------
        50,000  Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                            51,625
                -------------------------------------------------------------------------------
        33,000  Polymer Group, Sr. Note, 12.250%, 7/15/2002                                             35,805
                -------------------------------------------------------------------------------
        25,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                  21,625
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                CHEMICALS & PLASTICS--CONTINUED
                -------------------------------------------------------------------------------
$       50,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                       $      51,875
                -------------------------------------------------------------------------------
        50,000  Viridian Inc., Note, 9.75%, 4/1/2003                                                    54,743
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  322,549
                -------------------------------------------------------------------------------  -------------
                CLOTHING & TEXTILES--0.1%
                -------------------------------------------------------------------------------
        50,000  Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                              51,625
                -------------------------------------------------------------------------------  -------------
                CONSUMER PRODUCTS--0.2%
                -------------------------------------------------------------------------------
        50,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                     53,750
                -------------------------------------------------------------------------------
        50,000  (b)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                             26,125
                -------------------------------------------------------------------------------
        50,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                         49,750
                -------------------------------------------------------------------------------
        25,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                           26,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  155,750
                -------------------------------------------------------------------------------  -------------
                CONTAINER & GLASS PRODUCTS--0.1%
                -------------------------------------------------------------------------------
        50,000  Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                   52,250
                -------------------------------------------------------------------------------
        25,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                   26,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   78,625
                -------------------------------------------------------------------------------  -------------
                ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                -------------------------------------------------------------------------------
        50,000  (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                       51,313
                -------------------------------------------------------------------------------
        25,000  **(a)Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                        10,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   61,563
                -------------------------------------------------------------------------------  -------------
                ELECTRONICS--0.1%
                -------------------------------------------------------------------------------
        50,000  Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                                54,438
                -------------------------------------------------------------------------------  -------------
                FOOD & DRUG RETAILERS--0.1%
                -------------------------------------------------------------------------------
        25,000  Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                             26,750
                -------------------------------------------------------------------------------
                Grand Union Co., 884 Common Shares                                                       5,083
                -------------------------------------------------------------------------------
        50,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                        51,938
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                FOOD & DRUG RETAILERS--CONTINUED
                -------------------------------------------------------------------------------
$       25,000  Smith's Food & Drug , Sr. Sub. Note, 11.25%, 5/15/2007                           $      27,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  111,271
                -------------------------------------------------------------------------------  -------------
                FOOD PRODUCTS--0.1%
                -------------------------------------------------------------------------------
        50,000  (b)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                          51,375
                -------------------------------------------------------------------------------
        25,000  Specialty Foods, Sr. Sub. Note, 11.250%, 8/15/2003                                      21,375
                -------------------------------------------------------------------------------
        25,000  Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                   27,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  100,250
                -------------------------------------------------------------------------------  -------------
                FOREST PRODUCTS--0.3%
                -------------------------------------------------------------------------------
        25,000  Four M Corp., Sr. Note, 12.00%, 6/1/2006                                                25,813
                -------------------------------------------------------------------------------
        50,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                4/15/2005                                                                               48,750
                -------------------------------------------------------------------------------
        50,000  Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                               45,500
                -------------------------------------------------------------------------------
        50,000  Stone Container, Sr. Note, 11.50%, 10/1/2004                                            52,750
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  172,813
                -------------------------------------------------------------------------------  -------------
                HEALTHCARE--0.2%
                -------------------------------------------------------------------------------
        25,000  (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                           27,125
                -------------------------------------------------------------------------------
        50,000  (b)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                              54,250
                -------------------------------------------------------------------------------
        50,000  Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                      55,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  136,875
                -------------------------------------------------------------------------------  -------------
                HOTELS, MOTELS, INNS & CASINOS--0.1%
                -------------------------------------------------------------------------------
        50,000  Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                       53,000
                -------------------------------------------------------------------------------  -------------
                INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                -------------------------------------------------------------------------------
        25,000  Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                    28,063
                -------------------------------------------------------------------------------
        50,000  (b)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                          51,500
                -------------------------------------------------------------------------------
        50,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                   52,625
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
                -------------------------------------------------------------------------------
$       50,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                            $      51,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  183,688
                -------------------------------------------------------------------------------  -------------
                LEISURE & ENTERTAINMENT--0.2%
                -------------------------------------------------------------------------------
       100,000  Amf Group, Inc., Sr. Sub. Disc. Note, 0/12.250%, 3/15/2006                              63,750
                -------------------------------------------------------------------------------
        25,000  Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                            26,188
                -------------------------------------------------------------------------------
        50,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.250%, 6/15/2005                        46,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  136,188
                -------------------------------------------------------------------------------  -------------
                MACHINERY & EQUIPMENT--0.2%
                -------------------------------------------------------------------------------
        50,000  Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                        52,500
                -------------------------------------------------------------------------------
        50,000  (b)Clark Material, Sr. Note, 10.75%, 11/15/2006                                         51,375
                -------------------------------------------------------------------------------
        17,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                           19,380
                -------------------------------------------------------------------------------
        25,000  (b)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                                 26,438
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  149,693
                -------------------------------------------------------------------------------  -------------
                METALS & MINING--0.1%
                -------------------------------------------------------------------------------
        50,000  Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                       51,125
                -------------------------------------------------------------------------------  -------------
                OIL & GAS--0.3%
                -------------------------------------------------------------------------------
        50,000  (b)Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                 51,875
                -------------------------------------------------------------------------------
        50,000  Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001                                     52,500
                -------------------------------------------------------------------------------
        50,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                54,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  158,500
                -------------------------------------------------------------------------------  -------------
                PRINTING & PUBLISHING--0.3%
                -------------------------------------------------------------------------------
        50,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                          53,625
                -------------------------------------------------------------------------------
                K-III Communications Corp., 500 Pfd Shares, Series D, $10.00                            47,000
                -------------------------------------------------------------------------------
        50,000  (b)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                              51,313
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  151,938
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                SERVICES--0.1%
                -------------------------------------------------------------------------------
$       25,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                     $      27,125
                -------------------------------------------------------------------------------
        50,000  (b)Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                    51,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   78,313
                -------------------------------------------------------------------------------  -------------
                STEEL--0.1%
                -------------------------------------------------------------------------------
        25,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                      23,375
                -------------------------------------------------------------------------------
        25,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                          23,355
                -------------------------------------------------------------------------------
        50,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                         51,750
                -------------------------------------------------------------------------------
        25,000  Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                            22,844
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  121,324
                -------------------------------------------------------------------------------  -------------
                SURFACE TRANSPORTATION--0.2%
                -------------------------------------------------------------------------------
        25,000  Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                              24,875
                -------------------------------------------------------------------------------
        50,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                   54,500
                -------------------------------------------------------------------------------
        25,000  Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                    25,125
                -------------------------------------------------------------------------------
        50,000  (b)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                  50,750
                -------------------------------------------------------------------------------
        25,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                                  26,781
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  182,031
                -------------------------------------------------------------------------------  -------------
                TELECOMMUNICATIONS & CELLULAR--0.2%
                -------------------------------------------------------------------------------
        50,000  American Communications , Sr. Disc. Note, 0/12.750%, 4/1/2006                           27,375
                -------------------------------------------------------------------------------
        50,000  Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                               29,125
                -------------------------------------------------------------------------------
       100,000  Brooks Fiber Properties, Inc. Sr. Disc. Note, 0/10.875%, 3/1/2006                       66,500
                -------------------------------------------------------------------------------
        25,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                       27,313
                -------------------------------------------------------------------------------
        50,000  Intermedia Communications, Sr. Disc. Note, 0/12.500%, 5/15/2006                         33,125
                -------------------------------------------------------------------------------
        50,000  Millicom International , Sr. Disc. Note, 13.50%, 6/1/2006                               29,625
                -------------------------------------------------------------------------------
        25,000  (a)Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                          13,750
                -------------------------------------------------------------------------------
        50,000  Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                         37,875
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN
   CURRENCY                                                                                          VALUE
     PAR                                                                                            IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                TELECOMMUNICATIONS & CELLULAR--CONTINUED
                -------------------------------------------------------------------------------
$       25,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                 $      25,156
                -------------------------------------------------------------------------------
        25,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                      25,250
                -------------------------------------------------------------------------------
        50,000  Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                            34,250
                -------------------------------------------------------------------------------
        50,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                      50,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  399,719
                -------------------------------------------------------------------------------  -------------
                UTILITIES--0.2%
                -------------------------------------------------------------------------------
        50,000  California Energy Co., Sr. Disc. Note, 0/10.250%, 1/15/2004                             52,375
                -------------------------------------------------------------------------------
                El Paso Electric Co., 542 PIK Pfd Shares, Series A, 11.40%                              59,756
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  112,131
                -------------------------------------------------------------------------------  -------------
                TOTAL HIGH YIELD BONDS                                                               4,078,948
                -------------------------------------------------------------------------------  -------------
                FOREIGN BONDS--7.5%
                -------------------------------------------------------------------------------
                AUSTRALIA DOLLAR--0.3%
                -------------------------------------------------------------------------------
        89,000  Queensland Treas Global, Local Government Guarantee, 8.00%,
                5/14/2003                                                                               76,017
                -------------------------------------------------------------------------------
        57,000  Queensland Treas Global, Local Government Guarantee, 8.00%,
                8/14/2001                                                                               48,232
                -------------------------------------------------------------------------------
        60,000  State Bank Of New South Wales, 12.25%, 2/26/2001                                        57,840
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  182,089
                -------------------------------------------------------------------------------  -------------
                BELGIUM FRANC--0.2%
                -------------------------------------------------------------------------------
       514,000  Belgian Government, Bond, 6.50%, 3/31/2005                                              17,107
                -------------------------------------------------------------------------------
     4,000,000  Belgium Kingdom, 7.75%, 10/15/2004                                                     143,667
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  160,774
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN                                                                                           VALUE
   CURRENCY                                                                                           IN
     PAR                                                                                             U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                CANADA DOLLAR--0.4%
                -------------------------------------------------------------------------------
       204,000  Canada Government, Deb., 6.50%, 6/1/2004                                         $     158,142
                -------------------------------------------------------------------------------
       155,000  Ontario Hydro, 9.00%, 6/24/2002                                                        134,257
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  292,399
                -------------------------------------------------------------------------------  -------------
                DANISH KRONE--0.5%
                -------------------------------------------------------------------------------
     1,927,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                                                356,900
                -------------------------------------------------------------------------------
       500,000  Denmark, 8.00%, 5/15/2003                                                               93,649
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  450,549
                -------------------------------------------------------------------------------  -------------
                DEUTSCHE MARK--1.4%
                -------------------------------------------------------------------------------
       150,000  Bundesobligationen, Deb., 7.25%, 10/20/1997                                            100,848
                -------------------------------------------------------------------------------
       188,000  Deutschland Republic, Deb., 6.25%, 1/4/2024                                            116,973
                -------------------------------------------------------------------------------
    20,000,000  KFW International Finance, 6.00%, 11/29/1999                                           201,053
                -------------------------------------------------------------------------------
       150,000  KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                            104,193
                -------------------------------------------------------------------------------
       600,000  KFW International Finance, 7.00%, 5/12/2000                                            124,263
                -------------------------------------------------------------------------------
       435,000  Treuhandanstalt, 7.75%, 10/1/2002                                                      320,290
                -------------------------------------------------------------------------------
       288,000  Treuhandanstalt, Foreign Government Guarantee, 6.875%,
                6/11/2003                                                                              203,384
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,171,004
                -------------------------------------------------------------------------------  -------------
                FRENCH FRANC--0.4%
                -------------------------------------------------------------------------------
       324,000  France O.a.t., Bond, 7.25%, 4/25/2006                                                   69,529
                -------------------------------------------------------------------------------
       187,500  France O.a.t., Bond, 7.50%, 4/25/2005                                                  259,614
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  329,143
                -------------------------------------------------------------------------------  -------------
                IRISH POUND--0.4%
                -------------------------------------------------------------------------------
        92,000  Irish Government, Bond, 6.50%, 10/18/2001                                              158,773
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN                                                                                           VALUE
   CURRENCY                                                                                           IN
     PAR                                                                                             U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                IRISH POUND--CONTINUED
                -------------------------------------------------------------------------------
        92,000  Treasury, Deb., 6.25%, 4/1/1999                                                  $     156,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  315,148
                -------------------------------------------------------------------------------  -------------
                ITALIAN LIRA--0.4%
                -------------------------------------------------------------------------------
   150,000,000  Btps, Bond, 10.50%, 11/1/2000                                                          111,425
                -------------------------------------------------------------------------------
   380,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                              281,398
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  392,823
                -------------------------------------------------------------------------------  -------------
                JAPANESE YEN--0.4%
                -------------------------------------------------------------------------------
    28,000,000  Export-Import Bank Japan, 4.375%, 10/1/2003                                            279,938
                -------------------------------------------------------------------------------
    11,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                                      116,012
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  395,950
                -------------------------------------------------------------------------------  -------------
                NETHERLANDS GUILDER--0.6%
                -------------------------------------------------------------------------------
       255,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                             154,332
                -------------------------------------------------------------------------------
       130,000  Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                         85,196
                -------------------------------------------------------------------------------
       250,000  Netherlands Government, 5.75%, 1/15/2004                                               148,611
                -------------------------------------------------------------------------------
        90,000  Netherlands Government, 6.00%, 1/15/2006                                                53,657
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  441,796
                -------------------------------------------------------------------------------  -------------
                NEW ZEALAND DOLLAR--0.1%
                -------------------------------------------------------------------------------
        61,000  New Zealand Government, 8.00%, 2/15/2001                                                45,119
                -------------------------------------------------------------------------------
        55,000  New Zealand Government, Bond, 8.00%, 7/15/1998                                          39,782
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   84,901
                -------------------------------------------------------------------------------  -------------
                NORWEGIAN KRONE--0.2%
                -------------------------------------------------------------------------------
       641,000  NGB 9.00%, 1/31/1999                                                                   108,664
                -------------------------------------------------------------------------------
       330,000  Norwegian Government, Bond, 7.00%, 5/31/2001                                            54,796
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN                                                                                           VALUE
   CURRENCY                                                                                           IN
     PAR                                                                                             U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                NORWEGIAN KRONE--CONTINUED
                -------------------------------------------------------------------------------
       247,000  Norwegian Government Foreign Government Guarantee, 5.75%,
                11/30/2004                                                                       $      37,804
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  201,264
                -------------------------------------------------------------------------------  -------------
                PORTUGUESE ESCUDO--0.3%
                -------------------------------------------------------------------------------
    29,250,000  Portuguese Ot's, Bond, 11.875%, 2/23/2000                                              218,574
                -------------------------------------------------------------------------------  -------------
                SPANISH PESETA--0.6%
                -------------------------------------------------------------------------------
    16,000,000  Spanish Government, 10.00%, 2/28/2005                                                  146,759
                -------------------------------------------------------------------------------
    29,000,000  Spanish Government, Bond, 8.80%, 4/30/2006                                             246,368
                -------------------------------------------------------------------------------
     3,410,000  Spanish Government, Bond, 9.40%, 4/30/1999                                              28,303
                -------------------------------------------------------------------------------
     8,540,000  Spanish Government, Deb., 10.10%, 2/28/2001                                             75,287
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  496,717
                -------------------------------------------------------------------------------  -------------
                SWEDISH KRONA--0.1%
                -------------------------------------------------------------------------------
       800,000  Sweden, 6.00%, 2/9/2005                                                                112,835
                -------------------------------------------------------------------------------  -------------
                UNITED KINGDOM POUND--1.2%
                -------------------------------------------------------------------------------
       187,000  British Gas PLC, 8.875%, 7/8/2008                                                      330,307
                -------------------------------------------------------------------------------
        38,000  U.K. Treasury, Deb., 8.50%, 12/7/2005                                                   68,778
                -------------------------------------------------------------------------------
       160,000  U.K. Conversion, 9.00%, 3/3/2000                                                       285,054
                -------------------------------------------------------------------------------
        30,000  U.K. Treasury, Bond, 8.00%, 12/7/2015                                                   52,927
                -------------------------------------------------------------------------------
        92,000  United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                        154,480
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  891,546
                -------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN BONDS                                                                  6,137,512
                -------------------------------------------------------------------------------  -------------
                TOTAL BONDS (IDENTIFIED COST $22,839,601)                                           23,596,250
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
                                                                                                      IN
  PRINCIPAL                                                                                          U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
CASH EQUIVALENTS--11.3%
-----------------------------------------------------------------------------------------------
                (C)REPURCHASE AGREEMENT--11.3%
                -------------------------------------------------------------------------------
$    9,145,000  BT Securities Corporation, 5.720%, dated 11/29/1996, due 12/2/1996 (AT
                AMORTIZED COST)                                                                  $   9,145,000
                -------------------------------------------------------------------------------  -------------
                TOTAL INVESTMENTS (IDENTIFIED COST $75,129,420)(D)                               $  81,515,771
                -------------------------------------------------------------------------------  -------------




 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $2,009,304 which represents 2.48% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement was through participation in a joint account with other Federated funds.


(d) The cost of investments for federal tax purposes amounts to $75,155,640. The net unrealized appreciation of investments on a federal tax basis amounts to $6,360,131 which is comprised of $7,739,574 appreciation and $1,379,443 depreciation at November 30, 1996.



Note: The categories of investments are shown as a percentage of net assets
      ($81,105,195) at November 30, 1996.

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GDR--Global Depository Receipt
LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company



*MOBILEMEDIA COMMUNICATIONS.



On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

**MID-AMERICAN WASTE SYSTEM, INC.



On February 15, 1996 and August 15, 1996 Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------
Investment in repurchase agreement                                                      $  9,145,000
--------------------------------------------------------------------------------------
Investments in securities                                                                 72,370,771
--------------------------------------------------------------------------------------  ------------
Total investments in securities, at value (identified cost: $75,129,420
and tax cost: $75,155,640)                                                                            $ 81,515,771
----------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost: $259)                                                 259
----------------------------------------------------------------------------------------------------
Income receivable                                                                                          556,361
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            164,898
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 139,742
----------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           20,825
----------------------------------------------------------------------------------------------------  ------------
    Total assets                                                                                        82,397,856
----------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------
Payable for investments purchased                                                       $    970,394
--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  168,474
--------------------------------------------------------------------------------------
Payable to Bank                                                                               55,061
--------------------------------------------------------------------------------------
Payable for foreign taxes withheld                                                             3,889
--------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                  591
--------------------------------------------------------------------------------------
Accrued expenses                                                                              94,252
--------------------------------------------------------------------------------------  ------------
    Total liabilities                                                                                    1,292,661
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS for 6,482,221 shares outstanding                                                           $ 81,105,195
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $ 72,046,365
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation
of assets and liabilities in foreign currency                                                            6,386,347
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions,
and futures contracts                                                                                    2,386,770
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        285,713
----------------------------------------------------------------------------------------------------  ------------
    Total Net Assets                                                                                  $ 81,105,195
----------------------------------------------------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
Institutional Shares: $49,715,145/3,970,973 shares outstanding                                            $12.52
----------------------------------------------------------------------------------------------------  ------------
Select Shares: $31,390,050/2,511,248 shares outstanding                                                   $12.50
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $31,692)                                                   $ 575,142
-----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $5,892) (net of foreign taxes withheld of $1,486)              1,749,683
-----------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                       2,324,825
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 434,558
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     155,001
------------------------------------------------------------------------------------------
Custodian fees                                                                                108,600
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       76,039
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       3,854
------------------------------------------------------------------------------------------
Auditing fees                                                                                  14,621
------------------------------------------------------------------------------------------
Legal fees                                                                                      3,942
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      75,129
------------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                      163,831
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                 90,242
------------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                        54,610
------------------------------------------------------------------------------------------
Share registration costs                                                                       44,290
------------------------------------------------------------------------------------------
Printing and postage                                                                           38,097
------------------------------------------------------------------------------------------
Insurance premiums                                                                              4,493
------------------------------------------------------------------------------------------
Taxes                                                                                           1,018
------------------------------------------------------------------------------------------
Miscellaneous                                                                                  15,391
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                          1,283,716
------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $(393,073)
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                               (54,610)
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                         (72,194)
-------------------------------------------------------------------------------  ---------
    Total waivers                                                                            (519,877)
------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                     763,839
-----------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                      1,560,986
-----------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, AND FUTURES CONTRACTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                 2,610,405
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
and liabilities in foreign currency, and futures contracts                                             3,708,316
-----------------------------------------------------------------------------------------------------  ---------
Net realized and unrealized gain on investments, foreign currency, and futures contracts               6,318,721
-----------------------------------------------------------------------------------------------------  ---------
    Change in net assets resulting from operations                                                     $7,879,707
-----------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED       YEAR ENDED
                                                                                 NOVEMBER 30,     NOVEMBER 30,
                                                                                     1996             1995
                                                                                 ------------     ------------
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------
Net investment income                                                            $   1,560,986    $     794,962
------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency
transactions, and futures contracts ($2,395,283 and $888,863, respectively, as
computed for federal tax purposes)                                                   2,610,405          651,763
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments, translation of assets and liabilities in
foreign currency, and futures contracts                                              3,708,316        3,244,417
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from operations                                   7,879,707        4,691,142
------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------
Distributions from net investment income:
------------------------------------------------------------------------------
  Institutional Shares                                                              (1,071,156)        (547,698)
------------------------------------------------------------------------------
  Select Shares                                                                       (489,212)        (101,587)
------------------------------------------------------------------------------
Distributions from net realized gain on investments,
foreign currency transactions, and futures contracts
------------------------------------------------------------------------------
  Institutional Shares                                                                (600,532)         (28,086)
------------------------------------------------------------------------------
  Select Shares                                                                       (289,253)          (3,092)
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting
    from distributions to shareholders                                              (2,450,153)        (680,463)
------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------
Proceeds from sale of shares                                                        51,526,045       24,745,587
------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                 2,029,232          492,403
------------------------------------------------------------------------------
Cost of shares redeemed                                                            (15,833,126)      (8,663,934)
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from share transactions                          37,722,151       16,574,056
------------------------------------------------------------------------------  ---------------  ---------------
         Change in net assets                                                       43,151,705       20,584,735
------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------
Beginning of period                                                                 37,953,490       17,368,755
------------------------------------------------------------------------------  ---------------  ---------------
End of period (including undistributed net investment
income of $285,713 and $342,257 respectively)                                    $  81,105,195    $  37,953,490
------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment company transactions. The following reclassifications have been made to the financial statements.

           INCREASE (DECREASE)
  ACCUMULATED
  NET REALIZED       UNDISTRIBUTED NET
   GAIN/LOSS         INVESTMENT INCOME
    $57,162              ($57,162)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $532,453 on future contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.


     At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                                   UNREALIZED
                           SETTLEMENT       CONTRACTS TO        IN EXCHANGE     CONTRACTS AT      APPRECIATION
     CONTRACTS SOLD           DATE         DELIVER/RECEIVE          FOR            VALUE         (DEPRECIATION)
     New Zealand Dollar     12/3/1996          81,620             $57,461        $   58,051         ($    591)


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

SECURITY                                                         ACQUISITION DATE         ACQUISITION COST
Abraxas Petroleum Corp., Sr. Note                                   11/05/1996               $   50,000
Acer, Inc.                                                          07/19/1996                   12,975
Allied Waste, Sr. Sub. Note                                         11/25/1996                   50,000
Astor Corp., Sr. Sub. Note                                          10/02/1996                   49,750
Australis Holdings Pty, Unit                                        10/29/1996                   14,219
Bayer Corp., Deb.                                                   05/21/1996                  245,903
Blue Bird Body Co., Sr. Sub. Note                                   11/13/1996                   49,848
Bombay Suburban Electric Supply                                     02/29/1996                   24,480
Cheung Kong Infrastructure                                     07/11/1996-08/22/1996             39,925
Chilectra S.A., ADR                                                 02/28/1996                   10,856
China Resources Bejing Land                                         11/05/1996                    3,700
Clark Material, Sr. Note                                            11/22/1996                   50,000
Crompton Greaves Ltd                                           07/01/1996-07/02/1996             38,295
CS Wireless Systems, Inc., Unit                                     02/16/1996                   62,600
Dade International, Inc., Sr. Sub. Note                             04/30/1996                   25,000
Elevadores Atlas                                                    09/25/1996                   28,045
Euramax International Plc, Sr. Sub. Note                            09/18/1996               $   50,000
First Nationwide Escrow, Sr. Sub. Note                              09/13/1996                   25,625
Grupo Financiero Bancomer, S.A. de C.V. Class B                11/06/1995-01/17/1996             18,055
ICON Fitness Corp., Sr. Disc. Note                                  11/15/1996                   25,612


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

SECURITY                                                         ACQUISITION DATE         ACQUISITION COST
International Home Foods, Sr. Sub. Note                             10/29/1996                   50,000
Japan Tobacco                                                  06/17/1996-01/08/1996            121,236
Larsen & Toubro Ltd                                                 06/05/1996                   39,800
Mahindra and Mahindra                                          01/22/1996-02/02/1996             19,450
Pace Micro Technology                                               08/23/1996                   38,874
Petersen Publishing, Sr. Sub. Note                                  11/20/1996                   50,000
Prime Succession Acq., Sr. Sub. Note                                08/13/1996                   50,000
Ryder TRS, Inc., Sr. Sub. Note                                      11/20/1996                   50,000
Sakura Finance (Bermuda), Conv. Pfd.                                09/12/1996                  108,794
Shanghai Industrial Holdings LTD                                    05/23/1996                   28,522
Statia Terminals, 1st Mtg. Note                                     11/22/1996                   50,000
Steel Authority of India                                       04/22/1996-04/23/1996             25,024
Sumitomo Bank International, Conv. Bond                             06/06/1996                   27,540
Tokheim Corporation, Sr. Sub. Note                                  08/16/1996                   25,000
Westinghouse Electric Corp., PEPS, Series C                    09/27/1995-03/14/1996            285,688
NGC Corp.                                                           11/15/1996                   63,089


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                   YEAR ENDED                 YEAR ENDED
                                                               NOVEMBER 30, 1996           NOVEMBER 30, 1995
                                                           --------------------------  -------------------------
INSTITUTIONAL SHARES                                         SHARES        AMOUNT        SHARES       AMOUNT
---------------------------------------------------------  ----------  --------------  ----------  -------------
Shares sold                                                 2,592,730  $   30,626,600   1,317,111  $  14,153,127
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                      115,076       1,330,109      39,301        411,923
---------------------------------------------------------
Shares redeemed                                              (946,450)    (11,216,939)   (744,515)    (7,759,093)
---------------------------------------------------------  ----------  --------------  ----------  -------------
     Net change resulting from
     Institutional share transactions                       1,761,356  $   20,739,770     611,897  $   6,805,957
---------------------------------------------------------  ----------  --------------  ----------  -------------

                                                                  YEAR ENDED                 YEAR ENDED
                                                               NOVEMBER 30, 1996          NOVEMBER 30, 1995
                                                           ------------------------   -------------------------
SELECT SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
---------------------------------------------------------  ----------  -------------  ----------  -------------
Shares sold                                                 1,775,082  $  20,899,445     970,853  $  10,592,460
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                       60,465        699,123       7,409         80,480
---------------------------------------------------------
Shares redeemed                                              (389,611)    (4,616,187)    (83,687)      (904,841)
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from
     Select share transactions                              1,445,936  $  16,982,381     894,575  $   9,768,099
---------------------------------------------------------  ----------  -------------  ----------  -------------
          Net change resulting from share transactions      3,207,292  $  37,722,151   1,506,472  $  16,574,056
---------------------------------------------------------  ----------  -------------  ----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $88,333 were borne initially by Adviser.The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,835 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  79,404,582
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  44,470,061
---------------------------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

                    INDUSTRY                          % OF NET ASSETS
-----------------------------------------         -------------------
Aerospace & Military Technology                                0.1%
Agency                                                         1.6
Automotive                                                     0.6
Banking                                                        2.2
Basic Industry                                                 2.8
Beverage & Tobacco                                             0.2
Broadcast Radio & TV                                           0.4
Broadcasting & Publishing                                      0.9
Building Materials & Construction                              0.4
Business & Public Services                                     0.4
Business Equipment & Services                                  0.1
Cable Television                                               0.8
Chemicals & Plastics                                           1.2
Clothing & Textiles                                            0.1
Construction & Housing                                         0.6
Consumer Durables                                              2.0
Consumer Non-Durables                                          4.1
Consumer Products                                              0.2
Container & Glass Products                                     0.1
Data Processing & Reproduction                                 0.0


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                    INDUSTRY                          % OF NET ASSETS
--------------------------------------------      -------------------
Ecological Services & Equipment                                0.1%
Electrical & Electronics                                       1.0
Electronics                                                    1.0
Energy--Oil & Gas                                              0.1
Energy Equipment & Services                                    0.1
Energy Minerals                                                3.5
Energy Sources                                                 0.5
Financial                                                     17.3
Financial Intermediaries                                       0.6
Financial Services                                             0.8
Food & Drug Retailers                                          0.5
Food & Household Products                                      0.6
Food Processing                                                0.1
Food Products                                                  0.1
Forest Products                                                0.2
Forest Products & Paper                                        0.4
Government Agency                                              4.9
Health & Personal Care                                         1.0
Healthcare                                                     4.7
Hotels, Motels, Inns & Casinos                                 0.1
Industrial Components                                          0.1
Industrial Products & Equipment                                0.6
Insurance                                                      0.7
Leisure & Entertainment                                        0.2
Leisure & Tourism                                              0.5
Machinery & Engineering                                        1.2
Machinery & Equipment                                          0.2
Manufacturing                                                  0.4
Merchandising                                                  0.9
Metals & Mining                                                0.1
Metals--Steel                                                  0.4
Mining                                                         0.0
Miscellaneous Materials & Commodities                          0.3
Multi-Industry                                                 0.6
Oil & Gas                                                      0.2
Pharmaceutical                                                 0.4
Printing & Publishing                                          0.2
Producer Manufacturing                                         2.4
Real Estate                                                    1.3


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                    INDUSTRY                          % OF NET ASSETS
--------------------------------------------      -------------------
Recreation, Other Consumer Goods                               0.8%
Retail Trade                                                   2.3
Services                                                       3.1
Sovereign Government                                           5.5
State/Provincial                                               0.2
Steel                                                          0.1
Supranational                                                  0.1
Surface Transportation                                         0.2
Tobacco                                                        0.2
Technology                                                     5.1
Telecommunications                                             0.8
Telecommunications & Cellular                                  0.5
Transportation                                                 0.9
Treasury Securities                                            9.0
Utilities                                                      4.7
Wholesale & International Trade                                0.1

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST:
(Federated Managed Aggressive Growth Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Aggressive Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 26 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Aggressive Growth Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Aggressive Growth Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global                                       175 Water Street
                    Research Corp.                                         New York, NY 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston,

---------------------------------------------------------------------------------------------------------------------
Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



                       THIS PAGE INTENTIONALLY LEFT BLANK

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                                            FEDERATED MANAGED
                                            AGGRESSIVE GROWTH FUND
                                            INSTITUTIONAL SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio of
                                            Managed Series Trust,
                                            an Open-End Management
                                            Investment Company

                                            Prospectus dated January 31, 1997


  [LOGO]    FEDERATED INVESTORS
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

                                                        [LOGO]
                                                       RECYCLED
                                                         PAPER

       Cusip 56166K701
             3122009A-IS


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES
PROSPECTUS

The Select Shares of Federated Managed Aggressive Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek capital appreciation. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value.

THE SELECT SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SELECT SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--SELECT SHARES                                            2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      14
TRUST INFORMATION                                                             15
------------------------------------------------------
  Management of the Trust                                                     15
  Distribution of Select Shares                                               19
  Administration of the Fund                                                  20
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               20
------------------------------------------------------

INVESTING IN SELECT SHARES                                                    21
------------------------------------------------------
  Share Purchases                                                             21
  Minimum Investment Required                                                 21
  What Shares Cost                                                            22
  Systematic Investment Program                                               22
  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               22
REDEEMING SELECT SHARES                                                       22
------------------------------------------------------
  Through a Financial Institution                                             23
  Telephone Redemption                                                        23
  Written Requests                                                            23
  Systematic Withdrawal Program                                               24
  Accounts with Low Balances                                                  24

SHAREHOLDER INFORMATION                                                       24
------------------------------------------------------

  Voting Rights                                                               24

TAX INFORMATION                                                               25
------------------------------------------------------
  Federal Income Tax                                                          25
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       26
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    27
------------------------------------------------------

FINANCIAL STATEMENTS                                                          28
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      79
------------------------------------------------------

APPENDIX                                                                      80
------------------------------------------------------

ADDRESSES                                                                     83
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                         SELECT SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.07%
12b-1 Fee (after waiver) (2).............................................................................       0.50%
Total Other Expenses.....................................................................................       1.18%
     Shareholder Services Fee.................................................................       0.25%
          Total Operating Expenses (3)...................................................................       1.75%


------------

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.75%.

(3) The total operating expenses would have been 2.68% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Select Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Select Shares" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


     LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $18        $55        $95        $206


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 79.

                                                                                          YEAR ENDED NOVEMBER 30,
                                                                                       1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   11.59  $    9.80   $   10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                   0.28       0.17        0.13
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                       1.19       1.89       (0.25)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                        1.47       2.06       (0.12)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.30)     (0.25)      (0.08)
-----------------------------------------------------------------------------------
  Distributions from net realized gain on investments,
  foreign currency transactions, and futures contracts                                   (0.26)     (0.02)     --
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                    (0.56)     (0.27)      (0.08)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   12.50  $   11.59   $    9.80
-----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                         13.22%     21.36%      (1.20%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                1.75%      1.75%       1.64%*
-----------------------------------------------------------------------------------
  Net investment income                                                                   2.26%      2.65%       2.67%*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                        0.93%      1.71%       1.97%*(d)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $31,390    $12,342      $1,673
-----------------------------------------------------------------------------------
  Average commission rate paid                                                         $0.0037
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                        86%       139%         77%
-----------------------------------------------------------------------------------


 * Computed on an annualized basis.
 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) The Advisor waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares.

Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 60 and 100 percent of its assets in equities. The equities asset categories are large company stocks, small company stocks, foreign stocks, and equity reserves.

The Fund will invest between 0 and 40 percent of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-

backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                              RANGE
EQUITIES                                    60-100%
Large Company Stocks                        0-100%
Small Company Stocks                        0-40%
Foreign Stocks                              0-40%
Equity Reserves                             0-20%

BONDS                                       0-40%
U.S. Treasury Securities                    0-32.5%
Mortgage-Backed Securities                  0-12.5%
Investment-Grade Corporate Bonds            0-12.5%
High Yield Corporate Bonds                  0-16%
Foreign Bonds                               0-16%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 100 percent of its total assets in large company stocks.
     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 40 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 40 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 20 percent of its total assets in equity reserves.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securities. The average duration of the Fund's Bond Assets will be not less than three nor more than nine years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.
     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 32.5 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 12.5 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 12.5 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 16 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 16 percent of its total assets in foreign bonds.


ACCEPTABLE INVESTMENTS

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


      .direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



      .notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



      .notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



      .notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

     . issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     . privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
     . privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

     . other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

           . Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

           . The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

           . The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

     . rated within the four highest ratings for corporate bonds by Moody's
       (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB, or Fitch (AAA, AA, A, or BBB);

     . unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

     . unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 40% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, here is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

     . borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

     . lend any securities except for portfolio securities; or

     . underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts.
Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.

PORTFOLIO MANAGERS' BACKGROUNDS


Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


The portfolio managers for each of the individual asset categories are as follows:


Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.


Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/ Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities

Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF SELECT SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of
 .75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE          NET ASSETS OF THE FEDERATED FUNDS
         .15%                     on the first $250 million
         .125%                    on the next $250 million
         .10%                     on the next $250 million
         .075%               on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. INVESTING IN SELECT SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Aggressive Growth Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Aggressive Growth Fund--Select Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SELECT SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.  Shares may be redeemed in any amount by mailing a
                          -
written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.
Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class.


To obtain more information and a prospectus for Institutional Shares, investors may call
1-800-341-7400.


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 79.

                                                                                          YEAR ENDED NOVEMBER 30,
                                                                                       1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   11.59  $    9.82   $   10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                   0.33       0.35        0.17
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                       1.24       1.77       (0.25)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                        1.57       2.12       (0.08)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.38)     (0.33)      (0.10)
-----------------------------------------------------------------------------------
  Distributions from net realized gain on investments,
  foreign currency transactions, and futures contracts                                   (0.26)     (0.02)     --
-----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                    (0.64)     (0.35)      (0.10)
-----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   12.52  $   11.59   $    9.82
-----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                         14.13%     21.96%      (0.87%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                1.05%      1.00%       0.89%*
-----------------------------------------------------------------------------------
  Net investment income                                                                   2.96%      3.42%       3.42%*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                        0.88%      1.71%       1.72%*(d)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $49,715    $25,611     $15,696
-----------------------------------------------------------------------------------
  Average commission rate paid                                                         $0.0037
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                        86%       139%         77 %
-----------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The Advisor waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.



(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--60.1%
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--25.1%
                -------------------------------------------------------------------------------
                BASIC INDUSTRY--1.8%
                -------------------------------------------------------------------------------
        12,400  Allegheny Teledyne, Inc.                                                         $     289,850
                -------------------------------------------------------------------------------
         4,100  Betz Laboratories, Inc.                                                                237,288
                -------------------------------------------------------------------------------
         2,200  Du Pont (E.I.) de Nemours & Co.                                                        207,350
                -------------------------------------------------------------------------------
         4,000  Great Lakes Chemical Corp.                                                             214,500
                -------------------------------------------------------------------------------
        19,500  LTV Corporation                                                                        209,625
                -------------------------------------------------------------------------------
         7,000  Morton International, Inc.                                                             282,625
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,441,238
                -------------------------------------------------------------------------------  -------------
                CONSUMER DURABLES--1.0%
                -------------------------------------------------------------------------------
         5,500  General Motors Corp., Class H                                                          299,750
                -------------------------------------------------------------------------------
         3,000  General Motors Corp.                                                                   172,875
                -------------------------------------------------------------------------------
         3,900  Martin Marietta Materials                                                               91,650
                -------------------------------------------------------------------------------
         9,000  Rubbermaid, Inc.                                                                       216,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  780,275
                -------------------------------------------------------------------------------  -------------
                CONSUMER NON-DURABLES--3.5%
                -------------------------------------------------------------------------------
         3,700  Avon Products, Inc.                                                                    206,275
                -------------------------------------------------------------------------------
         2,500  CPC International, Inc.                                                                208,125
                -------------------------------------------------------------------------------
         4,100  Dole Food, Inc., ACES, $2.7475                                                         163,488
                -------------------------------------------------------------------------------
         3,500  Heinz (H.J.) Co.                                                                       132,563
                -------------------------------------------------------------------------------
        13,300  IBP, Inc.                                                                              329,175
                -------------------------------------------------------------------------------
         2,400  Kimberly-Clark Corp.                                                                   234,600
                -------------------------------------------------------------------------------
         5,250  Philip Morris Cos., Inc.                                                               541,406
                -------------------------------------------------------------------------------
         5,900  Tambrands, Inc.                                                                        252,225
                -------------------------------------------------------------------------------
         3,100  Unilever N.V.                                                                          536,688
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                CONSUMER NON-DURABLES--CONTINUED
                -------------------------------------------------------------------------------
         3,100  V.F. Corp.                                                                       $     210,413
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,814,958
                -------------------------------------------------------------------------------  -------------
                ENERGY MINERALS--2.9%
                -------------------------------------------------------------------------------
         6,100  Baker Hughes, Inc.                                                                     223,413
                -------------------------------------------------------------------------------
         5,000  Chevron Corp.                                                                          335,000
                -------------------------------------------------------------------------------
         3,100  Exxon Corp.                                                                            293,338
                -------------------------------------------------------------------------------
         9,000  Occidental Petroleum Corp.                                                             216,000
                -------------------------------------------------------------------------------
         1,100  Royal Dutch Petroleum Co.                                                              186,863
                -------------------------------------------------------------------------------
         3,500  Texaco, Inc.                                                                           346,938
                -------------------------------------------------------------------------------
        13,100  USX-Marathon Group                                                                     299,663
                -------------------------------------------------------------------------------
         9,032  Union Pacific Resources Group, Inc.                                                    269,831
                -------------------------------------------------------------------------------
         3,000  (a)Western Atlas, Inc.                                                                 211,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,382,546
                -------------------------------------------------------------------------------  -------------
                FINANCE--3.7%
                -------------------------------------------------------------------------------
         5,646  Allstate Corp.                                                                         340,172
                -------------------------------------------------------------------------------
         3,400  CIGNA Corp.                                                                            480,675
                -------------------------------------------------------------------------------
         3,400  Chase Manhattan Corp.                                                                  321,300
                -------------------------------------------------------------------------------
         2,200  Citicorp                                                                               240,350
                -------------------------------------------------------------------------------
         2,900  Dean Witter, Discover & Co.                                                            198,288
                -------------------------------------------------------------------------------
         8,600  Federal National Mortgage Association                                                  354,750
                -------------------------------------------------------------------------------
         3,900  Marsh & McLennan Cos., Inc.                                                            442,163
                -------------------------------------------------------------------------------
         4,600  National City Corp.                                                                    213,325
                -------------------------------------------------------------------------------
         4,100  Providian Corp.                                                                        219,350
                -------------------------------------------------------------------------------
         5,000  Travelers Group, Inc.                                                                  225,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                3,035,373
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                HEALTH CARE--3.0%
                -------------------------------------------------------------------------------
         5,700  Abbott Laboratories                                                              $     317,775
                -------------------------------------------------------------------------------
         4,800  (a)American Home Products Corp.                                                        308,400
                -------------------------------------------------------------------------------
         8,700  Bard (C.R.), Inc.                                                                      243,600
                -------------------------------------------------------------------------------
        10,000  (a)Biomet, Inc.                                                                        165,000
                -------------------------------------------------------------------------------
         3,300  Bristol-Myers Squibb Co.                                                               375,375
                -------------------------------------------------------------------------------
         4,800  Columbia/HCA Healthcare Corp.                                                          192,000
                -------------------------------------------------------------------------------
        12,400  (a)Healthsource, Inc.                                                                  139,500
                -------------------------------------------------------------------------------
         2,800  Merck & Co., Inc.                                                                      232,400
                -------------------------------------------------------------------------------
         2,900  Smithkline Beecham, ADR                                                                199,738
                -------------------------------------------------------------------------------
         5,300  United Healthcare Corp.                                                                228,563
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,402,351
                -------------------------------------------------------------------------------  -------------
                PRODUCER MANUFACTURING--1.8%
                -------------------------------------------------------------------------------
         2,600  (a)FMC Corp.                                                                           200,850
                -------------------------------------------------------------------------------
         2,700  General Electric Co.                                                                   280,800
                -------------------------------------------------------------------------------
         3,200  Loews Corp.                                                                            296,800
                -------------------------------------------------------------------------------
         3,900  Textron, Inc.                                                                          371,963
                -------------------------------------------------------------------------------
        17,100  (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                  292,307
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,442,720
                -------------------------------------------------------------------------------  -------------
                RETAIL TRADE--1.1%
                -------------------------------------------------------------------------------
         6,900  Dayton-Hudson Corp.                                                                    268,238
                -------------------------------------------------------------------------------
         6,900  Sears, Roebuck & Co.                                                                   343,275
                -------------------------------------------------------------------------------
        14,300  Wal-Mart Stores, Inc.                                                                  364,650
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  976,163
                -------------------------------------------------------------------------------  -------------
                SERVICES--1.0%
                -------------------------------------------------------------------------------
         7,500  Block (H&R), Inc.                                                                      219,375
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                SERVICES--CONTINUED
                -------------------------------------------------------------------------------
        11,300  Browning-Ferris Industries, Inc.                                                 $     303,688
                -------------------------------------------------------------------------------
         3,300  Gannett Co., Inc.                                                                      259,050
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  782,113
                -------------------------------------------------------------------------------  -------------
                TECHNOLOGY--2.1%
                -------------------------------------------------------------------------------
         5,000  (a)Analog Devices, Inc.                                                                160,625
                -------------------------------------------------------------------------------
         6,400  Electronic Data Systems Corp.                                                          309,600
                -------------------------------------------------------------------------------
         2,400  Intel Corp.                                                                            304,500
                -------------------------------------------------------------------------------
           800  International Business Machines Corp.                                                  127,500
                -------------------------------------------------------------------------------
         1,723  Lockheed Martin Corp.                                                                  156,147
                -------------------------------------------------------------------------------
         1,879  Lucent Technologies, Inc.                                                               96,299
                -------------------------------------------------------------------------------
         3,400  Raytheon Co.                                                                           173,864
                -------------------------------------------------------------------------------
         4,500  (a)Rockwell International Corp.                                                        289,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,617,660
                -------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.3%
                -------------------------------------------------------------------------------
         8,300  (a)KLM Royal Dutch Airlines                                                            216,838
                -------------------------------------------------------------------------------  -------------
                UTILITIES--2.9%
                -------------------------------------------------------------------------------
         5,800  AT&T Corp.                                                                             227,650
                -------------------------------------------------------------------------------
         5,900  CMS Energy Corp.                                                                       191,750
                -------------------------------------------------------------------------------
         4,000  (a)Columbia Gas System, Inc.                                                           258,500
                -------------------------------------------------------------------------------
         6,100  Enron Corp.                                                                            279,075
                -------------------------------------------------------------------------------
         4,000  FPL Group, Inc.                                                                        184,500
                -------------------------------------------------------------------------------
         7,200  GTE Corp.                                                                              323,100
                -------------------------------------------------------------------------------
        15,200  MCI Communications Corp.                                                               463,600
                -------------------------------------------------------------------------------
         8,000  Pacific Gas & Electric Co.                                                             193,000
                -------------------------------------------------------------------------------
         7,700  Southern Co.                                                                           171,325
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                LARGE-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                UTILITIES--CONTINUED
                -------------------------------------------------------------------------------
         6,900  TECO Energy, Inc.                                                                $     168,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,460,688
                -------------------------------------------------------------------------------  -------------
                TOTAL LARGE-CAP STOCKS                                                              20,352,923
                -------------------------------------------------------------------------------  -------------
                SMALL-CAP STOCKS--15.0%
                -------------------------------------------------------------------------------
                BASIC INDUSTRY--1.1%
                -------------------------------------------------------------------------------
         8,400  (a)Chirex, Inc.                                                                         90,300
                -------------------------------------------------------------------------------
         2,900  Donaldson Company, Inc.                                                                 88,450
                -------------------------------------------------------------------------------
         5,300  (a)Fibreboard Corp.                                                                    183,513
                -------------------------------------------------------------------------------
         6,300  (a)Royal Plastics Group Ltd.                                                           113,400
                -------------------------------------------------------------------------------
         9,700  Spartech Corp.                                                                         103,063
                -------------------------------------------------------------------------------
         9,200  (a)Synthetech, Inc.                                                                     75,900
                -------------------------------------------------------------------------------
         1,600  Texas Industries, Inc.                                                                  91,000
                -------------------------------------------------------------------------------
         3,300  (a)Titanium Metals Corp.                                                               110,550
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  856,176
                -------------------------------------------------------------------------------  -------------
                CONSUMER DURABLES--1.1%
                -------------------------------------------------------------------------------
         6,200  Action Performance Companies, Inc.                                                     106,175
                -------------------------------------------------------------------------------
         1,700  Carlisle Cos., Inc.                                                                     97,750
                -------------------------------------------------------------------------------
         4,625  Cavalier Homes, Inc.                                                                    52,031
                -------------------------------------------------------------------------------
         4,800  (a)Champion Enterprises, Inc.                                                          100,200
                -------------------------------------------------------------------------------
         4,000  Coachmen Industries, Inc.                                                              102,000
                -------------------------------------------------------------------------------
         5,300  (a)Equity Marketing, Inc.                                                              121,900
                -------------------------------------------------------------------------------
         2,600  (a)K2, Inc.                                                                             67,600
                -------------------------------------------------------------------------------
         3,500  Lewis Galoob Toys, Inc.                                                                101,938
                -------------------------------------------------------------------------------
         4,700  Norwood Promotional Products                                                            75,788
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                CONSUMER DURABLES--CONTINUED
                -------------------------------------------------------------------------------
         1,900  Wynns International, Inc.                                                        $      55,338
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  880,720
                -------------------------------------------------------------------------------  -------------
                CONSUMER NON-DURABLES--0.6%
                -------------------------------------------------------------------------------
         5,300  (a)Helen of Troy Ltd.                                                                  113,950
                -------------------------------------------------------------------------------
         8,600  (a)Morningstar Group, Inc.                                                             148,350
                -------------------------------------------------------------------------------
         2,200  (a)Mossimo, Inc.                                                                        33,275
                -------------------------------------------------------------------------------
         2,200  Natures Sunshine Products, Inc.                                                         44,550
                -------------------------------------------------------------------------------
         6,200  (a)Sport-Haley Inc.                                                                     91,450
                -------------------------------------------------------------------------------
         3,400  Worthington Foods, Inc.                                                                 86,700
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  518,275
                -------------------------------------------------------------------------------  -------------
                ENERGY MINERALS--0.6%
                -------------------------------------------------------------------------------
         3,300  (a)Belden & Blake Corp.                                                                 83,325
                -------------------------------------------------------------------------------
         1,700  (a)Cliffs Drilling Co.                                                                  88,400
                -------------------------------------------------------------------------------
         1,800  (a)Energy Ventures, Inc.                                                                88,425
                -------------------------------------------------------------------------------
         6,100  (a)Key Production Co.                                                                   77,013
                -------------------------------------------------------------------------------
         5,200  Lomak Petroleum, Inc.                                                                   85,150
                -------------------------------------------------------------------------------
         4,500  (a)Pool Energy Services Co.                                                             66,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  488,688
                -------------------------------------------------------------------------------  -------------
                FINANCE--2.2%
                -------------------------------------------------------------------------------
         6,900  (a)ACC Consumer Finance Corp.                                                           62,963
                -------------------------------------------------------------------------------
         2,600  Aames Financial Corp                                                                   111,475
                -------------------------------------------------------------------------------
         1,500  CMAC Investment Corp.                                                                  114,375
                -------------------------------------------------------------------------------
         2,500  Capital Re Corp.                                                                        95,938
                -------------------------------------------------------------------------------
         8,000  Commonwealth Bancorp                                                                   116,000
                -------------------------------------------------------------------------------
         9,000  (a)Consumer Portfolio Services                                                         115,875
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                FINANCE--CONTINUED
                -------------------------------------------------------------------------------
         3,500  (a)Delphi Financial Group, Inc., Class A                                         $      98,875
                -------------------------------------------------------------------------------
         2,600  (a)Delta Financial Corp.                                                                59,475
                -------------------------------------------------------------------------------
         2,900  Donegal Group, Inc.                                                                     56,188
                -------------------------------------------------------------------------------
         3,900  (a)Electro Rent Corp.                                                                   93,600
                -------------------------------------------------------------------------------
         4,800  (a)Everen Capital Corp.                                                                108,000
                -------------------------------------------------------------------------------
         3,500  Executive Risk, Inc.                                                                   140,000
                -------------------------------------------------------------------------------
         3,300  (a)First Merchants Acceptance Corp.                                                     69,300
                -------------------------------------------------------------------------------
         2,600  Frontier Insurance Group, Inc.                                                          99,450
                -------------------------------------------------------------------------------
         1,900  (a)Insignia Financial Group, Inc., Class A                                              43,225
                -------------------------------------------------------------------------------
           500  (a)Markel Corp.                                                                         42,500
                -------------------------------------------------------------------------------
         3,400  Penn-America Group, Inc.                                                                53,975
                -------------------------------------------------------------------------------
         5,800  (a)Southern Pacific Funding                                                            184,150
                -------------------------------------------------------------------------------
         2,900  (a)UICI                                                                                 81,200
                -------------------------------------------------------------------------------
         3,600  Vesta Insurance Group, Inc.                                                            116,100
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,862,664
                -------------------------------------------------------------------------------  -------------
                HEALTH CARE--1.6%
                -------------------------------------------------------------------------------
         4,100  (a)American HomePatient, Inc.                                                           94,813
                -------------------------------------------------------------------------------
         2,850  (a)Bio Rad Laboratories, Inc., Class A                                                  85,144
                -------------------------------------------------------------------------------
         7,600  (a)Biosource International, Inc.                                                        53,675
                -------------------------------------------------------------------------------
         3,400  Chad Therapeutics Inc.                                                                  53,550
                -------------------------------------------------------------------------------
         4,500  (a)Curative Technologies, Inc.                                                         117,000
                -------------------------------------------------------------------------------
        10,800  (a)Diagnostic Health Services, Inc.                                                     75,600
                -------------------------------------------------------------------------------
         2,800  (a)Geltex Pharmaceuticals, Inc.                                                         50,050
                -------------------------------------------------------------------------------
         3,400  (a)Genesis Health Ventures, Inc.                                                        94,775
                -------------------------------------------------------------------------------
         1,300  (a)Medicis Pharmaceutical Corp., Class A                                                57,038
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                HEALTH CARE--CONTINUED
                -------------------------------------------------------------------------------
         6,400  (a)OrthoLogic Corp.                                                              $      39,200
                -------------------------------------------------------------------------------
         7,900  (a)Physician Computer Network, Inc.                                                     65,175
                -------------------------------------------------------------------------------
         7,100  (a)Prime Medical Services                                                               82,538
                -------------------------------------------------------------------------------
         6,300  (a)Rotech Medical Corp.                                                                107,100
                -------------------------------------------------------------------------------
         1,700  (a)Safeskin Corp.                                                                       87,975
                -------------------------------------------------------------------------------
         2,800  (a)Sierra Health Services, Inc.                                                         68,950
                -------------------------------------------------------------------------------
         3,000  (a)Universal Health Services, Inc., Class B                                             84,750
                -------------------------------------------------------------------------------
         3,900  (a)UroCor, Inc.                                                                         37,538
                -------------------------------------------------------------------------------
         4,800  (a)Veterinary Centers of America                                                        51,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,305,871
                -------------------------------------------------------------------------------  -------------
                PRODUCER MANUFACTURING--0.6%
                -------------------------------------------------------------------------------
         2,300  (a)Cable Design Technologies, Class A                                                   67,275
                -------------------------------------------------------------------------------
         4,300  (a)Maverick Tube Corp.                                                                  68,263
                -------------------------------------------------------------------------------
         2,300  (a)NCI Building System, Inc.                                                            66,125
                -------------------------------------------------------------------------------
         2,500  (a)Reliance Steel & Aluminum Co.                                                        93,750
                -------------------------------------------------------------------------------
         2,700  (a)Sinter Metals, Inc.                                                                  67,500
                -------------------------------------------------------------------------------
         3,600  (a)US Office Products Co.                                                              111,600
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  474,513
                -------------------------------------------------------------------------------  -------------
                RETAIL TRADE--1.1%
                -------------------------------------------------------------------------------
         6,000  (a)Amrion, Inc.                                                                        137,250
                -------------------------------------------------------------------------------
         1,900  (a)MSC Industrial Direct Co.                                                            71,013
                -------------------------------------------------------------------------------
         5,200  (a)Microage, Inc.                                                                      117,650
                -------------------------------------------------------------------------------
         4,100  (a)Pacific Sunwear of California                                                       110,700
                -------------------------------------------------------------------------------
         6,800  (a)Paul Harris Stores, Inc.                                                            124,100
                -------------------------------------------------------------------------------
         4,000  (a)Pomeroy Computer Resources                                                          109,500
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                RETAIL TRADE--CONTINUED
                -------------------------------------------------------------------------------
         2,600  (a)Regis Corp. Minnesota                                                         $      65,000
                -------------------------------------------------------------------------------
         3,400  Riser Foods, Inc.                                                                      103,700
                -------------------------------------------------------------------------------
         3,100  (a)Stein Mart, Inc.                                                                     59,288
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  898,201
                -------------------------------------------------------------------------------  -------------
                SERVICES--2.0%
                -------------------------------------------------------------------------------
         5,700  (a)ATC Communications, Inc.                                                             87,638
                -------------------------------------------------------------------------------
         1,900  American List Corp.                                                                     56,050
                -------------------------------------------------------------------------------
         3,200  (a)BARRA, Inc.                                                                          83,200
                -------------------------------------------------------------------------------
         3,300  (a)CDI Corp.                                                                            96,113
                -------------------------------------------------------------------------------
         1,400  (a)Caribiner International, Inc.                                                        61,775
                -------------------------------------------------------------------------------
         1,800  (a)Catalina Marketing Corp.                                                             91,800
                -------------------------------------------------------------------------------
         3,800  (a)Consolidated Graphics, Inc.                                                         172,900
                -------------------------------------------------------------------------------
         5,800  Employee Solutions, Inc.                                                               107,300
                -------------------------------------------------------------------------------
         5,600  FactSet Research Systems                                                               131,600
                -------------------------------------------------------------------------------
         3,000  HA-LO Industries, Inc.                                                                 115,500
                -------------------------------------------------------------------------------
         5,400  (a)National Education Corp.                                                             76,275
                -------------------------------------------------------------------------------
         2,800  (a)Newpark Resources, Inc.                                                              98,000
                -------------------------------------------------------------------------------
         3,500  (a)Personnel Group of America, Inc.                                                     79,188
                -------------------------------------------------------------------------------
         2,400  (a)Premier Parks, Inc.                                                                  77,100
                -------------------------------------------------------------------------------
         6,500  (a)Prepaid Legal Services, Inc.                                                         90,188
                -------------------------------------------------------------------------------
         6,000  (a)Prime Hospitality Corp.                                                              99,750
                -------------------------------------------------------------------------------
         4,200  (a)Right Management Consultants                                                         81,375
                -------------------------------------------------------------------------------
         1,000  (a)Univision Communications, Inc., Class A                                              39,750
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                SERVICES--CONTINUED
                -------------------------------------------------------------------------------
         1,200  (a)Volt Information Science, Inc.                                                $      42,000
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,687,502
                -------------------------------------------------------------------------------  -------------
                TECHNOLOGY--3.2%
                -------------------------------------------------------------------------------
         7,400  (a)Alphanet Solutions, Inc.                                                             90,650
                -------------------------------------------------------------------------------
        10,100  (a)Award Software International, Inc.                                                   90,900
                -------------------------------------------------------------------------------
         2,700  (a)Burr Brown Corp.                                                                     70,200
                -------------------------------------------------------------------------------
         1,300  (a)Claremont Technology Group                                                           31,850
                -------------------------------------------------------------------------------
         5,800  (a)Cognex Corp.                                                                        114,550
                -------------------------------------------------------------------------------
         3,000  Computer Task Group, Inc.                                                              125,625
                -------------------------------------------------------------------------------
         5,900  (a)Digital Systems Int., Inc.                                                           90,713
                -------------------------------------------------------------------------------
         3,200  (a)Ducommun, Inc.                                                                       70,800
                -------------------------------------------------------------------------------
         1,900  (a)Dupont Photomasks, Inc.                                                              78,850
                -------------------------------------------------------------------------------
         6,100  (a)EIS International, Inc.                                                              53,375
                -------------------------------------------------------------------------------
         5,800  (a)ESS Technology, Inc.                                                                114,550
                -------------------------------------------------------------------------------
         3,900  (a)Elexsys International, Inc.                                                          64,838
                -------------------------------------------------------------------------------
         6,600  (a)Firearms Training Systems, Inc.                                                      91,163
                -------------------------------------------------------------------------------
         2,200  (a)IA Corporation I                                                                     12,375
                -------------------------------------------------------------------------------
         5,100  (a)II-VI, Inc.                                                                         134,513
                -------------------------------------------------------------------------------
         4,400  Innovex, Inc.                                                                          178,750
                -------------------------------------------------------------------------------
         3,600  (a)Integrated Measurement Systems, Inc                                                  63,900
                -------------------------------------------------------------------------------
         4,500  (a)Intervoice, Inc.                                                                     56,813
                -------------------------------------------------------------------------------
         2,700  (a)Perceptron, Inc.                                                                     93,488
                -------------------------------------------------------------------------------
         4,000  (a)Photronic Labs, Inc.                                                                126,000
                -------------------------------------------------------------------------------
         7,600  (a)Raster Graphics Inc.                                                                 79,800
                -------------------------------------------------------------------------------
         4,500  (a)Sandisk Corp.                                                                        61,875
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                TECHNOLOGY--CONTINUED
                -------------------------------------------------------------------------------
         7,900  (a)StorMedia, Inc.                                                               $     100,725
                -------------------------------------------------------------------------------
         4,300  (a)Stratasys, Inc.                                                                      71,488
                -------------------------------------------------------------------------------
         1,900  (a)Supertex, Inc.                                                                       36,100
                -------------------------------------------------------------------------------
         3,200  (a)Tollgrade Communications, Inc.                                                       77,600
                -------------------------------------------------------------------------------
         3,300  (a)Tracor, Inc.                                                                         72,600
                -------------------------------------------------------------------------------
         4,300  (a)Trident International, Inc.                                                          84,925
                -------------------------------------------------------------------------------
         5,600  (a)Trusted Information Systems                                                          67,200
                -------------------------------------------------------------------------------
         2,800  (a)USCS International, Inc.                                                             46,900
                -------------------------------------------------------------------------------
         4,800  (a)Voxware, Inc.                                                                        37,200
                -------------------------------------------------------------------------------
         1,900  Wyle Labs                                                                               68,400
                -------------------------------------------------------------------------------  -------------
                Total                                                                                2,558,716
                -------------------------------------------------------------------------------  -------------
                TRANSPORTATION--0.4%
                -------------------------------------------------------------------------------
         2,500  Airlines Express International Corp.                                                    81,719
                -------------------------------------------------------------------------------
         1,700  (a)Alaska Air Group, Inc.                                                               41,013
                -------------------------------------------------------------------------------
         1,600  Expeditors International Washington, Inc.                                               71,200
                -------------------------------------------------------------------------------
         3,600  USFreightways Corp.                                                                     93,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  287,307
                -------------------------------------------------------------------------------  -------------
                UTILITIES--0.5%
                -------------------------------------------------------------------------------
         2,400  (a)Atlantic Telephone Network, Inc.                                                     45,300
                -------------------------------------------------------------------------------
         1,000  (a)Columbia Gas System, Inc.                                                            64,625
                -------------------------------------------------------------------------------
         2,200  Leviathan Gas Pipe Line, Inc.                                                          100,100
                -------------------------------------------------------------------------------
         3,400  (b)NGC Corp.                                                                            73,950
                -------------------------------------------------------------------------------
         2,400  TNP Enterprises, Inc.                                                                   61,200
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                SMALL-CAP STOCKS--CONTINUED
                -------------------------------------------------------------------------------
                UTILITIES--CONTINUED
                -------------------------------------------------------------------------------
         2,600  Trescomm International, Inc.                                                     $      26,975
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  372,150
                -------------------------------------------------------------------------------  -------------
                TOTAL SMALL-CAP STOCKS                                                              12,190,783
                -------------------------------------------------------------------------------  -------------
                FOREIGN EQUITY--20.0%
                -------------------------------------------------------------------------------
                ARGENTINA--0.0%
                -------------------------------------------------------------------------------
         1,025  Banco Frances del Rio de la Plata S.A., ADR                                             31,006
                -------------------------------------------------------------------------------
         4,056  Compania Naviera Perez Companc S.A., Class B                                            27,754
                -------------------------------------------------------------------------------
           802  (a)IRSA Inversiones y Representaciones S.A., GDR                                        24,862
                -------------------------------------------------------------------------------
         1,000  YPF Sociedad Anonima, ADR                                                               23,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  106,872
                -------------------------------------------------------------------------------  -------------
                AUSTRALIA--0.4%
                -------------------------------------------------------------------------------
        13,000  (a)Aristocrat Leisure Ltd.                                                              36,822
                -------------------------------------------------------------------------------
         5,250  (a)Commonwealth Installment                                                             33,160
                -------------------------------------------------------------------------------
         6,600  Lend Lease Corp., Ltd.                                                                 122,481
                -------------------------------------------------------------------------------
        20,000  News Corp., Ltd.                                                                       106,463
                -------------------------------------------------------------------------------
        15,000  Woodside Petroleum Ltd.                                                                105,364
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  404,290
                -------------------------------------------------------------------------------  -------------
                AUSTRIA--0.0%
                -------------------------------------------------------------------------------
           220  Vae Eisenbahnsysteme AG                                                                 20,330
                -------------------------------------------------------------------------------  -------------
                BELGIUM--0.1%
                -------------------------------------------------------------------------------
         1,800  Delhaize-Le Lion                                                                       105,648
                -------------------------------------------------------------------------------  -------------
                BRAZIL--0.4%
                -------------------------------------------------------------------------------
     3,348,000  Banco Bradesco S.A., Preference                                                         24,467
                -------------------------------------------------------------------------------
        66,000  Banco Itau S.A., Preference                                                             25,876
                -------------------------------------------------------------------------------
       140,000  Centrais Eletricas Brasileiras, Preference, Series B                                    45,944
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                BRAZIL--CONTINUED
                -------------------------------------------------------------------------------
         2,700  (a)Cofap-Cia Fab Peca, Preference                                                $      22,086
                -------------------------------------------------------------------------------
       937,000  Companhia Energetica de Minas Gerais, Preference                                        30,205
                -------------------------------------------------------------------------------
        12,000  (a)Cosipa Pnb                                                                           10,920
                -------------------------------------------------------------------------------
         2,600  (a)(b)Elevadores Atlas                                                                  27,938
                -------------------------------------------------------------------------------
       100,000  (a)Light Participacoes S.A.                                                             18,790
                -------------------------------------------------------------------------------
       714,000  Lojas Renner S.A., Preference                                                           35,250
                -------------------------------------------------------------------------------
       230,000  (a)Petroleo Brasileiro S.A., Preference                                                 31,616
                -------------------------------------------------------------------------------
           550  Telecomunicacoes Brasileras, ADR                                                        41,663
                -------------------------------------------------------------------------------
       140,000  (a)Telecomunicacoes de Sao Paulo S.A., Preference                                       24,801
                -------------------------------------------------------------------------------
    11,014,000  (a)Usinas Siderurgicas de Minas Gerais, Pfd.                                            10,981
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  350,537
                -------------------------------------------------------------------------------  -------------
                CHILE--0.0%
                -------------------------------------------------------------------------------
           500  (a)Banco BHIF, ADR                                                                       8,438
                -------------------------------------------------------------------------------
           400  (a)Banco de A. Edwards, ADR                                                              7,400
                -------------------------------------------------------------------------------
           200  (a)(b)Chilectra S.A., ADR                                                               11,000
                -------------------------------------------------------------------------------
           100  Compania Telecomunicacion Chile, ADR                                                     9,513
                -------------------------------------------------------------------------------
           300  (a)Santa Isabel S.A., ADR                                                                7,538
                -------------------------------------------------------------------------------
           200  Sociedad Quimica Y Minera De Chile, ADR                                                 10,400
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   54,289
                -------------------------------------------------------------------------------  -------------
                COLOMBIA--0.0%
                -------------------------------------------------------------------------------
           800  Banco Ganadero S.A., ADR                                                                19,800
                -------------------------------------------------------------------------------
           900  Banco Industrial Colombiano, ADR                                                        14,513
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   34,313
                -------------------------------------------------------------------------------  -------------
                FRANCE--1.4%
                -------------------------------------------------------------------------------
           918  AXA                                                                                     55,163
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                FRANCE--CONTINUED
                -------------------------------------------------------------------------------
           482  Accor SA                                                                         $      61,821
                -------------------------------------------------------------------------------
         1,100  Casino Ord                                                                              49,801
                -------------------------------------------------------------------------------
         1,037  Compagnie Financiere de Paribas, Class A                                                71,247
                -------------------------------------------------------------------------------
           450  Compagnie de Saint Gobain                                                               64,694
                -------------------------------------------------------------------------------
         1,529  Credit Commerical De France                                                             74,053
                -------------------------------------------------------------------------------
         1,410  Credit Local de France                                                                 127,644
                -------------------------------------------------------------------------------
           500  Groupe Danon BSN SA                                                                     73,605
                -------------------------------------------------------------------------------
           960  Havas SA                                                                                67,996
                -------------------------------------------------------------------------------
           400  LVMH (Moet-Hennessy)                                                                   101,382
                -------------------------------------------------------------------------------
         1,130  Lafarge-Coppee                                                                          71,385
                -------------------------------------------------------------------------------
           721  Lyonnaise des Eaux SA                                                                   68,625
                -------------------------------------------------------------------------------
           660  Peugeot SA                                                                              81,113
                -------------------------------------------------------------------------------
           660  Rhone-Poulenc Rorer, Inc.                                                               49,088
                -------------------------------------------------------------------------------
         1,680  Schneider SA                                                                            79,919
                -------------------------------------------------------------------------------
           531  Total SA-B                                                                              42,459
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,139,995
                -------------------------------------------------------------------------------  -------------
                GERMANY, FEDERAL REPUBLIC OF--1.4%
                -------------------------------------------------------------------------------
         2,490  BASF AG                                                                                 92,098
                -------------------------------------------------------------------------------
         1,900  Bayer AG                                                                                76,452
                -------------------------------------------------------------------------------
         2,200  (a)Commerzbank AG, Frankfurt                                                            54,067
                -------------------------------------------------------------------------------
         2,260  (a)Daimler Benz AG                                                                     147,596
                -------------------------------------------------------------------------------
         1,380  Deutsche Bank, AG                                                                       65,766
                -------------------------------------------------------------------------------
         2,400  Dresdner Bank AG, Frankfurt                                                             71,231
                -------------------------------------------------------------------------------
           181  Gea AG, Vorzugsaktien                                                                   54,249
                -------------------------------------------------------------------------------
           215  (a)Henkel KGAA                                                                          10,484
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                GERMANY, FEDERAL REPUBLIC OF--CONTINUED
                -------------------------------------------------------------------------------
           935  Henkel KGAA, Pfd.                                                                $      46,565
                -------------------------------------------------------------------------------
            70  Linde AG                                                                                42,507
                -------------------------------------------------------------------------------
           174  Mannesmann AG                                                                           72,571
                -------------------------------------------------------------------------------
         1,400  RWE AG                                                                                  61,895
                -------------------------------------------------------------------------------
         4,300  (a)Rofin-Sinar Technologies, Inc.                                                       55,363
                -------------------------------------------------------------------------------
           800  Schering AG                                                                             65,691
                -------------------------------------------------------------------------------
           945  Schwarz Pharma                                                                          70,348
                -------------------------------------------------------------------------------
         1,250  Siemens AG                                                                              60,220
                -------------------------------------------------------------------------------
         1,100  Veba AG                                                                                 64,329
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,111,432
                -------------------------------------------------------------------------------  -------------
                HONG KONG--1.4%
                -------------------------------------------------------------------------------
       140,000  Aeon Credit Service                                                                     47,077
                -------------------------------------------------------------------------------
        63,500  Amoy Properties Ltd.                                                                    88,696
                -------------------------------------------------------------------------------
         9,000  Cheung Kong                                                                             79,152
                -------------------------------------------------------------------------------
        24,000  (a)(b)Cheung Kong Infrastructure                                                        58,355
                -------------------------------------------------------------------------------
        12,000  (a)(b)China Resources Bejing Land                                                        7,450
                -------------------------------------------------------------------------------
         2,429  HSBC Holdings PLC                                                                       50,578
                -------------------------------------------------------------------------------
        70,000  Henderson Investment Ltd.                                                               85,101
                -------------------------------------------------------------------------------
        32,000  Hong Kong Telecom                                                                       55,458
                -------------------------------------------------------------------------------
        11,000  Hutchison Whampoa                                                                       85,004
                -------------------------------------------------------------------------------
         8,000  New World Development Co. Ltd.                                                          54,061
                -------------------------------------------------------------------------------
       114,000  Oriental Press Group                                                                    64,136
                -------------------------------------------------------------------------------
        43,000  Peregrine Investments                                                                   79,527
                -------------------------------------------------------------------------------
        30,000  (a)(b)Shanghai Industrial Holdings Ltd                                                  97,581
                -------------------------------------------------------------------------------
         5,000  Sun Hung Kai Properties                                                                 62,080
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                HONG KONG--CONTINUED
                -------------------------------------------------------------------------------
        41,000  (a)Winsor Property Holdings Ltd.                                                 $      61,776
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  976,032
                -------------------------------------------------------------------------------  -------------
                INDIA--0.0%
                -------------------------------------------------------------------------------
         1,700  (a)(b)Bombay Suburban Electric Supply, GDR                                              33,575
                -------------------------------------------------------------------------------
         4,600  (a)(b)Crompton Greaves Ltd., GDR                                                        14,950
                -------------------------------------------------------------------------------
         1,200  (a)Hindalco Industries, GDR                                                             24,480
                -------------------------------------------------------------------------------
         2,000  (a)(b)Larsen & Toubro Ltd., GDR                                                         29,000
                -------------------------------------------------------------------------------
         2,600  (a)(b)Mahindra and Mahindra , GDR                                                       27,300
                -------------------------------------------------------------------------------
         1,600  (a)(b)Steel Authority of India, GDR                                                     13,600
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  142,905
                -------------------------------------------------------------------------------  -------------
                INDONESIA--0.0%
                -------------------------------------------------------------------------------
        41,000  (a)Bank Negara Indonesia                                                                20,544
                -------------------------------------------------------------------------------
        23,000  Citra Marga Nusaphala Persada                                                           19,371
                -------------------------------------------------------------------------------
         5,000  Gudang Garam                                                                            21,269
                -------------------------------------------------------------------------------
        14,000  Modern Photo Film Co.                                                                   35,075
                -------------------------------------------------------------------------------
        10,000  Semen Gresik                                                                            30,490
                -------------------------------------------------------------------------------
        29,467  Steady Safe                                                                             34,556
                -------------------------------------------------------------------------------
        38,720  Pab K Tjiwi Kimia                                                                       37,151
                -------------------------------------------------------------------------------
        12,000  Tambang Timah                                                                           18,934
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  217,390
                -------------------------------------------------------------------------------  -------------
                ITALY--0.4%
                -------------------------------------------------------------------------------
         8,000  Banca Popolare Milano                                                                   40,898
                -------------------------------------------------------------------------------
        10,300  Eni                                                                                     54,219
                -------------------------------------------------------------------------------
         5,100  Imi Istituto Mobiliare                                                                  42,843
                -------------------------------------------------------------------------------
           595  (a)La Rinascente S.P.A. Warrants, 12/31/1999                                               279
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                ITALY--CONTINUED
                -------------------------------------------------------------------------------
        42,000  Telecom Italia Mobile                                                            $      98,770
                -------------------------------------------------------------------------------
         6,000  (a)Unicem S.P.A.                                                                        40,489
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  277,498
                -------------------------------------------------------------------------------  -------------
                JAPAN--5.4%
                -------------------------------------------------------------------------------
        16,000  Amada Co                                                                               133,731
                -------------------------------------------------------------------------------
           200  Asahi Broadcasting Corp.                                                                21,949
                -------------------------------------------------------------------------------
         3,000  Canare Electric Co. Ltd.                                                                63,213
                -------------------------------------------------------------------------------
        13,000  Casio Computer Co                                                                      105,461
                -------------------------------------------------------------------------------
            23  DDI Corp.                                                                              164,574
                -------------------------------------------------------------------------------
         9,000  Dai Nippon Printing Co. Ltd.                                                           164,355
                -------------------------------------------------------------------------------
        12,000  Daito Trust Construction                                                               156,980
                -------------------------------------------------------------------------------
         6,000  Fuji Photo Film Co.                                                                    188,060
                -------------------------------------------------------------------------------
         2,000  Hirose Electric Co                                                                     121,159
                -------------------------------------------------------------------------------
         8,000  Hitachi Maxell                                                                         165,057
                -------------------------------------------------------------------------------
         7,000  Ikegami Tsushinki                                                                       46,708
                -------------------------------------------------------------------------------
        10,000  JGC Corp.                                                                               92,186
                -------------------------------------------------------------------------------
         3,000  Japan Cash Machine Co. Ltd.                                                             53,468
                -------------------------------------------------------------------------------
         5,000  Japan Radio Co.                                                                         61,018
                -------------------------------------------------------------------------------
            16  (a)(b)Japan Tobacco                                                                    113,924
                -------------------------------------------------------------------------------
         5,000  Konami Co                                                                              170,764
                -------------------------------------------------------------------------------
         6,000  Matsushita Kotobuk Electric                                                            153,819
                -------------------------------------------------------------------------------
         4,000  (a)Meiwa Estate                                                                        116,594
                -------------------------------------------------------------------------------
        24,000  Minolta Co                                                                             151,080
                -------------------------------------------------------------------------------
        23,000  Mitsubishi Heavy Industries Ltd.                                                       187,796
                -------------------------------------------------------------------------------
        10,000  Mycal Corp.                                                                            149,254
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                JAPAN--CONTINUED
                -------------------------------------------------------------------------------
         2,000  Nintendo Corp. Ltd.                                                              $     141,352
                -------------------------------------------------------------------------------
         5,000  Nippon Comsys Corp.                                                                     62,335
                -------------------------------------------------------------------------------
         1,000  Nissei ASB Machine Co.                                                                  13,960
                -------------------------------------------------------------------------------
         3,000  Pioneer Electronic Corp                                                                 64,530
                -------------------------------------------------------------------------------
         3,000  Promise Co. Ltd.                                                                       150,132
                -------------------------------------------------------------------------------
             2  (b)Sakura Finance (Bermuda), Conv. Pfd.                                                113,664
                -------------------------------------------------------------------------------
         5,000  Sankyo Co.                                                                             133,889
                -------------------------------------------------------------------------------
        12,000  Shiseido Co.                                                                           144,337
                -------------------------------------------------------------------------------
        14,000  Shochiku Co.                                                                           130,290
                -------------------------------------------------------------------------------
         2,000  Sony Corp.                                                                             128,007
                -------------------------------------------------------------------------------
     3,000,000  (b)Sumitomo Bank International, Conv. Bond, .75%, 5/31/2001                             28,611
                -------------------------------------------------------------------------------
         7,000  Sumitomo Trust & Banking                                                                77,436
                -------------------------------------------------------------------------------
         8,000  Taisho Pharmaceutical Co.                                                              178,402
                -------------------------------------------------------------------------------
         6,000  Takashimaya Co.                                                                         80,070
                -------------------------------------------------------------------------------
         9,000  Tokio Marine and Fire Insurance Co.                                                     99,561
                -------------------------------------------------------------------------------
        30,000  (a)Tokyo Tatemono Co., Ltd.                                                            137,489
                -------------------------------------------------------------------------------
        10,000  Tsubakimoto Chain Co.                                                                   58,911
                -------------------------------------------------------------------------------  -------------
                Total                                                                                4,324,126
                -------------------------------------------------------------------------------  -------------
                KOREA, REPUBLIC OF--0.0%
                -------------------------------------------------------------------------------
         1,500  Chonggu Housing & Construction                                                          34,381
                -------------------------------------------------------------------------------
         1,500  Dongkuk Steel Mill Co.                                                                  29,133
                -------------------------------------------------------------------------------
         1,100  Hankuk Paper Manufacturing Co.                                                          24,947
                -------------------------------------------------------------------------------
         3,000  Korea Exchange Bank                                                                     28,228
                -------------------------------------------------------------------------------
         2,700  (a)Korea Mobile Telecomm Corp., ADR                                                     35,100
                -------------------------------------------------------------------------------
         1,700  Pacific Corporation                                                                     31,787
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                KOREA, REPUBLIC OF--CONTINUED
                -------------------------------------------------------------------------------
           960  Shinhan Bank                                                                     $      16,954
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  200,530
                -------------------------------------------------------------------------------  -------------
                MALAYSIA--0.6%
                -------------------------------------------------------------------------------
        26,000  Eastern and Oriental                                                                    56,589
                -------------------------------------------------------------------------------
         3,000  (a)Kentucky Fried Chicken                                                                3,657
                -------------------------------------------------------------------------------
        15,000  Kentucky Fried Chicken                                                                  66,482
                -------------------------------------------------------------------------------
         4,000  Malayan Banking                                                                         39,573
                -------------------------------------------------------------------------------
         1,000  Malayan United Industries                                                                  748
                -------------------------------------------------------------------------------
        34,000  Malaysian Industrial Development                                                        69,964
                -------------------------------------------------------------------------------
        12,000  Malaysian Pacific Industries                                                            48,912
                -------------------------------------------------------------------------------
        14,000  Metacorp                                                                                43,213
                -------------------------------------------------------------------------------
        15,000  UMW Holdings                                                                            71,231
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  400,369
                -------------------------------------------------------------------------------  -------------
                MEXICO--0.1%
                -------------------------------------------------------------------------------
           900  (a)(b)Acer, Inc., ADR                                                                   16,425
                -------------------------------------------------------------------------------
         3,300  (a)Cemex S.A., Class B, ADR                                                             23,822
                -------------------------------------------------------------------------------
        15,000  (a)Cifra S.A. de C.V., Class B                                                          20,692
                -------------------------------------------------------------------------------
         2,000  (a)Empresas ICA Sociedad Controladora S.A., ADR                                         28,750
                -------------------------------------------------------------------------------
        13,000  Fomento Economico Mexicano, S.A. de C.V., Class B                                       44,421
                -------------------------------------------------------------------------------
        18,000  (a)Grupo Corvi S.A., Class UBL                                                          15,063
                -------------------------------------------------------------------------------
         3,100  (a)(b)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                             24,974
                -------------------------------------------------------------------------------
           600  Pan American Beverage, Class A                                                          28,050
                -------------------------------------------------------------------------------
           700  Telefonos de Mexico, Class L, ADR                                                       21,263
                -------------------------------------------------------------------------------
         1,800  (a)Tubos de Acero de Mexico S.A., ADR                                                   24,525
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  247,985
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                NETHERLANDS--0.8%
                -------------------------------------------------------------------------------
         2,100  ABN Amro Holding                                                                 $     136,038
                -------------------------------------------------------------------------------
           900  (a)ASM Lithography Holding N.V.                                                         39,616
                -------------------------------------------------------------------------------
           610  Akzo Nobel N.V.                                                                         80,977
                -------------------------------------------------------------------------------
         3,900  Boskalis Westminster N.V.                                                               77,353
                -------------------------------------------------------------------------------
           990  Hunter Douglas N.V.                                                                     64,764
                -------------------------------------------------------------------------------
         1,907  ING Groep, N.V.                                                                         66,800
                -------------------------------------------------------------------------------
         1,900  Vendex International A                                                                  82,532
                -------------------------------------------------------------------------------
           500  Wolters Kluwer N.V.                                                                     65,389
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  613,469
                -------------------------------------------------------------------------------  -------------
                NEW ZEALAND--0.3%
                -------------------------------------------------------------------------------
        22,000  Air New Zealand Ltd., Class B                                                           57,895
                -------------------------------------------------------------------------------
        21,000  Fletcher Challenge Building                                                             58,997
                -------------------------------------------------------------------------------
        70,000  Wrightson Ltd.                                                                          62,233
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  179,125
                -------------------------------------------------------------------------------  -------------
                NORWAY--0.2%
                -------------------------------------------------------------------------------
         3,670  Elkem A/S, Class A                                                                      57,183
                -------------------------------------------------------------------------------
         9,800  (a)Storebrand ASA                                                                       58,482
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  115,665
                -------------------------------------------------------------------------------  -------------
                PAKISTAN--0.0%
                -------------------------------------------------------------------------------
           400  (a)Hub Power Co., GDR                                                                    8,600
                -------------------------------------------------------------------------------  -------------
                PHILIPPINES--0.0%
                -------------------------------------------------------------------------------
       114,000  (a)Belle Corp.                                                                          30,358
                -------------------------------------------------------------------------------
        55,282  (a)Davao Union Cement Corp., Class B                                                    18,087
                -------------------------------------------------------------------------------
        66,600  (a)Filinvest Land, Inc.                                                                 23,563
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                PHILIPPINES--CONTINUED
                -------------------------------------------------------------------------------
         1,600  Philippine Commercial International Bank                                         $      21,304
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   93,312
                -------------------------------------------------------------------------------  -------------
                SINGAPORE--0.5%
                -------------------------------------------------------------------------------
         7,000  City Developments                                                                       61,889
                -------------------------------------------------------------------------------
        10,000  Hong Leong Finance Ltd.                                                                 34,652
                -------------------------------------------------------------------------------
        85,000  Roly International Holdings                                                             56,100
                -------------------------------------------------------------------------------
        10,000  Sembawang Corp. Ltd.                                                                    54,189
                -------------------------------------------------------------------------------
         2,000  Singapore Press Holdings Ltd.                                                           37,790
                -------------------------------------------------------------------------------
        10,000  Straits Steamship Land Ltd.                                                             31,943
                -------------------------------------------------------------------------------
         2,500  (a)Straits Steamship Land Ltd. Warrants, 12/12/2000                                      2,799
                -------------------------------------------------------------------------------
         6,000  United Overseas Bank Ltd.                                                               63,743
                -------------------------------------------------------------------------------
        17,000  Wing Tai Holdings, Ltd.                                                                 46,545
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  389,650
                -------------------------------------------------------------------------------  -------------
                SPAIN--0.7%
                -------------------------------------------------------------------------------
         1,200  Empresa Nac De Electridad                                                               81,056
                -------------------------------------------------------------------------------
           870  Fomento de Construcciones Contratas SA                                                  73,541
                -------------------------------------------------------------------------------
         7,100  Iberdrola SA                                                                            81,940
                -------------------------------------------------------------------------------
         1,400  Mapfre (corporacion)                                                                    74,031
                -------------------------------------------------------------------------------
         1,500  Repsol SA                                                                               55,523
                -------------------------------------------------------------------------------
         3,750  Telefonica de Espana                                                                    82,214
                -------------------------------------------------------------------------------
           693  Zardoya-Otis SA                                                                         73,826
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  522,131
                -------------------------------------------------------------------------------  -------------
                SWEDEN--0.2%
                -------------------------------------------------------------------------------
         7,900  Avesta Sheffield                                                                        81,169
                -------------------------------------------------------------------------------
         1,420  Skandia Forsakrings AB                                                                  40,492
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                SWEDEN--CONTINUED
                -------------------------------------------------------------------------------
         5,000  Stora Kopparbergs, Class A                                                       $      68,497
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  190,158
                -------------------------------------------------------------------------------  -------------
                SWITZERLAND--1.1%
                -------------------------------------------------------------------------------
            60  ABB AG                                                                                  75,075
                -------------------------------------------------------------------------------
           800  CS Holding AG-Registered                                                                85,155
                -------------------------------------------------------------------------------
            60  Ciba-Giegy AG-Registered                                                                74,246
                -------------------------------------------------------------------------------
            65  Nestle SA                                                                               70,560
                -------------------------------------------------------------------------------
           450  (a)Oerlikon-Buhrle Holding AG                                                           46,433
                -------------------------------------------------------------------------------
            32  Reiseburo Kuoni AG, Class B                                                             71,193
                -------------------------------------------------------------------------------
            12  Roche Holding AG                                                                        92,244
                -------------------------------------------------------------------------------
            49  Sandoz AG-R                                                                             56,988
                -------------------------------------------------------------------------------
            75  Sulzer AG-Reg                                                                           43,153
                -------------------------------------------------------------------------------
            66  (a)Swissair AG                                                                          50,127
                -------------------------------------------------------------------------------
           165  Zurich Versicherungsgesellschaft                                                        46,835
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  712,009
                -------------------------------------------------------------------------------  -------------
                THAILAND--0.0%
                -------------------------------------------------------------------------------
         1,200  Bangkok Bank Public Co., Ltd.                                                           13,719
                -------------------------------------------------------------------------------
        12,700  Industrial Finance Corporation of Thailand                                              40,029
                -------------------------------------------------------------------------------
         3,200  Krung Thai Bank PLC                                                                      9,146
                -------------------------------------------------------------------------------
         1,400  PTT Exploration and Production Public Co.                                               20,610
                -------------------------------------------------------------------------------
        30,000  Siam City Bank,                                                                         35,238
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  118,742
                -------------------------------------------------------------------------------  -------------
                UNITED KINGDOM--4.6%
                -------------------------------------------------------------------------------
        20,000  Asda Group                                                                              39,845
                -------------------------------------------------------------------------------
         8,520  BAA PLC                                                                                 70,188
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
        16,000  BTR PLC                                                                          $      64,291
                -------------------------------------------------------------------------------
         4,393  Barclays PLC                                                                            75,555
                -------------------------------------------------------------------------------
         2,536  Boc Group PLC                                                                           37,776
                -------------------------------------------------------------------------------
         3,800  Boots Co. PLC                                                                           40,504
                -------------------------------------------------------------------------------
         3,219  British Aerospace PLC                                                                   62,616
                -------------------------------------------------------------------------------
         6,539  British Petroleum Co. PLC                                                               75,609
                -------------------------------------------------------------------------------
         7,400  British Telecommunication PLC                                                           46,841
                -------------------------------------------------------------------------------
        17,549  Bunzl PLC                                                                               65,499
                -------------------------------------------------------------------------------
         8,500  Cadbury Schweppes PLC                                                                   73,096
                -------------------------------------------------------------------------------
        15,100  Caradon PLC                                                                             60,547
                -------------------------------------------------------------------------------
         6,250  Carlton Communications PLC                                                              52,854
                -------------------------------------------------------------------------------
         6,614  Chubb Security                                                                          38,141
                -------------------------------------------------------------------------------
         7,800  Compass Group                                                                           79,534
                -------------------------------------------------------------------------------
        23,370  Cookson Group                                                                           88,797
                -------------------------------------------------------------------------------
        12,000  Cowie Group PLC                                                                         79,892
                -------------------------------------------------------------------------------
        19,710  David S. Smith (Holdings) PLC                                                          104,548
                -------------------------------------------------------------------------------
        11,600  Delta PLC                                                                               70,891
                -------------------------------------------------------------------------------
         3,235  EMI Group PLC                                                                           74,729
                -------------------------------------------------------------------------------
        21,900  FKI PLC                                                                                 79,345
                -------------------------------------------------------------------------------
         6,280  General Accident                                                                        77,339
                -------------------------------------------------------------------------------
        10,890  General Electric Co. PLC                                                                68,200
                -------------------------------------------------------------------------------
         3,400  Glaxo Wellcome PLC                                                                      55,919
                -------------------------------------------------------------------------------
         8,272  Grand Metropolitan PLC                                                                  64,599
                -------------------------------------------------------------------------------
        17,213  Guardian Royal Exchange                                                                 77,557
                -------------------------------------------------------------------------------
         3,960  Imperial Chemical Industries PLC                                                        51,364
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
    SHARES                                                                                          IN U.S.
   OR UNITS                                                                                         DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
         9,100  Inchcape PLC                                                                     $      41,231
                -------------------------------------------------------------------------------
        13,353  Ladbroke Group PLC                                                                      46,022
                -------------------------------------------------------------------------------
         8,500  Marks & Spencer PLC                                                                     72,310
                -------------------------------------------------------------------------------
        20,600  Mirror Group PLC                                                                        79,657
                -------------------------------------------------------------------------------
        10,000  Morgan Crucible Co                                                                      76,833
                -------------------------------------------------------------------------------
        10,600  National Power Co. PLC                                                                  82,155
                -------------------------------------------------------------------------------
        11,000  (a)(b)Pace Micro Technology PLC                                                         43,830
                -------------------------------------------------------------------------------
         4,600  Pearson                                                                                 56,843
                -------------------------------------------------------------------------------
         4,909  Peninsular & Oriental Steam Navigation Co.                                              48,818
                -------------------------------------------------------------------------------
         5,500  Powergen PLC                                                                            53,631
                -------------------------------------------------------------------------------
         6,700  Premier Farnell PLC                                                                     80,202
                -------------------------------------------------------------------------------
         2,632  RTZ Corp. PLC                                                                           44,250
                -------------------------------------------------------------------------------
         4,800  Rank Group PLC                                                                          35,104
                -------------------------------------------------------------------------------
         4,655  Reckitt & Colman PLC                                                                    54,861
                -------------------------------------------------------------------------------
         7,191  Redland PLC                                                                             44,732
                -------------------------------------------------------------------------------
         5,100  Reed International PLC                                                                  98,819
                -------------------------------------------------------------------------------
        11,400  Rexam                                                                                   64,781
                -------------------------------------------------------------------------------
        31,600  Rugby Group PLC                                                                         51,002
                -------------------------------------------------------------------------------
         6,300  Safeway PLC                                                                             41,308
                -------------------------------------------------------------------------------
        27,500  Sedgwick Group PLC                                                                      58,024
                -------------------------------------------------------------------------------
         2,928  Siebe PLC                                                                               46,741
                -------------------------------------------------------------------------------
         3,491  Smithkline Beecham PLC                                                                  48,127
                -------------------------------------------------------------------------------
        12,700  Tomkins PLC                                                                             53,059
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

    SHARES
   OR UNITS
      OR                                                                                             VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN EQUITY--CONTINUED
                -------------------------------------------------------------------------------
                UNITED KINGDOM--CONTINUED
                -------------------------------------------------------------------------------
         2,720  Zeneca Group                                                                     $      74,997
                -------------------------------------------------------------------------------  -------------
                Total                                                                                3,173,413
                -------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN EQUITY                                                                16,230,815
                -------------------------------------------------------------------------------  -------------
                TOTAL STOCKS (IDENTIFIED COST $43,144,819)                                          48,774,521
                -------------------------------------------------------------------------------  -------------
BONDS--29.1%
-----------------------------------------------------------------------------------------------
                TREASURY--9.0%
                -------------------------------------------------------------------------------
$      635,000  United States Treasury Note, 5.000%, 2/15/1999                                         627,075
                -------------------------------------------------------------------------------
       500,000  United States Treasury Note, 6.250%, 2/15/2003                                         508,835
                -------------------------------------------------------------------------------
       500,000  United States Treasury Note, 6.375%, 3/31/2001                                         510,950
                -------------------------------------------------------------------------------
     1,605,000  United States Treasury Note, 6.375%, 8/15/2002                                       1,645,029
                -------------------------------------------------------------------------------
     1,300,000  United States Treasury Note, 6.375%, 9/30/2001                                       1,329,315
                -------------------------------------------------------------------------------
     2,025,000  United States Treasury Note, 6.500%, 5/15/2005                                       2,087,370
                -------------------------------------------------------------------------------
       200,000  United States Treasury Note, 6.875%, 5/15/2006                                         211,448
                -------------------------------------------------------------------------------
       350,000  United States Treasury Note, 7.500%, 2/15/2005                                         383,040
                -------------------------------------------------------------------------------  -------------
                TOTAL TREASURY                                                                       7,303,062
                -------------------------------------------------------------------------------  -------------
                MORTGAGE-BACKED SECURITIES--4.9%
                -------------------------------------------------------------------------------
                GOVERNMENT AGENCY--4.9%
                -------------------------------------------------------------------------------
       354,799  Federal Home Loan Mortgage Corp., 7.500%, 30 Year,
                10/1/2025                                                                              359,670
                -------------------------------------------------------------------------------
       167,053  Federal Home Loan Mortgage Corp., 7.000%, 15 Year,
                4/1/2009                                                                               168,616
                -------------------------------------------------------------------------------
       481,909  Federal Home Loan Mortgage Corp., 6.500%, 15 Year,
                10/1/2010                                                                              479,779
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES--CONTINUED
                -------------------------------------------------------------------------------
                GOVERNMENT AGENCY--CONTINUED
                -------------------------------------------------------------------------------
$       84,820  Federal National Mortgage Association, 7.000%, 30 Year,
                5/1/2001                                                                         $      86,436
                -------------------------------------------------------------------------------
       211,801  Federal National Mortgage Association, 8.000%, 30 Year,
                7/1/2023                                                                               218,814
                -------------------------------------------------------------------------------
       475,081  Federal National Mortgage Association, 7.000%, 15 Year,
                8/1/2011                                                                               478,934
                -------------------------------------------------------------------------------
       528,192  Federal National Mortgage Association, 6.500%, 30 Year,
                7/1/2026                                                                               512,996
                -------------------------------------------------------------------------------
       498,937  Federal National Mortgage Association, 7.500%, 30 Year,
                8/1/2026                                                                               505,638
                -------------------------------------------------------------------------------
       218,069  Government National Mortgage Association, 9.000%, 30 Year,
                10/15/2019                                                                             235,035
                -------------------------------------------------------------------------------
       441,897  Government National Mortgage Association, 8.500%, 30 Year,
                10/15/2022                                                                             464,124
                -------------------------------------------------------------------------------
       470,320  Government National Mortgage Association, 8.000%, 30 Year,
                7/15/2025                                                                              485,601
                -------------------------------------------------------------------------------  -------------
                TOTAL MORTGAGE-BACKED SECURITIES                                                     3,995,643
                -------------------------------------------------------------------------------  -------------
                INVESTMENT GRADE BONDS--2.4%
                -------------------------------------------------------------------------------
                BANKING--0.3%
                -------------------------------------------------------------------------------
       250,000  Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                           270,648
                -------------------------------------------------------------------------------  -------------
                CABLE TELEVISION--0.3%
                -------------------------------------------------------------------------------
       230,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                     270,393
                -------------------------------------------------------------------------------  -------------
                CHEMICALS & PLASTICS--0.3%
                -------------------------------------------------------------------------------
       250,000  (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                                 253,930
                -------------------------------------------------------------------------------  -------------
                FINANCIAL INTERMEDIARIES--0.6%
                -------------------------------------------------------------------------------
       100,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                    108,199
                -------------------------------------------------------------------------------
       150,000  DLJ, Note, 6.875%, 11/1/2005                                                           150,399
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                INVESTMENT GRADE BONDS--CONTINUED
                -------------------------------------------------------------------------------
                FINANCIAL INTERMEDIARIES--CONTINUED
                -------------------------------------------------------------------------------
$      200,000  Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                       $     235,520
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  494,118
                -------------------------------------------------------------------------------  -------------
                FOOD & DRUG RETAILERS--0.3%
                -------------------------------------------------------------------------------
       250,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                         266,478
                -------------------------------------------------------------------------------  -------------
                INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                -------------------------------------------------------------------------------
       250,000  Joy Technologies Inc., Sr. Note, 10.25%, 9/1/2003                                      276,850
                -------------------------------------------------------------------------------  -------------
                SOVEREIGN GOVERNMENT--0.3%
                -------------------------------------------------------------------------------
       250,000  Republic of Colombia, Note, 7.25%, 2/15/2003                                           248,668
                -------------------------------------------------------------------------------  -------------
                TOTAL INVESTMENT GRADE BONDS                                                         2,081,085
                -------------------------------------------------------------------------------  -------------
                HIGH YIELD BONDS--5.3%
                -------------------------------------------------------------------------------
                AUTOMOTIVE--0.2%
                -------------------------------------------------------------------------------
        50,000  (b)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                                51,875
                -------------------------------------------------------------------------------
        25,000  Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                             26,813
                -------------------------------------------------------------------------------
        50,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                52,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  131,063
                -------------------------------------------------------------------------------  -------------
                BANKING--0.0%
                -------------------------------------------------------------------------------
        25,000  (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                           26,750
                -------------------------------------------------------------------------------
        25,000  First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                  28,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   54,938
                -------------------------------------------------------------------------------  -------------
                BEVERAGE & TOBACCO--0.0%
                -------------------------------------------------------------------------------
        25,000  Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                                 23,250
                -------------------------------------------------------------------------------  -------------
                BROADCAST RADIO & TV--0.6%
                -------------------------------------------------------------------------------
        37,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                           41,255
                -------------------------------------------------------------------------------
        25,000  Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                             23,938
                -------------------------------------------------------------------------------
        50,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                   48,500
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                BROADCAST RADIO & TV--CONTINUED
                -------------------------------------------------------------------------------
$       25,000  Pegasus Media , Note, 12.50%, 7/1/2005                                           $      27,125
                -------------------------------------------------------------------------------
        50,000  SCI Television, Sr. Secd. Note, 11.00%, 6/30/2005                                       53,875
                -------------------------------------------------------------------------------
        50,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                52,625
                -------------------------------------------------------------------------------
        50,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                              50,375
                -------------------------------------------------------------------------------
        50,000  Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                             50,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  348,193
                -------------------------------------------------------------------------------  -------------
                BUSINESS EQUIPMENT & SERVICES--0.1%
                -------------------------------------------------------------------------------
        50,000  Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                          54,750
                -------------------------------------------------------------------------------
        25,000  Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                   27,875
                -------------------------------------------------------------------------------
        25,000  United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                               27,719
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  110,344
                -------------------------------------------------------------------------------  -------------
                CABLE TELEVISION--0.4%
                -------------------------------------------------------------------------------
        25,000  (b)Australis Holdings Pty , Unit, 0/15.000%, 11/1/2002                                  14,188
                -------------------------------------------------------------------------------
        50,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.950%, 7/15/2004                               43,250
                -------------------------------------------------------------------------------
        50,000  CF Cable TV Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                       58,250
                -------------------------------------------------------------------------------
        25,000  Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                             25,313
                -------------------------------------------------------------------------------
        50,000  Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                            51,750
                -------------------------------------------------------------------------------
        50,000  Comcast UK Cable, Deb., 0/11.200%, 11/15/2007                                           34,875
                -------------------------------------------------------------------------------
       100,000  (b)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                 38,500
                -------------------------------------------------------------------------------
        25,000  Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%,
                3/15/2004                                                                               19,125
                -------------------------------------------------------------------------------
       100,000  International Cabletel, Sr. Disc. Note, 0/12.750%, 4/15/2005                            72,000
                -------------------------------------------------------------------------------
        25,000  Telewest PLC, Sr. Disc. Deb., 0/11.000%, 10/1/2007                                      17,125
                -------------------------------------------------------------------------------
        25,000  Uih Australia/Pacific, Sr. Disc. Note, 0/14.000%, 5/15/2006                             13,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  387,751
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                CHEMICALS & PLASTICS--0.4%
                -------------------------------------------------------------------------------
$       25,000  Arcadian Partners LP, Sr. Note, Series B, 10.75%, 5/1/2005                       $      27,688
                -------------------------------------------------------------------------------
        50,000  (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                       51,000
                -------------------------------------------------------------------------------
        25,000  Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                 28,188
                -------------------------------------------------------------------------------
        50,000  Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                            51,625
                -------------------------------------------------------------------------------
        33,000  Polymer Group, Sr. Note, 12.250%, 7/15/2002                                             35,805
                -------------------------------------------------------------------------------
        25,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                  21,625
                -------------------------------------------------------------------------------
        50,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                              51,875
                -------------------------------------------------------------------------------
        50,000  Viridian Inc., Note, 9.75%, 4/1/2003                                                    54,743
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  322,549
                -------------------------------------------------------------------------------  -------------
                CLOTHING & TEXTILES--0.1%
                -------------------------------------------------------------------------------
        50,000  Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                              51,625
                -------------------------------------------------------------------------------  -------------
                CONSUMER PRODUCTS--0.2%
                -------------------------------------------------------------------------------
        50,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                     53,750
                -------------------------------------------------------------------------------
        50,000  (b)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                             26,125
                -------------------------------------------------------------------------------
        50,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                         49,750
                -------------------------------------------------------------------------------
        25,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                           26,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  155,750
                -------------------------------------------------------------------------------  -------------
                CONTAINER & GLASS PRODUCTS--0.1%
                -------------------------------------------------------------------------------
        50,000  Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                   52,250
                -------------------------------------------------------------------------------
        25,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                   26,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   78,625
                -------------------------------------------------------------------------------  -------------
                ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                -------------------------------------------------------------------------------
        50,000  (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                       51,313
                -------------------------------------------------------------------------------
        25,000** (a)Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                         10,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   61,563
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                ELECTRONICS--0.1%
                -------------------------------------------------------------------------------
$       50,000  Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                         $      54,438
                -------------------------------------------------------------------------------  -------------
                FOOD & DRUG RETAILERS--0.1%
                -------------------------------------------------------------------------------
        25,000  Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                             26,750
                -------------------------------------------------------------------------------
                Grand Union Co., 884 Common Shares                                                       5,083
                -------------------------------------------------------------------------------
        50,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                        51,938
                -------------------------------------------------------------------------------
        25,000  Smith's Food & Drug , Sr. Sub. Note, 11.25%, 5/15/2007                                  27,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  111,271
                -------------------------------------------------------------------------------  -------------
                FOOD PRODUCTS--0.1%
                -------------------------------------------------------------------------------
        50,000  (b)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                          51,375
                -------------------------------------------------------------------------------
        25,000  Specialty Foods, Sr. Sub. Note, 11.250%, 8/15/2003                                      21,375
                -------------------------------------------------------------------------------
        25,000  Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                   27,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  100,250
                -------------------------------------------------------------------------------  -------------
                FOREST PRODUCTS--0.3%
                -------------------------------------------------------------------------------
        25,000  Four M Corp., Sr. Note, 12.00%, 6/1/2006                                                25,813
                -------------------------------------------------------------------------------
        50,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                4/15/2005                                                                               48,750
                -------------------------------------------------------------------------------
        50,000  Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                               45,500
                -------------------------------------------------------------------------------
        50,000  Stone Container, Sr. Note, 11.50%, 10/1/2004                                            52,750
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  172,813
                -------------------------------------------------------------------------------  -------------
                HEALTHCARE--0.2%
                -------------------------------------------------------------------------------
        25,000  (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                           27,125
                -------------------------------------------------------------------------------
        50,000  (b)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                              54,250
                -------------------------------------------------------------------------------
        50,000  Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                      55,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  136,875
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                HOTELS, MOTELS, INNS & CASINOS--0.1%
                -------------------------------------------------------------------------------
$       50,000  Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                $      53,000
                -------------------------------------------------------------------------------  -------------
                INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                -------------------------------------------------------------------------------
        25,000  Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                    28,063
                -------------------------------------------------------------------------------
        50,000  (b)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                          51,500
                -------------------------------------------------------------------------------
        50,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                   52,625
                -------------------------------------------------------------------------------
        50,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                   51,500
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  183,688
                -------------------------------------------------------------------------------  -------------
                LEISURE & ENTERTAINMENT--0.2%
                -------------------------------------------------------------------------------
       100,000  Amf Group, Inc., Sr. Sub. Disc. Note, 0/12.250%, 3/15/2006                              63,750
                -------------------------------------------------------------------------------
        25,000  Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                            26,188
                -------------------------------------------------------------------------------
        50,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.250%, 6/15/2005                        46,250
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  136,188
                -------------------------------------------------------------------------------  -------------
                MACHINERY & EQUIPMENT--0.2%
                -------------------------------------------------------------------------------
        50,000  Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                        52,500
                -------------------------------------------------------------------------------
        50,000  (b)Clark Material, Sr. Note, 10.75%, 11/15/2006                                         51,375
                -------------------------------------------------------------------------------
        17,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                           19,380
                -------------------------------------------------------------------------------
        25,000  (b)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                                 26,438
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  149,693
                -------------------------------------------------------------------------------  -------------
                METALS & MINING--0.1%
                -------------------------------------------------------------------------------
        50,000  Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                       51,125
                -------------------------------------------------------------------------------  -------------
                OIL & GAS--0.3%
                -------------------------------------------------------------------------------
        50,000  (b)Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                 51,875
                -------------------------------------------------------------------------------
        50,000  Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001                                     52,500
                -------------------------------------------------------------------------------
        50,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                54,125
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  158,500
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                     VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                PRINTING & PUBLISHING--0.3%
                -------------------------------------------------------------------------------
$       50,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                   $      53,625
                -------------------------------------------------------------------------------
                K-III Communications Corp., 500 Pfd. Shares, Series D, $10.00                           47,000
                -------------------------------------------------------------------------------
        50,000  (b)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                              51,313
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  151,938
                -------------------------------------------------------------------------------  -------------
                SERVICES--0.1%
                -------------------------------------------------------------------------------
        25,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                            27,125
                -------------------------------------------------------------------------------
        50,000  (b)Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                    51,188
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   78,313
                -------------------------------------------------------------------------------  -------------
                STEEL--0.1%
                -------------------------------------------------------------------------------
        25,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                      23,375
                -------------------------------------------------------------------------------
        25,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                          23,355
                -------------------------------------------------------------------------------
        50,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                         51,750
                -------------------------------------------------------------------------------
        25,000  Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                            22,844
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  121,324
                -------------------------------------------------------------------------------  -------------
                SURFACE TRANSPORTATION--0.2%
                -------------------------------------------------------------------------------
        25,000  Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                              24,875
                -------------------------------------------------------------------------------
        50,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                   54,500
                -------------------------------------------------------------------------------
        25,000  Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                    25,125
                -------------------------------------------------------------------------------
        50,000  (b)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                  50,750
                -------------------------------------------------------------------------------
        25,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                                  26,781
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  182,031
                -------------------------------------------------------------------------------  -------------
                TELECOMMUNICATIONS & CELLULAR--0.2%
                -------------------------------------------------------------------------------
        50,000  American Communications , Sr. Disc. Note, 0/12.750%, 4/1/2006                           27,375
                -------------------------------------------------------------------------------
        50,000  Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                               29,125
                -------------------------------------------------------------------------------
       100,000  Brooks Fiber Properties, Inc. Sr. Disc. Note, 0/10.875%, 3/1/2006                       66,500
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
      OR
   FOREIGN
   CURRENCY                                                                                          VALUE
     PAR                                                                                            IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                HIGH YIELD BONDS--CONTINUED
                -------------------------------------------------------------------------------
                TELECOMMUNICATIONS & CELLULAR--CONTINUED
                -------------------------------------------------------------------------------
$       25,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                $      27,313
                -------------------------------------------------------------------------------
        50,000  Intermedia Communications, Sr. Disc. Note, 0/12.500%, 5/15/2006                         33,125
                -------------------------------------------------------------------------------
        50,000  Millicom International , Sr. Disc. Note, 13.50%, 6/1/2006                               29,625
                -------------------------------------------------------------------------------
        25,000  (a)Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                          13,750
                -------------------------------------------------------------------------------
        50,000  Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                         37,875
                -------------------------------------------------------------------------------
        25,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                        25,156
                -------------------------------------------------------------------------------
        25,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                      25,250
                -------------------------------------------------------------------------------
        50,000  Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                            34,250
                -------------------------------------------------------------------------------
        50,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                      50,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  399,719
                -------------------------------------------------------------------------------  -------------
                UTILITIES--0.2%
                -------------------------------------------------------------------------------
        50,000  California Energy Co., Sr. Disc. Note, 0/10.250%, 1/15/2004                             52,375
                -------------------------------------------------------------------------------
                El Paso Electric Co. 542, PIK Pfd. Shares, Series A, 11.40%                             59,756
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  112,131
                -------------------------------------------------------------------------------  -------------
                TOTAL HIGH YIELD BONDS                                                               4,078,948
                -------------------------------------------------------------------------------  -------------
                FOREIGN BONDS--7.5%
                -------------------------------------------------------------------------------
                AUSTRALIA DOLLAR--0.3%
                -------------------------------------------------------------------------------
        89,000  Queensland Treas Global, Local Government Guarantee, 8.00%,
                5/14/2003                                                                               76,017
                -------------------------------------------------------------------------------
        57,000  Queensland Treas Global, Local Government Guarantee, 8.00%,
                8/14/2001                                                                               48,232
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY                                                                                          VALUE
     PAR                                                                                            IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
FOREIGN BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                AUSTRALIA DOLLAR--CONTINUED
                -------------------------------------------------------------------------------
        60,000  State Bank Of New South Wales, 12.25%, 2/26/2001                                 $      57,840
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  182,089
                -------------------------------------------------------------------------------  -------------
                BELGIUM FRANC--0.2%
                -------------------------------------------------------------------------------
       514,000  Belgian Government, Bond, 6.50%, 3/31/2005                                              17,107
                -------------------------------------------------------------------------------
     4,000,000  Belgium Kingdom, 7.75%, 10/15/2004                                                     143,667
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  160,774
                -------------------------------------------------------------------------------  -------------
                CANADA DOLLAR--0.4%
                -------------------------------------------------------------------------------
       204,000  Canada Government, Deb., 6.50%, 6/1/2004                                               158,142
                -------------------------------------------------------------------------------
       155,000  Ontario Hydro, 9.00%, 6/24/2002                                                        134,257
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  292,399
                -------------------------------------------------------------------------------  -------------
                DANISH KRONE--0.5%
                -------------------------------------------------------------------------------
     1,927,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                                                356,900
                -------------------------------------------------------------------------------
       500,000  Denmark, 8.00%, 5/15/2003                                                               93,649
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  450,549
                -------------------------------------------------------------------------------  -------------
                DEUTSCHE MARK--1.4%
                -------------------------------------------------------------------------------
       150,000  Bundesobligationen, Deb., 7.25%, 10/20/1997                                            100,848
                -------------------------------------------------------------------------------
       188,000  Deutschland Republic, Deb., 6.25%, 1/4/2024                                            116,973
                -------------------------------------------------------------------------------
    20,000,000  KFW International Finance, 6.00%, 11/29/1999                                           201,053
                -------------------------------------------------------------------------------
       150,000  KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                            104,193
                -------------------------------------------------------------------------------
       600,000  KFW International Finance, 7.00%, 5/12/2000                                            124,263
                -------------------------------------------------------------------------------
       435,000  Treuhandanstalt, 7.75%, 10/1/2002                                                      320,290
                -------------------------------------------------------------------------------
       288,000  Treuhandanstalt, Foreign Government Guarantee, 6.875%,
                6/11/2003                                                                              203,384
                -------------------------------------------------------------------------------  -------------
                Total                                                                                1,171,004
                -------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY                                                                                          VALUE
     PAR                                                                                            IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
FOREIGN BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                FRENCH FRANC--0.4%
                -------------------------------------------------------------------------------
       324,000  France O.a.t., Bond, 7.25%, 4/25/2006                                            $      69,529
                -------------------------------------------------------------------------------
       187,500  France O.a.t., Bond, 7.50%, 4/25/2005                                                  259,614
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  329,143
                -------------------------------------------------------------------------------  -------------
                IRISH POUND--0.4%
                -------------------------------------------------------------------------------
        92,000  Irish Government, Bond, 6.50%, 10/18/2001                                              158,773
                -------------------------------------------------------------------------------
        92,000  Treasury, Deb., 6.25%, 4/1/1999                                                        156,375
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  315,148
                -------------------------------------------------------------------------------  -------------
                ITALIAN LIRA--0.4%
                -------------------------------------------------------------------------------
   150,000,000  Btps, Bond, 10.50%, 11/1/2000                                                          111,425
                -------------------------------------------------------------------------------
   380,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                              281,398
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  392,823
                -------------------------------------------------------------------------------  -------------
                JAPANESE YEN--0.4%
                -------------------------------------------------------------------------------
    28,000,000  Export-Import Bank Japan, 4.375%, 10/1/2003                                            279,938
                -------------------------------------------------------------------------------
    11,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                                      116,012
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  395,950
                -------------------------------------------------------------------------------  -------------
                NETHERLANDS GUILDER--0.6%
                -------------------------------------------------------------------------------
       255,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                             154,332
                -------------------------------------------------------------------------------
       130,000  Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                         85,196
                -------------------------------------------------------------------------------
       250,000  Netherlands Government, 5.75%, 1/15/2004                                               148,611
                -------------------------------------------------------------------------------
        90,000  Netherlands Government, 6.00%, 1/15/2006                                                53,657
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  441,796
                -------------------------------------------------------------------------------  -------------
                NEW ZEALAND DOLLAR--0.1%
                -------------------------------------------------------------------------------
        61,000  New Zealand Government, 8.00%, 2/15/2001                                                45,119
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY                                                                                          VALUE
     PAR                                                                                            IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
FOREIGN BONDS--CONTINUED
-----------------------------------------------------------------------------------------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
                NEW ZEALAND DOLLAR--CONTINUED
                -------------------------------------------------------------------------------
        55,000  New Zealand Government, Bond, 8.00%, 7/15/1998                                   $      39,782
                -------------------------------------------------------------------------------  -------------
                Total                                                                                   84,901
                -------------------------------------------------------------------------------  -------------
                NORWEGIAN KRONE--0.2%
                -------------------------------------------------------------------------------
       641,000  NGB 9.00%, 1/31/1999                                                                   108,664
                -------------------------------------------------------------------------------
       330,000  Norwegian Government, Bond, 7.00%, 5/31/2001                                            54,796
                -------------------------------------------------------------------------------
       247,000  Norwegian Government Foreign Government Guarantee, 5.75%,
                11/30/2004                                                                              37,804
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  201,264
                -------------------------------------------------------------------------------  -------------
                PORTUGUESE ESCUDO--0.3%
                -------------------------------------------------------------------------------
    29,250,000  Portuguese Ot's, Bond, 11.875%, 2/23/2000                                              218,574
                -------------------------------------------------------------------------------  -------------
                SPANISH PESETA--0.6%
                -------------------------------------------------------------------------------
    16,000,000  Spanish Government, 10.00%, 2/28/2005                                                  146,759
                -------------------------------------------------------------------------------
    29,000,000  Spanish Government, Bond, 8.80%, 4/30/2006                                             246,368
                -------------------------------------------------------------------------------
     3,410,000  Spanish Government, Bond, 9.40%, 4/30/1999                                              28,303
                -------------------------------------------------------------------------------
     8,540,000  Spanish Government, Deb., 10.10%, 2/28/2001                                             75,287
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  496,717
                -------------------------------------------------------------------------------  -------------
                SWEDISH KRONA--0.1%
                -------------------------------------------------------------------------------
       800,000  Sweden, 6.00%, 2/9/2005                                                                112,835
                -------------------------------------------------------------------------------  -------------
                UNITED KINGDOM POUND--1.2%
                -------------------------------------------------------------------------------
       187,000  British Gas PLC, 8.875%, 7/8/2008                                                      330,307
                -------------------------------------------------------------------------------
        38,000  U.K. Treasury, Deb., 8.50%, 12/7/2005                                                   68,778
                -------------------------------------------------------------------------------
       160,000  U.K. Conversion, 9.00%, 3/3/2000                                                       285,054
                -------------------------------------------------------------------------------
        30,000  U.K. Treasury, Bond, 8.00%, 12/7/2015                                                   52,927
                -------------------------------------------------------------------------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY
     PAR
  AMOUNT OR                                                                                          VALUE
  PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                          DOLLARS
--------------  -------------------------------------------------------------------------------  -------------
                FOREIGN BONDS--CONTINUED
                -------------------------------------------------------------------------------
        92,000  United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                  $     154,480
                -------------------------------------------------------------------------------  -------------
                Total                                                                                  891,546
                -------------------------------------------------------------------------------  -------------
                TOTAL FOREIGN BONDS                                                                  6,137,512
                -------------------------------------------------------------------------------  -------------
                TOTAL BONDS (IDENTIFIED COST $22,839,601)                                           23,596,250
                -------------------------------------------------------------------------------  -------------
CASH EQUIVALENTS--11.3%
-----------------------------------------------------------------------------------------------
                (C)REPURCHASE AGREEMENT--11.3%
                -------------------------------------------------------------------------------
$    9,145,000  BT Securities Corporation, 5.720%, dated 11/29/1996, due 12/2/1996 (AT
                AMORTIZED COST)                                                                      9,145,000
                -------------------------------------------------------------------------------  -------------
                TOTAL INVESTMENTS (IDENTIFIED COST $75,129,420)(D)                               $  81,515,771
                -------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $2,009,304 which represents 2.48% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement was through participation in a joint account with other Federated funds.


(d) The cost of investments for federal tax purposes amounts to $75,155,640. The net unrealized appreciation of investments on a federal tax basis amounts to $6,360,131 which is comprised of $7,739,574 appreciation and $1,379,443 depreciation at November 30, 1996.


Note: The categories of investments are shown as a percentage of net assets ($81,105,195) at
      November 30, 1996.

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GDR--Global Depository Receipt
LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company
FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


*MOBILEMEDIA COMMUNICATIONS


On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.


**MID-AMERICAN WASTE SYSTEMS, INC.



On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------
Investment in repurchase agreement                                                      $  9,145,000
--------------------------------------------------------------------------------------
Investments in securities                                                                 72,370,771
--------------------------------------------------------------------------------------  ------------
Total investments in securities, at value (identified cost: $75,129,420
and tax cost: $75,155,640)                                                                            $ 81,515,771
----------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost: $259)                                                 259
----------------------------------------------------------------------------------------------------
Income receivable                                                                                          556,361
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            164,898
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 139,742
----------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           20,825
----------------------------------------------------------------------------------------------------  ------------
    Total assets                                                                                        82,397,856
----------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------
Payable for investments purchased                                                       $    970,394
--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  168,474
--------------------------------------------------------------------------------------
Payable to Bank                                                                               55,061
--------------------------------------------------------------------------------------
Payable for foreign taxes withheld                                                             3,889
--------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                  591
--------------------------------------------------------------------------------------
Accrued expenses                                                                              94,252
--------------------------------------------------------------------------------------  ------------
    Total liabilities                                                                                    1,292,661
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS for 6,482,221 shares outstanding                                                           $ 81,105,195
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $ 72,046,365
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation
of assets and liabilities in foreign currency                                                            6,386,347
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions,
and futures contracts                                                                                    2,386,770
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        285,713
----------------------------------------------------------------------------------------------------  ------------
    Total Net Assets                                                                                  $ 81,105,195
----------------------------------------------------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
Institutional Shares: $49,715,145 / 3,970,973 shares outstanding                                            $12.52
----------------------------------------------------------------------------------------------------  ------------
Select Shares: $31,390,050 / 2,511,248 shares outstanding                                                   $12.50
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $31,692)                                                   $ 575,142
-----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $5,892) (net of foreign taxes withheld of $1,486)              1,749,683
-----------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                       2,324,825
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 434,558
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     155,001
------------------------------------------------------------------------------------------
Custodian fees                                                                                108,600
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       76,039
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       3,854
------------------------------------------------------------------------------------------
Auditing fees                                                                                  14,621
------------------------------------------------------------------------------------------
Legal fees                                                                                      3,942
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      75,129
------------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                      163,831
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                 90,242
------------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                        54,610
------------------------------------------------------------------------------------------
Share registration costs                                                                       44,290
------------------------------------------------------------------------------------------
Printing and postage                                                                           38,097
------------------------------------------------------------------------------------------
Insurance premiums                                                                              4,493
------------------------------------------------------------------------------------------
Taxes                                                                                           1,018
------------------------------------------------------------------------------------------
Miscellaneous                                                                                  15,391
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                          1,283,716
------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $(393,073)
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                               (54,610)
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                         (72,194)
-------------------------------------------------------------------------------  ---------
    Total waivers                                                                            (519,877)
------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                     763,839
-----------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                      1,560,986
-----------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, AND FUTURES CONTRACTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                 2,610,405
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
and liabilities in foreign currency, and futures contracts                                             3,708,316
-----------------------------------------------------------------------------------------------------  ---------
Net realized and unrealized gain on investments, foreign currency, and futures contracts               6,318,721
-----------------------------------------------------------------------------------------------------  ---------
    Change in net assets resulting from operations                                                     $7,879,707
-----------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED       YEAR ENDED
                                                                                 NOVEMBER 30,     NOVEMBER 30,
                                                                                     1996             1995
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------
Net investment income                                                            $   1,560,986    $     794,962
------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign
currency transactions, and futures contracts ($2,395,283 and $888,863,
respectively, as computed for federal tax purposes)                                  2,610,405          651,763
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments, translation of assets and liabilities in
foreign currency, and futures contracts                                              3,708,316        3,244,417
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from operations                                   7,879,707        4,691,142
------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------
Distributions from net investment income:
------------------------------------------------------------------------------
  Institutional Shares                                                              (1,071,156)        (547,698)
------------------------------------------------------------------------------
  Select Shares                                                                       (489,212)        (101,587)
------------------------------------------------------------------------------
Distributions from net realized gain on investments,
foreign currency transactions, and futures contracts
------------------------------------------------------------------------------
  Institutional Shares                                                                (600,532)         (28,086)
------------------------------------------------------------------------------
  Select Shares                                                                       (289,253)          (3,092)
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting
    from distributions to shareholders                                              (2,450,153)        (680,463)
------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------
Proceeds from sale of shares                                                        51,526,045       24,745,587
------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                 2,029,232          492,403
------------------------------------------------------------------------------
Cost of shares redeemed                                                            (15,833,126)      (8,663,934)
------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from share transactions                          37,722,151       16,574,056
------------------------------------------------------------------------------  ---------------  ---------------
         Change in net assets                                                       43,151,705       20,584,735
------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------
Beginning of period                                                                 37,953,490       17,368,755
------------------------------------------------------------------------------  ---------------  ---------------
End of period (including undistributed net investment
income of $285,713 and $342,257 respectively)                                    $  81,105,195    $  37,953,490
------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)
FEDERATED MANAGED AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment company transactions. The following reclassifications have been made to the financial statements.

             INCREASE (DECREASE)
     ACCUMULATED
    NET REALIZED          UNDISTRIBUTED NET
      GAIN/LOSS           INVESTMENT INCOME
       $57,162                ($57,162)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
     and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $532,453 on future contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts or the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.


     At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                                   UNREALIZED
                           SETTLEMENT       CONTRACTS TO        IN EXCHANGE     CONTRACTS AT      APPRECIATION
     CONTRACTS SOLD           DATE         DELIVER/RECEIVE          FOR            VALUE         (DEPRECIATION)
     New Zealand Dollar     12/3/1996          81,620             $57,461        $   58,051         ($    591)


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

SECURITY                                                         ACQUISITION DATE         ACQUISITION COST
Abraxas Petroleum Corp., Sr. Note                                   11/05/1996               $   50,000
Acer, Inc.                                                          07/19/1996                   12,975
Allied Waste, Sr. Sub. Note                                         11/25/1996                   50,000
Astor Corp., Sr. Sub. Note                                          10/02/1996                   49,750
Australis Holdings Pty, Unit                                        10/29/1996                   14,219
Bayer Corp., Deb.                                                   05/21/1996                  245,903
Blue Bird Body Co., Sr. Sub. Note                                   11/13/1996                   49,848
Bombay Suburban Electric Supply                                     02/29/1996                   24,480
Cheung Kong Infrastructure                                     07/11/1996-08/22/1996             39,925
Chilectra S.A., ADR                                                 02/28/1996                   10,856
China Resources Bejing Land                                         11/05/1996                    3,700
Clark Material, Sr. Note                                            11/22/1996                   50,000
Crompton Greaves Ltd                                           07/01/1996-07/02/1996             38,295
CS Wireless Systems, Inc., Unit                                     02/16/1996                   62,600
Dade International, Inc., Sr. Sub. Note                             04/30/1996                   25,000
Elevadores Atlas                                                    09/25/1996                   28,045
Euramax International Plc, Sr. Sub. Note                            09/18/1996               $   50,000
First Nationwide Escrow, Sr. Sub. Note                              09/13/1996                   25,625
Grupo Financiero Bancomer, S.A. de C.V. Class B                11/06/1995-01/17/1996             18,055
ICON Fitness Corp., Sr. Disc. Note                                  11/15/1996                   25,612


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

SECURITY                                                         ACQUISITION DATE         ACQUISITION COST
International Home Foods, Sr. Sub. Note                             10/29/1996                   50,000
Japan Tobacco                                                  06/17/1996-01/08/1996            121,236
Larsen & Toubro Ltd                                                 06/05/1996                   39,800
Mahindra and Mahindra                                          01/22/1996-02/02/1996             19,450
Pace Micro Technology                                               08/23/1996                   38,874
Petersen Publishing, Sr. Sub. Note                                  11/20/1996                   50,000
Prime Succession Acq., Sr. Sub. Note                                08/13/1996                   50,000
Ryder TRS, Inc., Sr. Sub. Note                                      11/20/1996                   50,000
Sakura Finance (Bermuda), Conv. Pfd.                                09/12/1996                  108,794
Shanghai Industrial Holdings LTD                                    05/23/1996                   28,522
Statia Terminals, 1st Mtg. Note                                     11/22/1996                   50,000
Steel Authority of India                                       04/22/1996-04/23/1996             25,024
Sumitomo Bank International, Conv. Bond                             06/06/1996                   27,540
Tokheim Corporation, Sr. Sub. Note                                  08/16/1996                   25,000
Westinghouse Electric Corp., PEPS, Series C                    09/27/1995-03/14/1996            285,688
NGC Corp.                                                           11/15/1996                   63,089


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                   YEAR ENDED                 YEAR ENDED
                                                               NOVEMBER 30, 1996           NOVEMBER 30, 1995
INSTITUTIONAL SHARES                                         SHARES        AMOUNT        SHARES       AMOUNT
Shares sold                                                 2,592,730  $   30,626,600   1,317,111  $  14,153,127
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                      115,076       1,330,109      39,301        411,923
---------------------------------------------------------
Shares redeemed                                              (946,450)    (11,216,939)   (744,515)    (7,759,093)
---------------------------------------------------------  ----------  --------------  ----------  -------------
     Net change resulting from
     Institutional share transactions                       1,761,356  $   20,739,770     611,897  $   6,805,957
---------------------------------------------------------  ----------  --------------  ----------  -------------

                                                                  YEAR ENDED                 YEAR ENDED
                                                               NOVEMBER 30, 1996          NOVEMBER 30, 1995
SELECT SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                 1,775,082  $  20,899,445     970,853  $  10,592,460
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                       60,465        699,123       7,409         80,480
---------------------------------------------------------
Shares redeemed                                              (389,611)    (4,616,187)    (83,687)      (904,841)
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from
     Select share transactions                              1,445,936  $  16,982,381     894,575  $   9,768,099
---------------------------------------------------------  ----------  -------------  ----------  -------------
          Net change resulting from share transactions      3,207,292  $  37,722,151   1,506,472  $  16,574,056
---------------------------------------------------------  ----------  -------------  ----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $88,333 were borne initially by Adviser.The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,835 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  79,404,582
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  44,470,061
---------------------------------------------------------------------------------------------------  -------------


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

                    INDUSTRY                          % OF NET ASSETS
Aerospace & Military Technology                                0.1%
Agency                                                         1.6
Automotive                                                     0.6
Banking                                                        2.2
Basic Industry                                                 2.8
Beverage & Tobacco                                             0.2
Broadcast Radio & TV                                           0.4
Broadcasting & Publishing                                      0.9
Building Materials & Construction                              0.4
Business & Public Services                                     0.4
Business Equipment & Services                                  0.1
Cable Television                                               0.8
Chemicals & Plastics                                           1.2
Clothing & Textiles                                            0.1
Construction & Housing                                         0.6
Consumer Durables                                              2.0
Consumer Non-Durables                                          4.1
Consumer Products                                              0.2
Container & Glass Products                                     0.1
Data Processing & Reproduction                                 0.0


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                    INDUSTRY                          % OF NET ASSETS
Ecological Services & Equipment                                0.1%
Electrical & Electronics                                       1.0
Electronics                                                    1.0
Energy--Oil & Gas                                              0.1
Energy Equipment & Services                                    0.1
Energy Minerals                                                3.5
Energy Sources                                                 0.5
Financial                                                     17.3
Financial Intermediaries                                       0.6
Financial Services                                             0.8
Food & Drug Retailers                                          0.5
Food & Household Products                                      0.6
Food Processing                                                0.1
Food Products                                                  0.1
Forest Products                                                0.2
Forest Products & Paper                                        0.4
Government Agency                                              4.9
Health & Personal Care                                         1.0
Healthcare                                                     4.7
Hotels, Motels, Inns & Casinos                                 0.1
Industrial Components                                          0.1
Industrial Products & Equipment                                0.6
Insurance                                                      0.7
Leisure & Entertainment                                        0.2
Leisure & Tourism                                              0.5
Machinery & Engineering                                        1.2
Machinery & Equipment                                          0.2
Manufacturing                                                  0.4
Merchandising                                                  0.9
Metals & Mining                                                0.1
Metals--Steel                                                  0.4
Mining                                                         0.0
Miscellaneous Materials & Commodities                          0.3
Multi-Industry                                                 0.6
Oil & Gas                                                      0.2
Pharmaceutical                                                 0.4
Printing & Publishing                                          0.2
Producer Manufacturing                                         2.4
Real Estate                                                    1.3


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                    INDUSTRY                          % OF NET ASSETS
Recreation, Other Consumer Goods                               0.8%
Retail Trade                                                   2.3
Services                                                       3.1
Sovereign Government                                           5.5
State/Provincial                                               0.2
Steel                                                          0.1
Supranational                                                  0.1
Surface Transportation                                         0.2
Tobacco                                                        0.2
Technology                                                     5.1
Telecommunications                                             0.8
Telecommunications & Cellular                                  0.5
Transportation                                                 0.9
Treasury Securities                                            9.0
Utilities                                                      4.7
Wholesale & International Trade                                0.1


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Aggressive Growth Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Aggressive Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Aggressive Growth Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997


APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Aggressive Growth Fund
                    Select Shares                                          Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global Research Corp.                        175 Water Street
                                                                           New York, NY 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



                       THIS PAGE INTENTIONALLY LEFT BLANK





                                            FEDERATED MANAGED
                                            AGGRESSIVE GROWTH FUND
                                            SELECT SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio of
                                            Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997



[LOGO] FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.
                                                     [RECYCLED LOGO]

       3122008A-SEL (1/97)
       Cusip 56166K800



FEDERATED MANAGED GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Managed Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      15

TRUST INFORMATION                                                             15
------------------------------------------------------

  Management of the Trust                                                     15
  Distribution of Institutional Shares                                        19
  Administration of the Fund                                                  19
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               21
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             21
------------------------------------------------------

  Share Purchases                                                             21
  Minimum Investment Required                                                 22
  What Shares Cost                                                            22

  Systematic Investment Program                                               22

  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               22

REDEEMING INSTITUTIONAL SHARES                                                23
------------------------------------------------------

  Through a Financial Institution                                             23
  Telephone Redemption                                                        23
  Written Requests                                                            23
  Systematic Withdrawal Program                                               24
  Accounts with Low Balances                                                  24

SHAREHOLDER INFORMATION                                                       24
------------------------------------------------------

  Voting Rights                                                               24

TAX INFORMATION                                                               25
------------------------------------------------------

  Federal Income Tax                                                          25
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       26
------------------------------------------------------

FINANCIAL HIGHLIGHTS--SELECT SHARES                                           27
------------------------------------------------------

FINANCIAL STATEMENTS                                                          28
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      80
------------------------------------------------------

APPENDIX                                                                      81
------------------------------------------------------

ADDRESSES                                                                     84
------------------------------------------------------


SUMMARY OF FUND EXPENSES


--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.55%
12b-1 Fee................................................................................................       None
Total Other Expenses.....................................................................................       0.45%
     Shareholder Services Fee (after waiver) (2)..............................................       0.05%
          Total Operating Expenses (3)...................................................................       1.00%


------------
(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.



(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 1.05% for the fiscal year ended November 30, 1996 and would have been 1.45% absent the voluntary waivers of portions of the management fee and shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $10        $32        $55        $122


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 80.

                                                                                         YEAR ENDED NOVEMBER 30,
                                                                                      1996       1995       1994(A)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   11.52  $    9.82   $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                  0.41       0.40        0.20
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                      0.97       1.70       (0.26)
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                       1.38       2.10       (0.06)
----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.44)     (0.40)      (0.12)
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                   (0.23)    --          --
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                   (0.67)     (0.40)      (0.12)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   12.23  $   11.52   $    9.82
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                        12.54%     21.79%      (0.59%)
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                               1.05%      1.00%       0.89%*
----------------------------------------------------------------------------------
  Net investment income                                                                  3.77%      4.29%       4.28%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       0.40%      0.76%       0.90%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $136,255    $68,313     $28,973
----------------------------------------------------------------------------------
  Average commission rate paid                                                        $0.0020
----------------------------------------------------------------------------------
  Portfolio turnover                                                                       95%       106%         71 %
----------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interest in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70 percent of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks and equity reserves.

The Fund will invest between 30 and 50 percent of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                              RANGE
EQUITIES                                    50-70%
Large Company Stocks                        0-70%
Utility Stocks                              0-7.5%
Small Company Stocks                        0-21%
Foreign Stocks                              0-21%
Equity Reserves                             0-15%

BONDS                                       30-50%
U.S. Treasury Securities                    0-45%
Mortgage-Backed Securities                  0-15%
Investment-Grade Corporate Bonds            0-15%
High Yield Corporate Bonds                  0-15%
Foreign Bonds                               0-15%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 70 percent of its total assets in large company stocks.

     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 21 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 21 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 15 percent of its total assets in equity reserves.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the

Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securities. The average duration of the Fund's Bond Assets will be not less than three nor more than seven years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 45 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 15 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 15 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 15 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 15 percent of its total assets in foreign bonds.


ACCEPTABLE INVESTMENTS

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.

         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;


       notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;


       notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and


       notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



       The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

       other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 21% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.
     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr.


     Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.

     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at


     Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms.

     Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.
     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE          NET ASSETS OF THE FEDERATED FUNDS
         .15%                     on the first $250 million
         .125%                    on the next $250 million
         .10%                     on the next $250 million
         .075%               on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Growth Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Growth Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston,


Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share



certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Select Shares that are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500.

Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class.


To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.


FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 80.

                                                                                         YEAR ENDED NOVEMBER 30,
                                                                                      1996       1995       1994(A)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   11.50  $    9.81   $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                  0.36       0.23        0.15
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                      0.94       1.79       (0.24)
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                       1.30       2.02       (0.09)
----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.37)     (0.33)      (0.10)
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                   (0.23)    --          --
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                   (0.60)     (0.33)      (0.10)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   12.20  $   11.50   $    9.81
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                        11.75%     20.95%      (0.90%)
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                               1.75%      1.75%       1.70%*
----------------------------------------------------------------------------------
  Net investment income                                                                  3.06%      3.48%       3.53%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       0.45%      0.76%       1.15%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $60,208    $27,358  $    2,952
----------------------------------------------------------------------------------
  Average commission rate paid                                                        $0.0020
----------------------------------------------------------------------------------
  Portfolio turnover                                                                       95%       106%         71 %
----------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--48.7%
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--25.5%
                  ----------------------------------------------------------------------------
                  BASIC INDUSTRY--1.8%
                  ----------------------------------------------------------------------------
          30,700  Allegheny Teledyne, Inc.                                                      $      717,613
                  ----------------------------------------------------------------------------
          10,100  Betz Laboratories, Inc.                                                              584,538
                  ----------------------------------------------------------------------------
           5,500  Du Pont (E.I.) de Nemours & Co.                                                      518,375
                  ----------------------------------------------------------------------------
          10,000  Great Lakes Chemical Corp.                                                           536,250
                  ----------------------------------------------------------------------------
          49,000  LTV Corporation                                                                      526,750
                  ----------------------------------------------------------------------------
          17,400  Morton International, Inc.                                                           702,525
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,586,051
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER DURABLES--1.0%
                  ----------------------------------------------------------------------------
          13,800  General Motors Corp., Class H                                                        752,100
                  ----------------------------------------------------------------------------
           7,400  General Motors Corp.                                                                 426,425
                  ----------------------------------------------------------------------------
           9,500  Martin Marietta Materials                                                            223,250
                  ----------------------------------------------------------------------------
          22,300  Rubbermaid, Inc.                                                                     535,200
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,936,975
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER NON-DURABLES--3.5%
                  ----------------------------------------------------------------------------
           9,100  Avon Products, Inc.                                                                  507,325
                  ----------------------------------------------------------------------------
           6,100  CPC International, Inc.                                                              507,825
                  ----------------------------------------------------------------------------
          10,000  Dole Food, Inc., ACES, $2.7475                                                       398,750
                  ----------------------------------------------------------------------------
           8,700  Heinz (H.J.) Co.                                                                     329,513
                  ----------------------------------------------------------------------------
          33,000  IBP, Inc.                                                                            816,750
                  ----------------------------------------------------------------------------
           6,000  Kimberly-Clark Corp.                                                                 586,500
                  ----------------------------------------------------------------------------
          13,050  Philip Morris Cos., Inc.                                                           1,345,781
                  ----------------------------------------------------------------------------
          14,500  Tambrands, Inc.                                                                      619,875
                  ----------------------------------------------------------------------------
           7,700  Unilever N.V.                                                                      1,333,063
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER NON-DURABLES--CONTINUED
                  ----------------------------------------------------------------------------
           7,600  V.F. Corp.                                                                    $      515,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,961,232
                  ----------------------------------------------------------------------------  --------------
                  ENERGY MINERALS--3.0%
                  ----------------------------------------------------------------------------
          15,100  Baker Hughes, Inc.                                                                   553,038
                  ----------------------------------------------------------------------------
          12,300  Chevron Corp.                                                                        824,100
                  ----------------------------------------------------------------------------
           7,700  Exxon Corp.                                                                          728,613
                  ----------------------------------------------------------------------------
          22,400  Occidental Petroleum Corp.                                                           537,600
                  ----------------------------------------------------------------------------
           2,800  Royal Dutch Petroleum Co.                                                            475,650
                  ----------------------------------------------------------------------------
           8,600  Texaco, Inc.                                                                         852,475
                  ----------------------------------------------------------------------------
          31,000  USX-Marathon Group                                                                   709,125
                  ----------------------------------------------------------------------------
          22,381  Union Pacific Resources Group, Inc.                                                  668,632
                  ----------------------------------------------------------------------------
           7,500  (a)Western Atlas, Inc.                                                               528,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              5,877,983
                  ----------------------------------------------------------------------------  --------------
                  FINANCE--3.8%
                  ----------------------------------------------------------------------------
          13,913  Allstate Corp.                                                                       838,258
                  ----------------------------------------------------------------------------
           8,300  CIGNA Corp.                                                                        1,173,413
                  ----------------------------------------------------------------------------
           8,500  Chase Manhattan Corp.                                                                803,250
                  ----------------------------------------------------------------------------
           5,500  Citicorp                                                                             600,875
                  ----------------------------------------------------------------------------
           7,200  Dean Witter, Discover & Co.                                                          492,300
                  ----------------------------------------------------------------------------
          21,300  Federal National Mortgage Association                                                878,625
                  ----------------------------------------------------------------------------
           9,500  Marsh & McLennan Cos., Inc.                                                        1,077,063
                  ----------------------------------------------------------------------------
          11,500  National City Corp.                                                                  533,313
                  ----------------------------------------------------------------------------
          10,100  Providian Corp.                                                                      540,350
                  ----------------------------------------------------------------------------
          12,333  Travelers Group, Inc.                                                                555,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              7,492,447
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  HEALTH CARE--3.0%
                  ----------------------------------------------------------------------------
          13,500  Abbott Laboratories                                                           $      752,625
                  ----------------------------------------------------------------------------
          11,900  (a)American Home Products Corp.                                                      764,575
                  ----------------------------------------------------------------------------
          17,000  Bard (C.R.), Inc.                                                                    476,000
                  ----------------------------------------------------------------------------
          24,800  (a)Biomet, Inc.                                                                      409,200
                  ----------------------------------------------------------------------------
           8,200  Bristol-Myers Squibb Co.                                                             932,750
                  ----------------------------------------------------------------------------
          11,700  Columbia/HCA Healthcare Corp.                                                        468,000
                  ----------------------------------------------------------------------------
          30,700  (a)Healthsource, Inc.                                                                345,375
                  ----------------------------------------------------------------------------
           6,900  Merck & Co., Inc.                                                                    572,700
                  ----------------------------------------------------------------------------
           7,200  Smithkline Beecham, ADR                                                              495,900
                  ----------------------------------------------------------------------------
          13,200  United Healthcare Corp.                                                              569,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              5,786,375
                  ----------------------------------------------------------------------------  --------------
                  PRODUCER MANUFACTURING--1.9%
                  ----------------------------------------------------------------------------
           6,500  (a)FMC Corp.                                                                         502,125
                  ----------------------------------------------------------------------------
           6,700  General Electric Co.                                                                 696,800
                  ----------------------------------------------------------------------------
           8,300  Loews Corp.                                                                          769,825
                  ----------------------------------------------------------------------------
           9,700  Textron, Inc.                                                                        925,138
                  ----------------------------------------------------------------------------
          45,000  (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                769,230
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,663,118
                  ----------------------------------------------------------------------------  --------------
                  RETAIL TRADE--1.2%
                  ----------------------------------------------------------------------------
          17,100  Dayton-Hudson Corp.                                                                  664,763
                  ----------------------------------------------------------------------------
          17,000  Sears, Roebuck & Co.                                                                 845,750
                  ----------------------------------------------------------------------------
          35,300  Wal-Mart Stores, Inc.                                                                900,150
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,410,663
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--1.0%
                  ----------------------------------------------------------------------------
          18,500  Block (H&R), Inc.                                                                    541,125
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  SERVICES--CONTINUED
                  ----------------------------------------------------------------------------
          28,000  Browning-Ferris Industries, Inc.                                              $      752,500
                  ----------------------------------------------------------------------------
           8,100  Gannett Co., Inc.                                                                    635,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,929,475
                  ----------------------------------------------------------------------------  --------------
                  TECHNOLOGY--2.1%
                  ----------------------------------------------------------------------------
          18,000  (a)Analog Devices, Inc.                                                              578,250
                  ----------------------------------------------------------------------------
          15,800  Electronic Data Systems Corp.                                                        764,325
                  ----------------------------------------------------------------------------
           5,500  Intel Corp.                                                                          697,813
                  ----------------------------------------------------------------------------
           1,900  International Business Machines Corp.                                                302,813
                  ----------------------------------------------------------------------------
           4,102  Lockheed Martin Corp.                                                                371,744
                  ----------------------------------------------------------------------------
           4,634  Lucent Technologies, Inc.                                                            237,493
                  ----------------------------------------------------------------------------
           8,400  Raytheon Co.                                                                         429,450
                  ----------------------------------------------------------------------------
          11,100  (a)Rockwell International Corp.                                                      713,175
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              4,095,063
                  ----------------------------------------------------------------------------  --------------
                  TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
          14,000  (a)KLM Royal Dutch Airlines                                                          365,750
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--3.0%
                  ----------------------------------------------------------------------------
          14,300  AT&T Corp.                                                                           561,275
                  ----------------------------------------------------------------------------
          14,600  CMS Energy Corp.                                                                     474,500
                  ----------------------------------------------------------------------------
           9,900  (a)Columbia Gas System, Inc.                                                         639,788
                  ----------------------------------------------------------------------------
          15,000  Enron Corp.                                                                          686,250
                  ----------------------------------------------------------------------------
          10,000  FPL Group, Inc.                                                                      461,250
                  ----------------------------------------------------------------------------
          17,700  GTE Corp.                                                                            794,288
                  ----------------------------------------------------------------------------
          37,600  MCI Communications Corp.                                                           1,146,800
                  ----------------------------------------------------------------------------
          19,900  Pacific Gas & Electric Co.                                                           480,088
                  ----------------------------------------------------------------------------
          17,600  Southern Co.                                                                         391,600
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  UTILITIES--CONTINUED
                  ----------------------------------------------------------------------------
          17,000  TECO Energy, Inc.                                                             $      414,375
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,050,214
                  ----------------------------------------------------------------------------  --------------
                  TOTAL LARGE-COMPANY                                                               50,155,346
                  ----------------------------------------------------------------------------  --------------
                  SMALL-COMPANY--7.7%
                  ----------------------------------------------------------------------------
                  BASIC INDUSTRY--0.5%
                  ----------------------------------------------------------------------------
          10,500  (a)Chirex, Inc.                                                                      112,875
                  ----------------------------------------------------------------------------
           3,500  Donaldson Company, Inc.                                                              106,750
                  ----------------------------------------------------------------------------
           5,200  (a)Fibreboard Corp.                                                                  180,050
                  ----------------------------------------------------------------------------
           7,900  (a)Royal Plastics Group Ltd.                                                         142,200
                  ----------------------------------------------------------------------------
          12,200  Spartech Corp.                                                                       129,625
                  ----------------------------------------------------------------------------
          11,500  (a)Synthetech, Inc.                                                                   94,875
                  ----------------------------------------------------------------------------
           2,000  Texas Industries, Inc.                                                               113,750
                  ----------------------------------------------------------------------------
           4,100  (a)Titanium Metals Corp.                                                             137,350
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,017,475
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER DURABLES--0.6%
                  ----------------------------------------------------------------------------
           7,800  Action Performance Companies, Inc.                                                   133,575
                  ----------------------------------------------------------------------------
           2,100  Carlisle Cos., Inc.                                                                  120,750
                  ----------------------------------------------------------------------------
           5,875  Cavalier Homes, Inc.                                                                  66,094
                  ----------------------------------------------------------------------------
           6,800  (a)Champion Enterprises, Inc.                                                        141,950
                  ----------------------------------------------------------------------------
           4,900  Coachmen Industries, Inc.                                                            124,950
                  ----------------------------------------------------------------------------
           6,900  (a)Equity Marketing, Inc.                                                            158,700
                  ----------------------------------------------------------------------------
           3,300  (a)K2, Inc.                                                                           85,800
                  ----------------------------------------------------------------------------
           4,400  Lewis Galoob Toys, Inc.                                                              128,150
                  ----------------------------------------------------------------------------
           6,000  Norwood Promotional Products                                                          96,750
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER DURABLES--CONTINUED
                  ----------------------------------------------------------------------------
           2,500  Wynns International, Inc.                                                     $       72,813
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,129,532
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER NON-DURABLES--0.3%
                  ----------------------------------------------------------------------------
           6,600  (a)Helen of Troy Ltd.                                                                141,900
                  ----------------------------------------------------------------------------
           9,500  (a)Morningstar Group, Inc.                                                           163,875
                  ----------------------------------------------------------------------------
           2,700  (a)Mossimo, Inc.                                                                      40,838
                  ----------------------------------------------------------------------------
           2,900  Natures Sunshine Products, Inc.                                                       58,725
                  ----------------------------------------------------------------------------
           7,700  (a)Sport-Haley Inc.                                                                  113,575
                  ----------------------------------------------------------------------------
           4,200  Worthington Foods, Inc.                                                              107,100
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                626,013
                  ----------------------------------------------------------------------------  --------------
                  ENERGY MINERALS--0.3%
                  ----------------------------------------------------------------------------
           4,200  (a)Belden & Blake Corp.                                                              106,050
                  ----------------------------------------------------------------------------
           2,100  (a)Cliffs Drilling Co.                                                               109,200
                  ----------------------------------------------------------------------------
           2,200  (a)Energy Ventures, Inc.                                                             108,075
                  ----------------------------------------------------------------------------
           7,700  (a)Key Production Co.                                                                 97,213
                  ----------------------------------------------------------------------------
           6,500  Lomak Petroleum, Inc.                                                                106,438
                  ----------------------------------------------------------------------------
           5,700  (a)Pool Energy Services Co.                                                           84,075
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                611,051
                  ----------------------------------------------------------------------------  --------------
                  FINANCE--1.2%
                  ----------------------------------------------------------------------------
           8,900  (a)ACC Consumer Finance Corp.                                                         81,213
                  ----------------------------------------------------------------------------
           3,300  Aames Financial Corp                                                                 141,488
                  ----------------------------------------------------------------------------
           1,900  CMAC Investment Corp.                                                                144,875
                  ----------------------------------------------------------------------------
           3,100  Capital Re Corp.                                                                     118,963
                  ----------------------------------------------------------------------------
          10,000  Commonwealth Bancorp                                                                 145,000
                  ----------------------------------------------------------------------------
          10,900  (a)Consumer Portfolio Services                                                       140,338
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  FINANCE--CONTINUED
                  ----------------------------------------------------------------------------
           4,300  (a)Delphi Financial Group, Inc., Class A                                      $      121,475
                  ----------------------------------------------------------------------------
           3,300  (a)Delta Financial Corp.                                                              75,488
                  ----------------------------------------------------------------------------
           3,600  Donegal Group, Inc.                                                                   69,750
                  ----------------------------------------------------------------------------
           4,900  (a)Electro Rent Corp.                                                                117,600
                  ----------------------------------------------------------------------------
           6,100  (a)Everen Capital Corp.                                                              137,250
                  ----------------------------------------------------------------------------
           4,200  Executive Risk, Inc.                                                                 168,000
                  ----------------------------------------------------------------------------
           4,100  (a)First Merchants Acceptance Corp.                                                   86,100
                  ----------------------------------------------------------------------------
           3,200  Frontier Insurance Group, Inc.                                                       122,400
                  ----------------------------------------------------------------------------
           2,400  (a)Insignia Financial Group, Inc., Class A                                            54,600
                  ----------------------------------------------------------------------------
           1,100  (a)Markel Corp.                                                                       93,500
                  ----------------------------------------------------------------------------
           4,200  Penn-America Group, Inc.                                                              66,675
                  ----------------------------------------------------------------------------
           7,500  (a)Southern Pacific Funding                                                          238,125
                  ----------------------------------------------------------------------------
           3,400  (a)UICI                                                                               95,200
                  ----------------------------------------------------------------------------
           4,500  Vesta Insurance Group, Inc.                                                          145,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,363,165
                  ----------------------------------------------------------------------------  --------------
                  HEALTH CARE--0.8%
                  ----------------------------------------------------------------------------
           5,200  (a)American HomePatient, Inc.                                                        120,250
                  ----------------------------------------------------------------------------
           3,480  (a)Bio Rad Laboratories, Inc., Class A                                               103,965
                  ----------------------------------------------------------------------------
           9,000  (a)Biosource International, Inc.                                                      63,563
                  ----------------------------------------------------------------------------
           4,300  Chad Therapeutics Inc.                                                                67,725
                  ----------------------------------------------------------------------------
           5,700  (a)Curative Technologies, Inc.                                                       148,200
                  ----------------------------------------------------------------------------
          13,500  (a)Diagnostic Health Services, Inc.                                                   94,500
                  ----------------------------------------------------------------------------
           3,500  (a)Geltex Pharmaceuticals, Inc.                                                       62,563
                  ----------------------------------------------------------------------------
           4,300  (a)Genesis Health Ventures, Inc.                                                     119,863
                  ----------------------------------------------------------------------------
           1,600  (a)Medicis Pharmaceutical Corp., Class A                                              70,200
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  HEALTH CARE--CONTINUED
                  ----------------------------------------------------------------------------
           8,200  (a)OrthoLogic Corp.                                                           $       50,225
                  ----------------------------------------------------------------------------
          10,000  (a)Physician Computer Network, Inc.                                                   82,500
                  ----------------------------------------------------------------------------
           9,000  (a)Prime Medical Services                                                            104,625
                  ----------------------------------------------------------------------------
           7,900  (a)Rotech Medical Corp.                                                              134,300
                  ----------------------------------------------------------------------------
           2,100  (a)Safeskin Corp.                                                                    108,675
                  ----------------------------------------------------------------------------
           3,500  (a)Sierra Health Services, Inc.                                                       86,188
                  ----------------------------------------------------------------------------
           3,800  (a)Universal Health Services, Inc., Class B                                          107,350
                  ----------------------------------------------------------------------------
           4,900  (a)UroCor, Inc.                                                                       47,163
                  ----------------------------------------------------------------------------
           6,000  (a)Veterinary Centers of America                                                      63,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,635,605
                  ----------------------------------------------------------------------------  --------------
                  PRODUCER MANUFACTURING--0.3%
                  ----------------------------------------------------------------------------
           2,900  (a)Cable Design Technologies, Class A                                                 84,825
                  ----------------------------------------------------------------------------
           5,400  (a)Maverick Tube Corp.                                                                85,725
                  ----------------------------------------------------------------------------
           3,020  (a)NCI Building System, Inc.                                                          86,825
                  ----------------------------------------------------------------------------
           3,100  (a)Reliance Steel & Aluminum Co.                                                     116,250
                  ----------------------------------------------------------------------------
           3,400  (a)Sinter Metals, Inc.                                                                85,000
                  ----------------------------------------------------------------------------
           4,500  (a)US Office Products Co.                                                            139,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                598,125
                  ----------------------------------------------------------------------------  --------------
                  RETAIL TRADE--0.6%
                  ----------------------------------------------------------------------------
           7,000  (a)Amrion, Inc.                                                                      160,125
                  ----------------------------------------------------------------------------
           3,020  (a)MSC Industrial Direct Co.                                                         112,873
                  ----------------------------------------------------------------------------
           6,500  (a)Microage, Inc.                                                                    147,063
                  ----------------------------------------------------------------------------
           5,100  (a)Pacific Sunwear of California                                                     137,700
                  ----------------------------------------------------------------------------
           8,400  (a)Paul Harris Stores, Inc.                                                          153,300
                  ----------------------------------------------------------------------------
           5,000  (a)Pomeroy Computer Resources                                                        136,875
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  RETAIL TRADE--CONTINUED
                  ----------------------------------------------------------------------------
           3,300  (a)Regis Corp. Minnesota                                                      $       82,500
                  ----------------------------------------------------------------------------
           4,200  Riser Foods, Inc.                                                                    128,100
                  ----------------------------------------------------------------------------
           3,900  (a)Stein Mart, Inc.                                                                   74,588
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,133,124
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--1.1%
                  ----------------------------------------------------------------------------
           7,100  (a)ATC Communications, Inc.                                                          109,163
                  ----------------------------------------------------------------------------
           2,400  American List Corp.                                                                   70,800
                  ----------------------------------------------------------------------------
           4,000  (a)BARRA, Inc.                                                                       104,000
                  ----------------------------------------------------------------------------
           4,200  (a)CDI Corp.                                                                         122,325
                  ----------------------------------------------------------------------------
           1,700  (a)Caribiner International, Inc.                                                      75,013
                  ----------------------------------------------------------------------------
           2,200  (a)Catalina Marketing Corp.                                                          112,200
                  ----------------------------------------------------------------------------
           4,800  (a)Consolidated Graphics, Inc.                                                       218,400
                  ----------------------------------------------------------------------------
           7,400  Employee Solutions, Inc.                                                             136,900
                  ----------------------------------------------------------------------------
           7,100  FactSet Research Systems                                                             166,850
                  ----------------------------------------------------------------------------
           2,000  HA-LO Industries, Inc.                                                                77,000
                  ----------------------------------------------------------------------------
           6,700  (a)National Education Corp.                                                           94,638
                  ----------------------------------------------------------------------------
           3,500  (a)Newpark Resources, Inc.                                                           122,500
                  ----------------------------------------------------------------------------
           4,500  (a)Personnel Group of America, Inc.                                                  101,813
                  ----------------------------------------------------------------------------
           3,000  (a)Premier Parks, Inc.                                                                96,375
                  ----------------------------------------------------------------------------
           7,300  (a)Prepaid Legal Services, Inc.                                                      101,288
                  ----------------------------------------------------------------------------
           6,500  (a)Prime Hospitality Corp.                                                           108,063
                  ----------------------------------------------------------------------------
           4,650  (a)Right Management Consultants                                                       90,094
                  ----------------------------------------------------------------------------
           1,500  (a)Univision Communications, Inc., Class A                                            59,625
                  ----------------------------------------------------------------------------
           1,500  (a)Volt Information Science, Inc.                                                     52,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,019,547
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  TECHNOLOGY--1.6%
                  ----------------------------------------------------------------------------
           9,200  (a)Alphanet Solutions, Inc.                                                   $      112,700
                  ----------------------------------------------------------------------------
          12,600  (a)Award Software International, Inc.                                                113,400
                  ----------------------------------------------------------------------------
           3,400  (a)Burr Brown Corp.                                                                   88,400
                  ----------------------------------------------------------------------------
           1,900  (a)Claremont Technology Group                                                         46,550
                  ----------------------------------------------------------------------------
           7,300  (a)Cognex Corp.                                                                      144,175
                  ----------------------------------------------------------------------------
           3,800  Computer Task Group, Inc.                                                            159,125
                  ----------------------------------------------------------------------------
           6,800  (a)Digital Systems Int., Inc.                                                        104,550
                  ----------------------------------------------------------------------------
           4,000  (a)Ducommun, Inc.                                                                     88,500
                  ----------------------------------------------------------------------------
           2,400  (a)Dupont Photomasks, Inc.                                                            99,600
                  ----------------------------------------------------------------------------
           7,700  (a)EIS International, Inc.                                                            67,375
                  ----------------------------------------------------------------------------
           7,000  (a)ESS Technology, Inc.                                                              138,250
                  ----------------------------------------------------------------------------
           4,900  (a)Elexsys International, Inc.                                                        81,463
                  ----------------------------------------------------------------------------
           8,000  (a)Firearms Training Systems, Inc.                                                   110,500
                  ----------------------------------------------------------------------------
           2,800  (a)IA Corporation I                                                                   15,750
                  ----------------------------------------------------------------------------
           5,900  (a)II-VI, Inc.                                                                       155,613
                  ----------------------------------------------------------------------------
           5,500  Innovex, Inc.                                                                        223,438
                  ----------------------------------------------------------------------------
           4,500  (a)Integrated Measurement Systems, Inc                                                79,875
                  ----------------------------------------------------------------------------
           5,800  (a)Intervoice, Inc.                                                                   73,225
                  ----------------------------------------------------------------------------
           3,400  (a)Perceptron, Inc.                                                                  117,725
                  ----------------------------------------------------------------------------
           5,000  (a)Photronic Labs, Inc.                                                              157,500
                  ----------------------------------------------------------------------------
           9,500  (a)Raster Graphics Inc.                                                               99,750
                  ----------------------------------------------------------------------------
           5,600  (a)Sandisk Corp.                                                                      77,000
                  ----------------------------------------------------------------------------
           9,500  (a)StorMedia, Inc.                                                                   121,125
                  ----------------------------------------------------------------------------
           5,500  (a)Stratasys, Inc.                                                                    91,438
                  ----------------------------------------------------------------------------
           2,500  (a)Supertex, Inc.                                                                     47,500
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  ----------------------------------------------------------------------------
           3,700  (a)Tollgrade Communications, Inc.                                             $       89,725
                  ----------------------------------------------------------------------------
           4,100  (a)Tracor, Inc.                                                                       90,200
                  ----------------------------------------------------------------------------
           4,500  (a)Trident International, Inc.                                                        88,875
                  ----------------------------------------------------------------------------
           6,600  (a)Trusted Information Systems                                                        79,200
                  ----------------------------------------------------------------------------
           3,400  (a)USCS International, Inc.                                                           56,950
                  ----------------------------------------------------------------------------
           6,000  (a)Voxware, Inc.                                                                      46,500
                  ----------------------------------------------------------------------------
           2,400  Wyle Labs                                                                             86,400
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,152,377
                  ----------------------------------------------------------------------------  --------------
                  TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
           3,200  Airlines Express International Corp.                                                 104,600
                  ----------------------------------------------------------------------------
           2,100  (a)Alaska Air Group, Inc.                                                             50,663
                  ----------------------------------------------------------------------------
           2,000  Expeditors International Washington, Inc.                                             89,000
                  ----------------------------------------------------------------------------
           4,400  USFreightways Corp.                                                                  114,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                358,388
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--0.2%
                  ----------------------------------------------------------------------------
           3,000  (a)Atlantic Telephone Network, Inc.                                                   56,625
                  ----------------------------------------------------------------------------
           1,200  (a)Columbia Gas System, Inc.                                                          77,550
                  ----------------------------------------------------------------------------
           2,700  Leviathan Gas Pipe Line, Inc.                                                        122,850
                  ----------------------------------------------------------------------------
           4,200  (b)NGC Corp.                                                                          91,350
                  ----------------------------------------------------------------------------
           3,000  TNP Enterprises, Inc.                                                                 76,500
                  ----------------------------------------------------------------------------
           3,300  Trescomm International, Inc.                                                          34,238
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                459,113
                  ----------------------------------------------------------------------------  --------------
                  TOTAL SMALL-COMPANY                                                               15,103,515
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  UTILITY STOCKS--2.7%
                  ----------------------------------------------------------------------------
                  ELECTRIC UTILITIES: CENTRAL--0.7%
                  ----------------------------------------------------------------------------
           8,300  CMS Energy Corp.                                                              $      269,750
                  ----------------------------------------------------------------------------
           8,239  Cinergy Corp.                                                                        276,007
                  ----------------------------------------------------------------------------
          11,000  DPL, Inc.                                                                            268,125
                  ----------------------------------------------------------------------------
           9,600  Illinova Corp.                                                                       254,400
                  ----------------------------------------------------------------------------
           7,100  NIPSCO Industries, Inc.                                                              275,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,343,407
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: EAST--0.4%
                  ----------------------------------------------------------------------------
           8,950  DQE, Inc.                                                                            264,025
                  ----------------------------------------------------------------------------
           8,200  GPU, Inc.                                                                            275,725
                  ----------------------------------------------------------------------------
          10,500  Peco Energy Co.                                                                      267,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                807,500
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: SOUTH--0.7%
                  ----------------------------------------------------------------------------
           5,500  Duke Power Co.                                                                       255,063
                  ----------------------------------------------------------------------------
           5,900  FPL Group, Inc.                                                                      272,138
                  ----------------------------------------------------------------------------
          11,500  Southern Co.                                                                         255,875
                  ----------------------------------------------------------------------------
          10,700  TECO Energy, Inc.                                                                    260,813
                  ----------------------------------------------------------------------------
           6,400  Texas Utilities Co.                                                                  252,800
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,296,689
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: WEST--0.3%
                  ----------------------------------------------------------------------------
          12,400  Pacificorp                                                                           260,400
                  ----------------------------------------------------------------------------
           8,600  Pinnacle West Capital Corp.                                                          267,675
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                528,075
                  ----------------------------------------------------------------------------  --------------
                  NATURAL GAS DISTRIBUTION--0.2%
                  ----------------------------------------------------------------------------
           8,700  MCN Corp.                                                                            250,125
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  UTILITY STOCKS--CONTINUED
                  ----------------------------------------------------------------------------
                  NATURAL GAS DISTRIBUTION--CONTINUED
                  ----------------------------------------------------------------------------
           7,800  Pacific Enterprises                                                           $      238,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                489,000
                  ----------------------------------------------------------------------------  --------------
                  OIL/GAS TRANSMISSION--0.4%
                  ----------------------------------------------------------------------------
           5,700  Enron Corp.                                                                          260,775
                  ----------------------------------------------------------------------------
           6,800  Panenergy Corp.                                                                      299,200
                  ----------------------------------------------------------------------------
           4,700  Williams Companies, Inc.                                                             263,788
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                823,763
                  ----------------------------------------------------------------------------  --------------
                  TOTAL UTILITY STOCKS                                                               5,288,434
                  ----------------------------------------------------------------------------  --------------
                  FOREIGN EQUITY--12.8%
                  ----------------------------------------------------------------------------
                  ARGENTINA--0.1%
                  ----------------------------------------------------------------------------
           1,705  Banco Frances del Rio de la Plata S.A., ADR                                           51,576
                  ----------------------------------------------------------------------------
           7,237  Compania Naviera Perez Companc S.A., Class B                                          49,521
                  ----------------------------------------------------------------------------
           1,405  (a)IRSA Inversiones y Representaciones S.A., GDR                                      43,555
                  ----------------------------------------------------------------------------
           1,800  YPF Sociedad Anonima, ADR                                                             41,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                186,502
                  ----------------------------------------------------------------------------  --------------
                  AUSTRALIA--0.4%
                  ----------------------------------------------------------------------------
          21,000  (a)Aristocrat Leisure Ltd.                                                            59,482
                  ----------------------------------------------------------------------------
          10,500  (b)Commonwealth Installment                                                           66,319
                  ----------------------------------------------------------------------------
          12,400  Lend Lease Corp., Ltd.                                                               230,116
                  ----------------------------------------------------------------------------
          31,000  News Corp., Ltd.                                                                     165,017
                  ----------------------------------------------------------------------------
          25,000  Woodside Petroleum Ltd.                                                              175,606
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                696,540
                  ----------------------------------------------------------------------------  --------------
                  AUSTRIA--0.0%
                  ----------------------------------------------------------------------------
             370  Vae Eisenbahnsysteme AG                                                               34,191
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  BELGIUM--0.1%
                  ----------------------------------------------------------------------------
           2,000  Delhaize-Le Lion                                                              $      117,387
                  ----------------------------------------------------------------------------  --------------
                  BRAZIL--0.3%
                  ----------------------------------------------------------------------------
       5,460,000  Banco Bradesco S.A., Preference                                                       39,906
                  ----------------------------------------------------------------------------
         113,000  Banco Itau S.A., Preference                                                           44,303
                  ----------------------------------------------------------------------------
         210,000  Centrais Eletricas Brasileiras, Preference, Series B                                  68,916
                  ----------------------------------------------------------------------------
           6,200  (a)Cofap-Cia Fab Peca, Preference                                                     50,716
                  ----------------------------------------------------------------------------
       1,523,000  Companhia Energetica de Minas Gerais, Preference                                      49,095
                  ----------------------------------------------------------------------------
          20,000  (a)Cosipa Pnb                                                                         18,199
                  ----------------------------------------------------------------------------
           4,100  (a)(b)Elevadores Atlas                                                                44,056
                  ----------------------------------------------------------------------------
         156,000  (a)Light Participacoes S.A.                                                           29,312
                  ----------------------------------------------------------------------------
       1,157,000  Lojas Renner S.A., Preference                                                         57,122
                  ----------------------------------------------------------------------------
         340,000  (a)Petroleo Brasileiro S.A., Preference                                               46,738
                  ----------------------------------------------------------------------------
             865  Telecomunicacoes Brasileras, ADR                                                      65,524
                  ----------------------------------------------------------------------------
         235,000  (a)Telecomunicacoes de Sao Paulo S.A., Preference                                     41,631
                  ----------------------------------------------------------------------------
      17,784,000  (a)Usinas Siderurgicas de Minas Gerais, Pfd.                                          17,732
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                573,250
                  ----------------------------------------------------------------------------  --------------
                  CHILE--0.0%
                  ----------------------------------------------------------------------------
             900  (a)Banco BHIF, ADR                                                                    15,188
                  ----------------------------------------------------------------------------
             600  (a)Banco de A. Edwards, ADR                                                           11,100
                  ----------------------------------------------------------------------------
             300  (a)(b)Chilectra S.A., ADR                                                             16,500
                  ----------------------------------------------------------------------------
             200  Compania Telecomunicacion Chile, ADR                                                  19,025
                  ----------------------------------------------------------------------------
             600  (a)Santa Isabel S.A., ADR                                                             15,075
                  ----------------------------------------------------------------------------
             300  Sociedad Quimica Y Minera De Chile, ADR                                               15,600
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                 92,488
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  COLOMBIA--0.0%
                  ----------------------------------------------------------------------------
           1,400  Banco Ganadero S.A., ADR                                                      $       34,650
                  ----------------------------------------------------------------------------
           1,500  Banco Industrial Colombiano, ADR                                                      24,188
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                 58,838
                  ----------------------------------------------------------------------------  --------------
                  FRANCE--0.9%
                  ----------------------------------------------------------------------------
           2,100  AXA                                                                                  126,190
                  ----------------------------------------------------------------------------
             765  Accor S.A.                                                                            98,118
                  ----------------------------------------------------------------------------
           1,820  Casino Ord                                                                            82,398
                  ----------------------------------------------------------------------------
           1,556  Compagnie Financiere de Paribas, Class A                                             106,905
                  ----------------------------------------------------------------------------
             710  Compagnie de Saint Gobain                                                            102,073
                  ----------------------------------------------------------------------------
           2,447  Credit Commerical De France                                                          118,514
                  ----------------------------------------------------------------------------
           1,240  Credit Local de France                                                               112,255
                  ----------------------------------------------------------------------------
             800  Groupe Danon BSN S.A.                                                                117,769
                  ----------------------------------------------------------------------------
             850  Havas S.A.                                                                            60,205
                  ----------------------------------------------------------------------------
             600  LVMH (Moet-Hennessy)                                                                 152,073
                  ----------------------------------------------------------------------------
           1,810  Lafarge-Coppee                                                                       114,342
                  ----------------------------------------------------------------------------
           1,162  Lyonnaise des Eaux S.A.                                                              110,599
                  ----------------------------------------------------------------------------
           1,010  Peugeot S.A.                                                                         124,128
                  ----------------------------------------------------------------------------
           1,100  Rhone-Poulenc Rorer, Inc.                                                             81,813
                  ----------------------------------------------------------------------------
           2,648  Schneider S.A.                                                                       125,967
                  ----------------------------------------------------------------------------
           1,600  Total S.A.                                                                           127,938
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,761,287
                  ----------------------------------------------------------------------------  --------------
                  GERMANY, FEDERAL REPUBLIC OF--0.9%
                  ----------------------------------------------------------------------------
           4,000  BASF AG                                                                              147,949
                  ----------------------------------------------------------------------------
           3,040  Bayer AG                                                                             122,323
                  ----------------------------------------------------------------------------
           3,550  (a)Commerzbank AG, Frankfurt                                                          87,244
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  GERMANY, FEDERAL REPUBLIC OF--CONTINUED
                  ----------------------------------------------------------------------------
           4,000  (a)Daimler Benz AG                                                            $      261,231
                  ----------------------------------------------------------------------------
           2,230  Deutsche Bank, AG                                                                    106,273
                  ----------------------------------------------------------------------------
           3,800  Dresdner Bank AG, Frankfurt                                                          112,782
                  ----------------------------------------------------------------------------
             270  Gea AG, Vorzugsaktien                                                                 80,925
                  ----------------------------------------------------------------------------
             275  (a)Henkel KGAA                                                                        13,409
                  ----------------------------------------------------------------------------
           1,475  Henkel KGAA, Pfd.                                                                     73,458
                  ----------------------------------------------------------------------------
             105  Linde AG                                                                              63,760
                  ----------------------------------------------------------------------------
             285  Mannesmann AG                                                                        118,866
                  ----------------------------------------------------------------------------
           2,300  RWE AG                                                                               101,684
                  ----------------------------------------------------------------------------
           6,200  (a)Rofin-Sinar Technologies, Inc.                                                     79,825
                  ----------------------------------------------------------------------------
           1,400  Schering Ag                                                                          114,960
                  ----------------------------------------------------------------------------
           1,550  Schwarz Pharma                                                                       115,386
                  ----------------------------------------------------------------------------
           2,000  Siemens AG                                                                            96,353
                  ----------------------------------------------------------------------------
           1,780  Veba AG                                                                              104,097
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,800,525
                  ----------------------------------------------------------------------------  --------------
                  HONG KONG--0.8%
                  ----------------------------------------------------------------------------
         220,000  Aeon Credit Service                                                                   73,978
                  ----------------------------------------------------------------------------
         102,500  Amoy Properties Ltd.                                                                 143,171
                  ----------------------------------------------------------------------------
          13,000  Cheung Kong                                                                          114,330
                  ----------------------------------------------------------------------------
          36,000  (a)(b)Cheung Kong Infrastructure                                                      87,532
                  ----------------------------------------------------------------------------
          17,900  (a)(b)China Resources Bejing Land                                                     11,112
                  ----------------------------------------------------------------------------
           3,751  HSBC Holdings PLC                                                                     78,105
                  ----------------------------------------------------------------------------
         117,000  Henderson Investment Ltd.                                                            142,240
                  ----------------------------------------------------------------------------
          48,000  Hong Kong Telecom                                                                     83,187
                  ----------------------------------------------------------------------------
          17,000  Hutchison Whampoa                                                                    131,370
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  HONG KONG--CONTINUED
                  ----------------------------------------------------------------------------
          13,000  New World Development Co. Ltd.                                                $       87,849
                  ----------------------------------------------------------------------------
         174,000  Oriental Press Group                                                                  97,892
                  ----------------------------------------------------------------------------
          67,000  Peregrine Investments                                                                123,914
                  ----------------------------------------------------------------------------
          52,000  (a)(b)Shanghai Industrial Holdings Ltd.                                              169,141
                  ----------------------------------------------------------------------------
           8,000  Sun Hung Kai Properties                                                               99,327
                  ----------------------------------------------------------------------------
          64,000  (a)Winsor Property Holdings Ltd.                                                      96,430
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,539,578
                  ----------------------------------------------------------------------------  --------------
                  INDIA--0.1%
                  ----------------------------------------------------------------------------
           3,100  (a)(b)Bombay Suburban Electric Supply, GDR                                            61,225
                  ----------------------------------------------------------------------------
           7,200  (a)(b)Crompton Greaves Ltd., GDR                                                      23,400
                  ----------------------------------------------------------------------------
           1,950  (a)Hindalco Industries, GDR                                                           39,780
                  ----------------------------------------------------------------------------
           3,000  (a)(b)Larsen & Toubro Ltd., GDR                                                       43,500
                  ----------------------------------------------------------------------------
           4,200  (a)(b)Mahindra and Mahindra, GDR                                                      44,100
                  ----------------------------------------------------------------------------
           2,050  (a)(b)Steel Authority of India, GDR                                                   17,425
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                229,430
                  ----------------------------------------------------------------------------  --------------
                  INDONESIA--0.2%
                  ----------------------------------------------------------------------------
          65,000  (a)Bank Negara Indonesia                                                              32,569
                  ----------------------------------------------------------------------------
          36,000  Citra Marga Nusaphala Persada                                                         30,320
                  ----------------------------------------------------------------------------
           9,000  Gudang Garam                                                                          38,284
                  ----------------------------------------------------------------------------
          20,500  Modern Photo Film Co.                                                                 51,359
                  ----------------------------------------------------------------------------
          16,000  Semen Gresik                                                                          48,785
                  ----------------------------------------------------------------------------
          48,733  Steady Safe                                                                           57,150
                  ----------------------------------------------------------------------------
          65,340  Pab K Tjiwi Kimia                                                                     62,693
                  ----------------------------------------------------------------------------
          19,000  Tambang Timah                                                                         29,979
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                351,139
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  ITALY--0.3%
                  ----------------------------------------------------------------------------
          13,500  Banca Popolare Milano                                                         $       69,016
                  ----------------------------------------------------------------------------
          17,150  Eni                                                                                   90,278
                  ----------------------------------------------------------------------------
           8,400  Imi Istituto Mobiliare                                                                70,566
                  ----------------------------------------------------------------------------
             890  (a)La Rinascente S.P.A. Warrants, 12/31/1999                                             417
                  ----------------------------------------------------------------------------
          63,000  Telecom Italia Mobile                                                                148,155
                  ----------------------------------------------------------------------------
           9,700  (a)Unicem S.P.A.                                                                      65,458
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                443,890
                  ----------------------------------------------------------------------------  --------------
                  JAPAN--3.3%
                  ----------------------------------------------------------------------------
          21,000  Amada Co                                                                             175,522
                  ----------------------------------------------------------------------------
             300  Asahi Broadcasting Corp.                                                              32,924
                  ----------------------------------------------------------------------------
           5,000  Canare Electric Co. Ltd.                                                             105,356
                  ----------------------------------------------------------------------------
          22,000  Casio Computer Co                                                                    178,472
                  ----------------------------------------------------------------------------
              29  DDI Corp.                                                                            207,507
                  ----------------------------------------------------------------------------
          14,000  Dai Nippon Printing Co. Ltd.                                                         255,663
                  ----------------------------------------------------------------------------
          19,000  Daito Trust Construction                                                             248,551
                  ----------------------------------------------------------------------------
           8,000  Fuji Photo Film Co.                                                                  250,746
                  ----------------------------------------------------------------------------
           4,000  Hirose Electric Co                                                                   242,318
                  ----------------------------------------------------------------------------
          10,000  Hitachi Maxell                                                                       206,321
                  ----------------------------------------------------------------------------
          12,000  Ikegami Tsushinki                                                                     80,070
                  ----------------------------------------------------------------------------
          18,000  JGC Corp.                                                                            165,935
                  ----------------------------------------------------------------------------
           4,000  Japan Cash Machine Co. Ltd.                                                           71,291
                  ----------------------------------------------------------------------------
           9,000  Japan Radio Co.                                                                      109,833
                  ----------------------------------------------------------------------------
              36  (a)(b)Japan Tobacco                                                                  256,330
                  ----------------------------------------------------------------------------
           8,000  Konami Co                                                                            273,222
                  ----------------------------------------------------------------------------
           9,000  Matsushita Kotobuk Electric                                                          230,729
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  JAPAN--CONTINUED
                  ----------------------------------------------------------------------------
           7,000  (a)Meiwa Estate                                                               $      204,039
                  ----------------------------------------------------------------------------
          36,000  Minolta Co                                                                           226,620
                  ----------------------------------------------------------------------------
          26,000  Mitsubishi Heavy Industries Ltd.                                                     212,291
                  ----------------------------------------------------------------------------
          16,000  Mycal Corp.                                                                          238,806
                  ----------------------------------------------------------------------------
           4,000  Nintendo Corp. Ltd.                                                                  282,704
                  ----------------------------------------------------------------------------
           9,000  Nippon Comsys Corp.                                                                  112,204
                  ----------------------------------------------------------------------------
           2,000  Nissei ASB Machine Co.                                                                27,919
                  ----------------------------------------------------------------------------
           5,000  Pioneer Electronic Corp                                                              107,550
                  ----------------------------------------------------------------------------
           4,000  Promise Co. Ltd.                                                                     200,176
                  ----------------------------------------------------------------------------
               3  (b)Sakura Finance (Bermuda), Conv. Pfd.                                              170,496
                  ----------------------------------------------------------------------------
           7,000  Sankyo Co                                                                            187,445
                  ----------------------------------------------------------------------------
          16,000  Shiseido Co                                                                          192,450
                  ----------------------------------------------------------------------------
           7,000  Shochiku Co                                                                           65,145
                  ----------------------------------------------------------------------------
           4,000  Sony Corp.                                                                           256,014
                  ----------------------------------------------------------------------------
       6,000,000  (b)Sumitomo Bank Int'l, Conv. Bond, 0.75%, 5/31/2001                                  57,221
                  ----------------------------------------------------------------------------
          12,000  Sumitomo Trust & Banking                                                             132,748
                  ----------------------------------------------------------------------------
          10,000  Taisho Pharmaceutical Co                                                             223,003
                  ----------------------------------------------------------------------------
           9,000  Takashimaya Co                                                                       120,105
                  ----------------------------------------------------------------------------
          14,000  Tokio Marine and Fire Insurance Co.                                                  154,873
                  ----------------------------------------------------------------------------
          36,000  (a)Tokyo Tatemono Co., Ltd.                                                          164,987
                  ----------------------------------------------------------------------------
           7,000  Tsubakimoto Chain Co                                                                  41,238
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,468,824
                  ----------------------------------------------------------------------------  --------------
                  KOREA, REPUBLIC OF--0.2%
                  ----------------------------------------------------------------------------
           2,500  Chonggu Housing & Construction                                                        57,301
                  ----------------------------------------------------------------------------
           2,300  Dongkuk Steel Mill Co                                                                 44,671
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  KOREA, REPUBLIC OF--CONTINUED
                  ----------------------------------------------------------------------------
           1,700  Hankuk Paper Manufacturing Co.                                                $       38,555
                  ----------------------------------------------------------------------------
           4,900  Korea Exchange Bank                                                                   46,107
                  ----------------------------------------------------------------------------
           4,200  (a)Korea Mobile Telecomm Corp., ADR                                                   54,600
                  ----------------------------------------------------------------------------
           2,700  Pacific Corporation                                                                   50,486
                  ----------------------------------------------------------------------------
           1,240  Shinhan Bank                                                                          21,900
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                313,620
                  ----------------------------------------------------------------------------  --------------
                  MALAYSIA--0.3%
                  ----------------------------------------------------------------------------
          42,000  Eastern and Oriental                                                                  91,413
                  ----------------------------------------------------------------------------
          27,999  (a)Kentucky Fried Chicken                                                            109,102
                  ----------------------------------------------------------------------------
           8,000  Malayan Banking                                                                       79,145
                  ----------------------------------------------------------------------------
          56,000  Malaysian Industrial Development                                                     115,235
                  ----------------------------------------------------------------------------
          19,000  Malaysian Pacific Industries                                                          77,444
                  ----------------------------------------------------------------------------
          22,000  Metacorp                                                                              67,907
                  ----------------------------------------------------------------------------
          23,000  UMW Holdings                                                                         109,220
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                649,466
                  ----------------------------------------------------------------------------  --------------
                  MEXICO--0.2%
                  ----------------------------------------------------------------------------
           1,450  (a)(b)Acer, Inc., ADR                                                                 26,463
                  ----------------------------------------------------------------------------
           5,900  (a)Cemex S.A., Class B, ADR                                                           42,591
                  ----------------------------------------------------------------------------
          24,000  (a)Cifra S.A. de CV, Class B                                                          33,108
                  ----------------------------------------------------------------------------
           3,600  (a)Empresas ICA Sociedad Controladora S.A., ADR                                       51,750
                  ----------------------------------------------------------------------------
           9,000  Fomento Economico Mexicano, S.A. de C.V., Class B                                     30,753
                  ----------------------------------------------------------------------------
          26,000  (a)Grupo Corvi S.A., Class UBL                                                        21,757
                  ----------------------------------------------------------------------------
           5,500  (a)(b)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                           44,308
                  ----------------------------------------------------------------------------
           1,300  Pan American Beverage, Class A                                                        60,775
                  ----------------------------------------------------------------------------
           1,400  Telefonos de Mexico, Class L, ADR                                                     42,525
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  MEXICO--CONTINUED
                  ----------------------------------------------------------------------------
           3,000  (a)Tubos de Acero de Mexico S.A., ADR                                         $       40,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                394,905
                  ----------------------------------------------------------------------------  --------------
                  NETHERLANDS--0.5%
                  ----------------------------------------------------------------------------
           3,300  ABN Amro Holding                                                                     213,774
                  ----------------------------------------------------------------------------
             960  Akzo Nobel N.V.                                                                      127,440
                  ----------------------------------------------------------------------------
           7,470  Boskalis Westminster N.V.                                                            148,161
                  ----------------------------------------------------------------------------
           1,600  Hunter Douglas N.V.                                                                  104,669
                  ----------------------------------------------------------------------------
           3,180  ING Groep, N.V.                                                                      111,391
                  ----------------------------------------------------------------------------
           3,000  Vendex International A                                                               130,314
                  ----------------------------------------------------------------------------
             950  Wolters Kluwer N.V.                                                                  124,239
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                959,988
                  ----------------------------------------------------------------------------  --------------
                  NEW ZEALAND--0.1%
                  ----------------------------------------------------------------------------
          32,000  Air New Zealand Ltd., Class B                                                         84,210
                  ----------------------------------------------------------------------------
          31,000  Fletcher Challenge Building                                                           87,091
                  ----------------------------------------------------------------------------
         106,000  Wrightson Ltd.                                                                        94,239
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                265,540
                  ----------------------------------------------------------------------------  --------------
                  NORWAY--0.1%
                  ----------------------------------------------------------------------------
           5,750  Elkem A/S, Class A                                                                    89,592
                  ----------------------------------------------------------------------------
          15,500  (a)Storebrand ASA                                                                     92,498
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                182,090
                  ----------------------------------------------------------------------------  --------------
                  PAKISTAN--0.0%
                  ----------------------------------------------------------------------------
             700  (a)Hub Power Co., GDR                                                                 15,050
                  ----------------------------------------------------------------------------  --------------
                  PHILIPPINES--0.1%
                  ----------------------------------------------------------------------------
         179,000  (a)Belle Corp.                                                                        47,668
                  ----------------------------------------------------------------------------
          91,812  (a)Davao Union Cement Corp., Class B                                                  30,038
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  PHILIPPINES--CONTINUED
                  ----------------------------------------------------------------------------
         108,150  (a)Filinvest Land, Inc.                                                       $       38,263
                  ----------------------------------------------------------------------------
           2,700  Philippine Commercial International Bank                                              35,951
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                151,920
                  ----------------------------------------------------------------------------  --------------
                  SINGAPORE--0.3%
                  ----------------------------------------------------------------------------
          11,000  City Developments                                                                     97,255
                  ----------------------------------------------------------------------------
          17,000  Hong Leong Finance Ltd.                                                               58,909
                  ----------------------------------------------------------------------------
         131,000  Roly International Holdings                                                           86,460
                  ----------------------------------------------------------------------------
          16,000  Sembawang Corp. Ltd.                                                                  86,702
                  ----------------------------------------------------------------------------
           3,000  Singapore Press Holdings Ltd.                                                         56,684
                  ----------------------------------------------------------------------------
          16,000  Straits Steamship Land Ltd.                                                           51,109
                  ----------------------------------------------------------------------------
           4,000  (a)Straits Steamship Land Ltd. Warrants, 12/12/2000                                    4,478
                  ----------------------------------------------------------------------------
          10,000  United Overseas Bank Ltd.                                                            106,239
                  ----------------------------------------------------------------------------
          27,000  Wing Tai Holdings, Ltd.                                                               73,925
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                621,761
                  ----------------------------------------------------------------------------  --------------
                  SPAIN--0.4%
                  ----------------------------------------------------------------------------
           1,900  Empresa Nac De Electridad                                                            128,339
                  ----------------------------------------------------------------------------
           1,360  Fomento de Construcciones y Contratas S.A.                                           114,961
                  ----------------------------------------------------------------------------
          11,700  Iberdrola S.A.                                                                       135,028
                  ----------------------------------------------------------------------------
           2,200  Mapfre (corporacion)                                                                 116,335
                  ----------------------------------------------------------------------------
           3,000  Repsol S.A.                                                                          111,047
                  ----------------------------------------------------------------------------
           5,950  Telefonica de Espana                                                                 130,446
                  ----------------------------------------------------------------------------
           1,100  Zardoya-Otis S.A.                                                                    117,184
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                853,340
                  ----------------------------------------------------------------------------  --------------
                  SWEDEN--0.1%
                  ----------------------------------------------------------------------------
           2,350  Skandia Forsakrings AB                                                                67,012
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  SWEDEN--CONTINUED
                  ----------------------------------------------------------------------------
           7,950  Stora Kopparbergs, Class A                                                    $      108,911
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                175,923
                  ----------------------------------------------------------------------------  --------------
                  SWITZERLAND--0.6%
                  ----------------------------------------------------------------------------
             100  ABB AG                                                                               125,125
                  ----------------------------------------------------------------------------
           1,500  CS Holding AG-Registered                                                             159,666
                  ----------------------------------------------------------------------------
             100  Ciba-Giegy AG-Registered                                                             123,744
                  ----------------------------------------------------------------------------
              90  Nestle S.A.                                                                           97,699
                  ----------------------------------------------------------------------------
             800  (a)Oerlikon-Buhrle Holding AG                                                         82,547
                  ----------------------------------------------------------------------------
              50  Reiseburo Kuoni AG, Class B                                                          111,239
                  ----------------------------------------------------------------------------
              20  Roche Holding AG                                                                     153,740
                  ----------------------------------------------------------------------------
             100  Sandoz AG-R                                                                          116,302
                  ----------------------------------------------------------------------------
             125  Sulzer AG-Reg                                                                         71,922
                  ----------------------------------------------------------------------------
             100  (a)Swissair AG                                                                        75,949
                  ----------------------------------------------------------------------------
             253  Zurich Versicherungsgesellschaft                                                      71,814
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,189,747
                  ----------------------------------------------------------------------------  --------------
                  THAILAND--0.1%
                  ----------------------------------------------------------------------------
           1,800  Bangkok Bank Public Co., Ltd.                                                         20,579
                  ----------------------------------------------------------------------------
          19,600  Industrial Finance Corporation of Thailand                                            61,776
                  ----------------------------------------------------------------------------
           5,000  Krung Thai Bank PLC                                                                   14,291
                  ----------------------------------------------------------------------------
           2,200  PTT Exploration and Production Public Co.                                             32,388
                  ----------------------------------------------------------------------------
          46,500  Siam City Bank                                                                        54,619
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                183,653
                  ----------------------------------------------------------------------------  --------------
                  UNITED KINGDOM--2.4%
                  ----------------------------------------------------------------------------
          32,000  Asda Group                                                                            63,753
                  ----------------------------------------------------------------------------
          13,700  BAA PLC                                                                              112,861
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  UNITED KINGDOM--CONTINUED
                  ----------------------------------------------------------------------------
          30,000  BTR PLC                                                                       $      120,545
                  ----------------------------------------------------------------------------
           7,172  Barclays PLC                                                                         123,344
                  ----------------------------------------------------------------------------
           4,159  Boc Group PLC                                                                         61,951
                  ----------------------------------------------------------------------------
           6,200  Boots Co. PLC                                                                         66,086
                  ----------------------------------------------------------------------------
           5,432  British Aerospace PLC                                                                105,663
                  ----------------------------------------------------------------------------
          10,464  British Petroleum Co. PLC                                                            120,992
                  ----------------------------------------------------------------------------
          12,100  British Telecommunication PLC                                                         76,591
                  ----------------------------------------------------------------------------
          28,801  Bunzl PLC                                                                            107,495
                  ----------------------------------------------------------------------------
          14,300  Cadbury Schweppes PLC                                                                122,973
                  ----------------------------------------------------------------------------
          23,200  Caradon PLC                                                                           93,026
                  ----------------------------------------------------------------------------
          11,250  Carlton Communications PLC                                                            95,137
                  ----------------------------------------------------------------------------
          10,785  Chubb Security                                                                        62,193
                  ----------------------------------------------------------------------------
          12,500  Compass Group                                                                        127,459
                  ----------------------------------------------------------------------------
          26,380  Cookson Group                                                                        100,233
                  ----------------------------------------------------------------------------
          18,700  Cowie Group PLC                                                                      124,499
                  ----------------------------------------------------------------------------
          16,600  David S. Smith (Holdings) PLC                                                         88,051
                  ----------------------------------------------------------------------------
          18,400  Delta PLC                                                                            112,448
                  ----------------------------------------------------------------------------
           5,050  EMI Group PLC                                                                        116,656
                  ----------------------------------------------------------------------------
          34,200  FKI PLC                                                                              123,909
                  ----------------------------------------------------------------------------
          10,030  General Accident                                                                     123,520
                  ----------------------------------------------------------------------------
          17,450  General Electric Co. PLC                                                             109,283
                  ----------------------------------------------------------------------------
           5,600  Glaxo Wellcome PLC                                                                    92,102
                  ----------------------------------------------------------------------------
          12,719  Grand Metropolitan PLC                                                                99,333
                  ----------------------------------------------------------------------------
          28,186  Guardian Royal Exchange                                                              126,998
                  ----------------------------------------------------------------------------
           2,640  Imperial Chemical Industries PLC                                                      34,243
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   SHARES OR                                                                                       IN U.S.
     UNITS                                                                                         DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  UNITED KINGDOM--CONTINUED
                  ----------------------------------------------------------------------------
          14,800  Inchcape PLC                                                                  $       67,058
                  ----------------------------------------------------------------------------
          21,649  Ladbroke Group PLC                                                                    74,614
                  ----------------------------------------------------------------------------
          13,500  Marks & Spencer PLC                                                                  114,845
                  ----------------------------------------------------------------------------
          32,300  Mirror Group PLC                                                                     124,899
                  ----------------------------------------------------------------------------
          15,300  Morgan Crucible Co                                                                   117,554
                  ----------------------------------------------------------------------------
          16,980  National Power Co. PLC                                                               131,604
                  ----------------------------------------------------------------------------
           9,980  Pearson                                                                              123,324
                  ----------------------------------------------------------------------------
           8,693  Peninsular & Oriental Steam Navigation Co.                                            86,448
                  ----------------------------------------------------------------------------
          10,500  Premier Farnell PLC                                                                  125,689
                  ----------------------------------------------------------------------------
           4,249  RTZ Corp. PLC                                                                         71,436
                  ----------------------------------------------------------------------------
           8,800  Rank Group PLC                                                                        64,358
                  ----------------------------------------------------------------------------
           7,125  Reckitt & Colman PLC                                                                  83,972
                  ----------------------------------------------------------------------------
          10,736  Redland PLC                                                                           66,784
                  ----------------------------------------------------------------------------
           8,200  Reed International PLC                                                               158,885
                  ----------------------------------------------------------------------------
          17,800  Rexam                                                                                101,150
                  ----------------------------------------------------------------------------
          48,600  Rugby Group PLC                                                                       78,440
                  ----------------------------------------------------------------------------
          10,000  Safeway PLC                                                                           65,568
                  ----------------------------------------------------------------------------
          42,200  Sedgwick Group PLC                                                                    89,040
                  ----------------------------------------------------------------------------
           4,746  Siebe PLC                                                                             75,762
                  ----------------------------------------------------------------------------
           5,648  Smithkline Beecham PLC                                                                77,866
                  ----------------------------------------------------------------------------
          19,300  Tomkins PLC                                                                           80,633
                  ----------------------------------------------------------------------------
           4,350  Zeneca Group                                                                         119,939
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              4,811,212
                  ----------------------------------------------------------------------------  --------------
                  TOTAL FOREIGN EQUITIES                                                            25,122,084
                  ----------------------------------------------------------------------------  --------------
                  TOTAL STOCKS (IDENTIFIED COST $84,187,732)                                        95,669,379
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--44.4%
----------------------------------------------------------------------------------------------
                  TREASURY--21.9%
                  ----------------------------------------------------------------------------
$     10,840,000  United States Treasury Note, 5.500%, 12/31/2000                               $   10,730,841
                  ----------------------------------------------------------------------------
       8,385,000  United States Treasury Note, 5.625%, 11/30/2000                                    8,340,727
                  ----------------------------------------------------------------------------
       2,000,000  United States Treasury Note, 5.875%, 4/30/1998                                     2,010,340
                  ----------------------------------------------------------------------------
       2,500,000  United States Treasury Note, 6.125%, 3/31/1998                                     2,520,475
                  ----------------------------------------------------------------------------
       6,455,000  United States Treasury Note, 6.125%, 7/31/2000                                     6,533,686
                  ----------------------------------------------------------------------------
       3,400,000  United States Treasury Note, 6.250%, 8/31/2000                                     3,455,250
                  ----------------------------------------------------------------------------
       9,165,000  United States Treasury Note, 6.375%, 8/15/2002                                     9,393,575
                  ----------------------------------------------------------------------------  --------------
                  TOTAL TREASURY                                                                    42,984,894
                  ----------------------------------------------------------------------------  --------------
                  MORTGAGE-BACKED SECURITIES--7.3%
                  ----------------------------------------------------------------------------
                  GOVERNMENT AGENCY--7.3%
                  ----------------------------------------------------------------------------
         764,153  Federal Home Loan Mortgage Corp., 9.500%, 6/1/2021                                   825,438
                  ----------------------------------------------------------------------------
       1,028,483  Federal Home Loan Mortgage Corp., 7.000%, 2/1/2026                                 1,023,330
                  ----------------------------------------------------------------------------
       1,279,063  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2026                                 1,296,624
                  ----------------------------------------------------------------------------
         669,320  Federal Home Loan Mortgage Corp., 8.000%, 10/1/2010                                  691,067
                  ----------------------------------------------------------------------------
         919,511  Federal Home Loan Mortgage Corp., 7.000%, 1/1/2011                                   928,117
                  ----------------------------------------------------------------------------
       1,009,913  Federal Home Loan Mortgage Corp., 6.000%, 7/1/2011                                   985,282
                  ----------------------------------------------------------------------------
         288,390  Federal National Mortgage Association, 7.000%, 5/1/2001                              293,884
                  ----------------------------------------------------------------------------
         733,148  Federal National Mortgage Association, 8.500%, 3/1/2025                              764,988
                  ----------------------------------------------------------------------------
         485,130  Federal National Mortgage Association, 6.000%, 2/1/2003                              478,304
                  ----------------------------------------------------------------------------
         488,702  Federal National Mortgage Association, 6.500%, 4/1/2011                              484,648
                  ----------------------------------------------------------------------------
         198,009  Federal National Mortgage Association, 6.500%, 5/1/2011                              196,458
                  ----------------------------------------------------------------------------
         465,606  Federal National Mortgage Association, 8.000%, 11/1/2024                             478,838
                  ----------------------------------------------------------------------------
         871,681  Federal National Mortgage Association, 7.500%, 7/1/2025                              883,388
                  ----------------------------------------------------------------------------
         466,795  Federal National Mortgage Association, 7.000%, 8/1/2025                              463,434
                  ----------------------------------------------------------------------------
       1,694,302  Federal National Mortgage Association, 6.500%, 10/1/2025                           1,645,557
                  ----------------------------------------------------------------------------
         788,117  Government National Mortgage Association, 9.000%, 2/15/2020                          849,432
                  ----------------------------------------------------------------------------



FEDERATED MANAGED GROWTH FUND


--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  MORTGAGE-BACKED SECURITIES--CONTINUED
                  ----------------------------------------------------------------------------
                  GOVERNMENT AGENCY--CONTINUED
                  ----------------------------------------------------------------------------
$        527,367  Government National Mortgage Association, 6.500%, 1/15/2024                   $      516,651
                  ----------------------------------------------------------------------------
         246,064  Government National Mortgage Association, 7.000%, 5/15/2024                          244,831
                  ----------------------------------------------------------------------------
         500,121  Government National Mortgage Association, 7.500%, 3/15/2026                          507,457
                  ----------------------------------------------------------------------------
         274,342  Government National Mortgage Association, 8.000%, 11/15/2024                         282,909
                  ----------------------------------------------------------------------------
         467,853  Government National Mortgage Association, 8.000%, 5/15/2025                          482,424
                  ----------------------------------------------------------------------------  --------------
                  TOTAL MORTGAGE-BACKED SECURITIES                                                  14,323,061
                  ----------------------------------------------------------------------------  --------------
                  HIGH YIELD BONDS--5.2%
                  ----------------------------------------------------------------------------
                  AUTOMOTIVE--0.1%
                  ----------------------------------------------------------------------------
         100,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                          111,500
                  ----------------------------------------------------------------------------
          50,000  (b)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                              51,875
                  ----------------------------------------------------------------------------
         100,000  Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                          107,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                270,625
                  ----------------------------------------------------------------------------  --------------
                  BANKING--0.1%
                  ----------------------------------------------------------------------------
         100,000  (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                        107,000
                  ----------------------------------------------------------------------------
          75,000  First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                84,563
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                191,563
                  ----------------------------------------------------------------------------  --------------
                  BEVERAGE & TOBACCO--0.1%
                  ----------------------------------------------------------------------------
         100,000  Dimon Inc., Sr. Note, 8.875%, 6/1/2006                                               105,750
                  ----------------------------------------------------------------------------
         100,000  Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                               93,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                198,750
                  ----------------------------------------------------------------------------  --------------
                  BROADCAST RADIO & TV--0.4%
                  ----------------------------------------------------------------------------
          38,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                         42,370
                  ----------------------------------------------------------------------------
                  Chancellor Broadcasting Co., 1,000 PIK Pfd. Shares, 12.25%                           111,000
                  ----------------------------------------------------------------------------
          50,000  Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                           47,875
                  ----------------------------------------------------------------------------
         100,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                 97,000
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BROADCAST RADIO & TV--CONTINUED
                  ----------------------------------------------------------------------------
$        100,000  Pegasus Media, Note, 12.50%, 7/1/2005                                         $      108,500
                  ----------------------------------------------------------------------------
         100,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                             105,250
                  ----------------------------------------------------------------------------
         150,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                           151,125
                  ----------------------------------------------------------------------------
         100,000  Sullivan Broadcasting, Sr. Sub. Note, 10.25%, 12/15/2005                             100,250
                  ----------------------------------------------------------------------------
          50,000  Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                           50,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                813,870
                  ----------------------------------------------------------------------------  --------------
                  BUSINESS EQUIPMENT & SERVICES--0.2%
                  ----------------------------------------------------------------------------
         150,000  Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                       164,250
                  ----------------------------------------------------------------------------
         100,000  Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                111,500
                  ----------------------------------------------------------------------------
          50,000  (b)Outsourcing Solutions, Sr. Sub. Note, 11.00%, 11/1/2006                            52,250
                  ----------------------------------------------------------------------------
         100,000  United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                            110,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                438,875
                  ----------------------------------------------------------------------------  --------------
                  CABLE TELEVISION--0.6%
                  ----------------------------------------------------------------------------
         100,000  (b)Australis Holdings Pty, Unit, 0/15.00%, 11/1/2002                                  56,750
                  ----------------------------------------------------------------------------
         100,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                              86,500
                  ----------------------------------------------------------------------------
         100,000  CF Cable TV Inc., Sr. Secd. 2nd Priority Note, 11.625%,
                  2/15/2005                                                                            116,500
                  ----------------------------------------------------------------------------
         100,000  Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                          101,250
                  ----------------------------------------------------------------------------
          50,000  Cai Wireless Systems, Sr. Note, 12.25%, 9/15/2002                                     41,250
                  ----------------------------------------------------------------------------
          50,000  Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                          51,750
                  ----------------------------------------------------------------------------
         175,000  Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                         122,063
                  ----------------------------------------------------------------------------
         100,000  Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%, 3/15/2004            76,500
                  ----------------------------------------------------------------------------
         100,000  International Cabletel, Sr. Disc. Note, 0/12.75%, 4/15/2005                           72,000
                  ----------------------------------------------------------------------------
         100,000  International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                  64,625
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  CABLE TELEVISION--CONTINUED
                  ----------------------------------------------------------------------------
$        100,000  People's Choice--TV, Unit, 0/13.125%, 6/1/2004                                $       39,500
                  ----------------------------------------------------------------------------
          50,000  Rogers Cablesystems Inc., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007              53,000
                  ----------------------------------------------------------------------------
          50,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005              53,750
                  ----------------------------------------------------------------------------
         275,000  Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                    188,375
                  ----------------------------------------------------------------------------
         100,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                            53,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,177,313
                  ----------------------------------------------------------------------------  --------------
                  CHEMICALS & PLASTICS--0.4%
                  ----------------------------------------------------------------------------
          50,000  (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                     51,000
                  ----------------------------------------------------------------------------
         100,000  Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                              112,750
                  ----------------------------------------------------------------------------
          35,000  Foamex Capital Corp., Sr. Sub. Deb., 11.875%, 10/1/2004                               37,800
                  ----------------------------------------------------------------------------
          50,000  Foamex L.P., Sr. Note, 11.25%, 10/1/2002                                              53,125
                  ----------------------------------------------------------------------------
         150,000  Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                         154,875
                  ----------------------------------------------------------------------------
          83,000  Polymer Group, Sr. Note, 12.25%, 7/15/2002                                            90,055
                  ----------------------------------------------------------------------------
         100,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                86,500
                  ----------------------------------------------------------------------------
          75,000  Sterling Chemical Holding, Sr. Disc. Note, 0/13.50%, 8/15/2008                        42,563
                  ----------------------------------------------------------------------------
                  Sterling Chemicals Holdings, Inc. 75 Warrants, 8/15/2008                               2,625
                  ----------------------------------------------------------------------------
          50,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                            51,875
                  ----------------------------------------------------------------------------
          50,000  Uniroyal Technology Corporation, Sr. Secd. Note, 11.75%,
                  6/1/2003                                                                              50,000
                  ----------------------------------------------------------------------------
          75,000  Viridian Inc., Note, 9.75%, 4/1/2003                                                  82,115
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                815,283
                  ----------------------------------------------------------------------------  --------------
                  CLOTHING & TEXTILES--0.1%
                  ----------------------------------------------------------------------------
         150,000  Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                           154,875
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER PRODUCTS--0.2%
                  ----------------------------------------------------------------------------
$         50,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                         $       53,750
                  ----------------------------------------------------------------------------
         100,000  Hosiery Corp. of America, Sr. Sub. Note, 13.75%, 8/1/2002                            110,500
                  ----------------------------------------------------------------------------
                  Hosiery Corp. of America, 50 Common Shares                                               275
                  ----------------------------------------------------------------------------
         100,000  (b)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                           52,250
                  ----------------------------------------------------------------------------
         100,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                       99,500
                  ----------------------------------------------------------------------------
          75,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                         78,375
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                394,650
                  ----------------------------------------------------------------------------  --------------
                  CONTAINER & GLASS PRODUCTS--0.1%
                  ----------------------------------------------------------------------------
         100,000  Owens Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                               106,375
                  ----------------------------------------------------------------------------
          50,000  Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                 52,250
                  ----------------------------------------------------------------------------
         100,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                105,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                264,125
                  ----------------------------------------------------------------------------  --------------
                  COSMETICS & TOILETRIES--0.1%
                  ----------------------------------------------------------------------------
         100,000  Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                           105,250
                  ----------------------------------------------------------------------------  --------------
                  ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                  ----------------------------------------------------------------------------
          50,000  (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                     51,313
                  ----------------------------------------------------------------------------
                  ICF Kaiser International, 120 Warrants, 12/31/1998                                        60
                  ----------------------------------------------------------------------------
          75,000  ICF Kaiser International, Sr. Sub. Note, 12.00%, 12/31/2003                           71,250
                  ----------------------------------------------------------------------------
         100,000  (a)*Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                       41,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                163,623
                  ----------------------------------------------------------------------------  --------------
                  ELECTRONICS--0.0%
                  ----------------------------------------------------------------------------
          50,000  Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                              54,438
                  ----------------------------------------------------------------------------  --------------
                  FOOD & DRUG RETAILERS--0.2%
                  ----------------------------------------------------------------------------
         100,000  Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                          107,000
                  ----------------------------------------------------------------------------
                  Grand Union Co., 1325 Common Shares                                                    7,619
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  FOOD & DRUG RETAILERS--CONTINUED
                  ----------------------------------------------------------------------------
$        150,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                              $      155,813
                  ----------------------------------------------------------------------------
          50,000  Smith's Food & Drug, Sr. Sub. Note, 11.25%, 5/15/2007                                 55,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                325,432
                  ----------------------------------------------------------------------------  --------------
                  FOOD PRODUCTS--0.1%
                  ----------------------------------------------------------------------------
          75,000  (b)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                        77,063
                  ----------------------------------------------------------------------------
          50,000  Specialty Foods, Sr. Sub. Note, 11.75%, 8/15/2003                                     42,750
                  ----------------------------------------------------------------------------
         100,000  Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                110,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                229,813
                  ----------------------------------------------------------------------------  --------------
                  FOREST PRODUCTS--0.2%
                  ----------------------------------------------------------------------------
          75,000  Four M Corp, Sr. Note, 12.00%, 6/1/2006                                               77,438
                  ----------------------------------------------------------------------------
          50,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                  4/15/2005                                                                             48,750
                  ----------------------------------------------------------------------------
         100,000  Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                             91,000
                  ----------------------------------------------------------------------------
          75,000  Stone Container, Sr. Note, 11.50%, 10/1/2004                                          79,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                296,313
                  ----------------------------------------------------------------------------  --------------
                  HEALTHCARE--0.2%
                  ----------------------------------------------------------------------------
         125,000  (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                        135,625
                  ----------------------------------------------------------------------------
          50,000  (b)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                            54,250
                  ----------------------------------------------------------------------------
         100,000  Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                   111,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                300,875
                  ----------------------------------------------------------------------------  --------------
                  HOTELS, MOTELS, INNS & CASINOS--0.0%
                  ----------------------------------------------------------------------------
          50,000  Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                     53,000
                  ----------------------------------------------------------------------------  --------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
                  ----------------------------------------------------------------------------
         100,000  Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                 112,250
                  ----------------------------------------------------------------------------
          75,000  (b)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                        77,250
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
                  ----------------------------------------------------------------------------
$         50,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%,
                  7/1/2001                                                                      $       51,250
                  ----------------------------------------------------------------------------
          50,000  (b)Intl Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006                         51,500
                  ----------------------------------------------------------------------------
          50,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                 52,625
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                344,875
                  ----------------------------------------------------------------------------  --------------
                  LEISURE & ENTERTAINMENT--0.2%
                  ----------------------------------------------------------------------------
          50,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                    52,688
                  ----------------------------------------------------------------------------
         100,000  AMF Group, Inc., Sr. Sub. Disc. 0/12.25%, Note, 3/15/2006                             63,750
                  ----------------------------------------------------------------------------
          50,000  Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                          52,375
                  ----------------------------------------------------------------------------
         100,000  Premier Parks, Sr. Note, 12.00%, 8/15/2003                                           109,500
                  ----------------------------------------------------------------------------
         150,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                      138,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                417,063
                  ----------------------------------------------------------------------------  --------------
                  MACHINERY & EQUIPMENT--0.2%
                  ----------------------------------------------------------------------------
         100,000  Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                     105,000
                  ----------------------------------------------------------------------------
          50,000  (b)Clark Material, Sr. Note, 10.75%, 11/15/2006                                       51,375
                  ----------------------------------------------------------------------------
          67,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                         76,380
                  ----------------------------------------------------------------------------
          75,000  (b)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                               79,313
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                312,068
                  ----------------------------------------------------------------------------  --------------
                  OIL & GAS--0.1%
                  ----------------------------------------------------------------------------
         100,000  (b)HS Resources, Inc., Sr. Sub. Note, 9.25%, 11/15/2006                              102,250
                  ----------------------------------------------------------------------------
          50,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                              54,125
                  ----------------------------------------------------------------------------
         100,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                            109,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                265,625
                  ----------------------------------------------------------------------------  --------------
                  PRINTING & PUBLISHING--0.1%
                  ----------------------------------------------------------------------------
         100,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                       107,250
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  PRINTING & PUBLISHING--CONTINUED
                  ----------------------------------------------------------------------------
                  K-III Communications Corp., 1,044 PIK Pfd. Shares, Series B, 11.625%          $      104,923
                  ----------------------------------------------------------------------------
$         50,000  (b)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                            51,313
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                263,486
                  ----------------------------------------------------------------------------  --------------
                  REAL ESTATE--0.1%
                  ----------------------------------------------------------------------------
         100,000  Trizec Finance, Sr. Note, 10.875%, 10/15/2005                                        110,750
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--0.0%
                  ----------------------------------------------------------------------------
          50,000  (b)Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                  51,188
                  ----------------------------------------------------------------------------  --------------
                  STEEL--0.2%
                  ----------------------------------------------------------------------------
                  (b)Bar Technologies, Inc. 50 Warrants, 4/1/2001                                        3,000
                  ----------------------------------------------------------------------------
          50,000  Bar Technologies, Inc., Company Guarantee, 13.50%, 4/1/2001                           50,750
                  ----------------------------------------------------------------------------
          50,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                    46,750
                  ----------------------------------------------------------------------------
          75,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                        70,065
                  ----------------------------------------------------------------------------
         100,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                      103,500
                  ----------------------------------------------------------------------------
          75,000  Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                          68,531
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                342,596
                  ----------------------------------------------------------------------------  --------------
                  SURFACE TRANSPORTATION--0.3%
                  ----------------------------------------------------------------------------
          50,000  Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                            49,750
                  ----------------------------------------------------------------------------
         100,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                109,000
                  ----------------------------------------------------------------------------
          50,000  Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                  50,250
                  ----------------------------------------------------------------------------
          75,000  (b)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                76,125
                  ----------------------------------------------------------------------------
         100,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                               107,125
                  ----------------------------------------------------------------------------
         100,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                        96,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                488,750
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  TELECOMMUNICATIONS & CELLULAR--0.5%
                  ----------------------------------------------------------------------------
$        100,000  American Communications, Sr. Disc. Note, 0/12.75%, 4/1/2006                   $       54,750
                  ----------------------------------------------------------------------------
         175,000  Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                            101,938
                  ----------------------------------------------------------------------------
         250,000  Brooks Fiber Properties, Inc. Sr. Disc. Note, 0/10.875%, 3/1/2006                    166,250
                  ----------------------------------------------------------------------------
         150,000  Cellular Communication, Sr. Disc. Note, 0/10.875%, 8/15/2000                         102,750
                  ----------------------------------------------------------------------------
                  Cellular Communications International, Inc. 150 Warrants,
                  8/15/2003                                                                              1,875
                  ----------------------------------------------------------------------------
          25,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                     27,313
                  ----------------------------------------------------------------------------
         200,000  Millicom International, Sr. Disc. Note, 13.50%, 6/1/2006                             118,500
                  ----------------------------------------------------------------------------
          25,000  (a)**Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                      13,750
                  ----------------------------------------------------------------------------
          75,000  Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                       56,813
                  ----------------------------------------------------------------------------
          50,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                      50,313
                  ----------------------------------------------------------------------------
                  PanAmSat Corp., 52 PIK Pfd. Shares, 12.75%                                            63,700
                  ----------------------------------------------------------------------------
          50,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                    50,500
                  ----------------------------------------------------------------------------
         150,000  Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                         102,750
                  ----------------------------------------------------------------------------
         125,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                   125,938
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,037,140
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--0.1%
                  ----------------------------------------------------------------------------
         125,000  California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                           130,938
                  ----------------------------------------------------------------------------
                  El Paso Electric Co., 1,084 PIK Pfd. Shares, Series A, 11.40%                        119,541
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                250,479
                  ----------------------------------------------------------------------------  --------------
                  TOTAL HIGH YIELD BONDS                                                            10,132,693
                  ----------------------------------------------------------------------------  --------------
                  INVESTMENT GRADE BONDS--2.7%
                  ----------------------------------------------------------------------------
                  BANKING--0.3%
                  ----------------------------------------------------------------------------
         250,000  Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                         270,648
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  INVESTMENT GRADE BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BANKING--CONTINUED
                  ----------------------------------------------------------------------------
$        250,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                         $      272,193
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                542,841
                  ----------------------------------------------------------------------------  --------------
                  BEVERAGE & TOBACCO--0.0%
                  ----------------------------------------------------------------------------
          50,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                      48,938
                  ----------------------------------------------------------------------------  --------------
                  CABLE TELEVISION--0.3%
                  ----------------------------------------------------------------------------
         230,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                   270,393
                  ----------------------------------------------------------------------------
         250,000  TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                        276,955
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                547,348
                  ----------------------------------------------------------------------------  --------------
                  CHEMICALS & PLASTICS--0.1%
                  ----------------------------------------------------------------------------
         250,000  (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                               253,930
                  ----------------------------------------------------------------------------  --------------
                  FINANCIAL INTERMEDIARIES--0.6%
                  ----------------------------------------------------------------------------
         200,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                  216,398
                  ----------------------------------------------------------------------------
         300,000  DLJ, Note, 6.875%, 11/1/2005                                                         300,798
                  ----------------------------------------------------------------------------
         250,000  Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                           294,400
                  ----------------------------------------------------------------------------
         100,000  Lehman Bros Inc, Sr. Sub. Note, 6.125%, 2/1/2001                                      98,728
                  ----------------------------------------------------------------------------
         150,000  Salomon Inc, Sr. Note, 9.00%, 2/15/1999                                              158,312
                  ----------------------------------------------------------------------------
         100,000  Salomon Inc., Sr. Note, 7.02%, 9/25/1998                                             101,491
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,170,127
                  ----------------------------------------------------------------------------  --------------
                  FOOD & DRUG RETAILERS--0.1%
                  ----------------------------------------------------------------------------
         250,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                       266,478
                  ----------------------------------------------------------------------------  --------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                  ----------------------------------------------------------------------------
         250,000  Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003                                     276,850
                  ----------------------------------------------------------------------------  --------------
                  INSURANCE--0.3%
                  ----------------------------------------------------------------------------
         225,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                          273,431
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  INVESTMENT GRADE BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  INSURANCE--CONTINUED
                  ----------------------------------------------------------------------------
$        250,000  Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                            $      260,716
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                534,147
                  ----------------------------------------------------------------------------  --------------
                  METALS & MINING--0.2%
                  ----------------------------------------------------------------------------
         250,000  Santa Fe Pacific Gold Co, Note, 8.375%, 7/1/2005                                     262,795
                  ----------------------------------------------------------------------------  --------------
                  PRINTING & PUBLISHING--0.1%
                  ----------------------------------------------------------------------------
         250,000  News Amer Hldgs, Sr. Note, 7.50%, 3/1/2000                                           258,283
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--0.1%
                  ----------------------------------------------------------------------------
         200,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                       206,262
                  ----------------------------------------------------------------------------  --------------
                  SOVEREIGN GOVERNMENT--0.3%
                  ----------------------------------------------------------------------------
         250,000  (b)Freeport Terminal (Malta), GTD. Global Note, 7.50%, 3/29/2009                     262,878
                  ----------------------------------------------------------------------------
         285,000  Republic of Colombia, Note, 7.25%, 2/15/2003                                         283,481
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                546,359
                  ----------------------------------------------------------------------------  --------------
                  SURFACE TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
         250,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                         300,815
                  ----------------------------------------------------------------------------  --------------
                  TOTAL INVESTMENT GRADE BONDS                                                       5,215,173
                  ----------------------------------------------------------------------------  --------------
                  FOREIGN BONDS--7.3%
                  ----------------------------------------------------------------------------
                  AUSTRALIAN DOLLAR--0.3%
                  ----------------------------------------------------------------------------
         224,000  Queensland Treas Global, Local Government Guarantee, 8.00%, 5/14/2003                191,323
                  ----------------------------------------------------------------------------
         283,000  Queensland Treas Global, Local Government Guarantee, 8.00%, 8/14/2001                239,470
                  ----------------------------------------------------------------------------
         150,000  State Bank Of New South Wales, 12.25%, 2/26/2001                                     144,601
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                575,394
                  ----------------------------------------------------------------------------  --------------
                  BELGIAN FRANC--0.2%
                  ----------------------------------------------------------------------------
       2,570,000  Belgian Government, Bond, 6.50%, 3/31/2005                                            85,534
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN
    CURRENCY                                                                                        VALUE
      PAR                                                                                          IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BELGIAN FRANC--CONTINUED
                  ----------------------------------------------------------------------------
       9,000,000  Belgium Kingdom, 7.75%, 10/15/2004                                            $      323,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                408,784
                  ----------------------------------------------------------------------------  --------------
                  CANADIAN DOLLAR--0.4%
                  ----------------------------------------------------------------------------
         569,000  Canada Government, Deb., 6.50%, 6/1/2004                                             441,091
                  ----------------------------------------------------------------------------
         400,000  Ontario Hydro, 9.00%, 6/24/2002                                                      346,470
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                787,561
                  ----------------------------------------------------------------------------  --------------
                  DANISH KRONE--0.4%
                  ----------------------------------------------------------------------------
       2,931,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                                              542,851
                  ----------------------------------------------------------------------------
       1,200,000  Denmark, 8.00%, 5/15/2003                                                            224,757
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                767,608
                  ----------------------------------------------------------------------------  --------------
                  FRENCH FRANC--0.3%
                  ----------------------------------------------------------------------------
       1,352,000  France O.a.t., Bond, 7.25%, 4/25/2006                                                290,132
                  ----------------------------------------------------------------------------
         319,000  France O.a.t., Bond, 7.50%, 4/25/2005                                                441,690
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                731,822
                  ----------------------------------------------------------------------------  --------------
                  DEUTSCHE MARK--1.4%
                  ----------------------------------------------------------------------------
         400,000  Bundesobligationen, Deb., 7.25%, 10/20/1997                                          268,929
                  ----------------------------------------------------------------------------
         195,000  Deutschland Republic, Deb., 6.25%, 1/4/2024                                          121,328
                  ----------------------------------------------------------------------------
      42,000,000  KFW International Finance, 6.00%, 11/29/1999                                         422,212
                  ----------------------------------------------------------------------------
         500,000  KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                          347,308
                  ----------------------------------------------------------------------------
         800,000  KFW International Finance, 7.00%, 5/12/2000                                          165,684
                  ----------------------------------------------------------------------------
       1,050,000  Treuhandanstalt, 7.75%, 10/1/2002                                                    773,113
                  ----------------------------------------------------------------------------
         960,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                         677,948
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,776,522
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN
    CURRENCY                                                                                        VALUE
      PAR                                                                                          IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  IRISH POUND--0.3%
                  ----------------------------------------------------------------------------
         180,000  Irish Government, Bond, 6.50%, 10/18/2001                                     $      310,642
                  ----------------------------------------------------------------------------
         180,000  Treasury, Deb., 6.25%, 4/1/1999                                                      305,952
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                616,594
                  ----------------------------------------------------------------------------  --------------
                  ITALIAN LIRA--0.6%
                  ----------------------------------------------------------------------------
     265,000,000  Btps, Bond, 10.50%, 11/1/2000                                                        196,851
                  ----------------------------------------------------------------------------
   1,225,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                            907,144
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,103,995
                  ----------------------------------------------------------------------------  --------------
                  JAPANESE YEN--0.6%
                  ----------------------------------------------------------------------------
     100,000,000  Export-Import Bank Japan, 4.375%, 10/1/2003                                          999,780
                  ----------------------------------------------------------------------------
      10,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                                    105,465
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,105,245
                  ----------------------------------------------------------------------------  --------------
                  NETHERLANDS GUILDER--0.4%
                  ----------------------------------------------------------------------------
         285,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                           172,489
                  ----------------------------------------------------------------------------
         220,000  Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                      144,178
                  ----------------------------------------------------------------------------
         650,000  Netherlands Government, 5.75%, 1/15/2004                                             386,389
                  ----------------------------------------------------------------------------
         300,000  Netherlands Government, 6.00%, 1/15/2006                                             178,855
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                881,911
                  ----------------------------------------------------------------------------  --------------
                  NEW ZEALAND DOLLAR--0.2%
                  ----------------------------------------------------------------------------
         205,000  New Zealand Government, 8.00%, 2/15/2001                                             151,629
                  ----------------------------------------------------------------------------
         270,000  New Zealand Government, Bond, 8.00%, 7/15/1998                                       195,293
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                346,922
                  ----------------------------------------------------------------------------  --------------
                  NORWEGIAN KRONE--0.3%
                  ----------------------------------------------------------------------------
       1,429,000  NGB Bond, 9.00%, 1/31/1999                                                           242,249
                  ----------------------------------------------------------------------------
       1,620,000  Norwegian Government, Bond, 7.00%, 5/31/2001                                         268,999
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN
    CURRENCY                                                                                        VALUE
      PAR                                                                                          IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  NORWEGIAN KRONE--CONTINUED
                  ----------------------------------------------------------------------------
       1,215,000  Norwegian Government, Foreign Gov't. Guarantee, 5.75%,
                  11/30/2004                                                                    $      185,961
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                697,209
                  ----------------------------------------------------------------------------  --------------
                  PORTUGESE ESCUDO--0.1%
                  ----------------------------------------------------------------------------
      33,000,000  Portuguese Ot's, Bond, 11.875%, 2/23/2000                                            246,597
                  ----------------------------------------------------------------------------  --------------
                  SPANISH PESETA--0.5%
                  ----------------------------------------------------------------------------
      40,000,000  Spanish Government, 10.00%, 2/28/2005                                                366,898
                  ----------------------------------------------------------------------------
      30,000,000  Spanish Government, Bond, 8.80%, 4/30/2006                                           254,863
                  ----------------------------------------------------------------------------
      16,740,000  Spanish Government, Bond, 9.40%, 4/30/1999                                           138,944
                  ----------------------------------------------------------------------------
      15,030,000  Spanish Government, Deb., 10.10%, 2/28/2001                                          132,501
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                893,206
                  ----------------------------------------------------------------------------  --------------
                  SWEDISH KRONA--0.3%
                  ----------------------------------------------------------------------------
       1,000,000  Stadshypotekskas, Foreign Spanish Government Guarantee, Series 1551, 7.50%,
                  3/17/1999                                                                            155,221
                  ----------------------------------------------------------------------------
       2,400,000  Sweden, 6.00%, 2/9/2005                                                              338,504
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                493,725
                  ----------------------------------------------------------------------------  --------------
                  UNITED KINGDOM POUND--1.0%
                  ----------------------------------------------------------------------------
         366,000  British Gas PLC, 8.875%, 7/8/2008                                                    646,484
                  ----------------------------------------------------------------------------
         145,000  UK Treasury, Deb., 8.50%, 12/7/2005                                                  262,444
                  ----------------------------------------------------------------------------
         375,000  UK Conversion, 9.00%, 3/3/2000                                                       668,095
                  ----------------------------------------------------------------------------
          60,000  UK Treasury, Bond, 8.00%, 12/7/2015                                                  105,855
                  ----------------------------------------------------------------------------
         180,000  United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                      302,244
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,985,122
                  ----------------------------------------------------------------------------  --------------
                  TOTAL FOREIGN BONDS                                                               14,418,217
                  ----------------------------------------------------------------------------  --------------
                  TOTAL BONDS (IDENTIFIED COST $84,813,883)                                         87,074,038
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
CASH EQUIVALENT--6.5%
----------------------------------------------------------------------------------------------
                  (C)REPURCHASE AGREEMENT--6.5%
                  ----------------------------------------------------------------------------
$     12,760,000  BT Securities Corporation, 5.720%, dated 11/29/1996, due
                  12/2/1996 (AT AMORTIZED COST)                                                 $   12,760,000
                  ----------------------------------------------------------------------------  --------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $181,761,615)(D)                           $  195,503,417
                  ----------------------------------------------------------------------------  --------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $3,749,206 which represents 1.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.


(d) The cost of investments for federal tax purposes amounts to $181,859,746. The net unrealized appreciation of investments on a federal tax basis amounts to $13,643,671 which is comprised of $15,792,579 appreciation and $2,148,908 depreciation at November 30, 1996.



Note: The categories of investments are shown as a percentage of net assets
      ($196,463,347) at November 30, 1996.


The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GDR--Global Depository Receipt
GTD--Guaranty
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company

SPA--Standby Purchase Agreement



*MID-AMERICAN WASTE SYSTEMS, INC.



On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------


**MOBILEMEDIA COMMUNICATIONS.



On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $181,761,615, and tax cost $181,859,746)  $ 195,503,417
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost $18,886)                                            18,886
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        2,023,744
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            499,775
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 178,038
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           24,672
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       198,248,532
---------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------
Payable for investments purchased                                                       $ 1,464,746
--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  71,663
--------------------------------------------------------------------------------------
Payable to Bank                                                                             104,277
--------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    8,594
--------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                 841
--------------------------------------------------------------------------------------
Accrued expenses                                                                            135,064
--------------------------------------------------------------------------------------  -----------
    Total liabilities                                                                                    1,785,185
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 16,073,938 shares outstanding                                                         $ 196,463,347
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 176,771,334
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, translation of assets and liabilities
in foreign currency and futures contracts                                                               13,742,353
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions
and futures contracts                                                                                    4,772,024
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      1,177,636
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 196,463,347
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
Institutional Shares: $136,255,381 / 11,139,678 shares outstanding                                          $12.23
---------------------------------------------------------------------------------------------------  -------------
Select Shares: $60,207,966 / 4,934,260 shares outstanding                                                   $12.20
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $53,139)                                                  $1,346,574
----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $28,552) (net of foreign taxes withheld of $9,019)             5,772,747
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       7,119,321
----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,108,082
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    155,001
-----------------------------------------------------------------------------------------
Custodian fees                                                                               136,787
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     105,068
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,817
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 14,561
-----------------------------------------------------------------------------------------
Legal fees                                                                                     4,122
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     88,456
-----------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                     331,734
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                               258,783
-----------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                      110,578
-----------------------------------------------------------------------------------------
Share registration costs                                                                      69,233
-----------------------------------------------------------------------------------------
Printing and postage                                                                          70,759
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             5,003
-----------------------------------------------------------------------------------------
Taxes                                                                                          2,783
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 18,452
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         2,484,219
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $(299,180)
------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                             (110,578)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                       (207,026)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (616,784)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   1,867,435
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      5,251,886
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions and futures contracts                  5,108,532
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets and liabilities
in foreign currency and futures contracts                                                              7,820,439
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments, foreign currency and futures contracts           12,928,971
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $18,180,857
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996           1995
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------
Net investment income                                                                 $   5,251,886  $  2,388,609
------------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency
transactions, and futures contracts ($4,840,279 and $2,146,546
net gains, respectively, as computed for federal tax purposes)                            5,108,532     1,792,344
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments, translation of assets and liabilities in foreign
currency and futures contracts                                                            7,820,439     6,797,361
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from operations                                       18,180,857    10,978,314
------------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------------------
  Institutional Shares                                                                   (3,611,245)   (1,589,524)
------------------------------------------------------------------------------------
  Select Shares                                                                          (1,261,400)     (320,621)
------------------------------------------------------------------------------------
Distributions from net realized gains on investments,
foreign currency transactions and futures contracts
------------------------------------------------------------------------------------
  Institutional Shares                                                                   (1,417,081)      --
------------------------------------------------------------------------------------
  Select Shares                                                                            (583,800)      --
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from distributions to
    shareholders                                                                         (6,873,526)   (1,910,145)
------------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------
Proceeds from sale of shares                                                            111,287,688    63,762,378
------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                 4,340,056     1,014,253
------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (26,142,343)  (10,099,348)
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from share transactions                               89,485,401    54,677,283
------------------------------------------------------------------------------------  -------------  ------------
         Change in net assets                                                           100,792,732    63,745,452
------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------
Beginning of period                                                                      95,670,615    31,925,163
------------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income
of $1,177,636 and $885,488, respectively)                                             $ 196,463,347  $ 95,670,615
------------------------------------------------------------------------------------  -------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.


The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign Securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment companies. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
     ACCUMULATED           UNDISTRIBUTED NET
  NET REALIZED GAIN        INVESTMENT INCOME
      $   87,093              ($   87,093)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------
     and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $1,052,413 on futures contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                    IN                       UNREALIZED
                                               CONTRACTS TO      EXCHANGE     CONTRACTS     APPRECIATION
    CONTRACTS SOLD        SETTLEMENT DATE     DELIVER/RECEIVE       FOR       AT VALUE     (DEPRECIATION)
Brazilian Real          December 2, 1996            11,402       $  11,054    $  11,038       $      16
Brazilian Real          December 2, 1996             7,594           7,353        7,351               2
New Zealand Dollar      December 3, 1996           118,720          83,579       84,438            (859)
                                                                                                 ------
    Total                                                                                     ($    841)
                                                                                                 ------


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------
     operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                                                                                                   ACQUISITION
SECURITY                                                                    ACQUISITION DATE           COST
     Acer, Inc., ADR                                                            7/19/1996           $   20,900
     Allied Waste                                                              11/25/1996               50,000
     Astor Corp.                                                                10/2/1996               49,750
     Australis Holdings Pty, Unit                                              10/29/1996               56,880
     Bar Technologies, Inc.                                                     8/28/1996                2,794
     Bayer Corp.                                                                5/21/1996              245,903
     Blue Bird Body Co.                                                        11/13/1996               49,848
     Bombay Suburban Electric Supply, GDR                                       2/29/1996               44,640
     Cheung Kong Infrastructure                                            7/11/1996-8/22/1996          59,912
     China Resources Bejing Land                                                11/5/1996                5,519
     Chilectra S.A., ADR                                                        2/28/1996               16,284
     Clark Material                                                            11/22/1996               50,000
     Commonwealth Installment                                                   7/15/1996               50,502
     Crompton Greaves Ltd., GDR                                             7/1/1996-7/2/1996           60,493
     Dade International, Inc.                                              4/30/1996-6/13/1996         128,156
     Elevadores Atlas                                                           9/25/1996               44,224


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                   ACQUISITION
SECURITY                                                                    ACQUISITION DATE           COST
     Euramax International Plc                                                  9/18/1996               75,375
     First Nationwide Escrow                                                    9/13/1996              101,250
     Freeport Terminal (Malta)                                                  5/12/1995              247,740
     Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                 11/6/1995-1/29/1996          33,772
     HS Resources, Inc.                                                        11/22/1996               99,482
     ICON Fitness Corp.                                                        11/15/1996               51,224
     Intl Knife & Saw, Inc.                                                    10/31/1996               50,000
     International Home Foods                                                  10/29/1996               75,000
     Japan Tobacco,                                                        6/17/1996-7/26/1996         273,048
     Larsen & Toubro Ltd., GDR                                                  6/5/1996                59,700
     Mahindra and Mahindra, GDR                                            1/22/1996-2/2/1996           31,500
     NGC Corp.                                                                 11/15/1996               77,934
     Outsourcing Solutions                                                     10/31/1996               50,000
     Petersen Publishing                                                       11/20/1996               50,000
     Prime Succession Acq.                                                      8/13/1996               50,000
     Ryder TRS, Inc.                                                           11/20/1996               50,000
     Sakura Finance (Bermuda)                                                   9/12/1996              163,191
     Shanghai Industrial Holdings LTD                                           5/23/1996               49,439
     Steel Authority of India, GDR                                         4/22/1996-4/23/1996          32,044
     Statia Terminals                                                          11/22/1996               75,000
     Sumitomo Bank Int'l                                                        6/6/1996                55,081
     Tokheim Corporation                                                   8/16/1996-9/4/1996           76,625
     Westinghouse Electric Corp.                                           9/27/1995-3/14/1996         760,588


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
INSTITUTIONAL SHARES                                        SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                 6,436,864  $   74,361,820   3,678,939  $  39,452,689
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        233,538       2,669,402      72,763        769,585
--------------------------------------------------------
Shares redeemed                                            (1,460,401)    (16,943,185)   (772,807)    (8,225,144)
--------------------------------------------------------  -----------  --------------  ----------  -------------
     Net change resulting from Institutional Shares
     transactions                                           5,210,001  $   60,088,037   2,978,895  $  31,997,130
--------------------------------------------------------  -----------  --------------  ----------  -------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                       1995
SELECT SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                 3,200,775  $  36,925,868   2,233,281  $  24,309,689
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                      146,513      1,670,654      22,609        244,668
---------------------------------------------------------
Shares redeemed                                              (792,466)    (9,199,158)   (177,462)    (1,874,204)
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from Select Shares transactions   2,554,822  $  29,397,364   2,078,428  $  22,680,153
---------------------------------------------------------  ----------  -------------  ----------  -------------
          Net change resulting from share transactions      7,764,823  $  89,485,401   5,057,323  $  54,677,283
---------------------------------------------------------  ----------  -------------  ----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee.

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------
Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets of Select Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $88,474 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,897 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  214,892,993
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  128,619,370
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK


The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At November 30, 1996, the diversification of industries was as follows:

             INDUSTRY                 % OF NET ASSETS                   INDUSTRY                   % OF NET ASSETS
Aerospace & Military Technology                0.1       Health Care                                        4.0
Agency                                         1.6       Industrial Components                              0.1
Automotive                                     0.5       Industrial Products & Equipment                    0.2
Banking                                        1.3       Insurance                                          0.7
Basic Industry                                 2.7       Leisure & Entertainment                            0.2
Beverage & Tobacco                             0.2       Leisure & Tourism                                  0.2
Broadcast Radio & T.V.                         0.5       Machinery & Engineering                            0.7
Broadcasting & Publishing                      0.5       Machinery & Equipment                              0.1
Building Materials & Components                0.1       Manufacturing                                      0.3
Business & Public Services                     0.2       Merchandising                                      0.6
Business Equipment & Services                  0.3       Metals & Mining                                    0.1
Cable Television                               0.6       Miscellaneous Materials & Commodities              0.2
Cash Equivalents                               6.7       Multi-Industry                                     0.4
Chemicals & Plastics                           0.7       Oil & Gas                                          0.8
Clothing & Textiles                            0.1       Pharmaceutical                                     0.2
Construction & Housing                         0.4       Printing & Publishing                              0.3
Consumer Durables                              1.6       Producer Manufacturing                             2.2
Consumer Non-Durables                          4.3       Real Estate                                        0.8
Container & Glass Products                     0.2       Recreation, Other Consumer Goods                   0.4
Cosmetics & Toiletries                         0.1       Retail Trade                                       1.9
Eletric Utilities                              1.5       Services                                           2.2
Electrical & Electronics                       0.7       Sovereign                                          5.2
Electronic Components, Instruments             0.5       State & Provincial                                 0.3
Energy Minerals                                3.4       Steel                                              0.2
Energy Sources                                 0.4       Supranational                                      0.1
Finance                                        5.0       Surface Transportation                             0.4
Finance Intermediaries                         0.7       Tobacco                                            0.1
Finance Services                               0.5       Technology                                         3.6
Food & Drug Retailers                          0.3       Telecommunications                                 0.3
Food & Household Products                      0.4       Telecommunications & Cellular                      0.6
Forest Products & Paper                        0.2       Transportation                                     0.5
Government Agency                              7.2       Treasury Securities                               21.9
Health Care & Personal Care                    0.7       Utilities--Electronic & Gas                        4.0


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Growth Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Growth Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global                                       175 Water Street
                    Research Corp.                                         New York, NY 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------


                                            FEDERATED MANAGED
                                            GROWTH FUND
                                            INSTITUTIONAL SHARES

                                            PROSPECTUS

                                            A Diversified Portfolio
                                            of Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997


[LOGO OF FEDERATED INVESTORS]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

       Cusip 56166K503
       3122010A-IS (1/97)

[RECYCLED PAPER LOGO]


FEDERATED MANAGED GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES
PROSPECTUS

The Select Shares of Federated Managed Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value.

The Select Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these select shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--SELECT SHARES                                            2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      15

TRUST INFORMATION                                                             15
------------------------------------------------------
  Management of the Trust                                                     15
  Distribution of Select Shares                                               19
  Administration of the Fund                                                  20
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               21
------------------------------------------------------

INVESTING IN SELECT SHARES                                                    21
------------------------------------------------------
  Share Purchases                                                             21
  Minimum Investment Required                                                 22
  What Shares Cost                                                            22
  Systematic Investment Program                                               22
  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               23
REDEEMING SELECT SHARES                                                       23
------------------------------------------------------
  Through a Financial Institution                                             23
  Telephone Redemption                                                        23
  Written Requests                                                            24
  Systematic Withdrawal Program                                               24
  Accounts with Low Balances                                                  24

SHAREHOLDER INFORMATION                                                       25
------------------------------------------------------
  Voting Rights                                                               25

TAX INFORMATION                                                               25
------------------------------------------------------
  Federal Income Tax                                                          25
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       26
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    27
------------------------------------------------------

FINANCIAL STATEMENTS                                                          28
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      81
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APPENDIX                                                                      82
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ADDRESSES                                                                     85
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SUMMARY OF FUND EXPENSES
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                                                         SELECT SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.55%
12b-1 Fee (after waiver) (2).............................................................................       0.50%
Total Other Expenses.....................................................................................       0.70%
     Shareholder Services Fee.................................................................       0.25%
          Total Operating Expenses (3)...................................................................       1.75%



------------
(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.75%.

(3) The total operating expenses would have been 2.20% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.



     Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Select Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Select Shares" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $18        $55        $95        $206


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
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(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 81.

                                                                                         YEAR ENDED NOVEMBER 30,
                                                                                      1996       1995       1994(A)

----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   11.50  $    9.81   $   10.00
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INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                  0.36       0.23        0.15
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  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                      0.94       1.79       (0.24)
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                       1.30       2.02       (0.09)
----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.37)     (0.33)      (0.10)
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                   (0.23)    --          --
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                   (0.60)     (0.33)      (0.10)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   12.20  $   11.50   $    9.81
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                        11.75%     20.95%      (0.90%)
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RATIOS TO AVERAGE NET ASSETS
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  Expenses                                                                               1.75%      1.75%       1.70%*
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  Net investment income                                                                  3.06%      3.48%       3.53%*
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  Expense waiver/reimbursement (c)                                                       0.45%      0.76%       1.15%*
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SUPPLEMENTAL DATA
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  Net assets, end of period (000 omitted)                                             $60,208    $27,358  $    2,952
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  Average commission rate paid                                                        $0.0020
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  Portfolio turnover                                                                       95%       106%         71 %
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   * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, whch can be obtained free of charge.
(See Notes which are an integral part of the Financial Statements)




GENERAL INFORMATION
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The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares.

Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.


INVESTMENT INFORMATION
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INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70 percent of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks and equity reserves.

The Fund will invest between 30 and 50 percent of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                              RANGE
EQUITIES                                    50-70%
Large Company Stocks                        0-70%
Utility Stocks                              0-7.5%
Small Company Stocks                        0-21%
Foreign Stocks                              0-21%
Equity Reserves                             0-15%

BONDS                                       30-50%
U.S. Treasury Securities                    0-45%
Mortgage-Backed Securities                  0-15%
Investment-Grade Corporate Bonds            0-15%
High Yield Corporate Bonds                  0-15%
Foreign Bonds                               0-15%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 70 percent of its total assets in large company stocks.
     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 21 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 21 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 15 percent of its total assets in equity reserves.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securites. The average duration of the Fund's Bond Assets will be not less than three nor more than seven years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 45 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 15 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 15 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 15 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.
         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 15 percent of its total assets in foreign bonds.


ACCEPTABLE INVESTMENTS

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.
     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;


       notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;


       notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and


       notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:
       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

       other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

             Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

             The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

       Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.
       The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.


FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.


The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 21% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management , a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.

PORTFOLIO MANAGERS' BACKGROUNDS


Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered
Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


The portfolio managers for each of the individual asset categories are as follows:


Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.


Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/ Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.

Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.
Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.


Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF SELECT SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of
 .75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to.25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE          NET ASSETS OF THE FEDERATED FUNDS
         .15%                     on the first $250 million
         .125%                    on the next $250 million
         .10%                     on the next $250 million
         .075%               on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
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The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. INVESTING IN SELECT SHARES
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SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Growth Fund-- Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Growth Fund--Select Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SELECT SHARES
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The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SYSTEMATIC WITHDRAWAL PROGRAM



Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.
Institutional Shares are distributed without a 12b-1 Plan but are subject to shareholder services fees.

Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class.


To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.



FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 81.

                                                                                         YEAR ENDED NOVEMBER 30,
                                                                                      1996       1995       1994(A)

----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   11.52  $    9.82   $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                  0.41       0.40        0.20
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                      0.97       1.70       (0.26)
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                       1.38       2.10       (0.06)
----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.44)     (0.40)      (0.12)
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                   (0.23)    --          --
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                   (0.67)     (0.40)      (0.12)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   12.23  $   11.52   $    9.82
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                        12.54%     21.79%      (0.59%)
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                               1.05%      1.00%       0.89%*
----------------------------------------------------------------------------------
  Net investment income                                                                  3.77%      4.29%       4.28%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       0.40%      0.76%       0.90%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $136,255    $68,313     $28,973
----------------------------------------------------------------------------------
  Average commission rate paid                                                        $0.0020
----------------------------------------------------------------------------------
  Portfolio turnover                                                                       95%       106%         71 %
----------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, whch can be obtained free of charge.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--48.7%
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--25.5%
                  ----------------------------------------------------------------------------
                  BASIC INDUSTRY--1.8%
                  ----------------------------------------------------------------------------
          30,700  Allegheny Teledyne, Inc.                                                      $      717,613
                  ----------------------------------------------------------------------------
          10,100  Betz Laboratories, Inc.                                                              584,538
                  ----------------------------------------------------------------------------
           5,500  Du Pont (E.I.) de Nemours & Co.                                                      518,375
                  ----------------------------------------------------------------------------
          10,000  Great Lakes Chemical Corp.                                                           536,250
                  ----------------------------------------------------------------------------
          49,000  LTV Corporation                                                                      526,750
                  ----------------------------------------------------------------------------
          17,400  Morton International, Inc.                                                           702,525
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,586,051
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER DURABLES--1.0%
                  ----------------------------------------------------------------------------
          13,800  General Motors Corp., Class H                                                        752,100
                  ----------------------------------------------------------------------------
           7,400  General Motors Corp.                                                                 426,425
                  ----------------------------------------------------------------------------
           9,500  Martin Marietta Materials                                                            223,250
                  ----------------------------------------------------------------------------
          22,300  Rubbermaid, Inc.                                                                     535,200
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,936,975
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER NON-DURABLES--3.5%
                  ----------------------------------------------------------------------------
           9,100  Avon Products, Inc.                                                                  507,325
                  ----------------------------------------------------------------------------
           6,100  CPC International, Inc.                                                              507,825
                  ----------------------------------------------------------------------------
          10,000  Dole Food, Inc., ACES, $2.7475                                                       398,750
                  ----------------------------------------------------------------------------
           8,700  Heinz (H.J.) Co.                                                                     329,513
                  ----------------------------------------------------------------------------
          33,000  IBP, Inc.                                                                            816,750
                  ----------------------------------------------------------------------------
           6,000  Kimberly-Clark Corp.                                                                 586,500
                  ----------------------------------------------------------------------------
          13,050  Philip Morris Cos., Inc.                                                           1,345,781
                  ----------------------------------------------------------------------------
          14,500  Tambrands, Inc.                                                                      619,875
                  ----------------------------------------------------------------------------
           7,700  Unilever N.V.                                                                      1,333,063
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER NON-DURABLES--CONTINUED
                  ----------------------------------------------------------------------------
           7,600  V.F. Corp.                                                                    $      515,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,961,232
                  ----------------------------------------------------------------------------  --------------
                  ENERGY MINERALS--3.0%
                  ----------------------------------------------------------------------------
          15,100  Baker Hughes, Inc.                                                                   553,038
                  ----------------------------------------------------------------------------
          12,300  Chevron Corp.                                                                        824,100
                  ----------------------------------------------------------------------------
           7,700  Exxon Corp.                                                                          728,613
                  ----------------------------------------------------------------------------
          22,400  Occidental Petroleum Corp.                                                           537,600
                  ----------------------------------------------------------------------------
           2,800  Royal Dutch Petroleum Co.                                                            475,650
                  ----------------------------------------------------------------------------
           8,600  Texaco, Inc.                                                                         852,475
                  ----------------------------------------------------------------------------
          31,000  USX-Marathon Group                                                                   709,125
                  ----------------------------------------------------------------------------
          22,381  Union Pacific Resources Group, Inc.                                                  668,632
                  ----------------------------------------------------------------------------
           7,500  (a)Western Atlas, Inc.                                                               528,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              5,877,983
                  ----------------------------------------------------------------------------  --------------
                  FINANCE--3.8%
                  ----------------------------------------------------------------------------
          13,913  Allstate Corp.                                                                       838,258
                  ----------------------------------------------------------------------------
           8,300  CIGNA Corp.                                                                        1,173,413
                  ----------------------------------------------------------------------------
           8,500  Chase Manhattan Corp.                                                                803,250
                  ----------------------------------------------------------------------------
           5,500  Citicorp                                                                             600,875
                  ----------------------------------------------------------------------------
           7,200  Dean Witter, Discover & Co.                                                          492,300
                  ----------------------------------------------------------------------------
          21,300  Federal National Mortgage Association                                                878,625
                  ----------------------------------------------------------------------------
           9,500  Marsh & McLennan Cos., Inc.                                                        1,077,063
                  ----------------------------------------------------------------------------
          11,500  National City Corp.                                                                  533,313
                  ----------------------------------------------------------------------------
          10,100  Providian Corp.                                                                      540,350
                  ----------------------------------------------------------------------------
          12,333  Travelers Group, Inc.                                                                555,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              7,492,447
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  HEALTH CARE--3.0%
                  ----------------------------------------------------------------------------
          13,500  Abbott Laboratories                                                           $      752,625
                  ----------------------------------------------------------------------------
          11,900  (a)American Home Products Corp.                                                      764,575
                  ----------------------------------------------------------------------------
          17,000  Bard (C.R.), Inc.                                                                    476,000
                  ----------------------------------------------------------------------------
          24,800  (a)Biomet, Inc.                                                                      409,200
                  ----------------------------------------------------------------------------
           8,200  Bristol-Myers Squibb Co.                                                             932,750
                  ----------------------------------------------------------------------------
          11,700  Columbia/HCA Healthcare Corp.                                                        468,000
                  ----------------------------------------------------------------------------
          30,700  (a)Healthsource, Inc.                                                                345,375
                  ----------------------------------------------------------------------------
           6,900  Merck & Co., Inc.                                                                    572,700
                  ----------------------------------------------------------------------------
           7,200  Smithkline Beecham, ADR                                                              495,900
                  ----------------------------------------------------------------------------
          13,200  United Healthcare Corp.                                                              569,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              5,786,375
                  ----------------------------------------------------------------------------  --------------
                  PRODUCER MANUFACTURING--1.9%
                  ----------------------------------------------------------------------------
           6,500  (a)FMC Corp.                                                                         502,125
                  ----------------------------------------------------------------------------
           6,700  General Electric Co.                                                                 696,800
                  ----------------------------------------------------------------------------
           8,300  Loews Corp.                                                                          769,825
                  ----------------------------------------------------------------------------
           9,700  Textron, Inc.                                                                        925,138
                  ----------------------------------------------------------------------------
          45,000  (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                769,230
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,663,118
                  ----------------------------------------------------------------------------  --------------
                  RETAIL TRADE--1.2%
                  ----------------------------------------------------------------------------
          17,100  Dayton-Hudson Corp.                                                                  664,763
                  ----------------------------------------------------------------------------
          17,000  Sears, Roebuck & Co.                                                                 845,750
                  ----------------------------------------------------------------------------
          35,300  Wal-Mart Stores, Inc.                                                                900,150
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,410,663
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--1.0%
                  ----------------------------------------------------------------------------
          18,500  Block (H&R), Inc.                                                                    541,125
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  SERVICES--CONTINUED
                  ----------------------------------------------------------------------------
          28,000  Browning-Ferris Industries, Inc.                                              $      752,500
                  ----------------------------------------------------------------------------
           8,100  Gannett Co., Inc.                                                                    635,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,929,475
                  ----------------------------------------------------------------------------  --------------
                  TECHNOLOGY--2.1%
                  ----------------------------------------------------------------------------
          18,000  (a)Analog Devices, Inc.                                                              578,250
                  ----------------------------------------------------------------------------
          15,800  Electronic Data Systems Corp.                                                        764,325
                  ----------------------------------------------------------------------------
           5,500  Intel Corp.                                                                          697,813
                  ----------------------------------------------------------------------------
           1,900  International Business Machines Corp.                                                302,813
                  ----------------------------------------------------------------------------
           4,102  Lockheed Martin Corp.                                                                371,744
                  ----------------------------------------------------------------------------
           4,634  Lucent Technologies, Inc.                                                            237,493
                  ----------------------------------------------------------------------------
           8,400  Raytheon Co.                                                                         429,450
                  ----------------------------------------------------------------------------
          11,100  (a)Rockwell International Corp.                                                      713,175
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              4,095,063
                  ----------------------------------------------------------------------------  --------------
                  TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
          14,000  (a)KLM Royal Dutch Airlines                                                          365,750
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--3.0%
                  ----------------------------------------------------------------------------
          14,300  AT&T Corp.                                                                           561,275
                  ----------------------------------------------------------------------------
          14,600  CMS Energy Corp.                                                                     474,500
                  ----------------------------------------------------------------------------
           9,900  (a)Columbia Gas System, Inc.                                                         639,788
                  ----------------------------------------------------------------------------
          15,000  Enron Corp.                                                                          686,250
                  ----------------------------------------------------------------------------
          10,000  FPL Group, Inc.                                                                      461,250
                  ----------------------------------------------------------------------------
          17,700  GTE Corp.                                                                            794,288
                  ----------------------------------------------------------------------------
          37,600  MCI Communications Corp.                                                           1,146,800
                  ----------------------------------------------------------------------------
          19,900  Pacific Gas & Electric Co.                                                           480,088
                  ----------------------------------------------------------------------------
          17,600  Southern Co.                                                                         391,600
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  LARGE-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  UTILITIES--CONTINUED
                  ----------------------------------------------------------------------------
          17,000  TECO Energy, Inc.                                                             $      414,375
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,050,214
                  ----------------------------------------------------------------------------  --------------
                  TOTAL LARGE-COMPANY                                                               50,155,346
                  ----------------------------------------------------------------------------  --------------
                  SMALL-COMPANY--7.7%
                  ----------------------------------------------------------------------------
                  BASIC INDUSTRY--0.5%
                  ----------------------------------------------------------------------------
          10,500  (a)Chirex, Inc.                                                                      112,875
                  ----------------------------------------------------------------------------
           3,500  Donaldson Company, Inc.                                                              106,750
                  ----------------------------------------------------------------------------
           5,200  (a)Fibreboard Corp.                                                                  180,050
                  ----------------------------------------------------------------------------
           7,900  (a)Royal Plastics Group Ltd.                                                         142,200
                  ----------------------------------------------------------------------------
          12,200  Spartech Corp.                                                                       129,625
                  ----------------------------------------------------------------------------
          11,500  (a)Synthetech, Inc.                                                                   94,875
                  ----------------------------------------------------------------------------
           2,000  Texas Industries, Inc.                                                               113,750
                  ----------------------------------------------------------------------------
           4,100  (a)Titanium Metals Corp.                                                             137,350
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,017,475
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER DURABLES--0.6%
                  ----------------------------------------------------------------------------
           7,800  Action Performance Companies, Inc.                                                   133,575
                  ----------------------------------------------------------------------------
           2,100  Carlisle Cos., Inc.                                                                  120,750
                  ----------------------------------------------------------------------------
           5,875  Cavalier Homes, Inc.                                                                  66,094
                  ----------------------------------------------------------------------------
           6,800  (a)Champion Enterprises, Inc.                                                        141,950
                  ----------------------------------------------------------------------------
           4,900  Coachmen Industries, Inc.                                                            124,950
                  ----------------------------------------------------------------------------
           6,900  (a)Equity Marketing, Inc.                                                            158,700
                  ----------------------------------------------------------------------------
           3,300  (a)K2, Inc.                                                                           85,800
                  ----------------------------------------------------------------------------
           4,400  Lewis Galoob Toys, Inc.                                                              128,150
                  ----------------------------------------------------------------------------
           6,000  Norwood Promotional Products                                                          96,750
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER DURABLES--CONTINUED
                  ----------------------------------------------------------------------------
           2,500  Wynns International, Inc.                                                     $       72,813
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,129,532
                  ----------------------------------------------------------------------------  --------------
                  CONSUMER NON-DURABLES--0.3%
                  ----------------------------------------------------------------------------
           6,600  (a)Helen of Troy Ltd.                                                                141,900
                  ----------------------------------------------------------------------------
           9,500  (a)Morningstar Group, Inc.                                                           163,875
                  ----------------------------------------------------------------------------
           2,700  (a)Mossimo, Inc.                                                                      40,838
                  ----------------------------------------------------------------------------
           2,900  Natures Sunshine Products, Inc.                                                       58,725
                  ----------------------------------------------------------------------------
           7,700  (a)Sport-Haley Inc.                                                                  113,575
                  ----------------------------------------------------------------------------
           4,200  Worthington Foods, Inc.                                                              107,100
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                626,013
                  ----------------------------------------------------------------------------  --------------
                  ENERGY MINERALS--0.3%
                  ----------------------------------------------------------------------------
           4,200  (a)Belden & Blake Corp.                                                              106,050
                  ----------------------------------------------------------------------------
           2,100  (a)Cliffs Drilling Co.                                                               109,200
                  ----------------------------------------------------------------------------
           2,200  (a)Energy Ventures, Inc.                                                             108,075
                  ----------------------------------------------------------------------------
           7,700  (a)Key Production Co.                                                                 97,213
                  ----------------------------------------------------------------------------
           6,500  Lomak Petroleum, Inc.                                                                106,438
                  ----------------------------------------------------------------------------
           5,700  (a)Pool Energy Services Co.                                                           84,075
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                611,051
                  ----------------------------------------------------------------------------  --------------
                  FINANCE--1.2%
                  ----------------------------------------------------------------------------
           8,900  (a)ACC Consumer Finance Corp.                                                         81,213
                  ----------------------------------------------------------------------------
           3,300  Aames Financial Corp                                                                 141,488
                  ----------------------------------------------------------------------------
           1,900  CMAC Investment Corp.                                                                144,875
                  ----------------------------------------------------------------------------
           3,100  Capital Re Corp.                                                                     118,963
                  ----------------------------------------------------------------------------
          10,000  Commonwealth Bancorp                                                                 145,000
                  ----------------------------------------------------------------------------
          10,900  (a)Consumer Portfolio Services                                                       140,338
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  FINANCE--CONTINUED
                  ----------------------------------------------------------------------------
           4,300  (a)Delphi Financial Group, Inc., Class A                                      $      121,475
                  ----------------------------------------------------------------------------
           3,300  (a)Delta Financial Corp.                                                              75,488
                  ----------------------------------------------------------------------------
           3,600  Donegal Group, Inc.                                                                   69,750
                  ----------------------------------------------------------------------------
           4,900  (a)Electro Rent Corp.                                                                117,600
                  ----------------------------------------------------------------------------
           6,100  (a)Everen Capital Corp.                                                              137,250
                  ----------------------------------------------------------------------------
           4,200  Executive Risk, Inc.                                                                 168,000
                  ----------------------------------------------------------------------------
           4,100  (a)First Merchants Acceptance Corp.                                                   86,100
                  ----------------------------------------------------------------------------
           3,200  Frontier Insurance Group, Inc.                                                       122,400
                  ----------------------------------------------------------------------------
           2,400  (a)Insignia Financial Group, Inc., Class A                                            54,600
                  ----------------------------------------------------------------------------
           1,100  (a)Markel Corp.                                                                       93,500
                  ----------------------------------------------------------------------------
           4,200  Penn-America Group, Inc.                                                              66,675
                  ----------------------------------------------------------------------------
           7,500  (a)Southern Pacific Funding                                                          238,125
                  ----------------------------------------------------------------------------
           3,400  (a)UICI                                                                               95,200
                  ----------------------------------------------------------------------------
           4,500  Vesta Insurance Group, Inc.                                                          145,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,363,165
                  ----------------------------------------------------------------------------  --------------
                  HEALTH CARE--0.8%
                  ----------------------------------------------------------------------------
           5,200  (a)American HomePatient, Inc.                                                        120,250
                  ----------------------------------------------------------------------------
           3,480  (a)Bio Rad Laboratories, Inc., Class A                                               103,965
                  ----------------------------------------------------------------------------
           9,000  (a)Biosource International, Inc.                                                      63,563
                  ----------------------------------------------------------------------------
           4,300  Chad Therapeutics Inc.                                                                67,725
                  ----------------------------------------------------------------------------
           5,700  (a)Curative Technologies, Inc.                                                       148,200
                  ----------------------------------------------------------------------------
          13,500  (a)Diagnostic Health Services, Inc.                                                   94,500
                  ----------------------------------------------------------------------------
           3,500  (a)Geltex Pharmaceuticals, Inc.                                                       62,563
                  ----------------------------------------------------------------------------
           4,300  (a)Genesis Health Ventures, Inc.                                                     119,863
                  ----------------------------------------------------------------------------
           1,600  (a)Medicis Pharmaceutical Corp., Class A                                              70,200
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  HEALTH CARE--CONTINUED
                  ----------------------------------------------------------------------------
           8,200  (a)OrthoLogic Corp.                                                           $       50,225
                  ----------------------------------------------------------------------------
          10,000  (a)Physician Computer Network, Inc.                                                   82,500
                  ----------------------------------------------------------------------------
           9,000  (a)Prime Medical Services                                                            104,625
                  ----------------------------------------------------------------------------
           7,900  (a)Rotech Medical Corp.                                                              134,300
                  ----------------------------------------------------------------------------
           2,100  (a)Safeskin Corp.                                                                    108,675
                  ----------------------------------------------------------------------------
           3,500  (a)Sierra Health Services, Inc.                                                       86,188
                  ----------------------------------------------------------------------------
           3,800  (a)Universal Health Services, Inc., Class B                                          107,350
                  ----------------------------------------------------------------------------
           4,900  (a)UroCor, Inc.                                                                       47,163
                  ----------------------------------------------------------------------------
           6,000  (a)Veterinary Centers of America                                                      63,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,635,605
                  ----------------------------------------------------------------------------  --------------
                  PRODUCER MANUFACTURING--0.3%
                  ----------------------------------------------------------------------------
           2,900  (a)Cable Design Technologies, Class A                                                 84,825
                  ----------------------------------------------------------------------------
           5,400  (a)Maverick Tube Corp.                                                                85,725
                  ----------------------------------------------------------------------------
           3,020  (a)NCI Building System, Inc.                                                          86,825
                  ----------------------------------------------------------------------------
           3,100  (a)Reliance Steel & Aluminum Co.                                                     116,250
                  ----------------------------------------------------------------------------
           3,400  (a)Sinter Metals, Inc.                                                                85,000
                  ----------------------------------------------------------------------------
           4,500  (a)US Office Products Co.                                                            139,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                598,125
                  ----------------------------------------------------------------------------  --------------
                  RETAIL TRADE--0.6%
                  ----------------------------------------------------------------------------
           7,000  (a)Amrion, Inc.                                                                      160,125
                  ----------------------------------------------------------------------------
           3,020  (a)MSC Industrial Direct Co.                                                         112,873
                  ----------------------------------------------------------------------------
           6,500  (a)Microage, Inc.                                                                    147,063
                  ----------------------------------------------------------------------------
           5,100  (a)Pacific Sunwear of California                                                     137,700
                  ----------------------------------------------------------------------------
           8,400  (a)Paul Harris Stores, Inc.                                                          153,300
                  ----------------------------------------------------------------------------
           5,000  (a)Pomeroy Computer Resources                                                        136,875
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  RETAIL TRADE--CONTINUED
                  ----------------------------------------------------------------------------
           3,300  (a)Regis Corp. Minnesota                                                      $       82,500
                  ----------------------------------------------------------------------------
           4,200  Riser Foods, Inc.                                                                    128,100
                  ----------------------------------------------------------------------------
           3,900  (a)Stein Mart, Inc.                                                                   74,588
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,133,124
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--1.1%
                  ----------------------------------------------------------------------------
           7,100  (a)ATC Communications, Inc.                                                          109,163
                  ----------------------------------------------------------------------------
           2,400  American List Corp.                                                                   70,800
                  ----------------------------------------------------------------------------
           4,000  (a)BARRA, Inc.                                                                       104,000
                  ----------------------------------------------------------------------------
           4,200  (a)CDI Corp.                                                                         122,325
                  ----------------------------------------------------------------------------
           1,700  (a)Caribiner International, Inc.                                                      75,013
                  ----------------------------------------------------------------------------
           2,200  (a)Catalina Marketing Corp.                                                          112,200
                  ----------------------------------------------------------------------------
           4,800  (a)Consolidated Graphics, Inc.                                                       218,400
                  ----------------------------------------------------------------------------
           7,400  Employee Solutions, Inc.                                                             136,900
                  ----------------------------------------------------------------------------
           7,100  FactSet Research Systems                                                             166,850
                  ----------------------------------------------------------------------------
           2,000  HA-LO Industries, Inc.                                                                77,000
                  ----------------------------------------------------------------------------
           6,700  (a)National Education Corp.                                                           94,638
                  ----------------------------------------------------------------------------
           3,500  (a)Newpark Resources, Inc.                                                           122,500
                  ----------------------------------------------------------------------------
           4,500  (a)Personnel Group of America, Inc.                                                  101,813
                  ----------------------------------------------------------------------------
           3,000  (a)Premier Parks, Inc.                                                                96,375
                  ----------------------------------------------------------------------------
           7,300  (a)Prepaid Legal Services, Inc.                                                      101,288
                  ----------------------------------------------------------------------------
           6,500  (a)Prime Hospitality Corp.                                                           108,063
                  ----------------------------------------------------------------------------
           4,650  (a)Right Management Consultants                                                       90,094
                  ----------------------------------------------------------------------------
           1,500  (a)Univision Communications, Inc., Class A                                            59,625
                  ----------------------------------------------------------------------------
           1,500  (a)Volt Information Science, Inc.                                                     52,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,019,547
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  TECHNOLOGY--1.6%
                  ----------------------------------------------------------------------------
           9,200  (a)Alphanet Solutions, Inc.                                                   $      112,700
                  ----------------------------------------------------------------------------
          12,600  (a)Award Software International, Inc.                                                113,400
                  ----------------------------------------------------------------------------
           3,400  (a)Burr Brown Corp.                                                                   88,400
                  ----------------------------------------------------------------------------
           1,900  (a)Claremont Technology Group                                                         46,550
                  ----------------------------------------------------------------------------
           7,300  (a)Cognex Corp.                                                                      144,175
                  ----------------------------------------------------------------------------
           3,800  Computer Task Group, Inc.                                                            159,125
                  ----------------------------------------------------------------------------
           6,800  (a)Digital Systems Int., Inc.                                                        104,550
                  ----------------------------------------------------------------------------
           4,000  (a)Ducommun, Inc.                                                                     88,500
                  ----------------------------------------------------------------------------
           2,400  (a)Dupont Photomasks, Inc.                                                            99,600
                  ----------------------------------------------------------------------------
           7,700  (a)EIS International, Inc.                                                            67,375
                  ----------------------------------------------------------------------------
           7,000  (a)ESS Technology, Inc.                                                              138,250
                  ----------------------------------------------------------------------------
           4,900  (a)Elexsys International, Inc.                                                        81,463
                  ----------------------------------------------------------------------------
           8,000  (a)Firearms Training Systems, Inc.                                                   110,500
                  ----------------------------------------------------------------------------
           2,800  (a)IA Corporation I                                                                   15,750
                  ----------------------------------------------------------------------------
           5,900  (a)II-VI, Inc.                                                                       155,613
                  ----------------------------------------------------------------------------
           5,500  Innovex, Inc.                                                                        223,438
                  ----------------------------------------------------------------------------
           4,500  (a)Integrated Measurement Systems, Inc                                                79,875
                  ----------------------------------------------------------------------------
           5,800  (a)Intervoice, Inc.                                                                   73,225
                  ----------------------------------------------------------------------------
           3,400  (a)Perceptron, Inc.                                                                  117,725
                  ----------------------------------------------------------------------------
           5,000  (a)Photronic Labs, Inc.                                                              157,500
                  ----------------------------------------------------------------------------
           9,500  (a)Raster Graphics Inc.                                                               99,750
                  ----------------------------------------------------------------------------
           5,600  (a)Sandisk Corp.                                                                      77,000
                  ----------------------------------------------------------------------------
           9,500  (a)StorMedia, Inc.                                                                   121,125
                  ----------------------------------------------------------------------------
           5,500  (a)Stratasys, Inc.                                                                    91,438
                  ----------------------------------------------------------------------------
           2,500  (a)Supertex, Inc.                                                                     47,500
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  SMALL-COMPANY--CONTINUED
                  ----------------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  ----------------------------------------------------------------------------
           3,700  (a)Tollgrade Communications, Inc.                                             $       89,725
                  ----------------------------------------------------------------------------
           4,100  (a)Tracor, Inc.                                                                       90,200
                  ----------------------------------------------------------------------------
           4,500  (a)Trident International, Inc.                                                        88,875
                  ----------------------------------------------------------------------------
           6,600  (a)Trusted Information Systems                                                        79,200
                  ----------------------------------------------------------------------------
           3,400  (a)USCS International, Inc.                                                           56,950
                  ----------------------------------------------------------------------------
           6,000  (a)Voxware, Inc.                                                                      46,500
                  ----------------------------------------------------------------------------
           2,400  Wyle Labs                                                                             86,400
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              3,152,377
                  ----------------------------------------------------------------------------  --------------
                  TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
           3,200  Airlines Express International Corp.                                                 104,600
                  ----------------------------------------------------------------------------
           2,100  (a)Alaska Air Group, Inc.                                                             50,663
                  ----------------------------------------------------------------------------
           2,000  Expeditors International Washington, Inc.                                             89,000
                  ----------------------------------------------------------------------------
           4,400  USFreightways Corp.                                                                  114,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                358,388
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--0.2%
                  ----------------------------------------------------------------------------
           3,000  (a)Atlantic Telephone Network, Inc.                                                   56,625
                  ----------------------------------------------------------------------------
           1,200  (a)Columbia Gas System, Inc.                                                          77,550
                  ----------------------------------------------------------------------------
           2,700  Leviathan Gas Pipe Line, Inc.                                                        122,850
                  ----------------------------------------------------------------------------
           4,200  (b)NGC Corp.                                                                          91,350
                  ----------------------------------------------------------------------------
           3,000  TNP Enterprises, Inc.                                                                 76,500
                  ----------------------------------------------------------------------------
           3,300  Trescomm International, Inc.                                                          34,238
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                459,113
                  ----------------------------------------------------------------------------  --------------
                  TOTAL SMALL-COMPANY                                                               15,103,515
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  UTILITY STOCKS--2.7%
                  ----------------------------------------------------------------------------
                  ELECTRIC UTILITIES: CENTRAL--0.7%
                  ----------------------------------------------------------------------------
           8,300  CMS Energy Corp.                                                              $      269,750
                  ----------------------------------------------------------------------------
           8,239  Cinergy Corp.                                                                        276,007
                  ----------------------------------------------------------------------------
          11,000  DPL, Inc.                                                                            268,125
                  ----------------------------------------------------------------------------
           9,600  Illinova Corp.                                                                       254,400
                  ----------------------------------------------------------------------------
           7,100  NIPSCO Industries, Inc.                                                              275,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,343,407
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: EAST--0.4%
                  ----------------------------------------------------------------------------
           8,950  DQE, Inc.                                                                            264,025
                  ----------------------------------------------------------------------------
           8,200  GPU, Inc.                                                                            275,725
                  ----------------------------------------------------------------------------
          10,500  Peco Energy Co.                                                                      267,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                807,500
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: SOUTH--0.7%
                  ----------------------------------------------------------------------------
           5,500  Duke Power Co.                                                                       255,063
                  ----------------------------------------------------------------------------
           5,900  FPL Group, Inc.                                                                      272,138
                  ----------------------------------------------------------------------------
          11,500  Southern Co.                                                                         255,875
                  ----------------------------------------------------------------------------
          10,700  TECO Energy, Inc.                                                                    260,813
                  ----------------------------------------------------------------------------
           6,400  Texas Utilities Co.                                                                  252,800
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,296,689
                  ----------------------------------------------------------------------------  --------------
                  ELECTRIC UTILITIES: WEST--0.3%
                  ----------------------------------------------------------------------------
          12,400  Pacificorp                                                                           260,400
                  ----------------------------------------------------------------------------
           8,600  Pinnacle West Capital Corp.                                                          267,675
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                528,075
                  ----------------------------------------------------------------------------  --------------
                  NATURAL GAS DISTRIBUTION--0.2%
                  ----------------------------------------------------------------------------
           8,700  MCN Corp.                                                                            250,125
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  UTILITY STOCKS--CONTINUED
                  ----------------------------------------------------------------------------
                  NATURAL GAS DISTRIBUTION--CONTINUED
                  ----------------------------------------------------------------------------
           7,800  Pacific Enterprises                                                           $      238,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                489,000
                  ----------------------------------------------------------------------------  --------------
                  OIL/GAS TRANSMISSION--0.4%
                  ----------------------------------------------------------------------------
           5,700  Enron Corp.                                                                          260,775
                  ----------------------------------------------------------------------------
           6,800  Panenergy Corp.                                                                      299,200
                  ----------------------------------------------------------------------------
           4,700  Williams Companies, Inc.                                                             263,788
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                823,763
                  ----------------------------------------------------------------------------  --------------
                  TOTAL UTILITY STOCKS                                                               5,288,434
                  ----------------------------------------------------------------------------  --------------
                  FOREIGN EQUITY--12.8%
                  ----------------------------------------------------------------------------
                  ARGENTINA--0.1%
                  ----------------------------------------------------------------------------
           1,705  Banco Frances del Rio de la Plata S.A., ADR                                           51,576
                  ----------------------------------------------------------------------------
           7,237  Compania Naviera Perez Companc S.A., Class B                                          49,521
                  ----------------------------------------------------------------------------
           1,405  (a)IRSA Inversiones y Representaciones S.A., GDR                                      43,555
                  ----------------------------------------------------------------------------
           1,800  YPF Sociedad Anonima, ADR                                                             41,850
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                186,502
                  ----------------------------------------------------------------------------  --------------
                  AUSTRALIA--0.4%
                  ----------------------------------------------------------------------------
          21,000  (a)Aristocrat Leisure Ltd.                                                            59,482
                  ----------------------------------------------------------------------------
          10,500  (b)Commonwealth Installment                                                           66,319
                  ----------------------------------------------------------------------------
          12,400  Lend Lease Corp., Ltd.                                                               230,116
                  ----------------------------------------------------------------------------
          31,000  News Corp., Ltd.                                                                     165,017
                  ----------------------------------------------------------------------------
          25,000  Woodside Petroleum Ltd.                                                              175,606
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                696,540
                  ----------------------------------------------------------------------------  --------------
                  AUSTRIA--0.0%
                  ----------------------------------------------------------------------------
             370  Vae Eisenbahnsysteme AG                                                               34,191
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  BELGIUM--0.1%
                  ----------------------------------------------------------------------------
           2,000  Delhaize-Le Lion                                                              $      117,387
                  ----------------------------------------------------------------------------  --------------
                  BRAZIL--0.3%
                  ----------------------------------------------------------------------------
       5,460,000  Banco Bradesco S.A., Preference                                                       39,906
                  ----------------------------------------------------------------------------
         113,000  Banco Itau S.A., Preference                                                           44,303
                  ----------------------------------------------------------------------------
         210,000  Centrais Eletricas Brasileiras, Preference, Series B                                  68,916
                  ----------------------------------------------------------------------------
           6,200  (a)Cofap-Cia Fab Peca, Preference                                                     50,716
                  ----------------------------------------------------------------------------
       1,523,000  Companhia Energetica de Minas Gerais, Preference                                      49,095
                  ----------------------------------------------------------------------------
          20,000  (a)Cosipa Pnb                                                                         18,199
                  ----------------------------------------------------------------------------
           4,100  (a)(b)Elevadores Atlas                                                                44,056
                  ----------------------------------------------------------------------------
         156,000  (a)Light Participacoes S.A.                                                           29,312
                  ----------------------------------------------------------------------------
       1,157,000  Lojas Renner S.A., Preference                                                         57,122
                  ----------------------------------------------------------------------------
         340,000  (a)Petroleo Brasileiro S.A., Preference                                               46,738
                  ----------------------------------------------------------------------------
             865  Telecomunicacoes Brasileras, ADR                                                      65,524
                  ----------------------------------------------------------------------------
         235,000  (a)Telecomunicacoes de Sao Paulo S.A., Preference                                     41,631
                  ----------------------------------------------------------------------------
      17,784,000  (a)Usinas Siderurgicas de Minas Gerais, Pfd.                                          17,732
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                573,250
                  ----------------------------------------------------------------------------  --------------
                  CHILE--0.0%
                  ----------------------------------------------------------------------------
             900  (a)Banco BHIF, ADR                                                                    15,188
                  ----------------------------------------------------------------------------
             600  (a)Banco de A. Edwards, ADR                                                           11,100
                  ----------------------------------------------------------------------------
             300  (a)(b)Chilectra S.A., ADR                                                             16,500
                  ----------------------------------------------------------------------------
             200  Compania Telecomunicacion Chile, ADR                                                  19,025
                  ----------------------------------------------------------------------------
             600  (a)Santa Isabel S.A., ADR                                                             15,075
                  ----------------------------------------------------------------------------
             300  Sociedad Quimica Y Minera De Chile, ADR                                               15,600
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                 92,488
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  COLOMBIA--0.0%
                  ----------------------------------------------------------------------------
           1,400  Banco Ganadero S.A., ADR                                                      $       34,650
                  ----------------------------------------------------------------------------
           1,500  Banco Industrial Colombiano, ADR                                                      24,188
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                 58,838
                  ----------------------------------------------------------------------------  --------------
                  FRANCE--0.9%
                  ----------------------------------------------------------------------------
           2,100  AXA                                                                                  126,190
                  ----------------------------------------------------------------------------
             765  Accor S.A.                                                                            98,118
                  ----------------------------------------------------------------------------
           1,820  Casino Ord                                                                            82,398
                  ----------------------------------------------------------------------------
           1,556  Compagnie Financiere de Paribas, Class A                                             106,905
                  ----------------------------------------------------------------------------
             710  Compagnie de Saint Gobain                                                            102,073
                  ----------------------------------------------------------------------------
           2,447  Credit Commerical De France                                                          118,514
                  ----------------------------------------------------------------------------
           1,240  Credit Local de France                                                               112,255
                  ----------------------------------------------------------------------------
             800  Groupe Danon BSN S.A.                                                                117,769
                  ----------------------------------------------------------------------------
             850  Havas S.A.                                                                            60,205
                  ----------------------------------------------------------------------------
             600  LVMH (Moet-Hennessy)                                                                 152,073
                  ----------------------------------------------------------------------------
           1,810  Lafarge-Coppee                                                                       114,342
                  ----------------------------------------------------------------------------
           1,162  Lyonnaise des Eaux S.A.                                                              110,599
                  ----------------------------------------------------------------------------
           1,010  Peugeot S.A.                                                                         124,128
                  ----------------------------------------------------------------------------
           1,100  Rhone-Poulenc Rorer, Inc.                                                             81,813
                  ----------------------------------------------------------------------------
           2,648  Schneider S.A.                                                                       125,967
                  ----------------------------------------------------------------------------
           1,600  Total S.A.                                                                           127,938
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,761,287
                  ----------------------------------------------------------------------------  --------------
                  GERMANY, FEDERAL REPUBLIC OF--0.9%
                  ----------------------------------------------------------------------------
           4,000  BASF AG                                                                              147,949
                  ----------------------------------------------------------------------------
           3,040  Bayer AG                                                                             122,323
                  ----------------------------------------------------------------------------
           3,550  (a)Commerzbank AG, Frankfurt                                                          87,244
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  GERMANY, FEDERAL REPUBLIC OF--CONTINUED
                  ----------------------------------------------------------------------------
           4,000  (a)Daimler Benz AG                                                            $      261,231
                  ----------------------------------------------------------------------------
           2,230  Deutsche Bank, AG                                                                    106,273
                  ----------------------------------------------------------------------------
           3,800  Dresdner Bank AG, Frankfurt                                                          112,782
                  ----------------------------------------------------------------------------
             270  Gea AG, Vorzugsaktien                                                                 80,925
                  ----------------------------------------------------------------------------
             275  (a)Henkel KGAA                                                                        13,409
                  ----------------------------------------------------------------------------
           1,475  Henkel KGAA, Pfd.                                                                     73,458
                  ----------------------------------------------------------------------------
             105  Linde AG                                                                              63,760
                  ----------------------------------------------------------------------------
             285  Mannesmann AG                                                                        118,866
                  ----------------------------------------------------------------------------
           2,300  RWE AG                                                                               101,684
                  ----------------------------------------------------------------------------
           6,200  (a)Rofin-Sinar Technologies, Inc.                                                     79,825
                  ----------------------------------------------------------------------------
           1,400  Schering Ag                                                                          114,960
                  ----------------------------------------------------------------------------
           1,550  Schwarz Pharma                                                                       115,386
                  ----------------------------------------------------------------------------
           2,000  Siemens AG                                                                            96,353
                  ----------------------------------------------------------------------------
           1,780  Veba AG                                                                              104,097
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,800,525
                  ----------------------------------------------------------------------------  --------------
                  HONG KONG--0.8%
                  ----------------------------------------------------------------------------
         220,000  Aeon Credit Service                                                                   73,978
                  ----------------------------------------------------------------------------
         102,500  Amoy Properties Ltd.                                                                 143,171
                  ----------------------------------------------------------------------------
          13,000  Cheung Kong                                                                          114,330
                  ----------------------------------------------------------------------------
          36,000  (a)(b)Cheung Kong Infrastructure                                                      87,532
                  ----------------------------------------------------------------------------
          17,900  (a)(b)China Resources Bejing Land                                                     11,112
                  ----------------------------------------------------------------------------
           3,751  HSBC Holdings PLC                                                                     78,105
                  ----------------------------------------------------------------------------
         117,000  Henderson Investment Ltd.                                                            142,240
                  ----------------------------------------------------------------------------
          48,000  Hong Kong Telecom                                                                     83,187
                  ----------------------------------------------------------------------------
          17,000  Hutchison Whampoa                                                                    131,370
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  HONG KONG--CONTINUED
                  ----------------------------------------------------------------------------
          13,000  New World Development Co. Ltd.                                                $       87,849
                  ----------------------------------------------------------------------------
         174,000  Oriental Press Group                                                                  97,892
                  ----------------------------------------------------------------------------
          67,000  Peregrine Investments                                                                123,914
                  ----------------------------------------------------------------------------
          52,000  (a)(b)Shanghai Industrial Holdings Ltd.                                              169,141
                  ----------------------------------------------------------------------------
           8,000  Sun Hung Kai Properties                                                               99,327
                  ----------------------------------------------------------------------------
          64,000  (a)Winsor Property Holdings Ltd.                                                      96,430
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,539,578
                  ----------------------------------------------------------------------------  --------------
                  INDIA--0.1%
                  ----------------------------------------------------------------------------
           3,100  (a)(b)Bombay Suburban Electric Supply, GDR                                            61,225
                  ----------------------------------------------------------------------------
           7,200  (a)(b)Crompton Greaves Ltd., GDR                                                      23,400
                  ----------------------------------------------------------------------------
           1,950  (a)Hindalco Industries, GDR                                                           39,780
                  ----------------------------------------------------------------------------
           3,000  (a)(b)Larsen & Toubro Ltd., GDR                                                       43,500
                  ----------------------------------------------------------------------------
           4,200  (a)(b)Mahindra and Mahindra, GDR                                                      44,100
                  ----------------------------------------------------------------------------
           2,050  (a)(b)Steel Authority of India, GDR                                                   17,425
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                229,430
                  ----------------------------------------------------------------------------  --------------
                  INDONESIA--0.2%
                  ----------------------------------------------------------------------------
          65,000  (a)Bank Negara Indonesia                                                              32,569
                  ----------------------------------------------------------------------------
          36,000  Citra Marga Nusaphala Persada                                                         30,320
                  ----------------------------------------------------------------------------
           9,000  Gudang Garam                                                                          38,284
                  ----------------------------------------------------------------------------
          20,500  Modern Photo Film Co.                                                                 51,359
                  ----------------------------------------------------------------------------
          16,000  Semen Gresik                                                                          48,785
                  ----------------------------------------------------------------------------
          48,733  Steady Safe                                                                           57,150
                  ----------------------------------------------------------------------------
          65,340  Pab K Tjiwi Kimia                                                                     62,693
                  ----------------------------------------------------------------------------
          19,000  Tambang Timah                                                                         29,979
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                351,139
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  ITALY--0.3%
                  ----------------------------------------------------------------------------
          13,500  Banca Popolare Milano                                                         $       69,016
                  ----------------------------------------------------------------------------
          17,150  Eni                                                                                   90,278
                  ----------------------------------------------------------------------------
           8,400  Imi Istituto Mobiliare                                                                70,566
                  ----------------------------------------------------------------------------
             890  (a)La Rinascente S.P.A. Warrants, 12/31/1999                                             417
                  ----------------------------------------------------------------------------
          63,000  Telecom Italia Mobile                                                                148,155
                  ----------------------------------------------------------------------------
           9,700  (a)Unicem S.P.A.                                                                      65,458
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                443,890
                  ----------------------------------------------------------------------------  --------------
                  JAPAN--3.3%
                  ----------------------------------------------------------------------------
          21,000  Amada Co                                                                             175,522
                  ----------------------------------------------------------------------------
             300  Asahi Broadcasting Corp.                                                              32,924
                  ----------------------------------------------------------------------------
           5,000  Canare Electric Co. Ltd.                                                             105,356
                  ----------------------------------------------------------------------------
          22,000  Casio Computer Co                                                                    178,472
                  ----------------------------------------------------------------------------
              29  DDI Corp.                                                                            207,507
                  ----------------------------------------------------------------------------
          14,000  Dai Nippon Printing Co. Ltd.                                                         255,663
                  ----------------------------------------------------------------------------
          19,000  Daito Trust Construction                                                             248,551
                  ----------------------------------------------------------------------------
           8,000  Fuji Photo Film Co.                                                                  250,746
                  ----------------------------------------------------------------------------
           4,000  Hirose Electric Co                                                                   242,318
                  ----------------------------------------------------------------------------
          10,000  Hitachi Maxell                                                                       206,321
                  ----------------------------------------------------------------------------
          12,000  Ikegami Tsushinki                                                                     80,070
                  ----------------------------------------------------------------------------
          18,000  JGC Corp.                                                                            165,935
                  ----------------------------------------------------------------------------
           4,000  Japan Cash Machine Co. Ltd.                                                           71,291
                  ----------------------------------------------------------------------------
           9,000  Japan Radio Co.                                                                      109,833
                  ----------------------------------------------------------------------------
              36  (a)(b)Japan Tobacco                                                                  256,330
                  ----------------------------------------------------------------------------
           8,000  Konami Co                                                                            273,222
                  ----------------------------------------------------------------------------
           9,000  Matsushita Kotobuk Electric                                                          230,729
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  JAPAN--CONTINUED
                  ----------------------------------------------------------------------------
           7,000  (a)Meiwa Estate                                                               $      204,039
                  ----------------------------------------------------------------------------
          36,000  Minolta Co                                                                           226,620
                  ----------------------------------------------------------------------------
          26,000  Mitsubishi Heavy Industries Ltd.                                                     212,291
                  ----------------------------------------------------------------------------
          16,000  Mycal Corp.                                                                          238,806
                  ----------------------------------------------------------------------------
           4,000  Nintendo Corp. Ltd.                                                                  282,704
                  ----------------------------------------------------------------------------
           9,000  Nippon Comsys Corp.                                                                  112,204
                  ----------------------------------------------------------------------------
           2,000  Nissei ASB Machine Co.                                                                27,919
                  ----------------------------------------------------------------------------
           5,000  Pioneer Electronic Corp                                                              107,550
                  ----------------------------------------------------------------------------
           4,000  Promise Co. Ltd.                                                                     200,176
                  ----------------------------------------------------------------------------
               3  (b)Sakura Finance (Bermuda), Conv. Pfd.                                              170,496
                  ----------------------------------------------------------------------------
           7,000  Sankyo Co                                                                            187,445
                  ----------------------------------------------------------------------------
          16,000  Shiseido Co                                                                          192,450
                  ----------------------------------------------------------------------------
           7,000  Shochiku Co                                                                           65,145
                  ----------------------------------------------------------------------------
           4,000  Sony Corp.                                                                           256,014
                  ----------------------------------------------------------------------------
       6,000,000  (b)Sumitomo Bank Int'l, Conv. Bond, 0.75%, 5/31/2001                                  57,221
                  ----------------------------------------------------------------------------
          12,000  Sumitomo Trust & Banking                                                             132,748
                  ----------------------------------------------------------------------------
          10,000  Taisho Pharmaceutical Co                                                             223,003
                  ----------------------------------------------------------------------------
           9,000  Takashimaya Co                                                                       120,105
                  ----------------------------------------------------------------------------
          14,000  Tokio Marine and Fire Insurance Co.                                                  154,873
                  ----------------------------------------------------------------------------
          36,000  (a)Tokyo Tatemono Co., Ltd.                                                          164,987
                  ----------------------------------------------------------------------------
           7,000  Tsubakimoto Chain Co                                                                  41,238
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              6,468,824
                  ----------------------------------------------------------------------------  --------------
                  KOREA, REPUBLIC OF--0.2%
                  ----------------------------------------------------------------------------
           2,500  Chonggu Housing & Construction                                                        57,301
                  ----------------------------------------------------------------------------
           2,300  Dongkuk Steel Mill Co                                                                 44,671
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  KOREA, REPUBLIC OF--CONTINUED
                  ----------------------------------------------------------------------------
           1,700  Hankuk Paper Manufacturing Co.                                                $       38,555
                  ----------------------------------------------------------------------------
           4,900  Korea Exchange Bank                                                                   46,107
                  ----------------------------------------------------------------------------
           4,200  (a)Korea Mobile Telecomm Corp., ADR                                                   54,600
                  ----------------------------------------------------------------------------
           2,700  Pacific Corporation                                                                   50,486
                  ----------------------------------------------------------------------------
           1,240  Shinhan Bank                                                                          21,900
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                313,620
                  ----------------------------------------------------------------------------  --------------
                  MALAYSIA--0.3%
                  ----------------------------------------------------------------------------
          42,000  Eastern and Oriental                                                                  91,413
                  ----------------------------------------------------------------------------
          27,999  (a)Kentucky Fried Chicken                                                            109,102
                  ----------------------------------------------------------------------------
           8,000  Malayan Banking                                                                       79,145
                  ----------------------------------------------------------------------------
          56,000  Malaysian Industrial Development                                                     115,235
                  ----------------------------------------------------------------------------
          19,000  Malaysian Pacific Industries                                                          77,444
                  ----------------------------------------------------------------------------
          22,000  Metacorp                                                                              67,907
                  ----------------------------------------------------------------------------
          23,000  UMW Holdings                                                                         109,220
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                649,466
                  ----------------------------------------------------------------------------  --------------
                  MEXICO--0.2%
                  ----------------------------------------------------------------------------
           1,450  (a)(b)Acer, Inc., ADR                                                                 26,463
                  ----------------------------------------------------------------------------
           5,900  (a)Cemex S.A., Class B, ADR                                                           42,591
                  ----------------------------------------------------------------------------
          24,000  (a)Cifra S.A. de CV, Class B                                                          33,108
                  ----------------------------------------------------------------------------
           3,600  (a)Empresas ICA Sociedad Controladora S.A., ADR                                       51,750
                  ----------------------------------------------------------------------------
           9,000  Fomento Economico Mexicano, S.A. de C.V., Class B                                     30,753
                  ----------------------------------------------------------------------------
          26,000  (a)Grupo Corvi S.A., Class UBL                                                        21,757
                  ----------------------------------------------------------------------------
           5,500  (a)(b)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                           44,308
                  ----------------------------------------------------------------------------
           1,300  Pan American Beverage, Class A                                                        60,775
                  ----------------------------------------------------------------------------
           1,400  Telefonos de Mexico, Class L, ADR                                                     42,525
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  MEXICO--CONTINUED
                  ----------------------------------------------------------------------------
           3,000  (a)Tubos de Acero de Mexico S.A., ADR                                         $       40,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                394,905
                  ----------------------------------------------------------------------------  --------------
                  NETHERLANDS--0.5%
                  ----------------------------------------------------------------------------
           3,300  ABN Amro Holding                                                                     213,774
                  ----------------------------------------------------------------------------
             960  Akzo Nobel N.V.                                                                      127,440
                  ----------------------------------------------------------------------------
           7,470  Boskalis Westminster N.V.                                                            148,161
                  ----------------------------------------------------------------------------
           1,600  Hunter Douglas N.V.                                                                  104,669
                  ----------------------------------------------------------------------------
           3,180  ING Groep, N.V.                                                                      111,391
                  ----------------------------------------------------------------------------
           3,000  Vendex International A                                                               130,314
                  ----------------------------------------------------------------------------
             950  Wolters Kluwer N.V.                                                                  124,239
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                959,988
                  ----------------------------------------------------------------------------  --------------
                  NEW ZEALAND--0.1%
                  ----------------------------------------------------------------------------
          32,000  Air New Zealand Ltd., Class B                                                         84,210
                  ----------------------------------------------------------------------------
          31,000  Fletcher Challenge Building                                                           87,091
                  ----------------------------------------------------------------------------
         106,000  Wrightson Ltd.                                                                        94,239
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                265,540
                  ----------------------------------------------------------------------------  --------------
                  NORWAY--0.1%
                  ----------------------------------------------------------------------------
           5,750  Elkem A/S, Class A                                                                    89,592
                  ----------------------------------------------------------------------------
          15,500  (a)Storebrand ASA                                                                     92,498
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                182,090
                  ----------------------------------------------------------------------------  --------------
                  PAKISTAN--0.0%
                  ----------------------------------------------------------------------------
             700  (a)Hub Power Co., GDR                                                                 15,050
                  ----------------------------------------------------------------------------  --------------
                  PHILIPPINES--0.1%
                  ----------------------------------------------------------------------------
         179,000  (a)Belle Corp.                                                                        47,668
                  ----------------------------------------------------------------------------
          91,812  (a)Davao Union Cement Corp., Class B                                                  30,038
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  PHILIPPINES--CONTINUED
                  ----------------------------------------------------------------------------
         108,150  (a)Filinvest Land, Inc.                                                       $       38,263
                  ----------------------------------------------------------------------------
           2,700  Philippine Commercial International Bank                                              35,951
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                151,920
                  ----------------------------------------------------------------------------  --------------
                  SINGAPORE--0.3%
                  ----------------------------------------------------------------------------
          11,000  City Developments                                                                     97,255
                  ----------------------------------------------------------------------------
          17,000  Hong Leong Finance Ltd.                                                               58,909
                  ----------------------------------------------------------------------------
         131,000  Roly International Holdings                                                           86,460
                  ----------------------------------------------------------------------------
          16,000  Sembawang Corp. Ltd.                                                                  86,702
                  ----------------------------------------------------------------------------
           3,000  Singapore Press Holdings Ltd.                                                         56,684
                  ----------------------------------------------------------------------------
          16,000  Straits Steamship Land Ltd.                                                           51,109
                  ----------------------------------------------------------------------------
           4,000  (a)Straits Steamship Land Ltd. Warrants, 12/12/2000                                    4,478
                  ----------------------------------------------------------------------------
          10,000  United Overseas Bank Ltd.                                                            106,239
                  ----------------------------------------------------------------------------
          27,000  Wing Tai Holdings, Ltd.                                                               73,925
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                621,761
                  ----------------------------------------------------------------------------  --------------
                  SPAIN--0.4%
                  ----------------------------------------------------------------------------
           1,900  Empresa Nac De Electridad                                                            128,339
                  ----------------------------------------------------------------------------
           1,360  Fomento de Construcciones y Contratas S.A.                                           114,961
                  ----------------------------------------------------------------------------
          11,700  Iberdrola S.A.                                                                       135,028
                  ----------------------------------------------------------------------------
           2,200  Mapfre (corporacion)                                                                 116,335
                  ----------------------------------------------------------------------------
           3,000  Repsol S.A.                                                                          111,047
                  ----------------------------------------------------------------------------
           5,950  Telefonica de Espana                                                                 130,446
                  ----------------------------------------------------------------------------
           1,100  Zardoya-Otis S.A.                                                                    117,184
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                853,340
                  ----------------------------------------------------------------------------  --------------
                  SWEDEN--0.1%
                  ----------------------------------------------------------------------------
           2,350  Skandia Forsakrings AB                                                                67,012
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  SWEDEN--CONTINUED
                  ----------------------------------------------------------------------------
           7,950  Stora Kopparbergs, Class A                                                    $      108,911
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                175,923
                  ----------------------------------------------------------------------------  --------------
                  SWITZERLAND--0.6%
                  ----------------------------------------------------------------------------
             100  ABB AG                                                                               125,125
                  ----------------------------------------------------------------------------
           1,500  CS Holding AG-Registered                                                             159,666
                  ----------------------------------------------------------------------------
             100  Ciba-Giegy AG-Registered                                                             123,744
                  ----------------------------------------------------------------------------
              90  Nestle S.A.                                                                           97,699
                  ----------------------------------------------------------------------------
             800  (a)Oerlikon-Buhrle Holding AG                                                         82,547
                  ----------------------------------------------------------------------------
              50  Reiseburo Kuoni AG, Class B                                                          111,239
                  ----------------------------------------------------------------------------
              20  Roche Holding AG                                                                     153,740
                  ----------------------------------------------------------------------------
             100  Sandoz AG-R                                                                          116,302
                  ----------------------------------------------------------------------------
             125  Sulzer AG-Reg                                                                         71,922
                  ----------------------------------------------------------------------------
             100  (a)Swissair AG                                                                        75,949
                  ----------------------------------------------------------------------------
             253  Zurich Versicherungsgesellschaft                                                      71,814
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,189,747
                  ----------------------------------------------------------------------------  --------------
                  THAILAND--0.1%
                  ----------------------------------------------------------------------------
           1,800  Bangkok Bank Public Co., Ltd.                                                         20,579
                  ----------------------------------------------------------------------------
          19,600  Industrial Finance Corporation of Thailand                                            61,776
                  ----------------------------------------------------------------------------
           5,000  Krung Thai Bank PLC                                                                   14,291
                  ----------------------------------------------------------------------------
           2,200  PTT Exploration and Production Public Co.                                             32,388
                  ----------------------------------------------------------------------------
          46,500  Siam City Bank                                                                        54,619
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                183,653
                  ----------------------------------------------------------------------------  --------------
                  UNITED KINGDOM--2.4%
                  ----------------------------------------------------------------------------
          32,000  Asda Group                                                                            63,753
                  ----------------------------------------------------------------------------
          13,700  BAA PLC                                                                              112,861
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  UNITED KINGDOM--CONTINUED
                  ----------------------------------------------------------------------------
          30,000  BTR PLC                                                                       $      120,545
                  ----------------------------------------------------------------------------
           7,172  Barclays PLC                                                                         123,344
                  ----------------------------------------------------------------------------
           4,159  Boc Group PLC                                                                         61,951
                  ----------------------------------------------------------------------------
           6,200  Boots Co. PLC                                                                         66,086
                  ----------------------------------------------------------------------------
           5,432  British Aerospace PLC                                                                105,663
                  ----------------------------------------------------------------------------
          10,464  British Petroleum Co. PLC                                                            120,992
                  ----------------------------------------------------------------------------
          12,100  British Telecommunication PLC                                                         76,591
                  ----------------------------------------------------------------------------
          28,801  Bunzl PLC                                                                            107,495
                  ----------------------------------------------------------------------------
          14,300  Cadbury Schweppes PLC                                                                122,973
                  ----------------------------------------------------------------------------
          23,200  Caradon PLC                                                                           93,026
                  ----------------------------------------------------------------------------
          11,250  Carlton Communications PLC                                                            95,137
                  ----------------------------------------------------------------------------
          10,785  Chubb Security                                                                        62,193
                  ----------------------------------------------------------------------------
          12,500  Compass Group                                                                        127,459
                  ----------------------------------------------------------------------------
          26,380  Cookson Group                                                                        100,233
                  ----------------------------------------------------------------------------
          18,700  Cowie Group PLC                                                                      124,499
                  ----------------------------------------------------------------------------
          16,600  David S. Smith (Holdings) PLC                                                         88,051
                  ----------------------------------------------------------------------------
          18,400  Delta PLC                                                                            112,448
                  ----------------------------------------------------------------------------
           5,050  EMI Group PLC                                                                        116,656
                  ----------------------------------------------------------------------------
          34,200  FKI PLC                                                                              123,909
                  ----------------------------------------------------------------------------
          10,030  General Accident                                                                     123,520
                  ----------------------------------------------------------------------------
          17,450  General Electric Co. PLC                                                             109,283
                  ----------------------------------------------------------------------------
           5,600  Glaxo Wellcome PLC                                                                    92,102
                  ----------------------------------------------------------------------------
          12,719  Grand Metropolitan PLC                                                                99,333
                  ----------------------------------------------------------------------------
          28,186  Guardian Royal Exchange                                                              126,998
                  ----------------------------------------------------------------------------
           2,640  Imperial Chemical Industries PLC                                                      34,243
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
     SHARES                                                                                        IN U.S.
    OR UNITS                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN EQUITY--CONTINUED
                  ----------------------------------------------------------------------------
                  UNITED KINGDOM--CONTINUED
                  ----------------------------------------------------------------------------
          14,800  Inchcape PLC                                                                  $       67,058
                  ----------------------------------------------------------------------------
          21,649  Ladbroke Group PLC                                                                    74,614
                  ----------------------------------------------------------------------------
          13,500  Marks & Spencer PLC                                                                  114,845
                  ----------------------------------------------------------------------------
          32,300  Mirror Group PLC                                                                     124,899
                  ----------------------------------------------------------------------------
          15,300  Morgan Crucible Co                                                                   117,554
                  ----------------------------------------------------------------------------
          16,980  National Power Co. PLC                                                               131,604
                  ----------------------------------------------------------------------------
           9,980  Pearson                                                                              123,324
                  ----------------------------------------------------------------------------
           8,693  Peninsular & Oriental Steam Navigation Co.                                            86,448
                  ----------------------------------------------------------------------------
          10,500  Premier Farnell PLC                                                                  125,689
                  ----------------------------------------------------------------------------
           4,249  RTZ Corp. PLC                                                                         71,436
                  ----------------------------------------------------------------------------
           8,800  Rank Group PLC                                                                        64,358
                  ----------------------------------------------------------------------------
           7,125  Reckitt & Colman PLC                                                                  83,972
                  ----------------------------------------------------------------------------
          10,736  Redland PLC                                                                           66,784
                  ----------------------------------------------------------------------------
           8,200  Reed International PLC                                                               158,885
                  ----------------------------------------------------------------------------
          17,800  Rexam                                                                                101,150
                  ----------------------------------------------------------------------------
          48,600  Rugby Group PLC                                                                       78,440
                  ----------------------------------------------------------------------------
          10,000  Safeway PLC                                                                           65,568
                  ----------------------------------------------------------------------------
          42,200  Sedgwick Group PLC                                                                    89,040
                  ----------------------------------------------------------------------------
           4,746  Siebe PLC                                                                             75,762
                  ----------------------------------------------------------------------------
           5,648  Smithkline Beecham PLC                                                                77,866
                  ----------------------------------------------------------------------------
          19,300  Tomkins PLC                                                                           80,633
                  ----------------------------------------------------------------------------
           4,350  Zeneca Group                                                                         119,939
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              4,811,212
                  ----------------------------------------------------------------------------  --------------
                  TOTAL FOREIGN EQUITIES                                                            25,122,084
                  ----------------------------------------------------------------------------  --------------
                  TOTAL STOCKS (IDENTIFIED COST $84,187,732)                                        95,669,379
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--44.4%
----------------------------------------------------------------------------------------------
                  TREASURY--21.9%
                  ----------------------------------------------------------------------------
$     10,840,000  United States Treasury Note, 5.500%, 12/31/2000                               $   10,730,841
                  ----------------------------------------------------------------------------
       8,385,000  United States Treasury Note, 5.625%, 11/30/2000                                    8,340,727
                  ----------------------------------------------------------------------------
       2,000,000  United States Treasury Note, 5.875%, 4/30/1998                                     2,010,340
                  ----------------------------------------------------------------------------
       2,500,000  United States Treasury Note, 6.125%, 3/31/1998                                     2,520,475
                  ----------------------------------------------------------------------------
       6,455,000  United States Treasury Note, 6.125%, 7/31/2000                                     6,533,686
                  ----------------------------------------------------------------------------
       3,400,000  United States Treasury Note, 6.250%, 8/31/2000                                     3,455,250
                  ----------------------------------------------------------------------------
       9,165,000  United States Treasury Note, 6.375%, 8/15/2002                                     9,393,575
                  ----------------------------------------------------------------------------  --------------
                  TOTAL TREASURY                                                                    42,984,894
                  ----------------------------------------------------------------------------  --------------
                  MORTGAGE-BACKED SECURITIES--7.3%
                  ----------------------------------------------------------------------------
                  GOVERNMENT AGENCY--7.3%
                  ----------------------------------------------------------------------------
         764,153  Federal Home Loan Mortgage Corp., 9.500%, 6/1/2021                                   825,438
                  ----------------------------------------------------------------------------
       1,028,483  Federal Home Loan Mortgage Corp., 7.000%, 2/1/2026                                 1,023,330
                  ----------------------------------------------------------------------------
       1,279,063  Federal Home Loan Mortgage Corp., 7.500%, 7/1/2026                                 1,296,624
                  ----------------------------------------------------------------------------
         669,320  Federal Home Loan Mortgage Corp., 8.000%, 10/1/2010                                  691,067
                  ----------------------------------------------------------------------------
         919,511  Federal Home Loan Mortgage Corp., 7.000%, 1/1/2011                                   928,117
                  ----------------------------------------------------------------------------
       1,009,913  Federal Home Loan Mortgage Corp., 6.000%, 7/1/2011                                   985,282
                  ----------------------------------------------------------------------------
         288,390  Federal National Mortgage Association, 7.000%, 5/1/2001                              293,884
                  ----------------------------------------------------------------------------
         733,148  Federal National Mortgage Association, 8.500%, 3/1/2025                              764,988
                  ----------------------------------------------------------------------------
         485,130  Federal National Mortgage Association, 6.000%, 2/1/2003                              478,304
                  ----------------------------------------------------------------------------
         488,702  Federal National Mortgage Association, 6.500%, 4/1/2001                              484,648
                  ----------------------------------------------------------------------------
         198,009  Federal National Mortgage Association, 6.500%, 5/1/2011                              196,458
                  ----------------------------------------------------------------------------
         465,606  Federal National Mortgage Association, 8.000%, 11/1/2024                             478,838
                  ----------------------------------------------------------------------------
         871,681  Federal National Mortgage Association, 7.500%, 7/1/2025                              883,388
                  ----------------------------------------------------------------------------
         466,795  Federal National Mortgage Association, 7.000%, 8/1/2025                              463,434
                  ----------------------------------------------------------------------------
       1,694,302  Federal National Mortgage Association, 6.500%, 10/1/2025                           1,645,557
                  ----------------------------------------------------------------------------
         788,117  Government National Mortgage Association, 9.000%, 2/15/2020                          849,432
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  MORTGAGE-BACKED SECURITIES--CONTINUED
                  ----------------------------------------------------------------------------
                  GOVERNMENT AGENCY--CONTINUED
                  ----------------------------------------------------------------------------
$        527,367  Government National Mortgage Association, 6.500%, 1/15/2024                   $      516,651
                  ----------------------------------------------------------------------------
         246,064  Government National Mortgage Association, 7.000%, 5/15/2024                          244,831
                  ----------------------------------------------------------------------------
         500,121  Government National Mortgage Association, 7.500%, 3/15/2026                          507,457
                  ----------------------------------------------------------------------------
         274,342  Government National Mortgage Association, 8.000%, 11/15/2024                         282,909
                  ----------------------------------------------------------------------------
         467,853  Government National Mortgage Association, 8.000%, 5/15/2025                          482,424
                  ----------------------------------------------------------------------------  --------------
                  TOTAL MORTGAGE-BACKED SECURITIES                                                  14,323,061
                  ----------------------------------------------------------------------------  --------------
                  HIGH YIELD BONDS--5.2%
                  ----------------------------------------------------------------------------
                  AUTOMOTIVE--0.1%
                  ----------------------------------------------------------------------------
         100,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                          111,500
                  ----------------------------------------------------------------------------
          50,000  (b)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                              51,875
                  ----------------------------------------------------------------------------
         100,000  Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                          107,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                270,625
                  ----------------------------------------------------------------------------  --------------
                  BANKING--0.1%
                  ----------------------------------------------------------------------------
         100,000  (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                        107,000
                  ----------------------------------------------------------------------------
          75,000  First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                84,563
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                191,563
                  ----------------------------------------------------------------------------  --------------
                  BEVERAGE & TOBACCO--0.1%
                  ----------------------------------------------------------------------------
         100,000  Dimon Inc., Sr. Note, 8.875%, 6/1/2006                                               105,750
                  ----------------------------------------------------------------------------
         100,000  Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                               93,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                198,750
                  ----------------------------------------------------------------------------  --------------
                  BROADCAST RADIO & TV--0.4%
                  ----------------------------------------------------------------------------
          38,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                         42,370
                  ----------------------------------------------------------------------------
                  Chancellor Broadcasting Co., 1,000 PIK Pfd. Shares, 12.25%                           111,000
                  ----------------------------------------------------------------------------
          50,000  Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                           47,875
                  ----------------------------------------------------------------------------
         100,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                 97,000
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BROADCAST RADIO & TV--CONTINUED
                  ----------------------------------------------------------------------------
$        100,000  Pegasus Media, Note, 12.50%, 7/1/2005                                         $      108,500
                  ----------------------------------------------------------------------------
         100,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                             105,250
                  ----------------------------------------------------------------------------
         150,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                           151,125
                  ----------------------------------------------------------------------------
         100,000  Sullivan Broadcasting, Sr. Sub. Note, 10.25%, 12/15/2005                             100,250
                  ----------------------------------------------------------------------------
          50,000  Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                           50,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                813,870
                  ----------------------------------------------------------------------------  --------------
                  BUSINESS EQUIPMENT & SERVICES--0.2%
                  ----------------------------------------------------------------------------
         150,000  Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                       164,250
                  ----------------------------------------------------------------------------
         100,000  Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                111,500
                  ----------------------------------------------------------------------------
          50,000  (b)Outsourcing Solutions, Sr. Sub. Note, 11.00%, 11/1/2006                            52,250
                  ----------------------------------------------------------------------------
         100,000  United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                            110,875
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                438,875
                  ----------------------------------------------------------------------------  --------------
                  CABLE TELEVISION--0.6%
                  ----------------------------------------------------------------------------
         100,000  (b)Australis Holdings Pty, Unit, 0/15.00%, 11/1/2002                                  56,750
                  ----------------------------------------------------------------------------
         100,000  Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                              86,500
                  ----------------------------------------------------------------------------
         100,000  CF Cable TV Inc., Sr. Secd. 2nd Priority Note, 11.625%,
                  2/15/2005                                                                            116,500
                  ----------------------------------------------------------------------------
         100,000  Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                          101,250
                  ----------------------------------------------------------------------------
          50,000  Cai Wireless Systems, Sr. Note, 12.25%, 9/15/2002                                     41,250
                  ----------------------------------------------------------------------------
          50,000  Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                          51,750
                  ----------------------------------------------------------------------------
         175,000  Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                         122,063
                  ----------------------------------------------------------------------------
         100,000  Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%, 3/15/2004            76,500
                  ----------------------------------------------------------------------------
         100,000  International Cabletel, Sr. Disc. Note, 0/12.75%, 4/15/2005                           72,000
                  ----------------------------------------------------------------------------
         100,000  International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                  64,625
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  CABLE TELEVISION--CONTINUED
                  ----------------------------------------------------------------------------
$        100,000  People's Choice--TV, Unit, 0/13.125%, 6/1/2004                                $       39,500
                  ----------------------------------------------------------------------------
          50,000  Rogers Cablesystems Inc., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007              53,000
                  ----------------------------------------------------------------------------
          50,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005              53,750
                  ----------------------------------------------------------------------------
         275,000  Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                    188,375
                  ----------------------------------------------------------------------------
         100,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                            53,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,177,313
                  ----------------------------------------------------------------------------  --------------
                  CHEMICALS & PLASTICS--0.4%
                  ----------------------------------------------------------------------------
          50,000  (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                     51,000
                  ----------------------------------------------------------------------------
         100,000  Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                              112,750
                  ----------------------------------------------------------------------------
          35,000  Foamex Capital Corp., Sr. Sub. Deb., 11.875%, 10/1/2004                               37,800
                  ----------------------------------------------------------------------------
          50,000  Foamex L.P., Sr. Note, 11.25%, 10/1/2002                                              53,125
                  ----------------------------------------------------------------------------
         150,000  Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                         154,875
                  ----------------------------------------------------------------------------
          83,000  Polymer Group, Sr. Note, 12.25%, 7/15/2002                                            90,055
                  ----------------------------------------------------------------------------
         100,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                86,500
                  ----------------------------------------------------------------------------
          75,000  Sterling Chemical Holding, Sr. Disc. Note, 0/13.50%, 8/15/2008                        42,563
                  ----------------------------------------------------------------------------
                  Sterling Chemicals Holdings, Inc. 75 Warrants, 8/15/2008                               2,625
                  ----------------------------------------------------------------------------
          50,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                            51,875
                  ----------------------------------------------------------------------------
          50,000  Uniroyal Technology Corporation, Sr. Secd. Note, 11.75%,
                  6/1/2003                                                                              50,000
                  ----------------------------------------------------------------------------
          75,000  Viridian Inc., Note, 9.75%, 4/1/2003                                                  82,115
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                815,283
                  ----------------------------------------------------------------------------  --------------
                  CLOTHING & TEXTILES--0.1%
                  ----------------------------------------------------------------------------
         150,000  Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                           154,875
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  CONSUMER PRODUCTS--0.2%
                  ----------------------------------------------------------------------------
$         50,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                         $       53,750
                  ----------------------------------------------------------------------------
         100,000  Hosiery Corp. of America, Sr. Sub. Note, 13.75%, 8/1/2002                            110,500
                  ----------------------------------------------------------------------------
                  Hosiery Corp. of America, 50 Common Shares                                               275
                  ----------------------------------------------------------------------------
         100,000  (b)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                           52,250
                  ----------------------------------------------------------------------------
         100,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                       99,500
                  ----------------------------------------------------------------------------
          75,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                         78,375
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                394,650
                  ----------------------------------------------------------------------------  --------------
                  CONTAINER & GLASS PRODUCTS--0.1%
                  ----------------------------------------------------------------------------
         100,000  Owens Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                               106,375
                  ----------------------------------------------------------------------------
          50,000  Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                 52,250
                  ----------------------------------------------------------------------------
         100,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                105,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                264,125
                  ----------------------------------------------------------------------------  --------------
                  COSMETICS & TOILETRIES--0.1%
                  ----------------------------------------------------------------------------
         100,000  Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                           105,250
                  ----------------------------------------------------------------------------  --------------
                  ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                  ----------------------------------------------------------------------------
          50,000  (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                     51,313
                  ----------------------------------------------------------------------------
                  ICF Kaiser International, 120 Warrants, 12/31/1998                                        60
                  ----------------------------------------------------------------------------
          75,000  ICF Kaiser International, Sr. Sub. Note, 12.00%, 12/31/2003                           71,250
                  ----------------------------------------------------------------------------
         100,000  (a)*Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                       41,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                163,623
                  ----------------------------------------------------------------------------  --------------
                  ELECTRONICS--0.0%
                  ----------------------------------------------------------------------------
          50,000  Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                              54,438
                  ----------------------------------------------------------------------------  --------------
                  FOOD & DRUG RETAILERS--0.2%
                  ----------------------------------------------------------------------------
         100,000  Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                          107,000
                  ----------------------------------------------------------------------------
                  Grand Union Co., 1,325 Common Shares                                                   7,619
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  FOOD & DRUG RETAILERS--CONTINUED
                  ----------------------------------------------------------------------------
$        150,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                              $      155,813
                  ----------------------------------------------------------------------------
          50,000  Smith's Food & Drug, Sr. Sub. Note, 11.25%, 5/15/2007                                 55,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                325,432
                  ----------------------------------------------------------------------------  --------------
                  FOOD PRODUCTS--0.1%
                  ----------------------------------------------------------------------------
          75,000  (b)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                        77,063
                  ----------------------------------------------------------------------------
          50,000  Specialty Foods, Sr. Sub. Note, 11.75%, 8/15/2003                                     42,750
                  ----------------------------------------------------------------------------
         100,000  Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                110,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                229,813
                  ----------------------------------------------------------------------------  --------------
                  FOREST PRODUCTS--0.2%
                  ----------------------------------------------------------------------------
          75,000  Four M Corp, Sr. Note, 12.00%, 6/1/2006                                               77,438
                  ----------------------------------------------------------------------------
          50,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                  4/15/2005                                                                             48,750
                  ----------------------------------------------------------------------------
         100,000  Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                             91,000
                  ----------------------------------------------------------------------------
          75,000  Stone Container, Sr. Note, 11.50%, 10/1/2004                                          79,125
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                296,313
                  ----------------------------------------------------------------------------  --------------
                  HEALTHCARE--0.2%
                  ----------------------------------------------------------------------------
         125,000  (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                        135,625
                  ----------------------------------------------------------------------------
          50,000  (b)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                            54,250
                  ----------------------------------------------------------------------------
         100,000  Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                   111,000
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                300,875
                  ----------------------------------------------------------------------------  --------------
                  HOTELS, MOTELS, INNS & CASINOS--0.0%
                  ----------------------------------------------------------------------------
          50,000  Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                     53,000
                  ----------------------------------------------------------------------------  --------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
                  ----------------------------------------------------------------------------
         100,000  Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                 112,250
                  ----------------------------------------------------------------------------
          75,000  (b)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                        77,250
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
                  ----------------------------------------------------------------------------
$         50,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%,
                  7/1/2001                                                                      $       51,250
                  ----------------------------------------------------------------------------
          50,000  (b)Intl Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006                         51,500
                  ----------------------------------------------------------------------------
          50,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                 52,625
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                344,875
                  ----------------------------------------------------------------------------  --------------
                  LEISURE & ENTERTAINMENT--0.2%
                  ----------------------------------------------------------------------------
          50,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                    52,688
                  ----------------------------------------------------------------------------
         100,000  AMF Group, Inc., Sr. Sub. Disc. 0/12.25%, Note, 3/15/2006                             63,750
                  ----------------------------------------------------------------------------
          50,000  Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                          52,375
                  ----------------------------------------------------------------------------
         100,000  Premier Parks, Sr. Note, 12.00%, 8/15/2003                                           109,500
                  ----------------------------------------------------------------------------
         150,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                      138,750
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                417,063
                  ----------------------------------------------------------------------------  --------------
                  MACHINERY & EQUIPMENT--0.2%
                  ----------------------------------------------------------------------------
         100,000  Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                     105,000
                  ----------------------------------------------------------------------------
          50,000  (b)Clark Material, Sr. Note, 10.75%, 11/15/2006                                       51,375
                  ----------------------------------------------------------------------------
          67,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                         76,380
                  ----------------------------------------------------------------------------
          75,000  (b)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                               79,313
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                312,068
                  ----------------------------------------------------------------------------  --------------
                  OIL & GAS--0.1%
                  ----------------------------------------------------------------------------
         100,000  (b)HS Resources, Inc., Sr. Sub. Note, 9.25%, 11/15/2006                              102,250
                  ----------------------------------------------------------------------------
          50,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                              54,125
                  ----------------------------------------------------------------------------
         100,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                            109,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                265,625
                  ----------------------------------------------------------------------------  --------------
                  PRINTING & PUBLISHING--0.1%
                  ----------------------------------------------------------------------------
         100,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                       107,250
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  PRINTING & PUBLISHING--CONTINUED
                  ----------------------------------------------------------------------------
                  K-III Communications Corp., 1,044 PIK Pfd. Shares, Series B, 11.625%          $      104,923
                  ----------------------------------------------------------------------------
$         50,000  (b)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                            51,313
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                263,486
                  ----------------------------------------------------------------------------  --------------
                  REAL ESTATE--0.1%
                  ----------------------------------------------------------------------------
         100,000  Trizec Finance, Sr. Note, 10.875%, 10/15/2005                                        110,750
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--0.0%
                  ----------------------------------------------------------------------------
          50,000  (b)Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                  51,188
                  ----------------------------------------------------------------------------  --------------
                  STEEL--0.2%
                  ----------------------------------------------------------------------------
                  (b)Bar Technologies, Inc. 50 Warrants, 4/1/2001                                        3,000
                  ----------------------------------------------------------------------------
          50,000  Bar Technologies, Inc., Company Guarantee, 13.50%, 4/1/2001                           50,750
                  ----------------------------------------------------------------------------
          50,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                    46,750
                  ----------------------------------------------------------------------------
          75,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                        70,065
                  ----------------------------------------------------------------------------
         100,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                      103,500
                  ----------------------------------------------------------------------------
          75,000  Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                          68,531
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                342,596
                  ----------------------------------------------------------------------------  --------------
                  SURFACE TRANSPORTATION--0.3%
                  ----------------------------------------------------------------------------
          50,000  Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                            49,750
                  ----------------------------------------------------------------------------
         100,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                109,000
                  ----------------------------------------------------------------------------
          50,000  Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                  50,250
                  ----------------------------------------------------------------------------
          75,000  (b)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                76,125
                  ----------------------------------------------------------------------------
         100,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                               107,125
                  ----------------------------------------------------------------------------
         100,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                        96,500
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                488,750
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        VALUE
     AMOUNT                                                                                        IN U.S.
   OR SHARES                                                                                       DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  HIGH YIELD BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  TELECOMMUNICATIONS & CELLULAR--0.5%
                  ----------------------------------------------------------------------------
$        100,000  American Communications, Sr. Disc. Note, 0/12.75%, 4/1/2006                   $       54,750
                  ----------------------------------------------------------------------------
         175,000  Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                            101,938
                  ----------------------------------------------------------------------------
         250,000  Brooks Fiber Properties, Inc. Sr. Disc. Note, 0/10.875%, 3/1/2006                    166,250
                  ----------------------------------------------------------------------------
         150,000  Cellular Communication, Sr. Disc. Note, 0/10.875%, 8/15/2000                         102,750
                  ----------------------------------------------------------------------------
                  Cellular Communications International, Inc. 150 Warrants,
                  8/15/2003                                                                              1,875
                  ----------------------------------------------------------------------------
          25,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                     27,313
                  ----------------------------------------------------------------------------
         200,000  Millicom International, Sr. Disc. Note, 13.50%, 6/1/2006                             118,500
                  ----------------------------------------------------------------------------
          25,000  (a)**Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                      13,750
                  ----------------------------------------------------------------------------
          75,000  Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                       56,813
                  ----------------------------------------------------------------------------
          50,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                      50,313
                  ----------------------------------------------------------------------------
                  PanAmSat Corp., 52 PIK Pfd. Shares, 12.75%                                            63,700
                  ----------------------------------------------------------------------------
          50,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                    50,500
                  ----------------------------------------------------------------------------
         150,000  Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                         102,750
                  ----------------------------------------------------------------------------
         125,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                   125,938
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,037,140
                  ----------------------------------------------------------------------------  --------------
                  UTILITIES--0.1%
                  ----------------------------------------------------------------------------
         125,000  California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                           130,938
                  ----------------------------------------------------------------------------
                  El Paso Electric Co., 1,084 PIK Pfd. Shares, Series A, 11.40%                        119,541
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                250,479
                  ----------------------------------------------------------------------------  --------------
                  TOTAL HIGH YIELD BONDS                                                            10,132,693
                  ----------------------------------------------------------------------------  --------------
                  INVESTMENT GRADE BONDS--2.7%
                  ----------------------------------------------------------------------------
                  BANKING--0.3%
                  ----------------------------------------------------------------------------
         250,000  Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                         270,648
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  INVESTMENT GRADE BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BANKING--CONTINUED
                  ----------------------------------------------------------------------------
$        250,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                         $      272,193
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                542,841
                  ----------------------------------------------------------------------------  --------------
                  BEVERAGE & TOBACCO--0.0%
                  ----------------------------------------------------------------------------
          50,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                      48,938
                  ----------------------------------------------------------------------------  --------------
                  CABLE TELEVISION--0.3%
                  ----------------------------------------------------------------------------
         230,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                   270,393
                  ----------------------------------------------------------------------------
         250,000  TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                        276,955
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                547,348
                  ----------------------------------------------------------------------------  --------------
                  CHEMICALS & PLASTICS--0.1%
                  ----------------------------------------------------------------------------
         250,000  (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                               253,930
                  ----------------------------------------------------------------------------  --------------
                  FINANCIAL INTERMEDIARIES--0.6%
                  ----------------------------------------------------------------------------
         200,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                  216,398
                  ----------------------------------------------------------------------------
         300,000  DLJ, Note, 6.875%, 11/1/2005                                                         300,798
                  ----------------------------------------------------------------------------
         250,000  Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                           294,400
                  ----------------------------------------------------------------------------
         100,000  Lehman Bros Inc, Sr. Sub. Note, 6.125%, 2/1/2001                                      98,728
                  ----------------------------------------------------------------------------
         150,000  Salomon Inc, Sr. Note, 9.00%, 2/15/1999                                              158,312
                  ----------------------------------------------------------------------------
         100,000  Salomon Inc., Sr. Note, 7.02%, 9/25/1998                                             101,491
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,170,127
                  ----------------------------------------------------------------------------  --------------
                  FOOD & DRUG RETAILERS--0.1%
                  ----------------------------------------------------------------------------
         250,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                       266,478
                  ----------------------------------------------------------------------------  --------------
                  INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                  ----------------------------------------------------------------------------
         250,000  Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003                                     276,850
                  ----------------------------------------------------------------------------  --------------
                  INSURANCE--0.3%
                  ----------------------------------------------------------------------------
         225,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                          273,431
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT OR
    FOREIGN                                                                                         VALUE
    CURRENCY                                                                                       IN U.S.
   PAR AMOUNT                                                                                      DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  INVESTMENT GRADE BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  INSURANCE--CONTINUED
                  ----------------------------------------------------------------------------
$        250,000  Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                            $      260,716
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                534,147
                  ----------------------------------------------------------------------------  --------------
                  METALS & MINING--0.2%
                  ----------------------------------------------------------------------------
         250,000  Santa Fe Pacific Gold Co, Note, 8.375%, 7/1/2005                                     262,795
                  ----------------------------------------------------------------------------  --------------
                  PRINTING & PUBLISHING--0.1%
                  ----------------------------------------------------------------------------
         250,000  News Amer Hldgs, Sr. Note, 7.50%, 3/1/2000                                           258,283
                  ----------------------------------------------------------------------------  --------------
                  SERVICES--0.1%
                  ----------------------------------------------------------------------------
         200,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                       206,262
                  ----------------------------------------------------------------------------  --------------
                  SOVEREIGN GOVERNMENT--0.3%
                  ----------------------------------------------------------------------------
         250,000  (b)Freeport Terminal (Malta), GTD. Global Note, 7.50%, 3/29/2009                     262,878
                  ----------------------------------------------------------------------------
         285,000  Republic of Colombia, Note, 7.25%, 2/15/2003                                         283,481
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                546,359
                  ----------------------------------------------------------------------------  --------------
                  SURFACE TRANSPORTATION--0.2%
                  ----------------------------------------------------------------------------
         250,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                         300,815
                  ----------------------------------------------------------------------------  --------------
                  TOTAL INVESTMENT GRADE BONDS                                                       5,215,173
                  ----------------------------------------------------------------------------  --------------
                  FOREIGN BONDS--7.3%
                  ----------------------------------------------------------------------------
                  AUSTRALIAN DOLLAR--0.3%
                  ----------------------------------------------------------------------------
         224,000  Queensland Treas Global, Local Government Guarantee, 8.00%, 5/14/2003                191,323
                  ----------------------------------------------------------------------------
         283,000  Queensland Treas Global, Local Government Guarantee, 8.00%, 8/14/2001                239,470
                  ----------------------------------------------------------------------------
         150,000  State Bank Of New South Wales, 12.25%, 2/26/2001                                     144,601
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                575,394
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
    CURRENCY                                                                                       IN U.S.
   PAR AMOUNT                                                                                      DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  BELGIAN FRANC--0.2%
                  ----------------------------------------------------------------------------
       2,570,000  Belgian Government, Bond, 6.50%, 3/31/2005                                    $       85,534
                  ----------------------------------------------------------------------------
       9,000,000  Belgium Kingdom, 7.75%, 10/15/2004                                                   323,250
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                408,784
                  ----------------------------------------------------------------------------  --------------
                  CANADIAN DOLLAR--0.4%
                  ----------------------------------------------------------------------------
         569,000  Canada Government, Deb., 6.50%, 6/1/2004                                             441,091
                  ----------------------------------------------------------------------------
         400,000  Ontario Hydro, 9.00%, 6/24/2002                                                      346,470
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                787,561
                  ----------------------------------------------------------------------------  --------------
                  DANISH KRONE--0.4%
                  ----------------------------------------------------------------------------
       2,931,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                                              542,851
                  ----------------------------------------------------------------------------
       1,200,000  Denmark, 8.00%, 5/15/2003                                                            224,757
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                767,608
                  ----------------------------------------------------------------------------  --------------
                  FRENCH FRANC--0.3%
                  ----------------------------------------------------------------------------
       1,352,000  France O.a.t., Bond, 7.25%, 4/25/2006                                                290,132
                  ----------------------------------------------------------------------------
         319,000  France O.a.t., Bond, 7.50%, 4/25/2005                                                441,690
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                731,822
                  ----------------------------------------------------------------------------  --------------
                  DEUTSCHE MARK--1.4%
                  ----------------------------------------------------------------------------
         400,000  Bundesobligationen, Deb., 7.25%, 10/20/1997                                          268,929
                  ----------------------------------------------------------------------------
         195,000  Deutschland Republic, Deb., 6.25%, 1/4/2024                                          121,328
                  ----------------------------------------------------------------------------
      42,000,000  KFW International Finance, 6.00%, 11/29/1999                                         422,212
                  ----------------------------------------------------------------------------
         500,000  KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                          347,308
                  ----------------------------------------------------------------------------
         800,000  KFW International Finance, 7.00%, 5/12/2000                                          165,684
                  ----------------------------------------------------------------------------
       1,050,000  Treuhandanstalt, 7.75%, 10/1/2002                                                    773,113
                  ----------------------------------------------------------------------------
         960,000  Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                         677,948
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              2,776,522
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
    CURRENCY                                                                                       IN U.S.
   PAR AMOUNT                                                                                      DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  IRISH POUND--0.3%
                  ----------------------------------------------------------------------------
         180,000  Irish Government, Bond, 6.50%, 10/18/2001                                     $      310,642
                  ----------------------------------------------------------------------------
         180,000  Treasury, Deb., 6.25%, 4/1/1999                                                      305,952
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                616,594
                  ----------------------------------------------------------------------------  --------------
                  ITALIAN LIRA--0.6%
                  ----------------------------------------------------------------------------
     265,000,000  Btps, Bond, 10.50%, 11/1/2000                                                        196,851
                  ----------------------------------------------------------------------------
   1,225,000,000  Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                            907,144
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,103,995
                  ----------------------------------------------------------------------------  --------------
                  JAPANESE YEN--0.6%
                  ----------------------------------------------------------------------------
     100,000,000  Export-Import Bank Japan, 4.375%, 10/1/2003                                          999,780
                  ----------------------------------------------------------------------------
      10,000,000  Interamerican Development, Deb., 7.25%, 5/15/2000                                    105,465
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,105,245
                  ----------------------------------------------------------------------------  --------------
                  NETHERLANDS GUILDER--0.4%
                  ----------------------------------------------------------------------------
         285,000  Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                           172,489
                  ----------------------------------------------------------------------------
         220,000  Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                      144,178
                  ----------------------------------------------------------------------------
         650,000  Netherlands Government, 5.75%, 1/15/2004                                             386,389
                  ----------------------------------------------------------------------------
         300,000  Netherlands Government, 6.00%, 1/15/2006                                             178,855
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                881,911
                  ----------------------------------------------------------------------------  --------------
                  NEW ZEALAND DOLLAR--0.2%
                  ----------------------------------------------------------------------------
         205,000  New Zealand Government, 8.00%, 2/15/2001                                             151,629
                  ----------------------------------------------------------------------------
         270,000  New Zealand Government, Bond, 8.00%, 7/15/1998                                       195,293
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                346,922
                  ----------------------------------------------------------------------------  --------------
                  NORWEGIAN KRONE--0.3%
                  ----------------------------------------------------------------------------
       1,429,000  NGB Bond, 9.00%, 1/31/1999                                                           242,249
                  ----------------------------------------------------------------------------
       1,620,000  Norwegian Government, Bond, 7.00%, 5/31/2001                                         268,999
                  ----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
    CURRENCY                                                                                       IN U.S.
   PAR AMOUNT                                                                                      DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                  FOREIGN BONDS--CONTINUED
                  ----------------------------------------------------------------------------
                  NORWEGIAN KRONE--CONTINUED
                  ----------------------------------------------------------------------------
       1,215,000  Norwegian Government, Foreign Gov't. Guarantee, 5.75%,
                  11/30/2004                                                                    $      185,961
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                697,209
                  ----------------------------------------------------------------------------  --------------
                  PORTUGESE ESCUDO--0.1%
                  ----------------------------------------------------------------------------
      33,000,000  Portuguese Ot's, Bond, 11.875%, 2/23/2000                                            246,597
                  ----------------------------------------------------------------------------  --------------
                  SPANISH PESETA--0.5%
                  ----------------------------------------------------------------------------
      40,000,000  Spanish Government, 10.00%, 2/28/2005                                                366,898
                  ----------------------------------------------------------------------------
      30,000,000  Spanish Government, Bond, 8.80%, 4/30/2006                                           254,863
                  ----------------------------------------------------------------------------
      16,740,000  Spanish Government, Bond, 9.40%, 4/30/1999                                           138,944
                  ----------------------------------------------------------------------------
      15,030,000  Spanish Government, Deb., 10.10%, 2/28/2001                                          132,501
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                893,206
                  ----------------------------------------------------------------------------  --------------
                  SWEDISH KRONA--0.3%
                  ----------------------------------------------------------------------------
       1,000,000  Stadshypotekskas, Foreign Spanish Government Guarantee, Series 1551, 7.50%,
                  3/17/1999                                                                            155,221
                  ----------------------------------------------------------------------------
       2,400,000  Sweden, 6.00%, 2/9/2005                                                              338,504
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                                493,725
                  ----------------------------------------------------------------------------  --------------
                  UNITED KINGDOM POUND--1.0%
                  ----------------------------------------------------------------------------
         366,000  British Gas PLC, 8.875%, 7/8/2008                                                    646,484
                  ----------------------------------------------------------------------------
         145,000  UK Treasury, Deb., 8.50%, 12/7/2005                                                  262,444
                  ----------------------------------------------------------------------------
         375,000  UK Conversion, 9.00%, 3/3/2000                                                       668,095
                  ----------------------------------------------------------------------------
          60,000  UK Treasury, Bond, 8.00%, 12/7/2015                                                  105,855
                  ----------------------------------------------------------------------------
         180,000  United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                      302,244
                  ----------------------------------------------------------------------------  --------------
                  Total                                                                              1,985,122
                  ----------------------------------------------------------------------------  --------------
                  TOTAL FOREIGN BONDS                                                               14,418,217
                  ----------------------------------------------------------------------------  --------------
                  TOTAL BONDS (IDENTIFIED COST $84,813,883)                                         87,074,038
                  ----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
     AMOUNT                                                                                        DOLLARS
----------------  ----------------------------------------------------------------------------  --------------
CASH EQUIVALENT--6.5%
----------------------------------------------------------------------------------------------
                  (C)REPURCHASE AGREEMENT--6.5%
                  ----------------------------------------------------------------------------
$     12,760,000  BT Securities Corporation, 5.720%, dated 11/29/1996, due
                  12/2/1996 (AT AMORTIZED COST)                                                 $   12,760,000
                  ----------------------------------------------------------------------------  --------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $181,761,615)(D)                           $  195,503,417
                  ----------------------------------------------------------------------------  --------------


 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $3,749,206 which represents 1.9% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.


(d) The cost of investments for federal tax purposes amounts to $181,859,746. The net unrealized appreciation of investments on a federal tax basis amounts to $13,643,671 which is comprised of $15,792,579 appreciation and $2,148,908 depreciation at November 30, 1996.



Note: The categories of investments are shown as a percentage of net assets
      ($196,463,347) at November 30, 1996.


The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GDR--Global Depository Receipt
GTD--Guaranty
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company

SPA--Standby Purchase Agreement



*MID-AMERICAN WASTE SYSTEMS, INC.

On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------


**MOBILEMEDIA COMMUNICATIONS

On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $181,761,615, and tax cost $181,859,746)
                                                                                                     $ 195,503,417
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost $18,886)                                            18,886
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        2,023,744
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            499,775
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 178,038
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           24,672
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       198,248,532
---------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------
Payable for investments purchased                                                       $ 1,464,746
--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  71,663
--------------------------------------------------------------------------------------
Payable to Bank                                                                             104,277
--------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    8,594
--------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                 841
--------------------------------------------------------------------------------------
Accrued expenses                                                                            135,064
--------------------------------------------------------------------------------------  -----------
    Total liabilities                                                                                    1,785,185
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 16,073,938 shares outstanding                                                         $ 196,463,347
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 176,771,334
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, translation of assets and liabilities
in foreign currency and futures contracts                                                               13,742,353
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions
and futures contracts                                                                                    4,772,024
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      1,177,636
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 196,463,347
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
Institutional Shares: $136,255,381 / 11,139,678 shares outstanding                                          $12.23
---------------------------------------------------------------------------------------------------  -------------
Select Shares: $60,207,966 / 4,934,260 shares outstanding                                                   $12.20
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $53,139)                                                  $1,346,574
----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $28,552) (net of foreign taxes withheld of $9,019)             5,772,747
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       7,119,321
----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,108,082
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    155,001
-----------------------------------------------------------------------------------------
Custodian fees                                                                               136,787
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     105,068
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,817
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 14,561
-----------------------------------------------------------------------------------------
Legal fees                                                                                     4,122
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     88,456
-----------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                     331,734
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                               258,783
-----------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                      110,578
-----------------------------------------------------------------------------------------
Share registration costs                                                                      69,233
-----------------------------------------------------------------------------------------
Printing and postage                                                                          70,759
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             5,003
-----------------------------------------------------------------------------------------
Taxes                                                                                          2,783
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 18,452
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         2,484,219
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $(299,180)
------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                             (110,578)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                       (207,026)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (616,784)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   1,867,435
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      5,251,886
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions and futures contracts                  5,108,532
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets and liabilities
in foreign currency and futures contracts                                                              7,820,439
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments, foreign currency and futures contracts           12,928,971
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $18,180,857
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                          1996           1995
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------
Net investment income                                                                 $   5,251,886  $  2,388,609
------------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency
transactions, and futures contracts ($4,840,279 and $2,146,546
net gains, respectively, as computed for federal tax purposes)                            5,108,532     1,792,344
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments, translation of assets and liabilities in foreign
currency and futures contracts                                                            7,820,439     6,797,361
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from operations                                       18,180,857    10,978,314
------------------------------------------------------------------------------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------------------
  Institutional Shares                                                                   (3,611,245)   (1,589,524)
------------------------------------------------------------------------------------
  Select Shares                                                                          (1,261,400)     (320,621)
------------------------------------------------------------------------------------
Distributions from net realized gains on investments,
foreign currency transactions and futures contracts
------------------------------------------------------------------------------------
  Institutional Shares                                                                   (1,417,081)      --
------------------------------------------------------------------------------------
  Select Shares                                                                            (583,800)      --
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from distributions to
    shareholders                                                                         (6,873,526)   (1,910,145)
------------------------------------------------------------------------------------  -------------  ------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------
Proceeds from sale of shares                                                            111,287,688    63,762,378
------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                 4,340,056     1,014,253
------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (26,142,343)  (10,099,348)
------------------------------------------------------------------------------------  -------------  ------------
    Change in net assets resulting from share transactions                               89,485,401    54,677,283
------------------------------------------------------------------------------------  -------------  ------------
         Change in net assets                                                           100,792,732    63,745,452
------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------
Beginning of period                                                                      95,670,615    31,925,163
------------------------------------------------------------------------------------  -------------  ------------
End of period (including undistributed net investment income
of $1,177,636 and $885,488, respectively)                                             $ 196,463,347  $ 95,670,615
------------------------------------------------------------------------------------  -------------  ------------


(See Notes which are an integral part of the Financial Statements)
FEDERATED MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.


The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment companies. The following reclassifications have been made to the financial statements.

                INCREASE (DECREASE)
        ACCUMULATED             UNDISTRIBUTED NET
     NET REALIZED GAIN          INVESTMENT INCOME
          $87,093                   ($87,093)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $1,052,413 on futures contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                    IN                       UNREALIZED
                                               CONTRACTS TO      EXCHANGE     CONTRACTS     APPRECIATION
    CONTRACTS SOLD        SETTLEMENT DATE     DELIVER/RECEIVE       FOR       AT VALUE     (DEPRECIATION)
Brazilian Real          December 2, 1996            11,402       $  11,054    $  11,038       $      16
Brazilian Real          December 2, 1996             7,594           7,353        7,351               2
New Zealand Dollar      December 3, 1996           118,720          83,579       84,438            (859)
                                                                             -----------         ------
    Total                                                                                     ($    841)
                                                                                                 ------


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                                                                                                   ACQUISITION
                               SECURITY                                     ACQUISITION DATE           COST
     Acer, Inc., ADR                                                            7/19/1996           $   20,900
     Allied Waste                                                              11/25/1996               50,000
     Astor Corp.                                                                10/2/1996               49,750
     Australis Holdings Pty, Unit                                              10/29/1996               56,880
     Bar Technologies, Inc.                                                     8/28/1996                2,794
     Bayer Corp.                                                                5/21/1996              245,903
     Blue Bird Body Co.                                                        11/13/1996               49,848
     Bombay Suburban Electric Supply, GDR                                       2/29/1996               44,640
     Cheung Kong Infrastructure                                            7/11/1996-8/22/1996          59,912
     China Resources Bejing Land                                                11/5/1996                5,519
     Chilectra S.A., ADR                                                        2/28/1996               16,284
     Clark Material                                                            11/22/1996               50,000
     Commonwealth Installment                                                   7/15/1996               50,502
     Crompton Greaves Ltd., GDR                                             7/1/1996-7/2/1996           60,493
     Dade International, Inc.                                              4/30/1996-6/13/1996         128,156
     Elevadores Atlas                                                           9/25/1996               44,224
     Euramax International Plc                                                  9/18/1996               75,375
     First Nationwide Escrow                                                    9/13/1996              101,250
     Freeport Terminal (Malta)                                                  5/12/1995              247,740
     Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                 11/6/1995-1/29/1996          33,772
     HS Resources, Inc.                                                        11/22/1996               99,482
     ICON Fitness Corp.                                                        11/15/1996               51,224
     Intl Knife & Saw, Inc.                                                    10/31/1996               50,000
     International Home Foods                                                  10/29/1996               75,000
     Japan Tobacco,                                                        6/17/1996-7/26/1996         273,048
     Larsen & Toubro Ltd., GDR                                                  6/5/1996                59,700
     Mahindra and Mahindra, GDR                                            1/22/1996-2/2/1996           31,500
     NGC Corp.                                                                 11/15/1996               77,934
     Outsourcing Solutions                                                     10/31/1996               50,000
     Petersen Publishing                                                       11/20/1996               50,000
     Prime Succession Acq.                                                      8/13/1996               50,000
     Ryder TRS, Inc.                                                           11/20/1996               50,000
     Sakura Finance (Bermuda)                                                   9/12/1996              163,191
     Shanghai Industrial Holdings LTD                                           5/23/1996               49,439
     Steel Authority of India, GDR                                         4/22/1996-4/23/1996          32,044
     Statia Terminals                                                          11/22/1996               75,000
     Sumitomo Bank Int'l                                                        6/6/1996                55,081
     Tokheim Corporation                                                   8/16/1996-9/4/1996           76,625
     Westinghouse Electric Corp.                                           9/27/1995-3/14/1996         760,588


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
INSTITUTIONAL SHARES                                        SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                 6,436,864  $   74,361,820   3,678,939  $  39,452,689
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        233,538       2,669,402      72,763        769,585
--------------------------------------------------------
Shares redeemed                                            (1,460,401)    (16,943,185)   (772,807)    (8,225,144)
--------------------------------------------------------  -----------  --------------  ----------  -------------
     Net change resulting from Institutional Shares
     transactions                                           5,210,001  $   60,088,037   2,978,895  $  31,997,130
--------------------------------------------------------  -----------  --------------  ----------  -------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                       1995
SELECT SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                 3,200,775  $  36,925,868   2,233,281  $  24,309,689
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                      146,513      1,670,654      22,609        244,668
---------------------------------------------------------
Shares redeemed                                              (792,466)    (9,199,158)   (177,462)    (1,874,204)
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from Select Shares transactions   2,554,822  $  29,397,364   2,078,428  $  22,680,153
---------------------------------------------------------  ----------  -------------  ----------  -------------
          Net change resulting from share transactions      7,764,823  $  89,485,401   5,057,323  $  54,677,283
---------------------------------------------------------  ----------  -------------  ----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory fee.

Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets of Select Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $88,474 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,897 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  214,892,993
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  128,619,370
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At November 30, 1996, the diversification of industries was as follows:


               INDUSTRY                    % OF NET ASSETS
Aerospace & Military Technology                    0.1
Agency                                             1.6
Automotive                                         0.5
Banking                                            1.3
Basic Industry                                     2.7
Beverage & Tobacco                                 0.2
Broadcast Radio & T.V.                             0.5
Broadcasting & Publishing                          0.5
Building Materials & Components                    0.1
Business & Public Services                         0.2
Business Equipment & Services                      0.3
Cable Television                                   0.6
Cash Equivalents                                   6.7
Chemicals & Plastics                               0.7
Clothing & Textiles                                0.1
Construction & Housing                             0.4
Consumer Durables                                  1.6
Consumer Non-Durables                              4.3
Container & Glass Products                         0.2
Cosmetics & Toiletries                             0.1
Electric Utilities                                 1.5
Electrical & Electronics                           0.7
Electronic Components, Instruments                 0.5
Energy Minerals                                    3.4
Energy Sources                                     0.4
Finance                                            5.0
Financial Intermediaries                           0.7
Finance Services                                   0.5
Food & Drug Retailers                              0.3
Food & Household Products                          0.4
Forest Products & Paper                            0.2
Government Agency                                  7.2
Health & Personal Care                             0.7
Health Care                                        4.0
Industrial Components                              0.1
Industrial Products & Equipment                    0.2
Insurance                                          0.7
Leisure & Entertainment                            0.2
Leisure & Tourism                                  0.2
Machinery & Engineering                            0.7
Machinery & Equipment                              0.1
Manufacturing                                      0.3
Merchandising                                      0.6
Metals & Mining                                    0.1
Miscellaneous Materials & Commodities              0.2
Multi-Industry                                     0.4
Oil & Gas                                          0.8
Pharmaceutical                                     0.2
Printing & Publishing                              0.3
Producer Manufacturing                             2.2
Real Estate                                        0.8
Recreation, Other Consumer Goods                   0.4
Retail Trade                                       1.9
Services                                           2.2
Sovereign                                          5.2
State & Provincial                                 0.3
Steel                                              0.2
Supranational                                      0.1
Surface Transportation                             0.4
Tobacco                                            0.1
Technology                                         3.6
Telecommunications                                 0.3
Telecommunications & Cellular                      0.6
Transportation                                     0.5
Treasury Securities                               21.9
Utilities--Electronic & Gas                        4.0


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Growth Fund):




We have audited the accompanying statement of assets and liabilities of Federated Managed Growth Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania
January 15, 1997



APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Growth Fund
                    Select Shares                                          Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global                                       175 Water Street
                    Research Corp.                                         New York, NY 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



                                            FEDERATED MANAGED
                                            GROWTH FUND
                                            SELECT SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio
                                            of Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997


[LOGO FEDERATED INVESTORS]
      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND
      AND IS A SUBSIDIARY OF FEDERATED INVESTORS.

       Cusip 56166K602
             3122011A-SEL


FEDERATED MANAGED GROWTH AND INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Managed Growth and Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek current income and capital appreciation. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      15
TRUST INFORMATION                                                             15
------------------------------------------------------
  Management of the Trust                                                     15
  Distribution of Institutional Shares                                        19
  Administration of the Fund                                                  19
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               21
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             21
------------------------------------------------------
  Share Purchases                                                             21
  Minimum Investment Required                                                 22
  What Shares Cost                                                            22
  Systematic Investment Program                                               22
  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               22

REDEEMING INSTITUTIONAL SHARES                                                23
------------------------------------------------------
  Through a Financial Institution                                             23
  Telephone Redemption                                                        23
  Written Requests                                                            23
  Systematic Withdrawal Program                                               24
  Accounts with Low Balances                                                  24

SHAREHOLDER INFORMATION                                                       25
------------------------------------------------------
  Voting Rights                                                               25

TAX INFORMATION                                                               25
------------------------------------------------------
  Federal Income Tax                                                          25
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       26
------------------------------------------------------
  Financial Highlights--Select Shares                                         27

FINANCIAL STATEMENTS                                                          28
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      83
------------------------------------------------------

APPENDIX                                                                      84
------------------------------------------------------

ADDRESSES                                                                     87
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...........................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.64%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.36%
     Shareholder Services Fee (after waiver) (2).............................................       0.05%
          Total Operating Expenses (3)..................................................................       1.00%


------------
(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses expected in the table above are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 1.05% for the fiscal year ended November 30, 1996 and would have been 1.36% absent the voluntary waivers of portions of the management fee and shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $10        $32        $55        $122


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 83.

                                                                                         YEAR ENDED NOVEMBER 30,
                                                                                      1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   11.14  $    9.85   $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                  0.50       0.50        0.25
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                                0.41       1.28       (0.25)
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                       0.91       1.78        0.00
----------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.52)     (0.49)      (0.15)
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign
  currency transactions, and future contracts                                           (0.16)    --          --
----------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                   (0.68)     (0.49)      (0.15)
----------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   11.37  $   11.14   $    9.85
----------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                         8.54%     18.51%       0.02%
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                               1.05%      1.00%       0.88%*
----------------------------------------------------------------------------------
  Net investment income                                                                  4.72%      5.10%       5.07%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       0.31%      0.55%       0.59%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $156,635   $103,715     $43,793
----------------------------------------------------------------------------------
  Average commission rate paid                                                        $0.0043
----------------------------------------------------------------------------------
  Portfolio turnover                                                                      154%       157%        132%
----------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek current income and capital appreciation. The Fund will attempt to minimize investment risk by allocating its assets across various stock and bond categories. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70 percent of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The Fund will invest between 30 and 50 percent of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks and equity reserves.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

           ASSET CATEGORY                                          RANGE
BONDS                                                             50-70%
U.S. Treasury Securities                                           0-70%
Mortgage-Backed Securities                                         0-35%
Investment-Grade Corporate Bonds                                   0-35%
High Yield Corporate Bonds                                        0-7.5%
Foreign Bonds                                                     0-7.5%
EQUITIES                                                          30-50%
Large Company Stocks                                               0-50%
Utility Stocks                                                     0-20%
Small Company Stocks                                              0-7.5%
Foreign Stocks                                                    0-7.5%
Equity Reserves                                                    0-15%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than three nor more than five years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 70 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 35 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 35 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 7.5 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 7.5 percent of its total assets in foreign bonds.


EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 50 percent of its total assets in large company stocks.

     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 20 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 7.5 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 7.5 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 15 percent of its total assets in equity reserves.

ACCEPTABLE INVESTMENTS

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


      . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



      . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



      . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



      . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



        The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

     . issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     . privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     . privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

     . other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.
         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

     . rated within the four highest ratings for corporate bonds by Moody's
       (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

     . unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

     . unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.


FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 21% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. Prior to September 1995, the Sub-Adviser had not served as an investment adviser to mutual funds.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.


     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.


     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.
     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.


     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE         NET ASSETS OF THE FEDERATED FUNDS
       .15%                      on the first $250 million
       .125%                     on the next $250 million
       .10%                      on the next $250 million
       .075%                on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Growth and Income Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Growth and Income Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.



The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Select Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Select Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500.

Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to a shareholder services fees.

Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class.


To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.



FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 83.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   11.12  $    9.83   $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.43       0.37        0.21
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.41       1.34       (0.25)
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                     0.84       1.71       (0.04)
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.44)     (0.42)      (0.13)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign
  currency transactions                                                               (0.16)    --          --
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                 (0.60)     (0.42)      (0.13)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   11.36  $   11.12   $    9.83
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                       7.92%     17.76%      (0.40%)
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.75%      1.75%       1.64%*
--------------------------------------------------------------------------------
  Net investment income                                                                4.02%      4.37%       4.33%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.36%      0.55%       0.84%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $44,248    $24,787      $3,697
--------------------------------------------------------------------------------
  Average Commission rate paid                                                      $0.0043
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    154%       157%        132%
--------------------------------------------------------------------------------




   * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--29.8%
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--13.3%
                 -----------------------------------------------------------------------------
                 BASIC INDUSTRY--0.9%
                 -----------------------------------------------------------------------------
        16,800   Allegheny Teledyne, Inc.                                                       $      392,700
                 -----------------------------------------------------------------------------
         5,500   Betz Laboratories, Inc.                                                               318,313
                 -----------------------------------------------------------------------------
         3,000   Du Pont (E.I.) de Nemours & Co.                                                       282,750
                 -----------------------------------------------------------------------------
         5,400   Great Lakes Chemical Corp.                                                            289,575
                 -----------------------------------------------------------------------------
        25,800   LTV Corporation                                                                       277,350
                 -----------------------------------------------------------------------------
         7,700   Morton International, Inc.                                                            310,888
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,871,576
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER DURABLES--0.5%
                 -----------------------------------------------------------------------------
         7,300   General Motors Corp., Class H                                                         397,850
                 -----------------------------------------------------------------------------
         4,000   General Motors Corp.                                                                  230,500
                 -----------------------------------------------------------------------------
         5,200   Martin Marietta Materials                                                             122,200
                 -----------------------------------------------------------------------------
        12,000   Rubbermaid, Inc.                                                                      288,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,038,550
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER NON-DURABLES--1.8%
                 -----------------------------------------------------------------------------
         4,900   Avon Products, Inc.                                                                   273,175
                 -----------------------------------------------------------------------------
         3,300   CPC International, Inc.                                                               274,725
                 -----------------------------------------------------------------------------
         5,500   Dole Food, Inc., ACES, $2.7475                                                        219,313
                 -----------------------------------------------------------------------------
         4,800   Heinz (H.J.) Co.                                                                      181,800
                 -----------------------------------------------------------------------------
        18,000   IBP, Inc.                                                                             445,500
                 -----------------------------------------------------------------------------
         3,300   Kimberly-Clark Corp.                                                                  322,575
                 -----------------------------------------------------------------------------
         7,100   Philip Morris Cos., Inc.                                                              732,188
                 -----------------------------------------------------------------------------
         5,900   Tambrands, Inc.                                                                       252,225
                 -----------------------------------------------------------------------------
         4,000   Unilever N.V.                                                                         692,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 CONSUMER NON-DURABLES--CONTINUED
                 -----------------------------------------------------------------------------
         4,100   V.F. Corp.                                                                     $      278,288
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,672,289
                 -----------------------------------------------------------------------------  --------------
                 ENERGY MINERALS--1.6%
                 -----------------------------------------------------------------------------
         8,200   Baker Hughes, Inc.                                                                    300,325
                 -----------------------------------------------------------------------------
         6,700   Chevron Corp.                                                                         448,900
                 -----------------------------------------------------------------------------
         4,200   Exxon Corp.                                                                           397,425
                 -----------------------------------------------------------------------------
        12,200   Occidental Petroleum Corp.                                                            292,800
                 -----------------------------------------------------------------------------
         1,500   Royal Dutch Petroleum Co.                                                             254,813
                 -----------------------------------------------------------------------------
         4,700   Texaco, Inc.                                                                          465,888
                 -----------------------------------------------------------------------------
        16,900   USX-Marathon Group                                                                    386,588
                 -----------------------------------------------------------------------------
        12,194   Union Pacific Resources Group, Inc.                                                   364,296
                 -----------------------------------------------------------------------------
         4,100   (b)Western Atlas, Inc.                                                                289,050
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,200,085
                 -----------------------------------------------------------------------------  --------------
                 FINANCE--2.0%
                 -----------------------------------------------------------------------------
         7,530   Allstate Corp.                                                                        453,683
                 -----------------------------------------------------------------------------
         4,500   CIGNA Corp.                                                                           636,188
                 -----------------------------------------------------------------------------
         4,600   Chase Manhattan Corp.                                                                 434,700
                 -----------------------------------------------------------------------------
         3,000   Citicorp                                                                              327,750
                 -----------------------------------------------------------------------------
         3,900   Dean Witter, Discover & Co.                                                           266,663
                 -----------------------------------------------------------------------------
        11,600   Federal National Mortgage Association                                                 478,500
                 -----------------------------------------------------------------------------
         5,200   Marsh & McLennan Cos., Inc.                                                           589,550
                 -----------------------------------------------------------------------------
         6,300   National City Corp.                                                                   292,163
                 -----------------------------------------------------------------------------
         5,500   Providian Corp.                                                                       294,250
                 -----------------------------------------------------------------------------
         6,666   Travelers Group, Inc.                                                                 299,970
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               4,073,417
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 HEALTH CARE--1.6%
                 -----------------------------------------------------------------------------
         7,300   Abbott Laboratories                                                            $      406,975
                 -----------------------------------------------------------------------------
         6,500   (b)American Home Products Corp.                                                       417,625
                 -----------------------------------------------------------------------------
         9,700   Bard (C.R.), Inc.                                                                     271,600
                 -----------------------------------------------------------------------------
        13,600   (b)Biomet, Inc.                                                                       224,400
                 -----------------------------------------------------------------------------
         4,500   Bristol-Myers Squibb Co.                                                              511,875
                 -----------------------------------------------------------------------------
         6,450   Columbia/HCA Healthcare Corp.                                                         258,000
                 -----------------------------------------------------------------------------
        16,800   (b)Healthsource, Inc.                                                                 189,000
                 -----------------------------------------------------------------------------
         3,800   Merck & Co., Inc.                                                                     315,400
                 -----------------------------------------------------------------------------
         3,900   Smithkline Beecham, ADR                                                               268,613
                 -----------------------------------------------------------------------------
         7,200   United Healthcare Corp.                                                               310,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,173,988
                 -----------------------------------------------------------------------------  --------------
                 PRODUCER MANUFACTURING--0.9%
                 -----------------------------------------------------------------------------
         3,500   (b)FMC Corp.                                                                          270,375
                 -----------------------------------------------------------------------------
         3,600   General Electric Co.                                                                  374,400
                 -----------------------------------------------------------------------------
         2,800   Loews Corp.                                                                           259,700
                 -----------------------------------------------------------------------------
         5,300   Textron, Inc.                                                                         505,488
                 -----------------------------------------------------------------------------
        21,900   (c)Westinghouse Electric Corp., PEPS, Series C, $1.30                                 374,359
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,784,322
                 -----------------------------------------------------------------------------  --------------
                 RETAIL TRADE--0.7%
                 -----------------------------------------------------------------------------
         9,500   Dayton-Hudson Corp.                                                                   369,313
                 -----------------------------------------------------------------------------
         9,300   Sears, Roebuck & Co.                                                                  462,675
                 -----------------------------------------------------------------------------
        19,300   Wal-Mart Stores, Inc.                                                                 492,150
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,324,138
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.5%
                 -----------------------------------------------------------------------------
        10,000   Block (H&R), Inc.                                                                     292,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 SERVICES--CONTINUED
                 -----------------------------------------------------------------------------
        15,300   Browning-Ferris Industries, Inc.                                               $      411,188
                 -----------------------------------------------------------------------------
         4,400   Gannett Co., Inc.                                                                     345,400
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,049,088
                 -----------------------------------------------------------------------------  --------------
                 TECHNOLOGY--1.1%
                 -----------------------------------------------------------------------------
         7,000   (b)Analog Devices, Inc.                                                               224,875
                 -----------------------------------------------------------------------------
         8,500   Electronic Data Systems Corp.                                                         411,188
                 -----------------------------------------------------------------------------
         3,000   Intel Corp.                                                                           380,625
                 -----------------------------------------------------------------------------
         1,000   International Business Machines Corp.                                                 159,375
                 -----------------------------------------------------------------------------
         2,379   Lockheed Martin Corp.                                                                 215,597
                 -----------------------------------------------------------------------------
         2,500   Lucent Technologies, Inc.                                                             128,125
                 -----------------------------------------------------------------------------
         4,600   Raytheon Co.                                                                          235,175
                 -----------------------------------------------------------------------------
         6,100   (b)Rockwell International Corp.                                                       391,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,146,885
                 -----------------------------------------------------------------------------  --------------
                 TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
         7,500   (b)KLM Royal Dutch Airlines                                                           195,938
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--1.6%
                 -----------------------------------------------------------------------------
         7,800   AT&T Corp.                                                                            306,150
                 -----------------------------------------------------------------------------
         7,900   CMS Energy Corp.                                                                      256,750
                 -----------------------------------------------------------------------------
         5,400   (b)Columbia Gas System, Inc.                                                          348,975
                 -----------------------------------------------------------------------------
         8,200   Enron Corp.                                                                           375,150
                 -----------------------------------------------------------------------------
         5,500   FPL Group, Inc.                                                                       253,688
                 -----------------------------------------------------------------------------
         7,800   GTE Corp.                                                                             350,025
                 -----------------------------------------------------------------------------
        20,500   MCI Communications Corp.                                                              625,250
                 -----------------------------------------------------------------------------
        10,800   Pacific Gas & Electric Co.                                                            260,550
                 -----------------------------------------------------------------------------
        10,400   Southern Co.                                                                          231,400
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 UTILITIES--CONTINUED
                 -----------------------------------------------------------------------------
         9,300   TECO Energy, Inc.                                                              $      226,688
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,234,626
                 -----------------------------------------------------------------------------  --------------
                 TOTAL LARGE COMPANY                                                                26,764,902
                 -----------------------------------------------------------------------------  --------------
                 SMALL COMPANY--3.1%
                 -----------------------------------------------------------------------------
                 BASIC INDUSTRY--0.2%
                 -----------------------------------------------------------------------------
         4,200   (b)Chirex, Inc.                                                                        45,150
                 -----------------------------------------------------------------------------
         1,400   Donaldson Company, Inc.                                                                42,700
                 -----------------------------------------------------------------------------
         1,500   (b)Fibreboard Corp.                                                                    51,938
                 -----------------------------------------------------------------------------
         3,300   (b)Royal Plastics Group Ltd.                                                           59,400
                 -----------------------------------------------------------------------------
         4,900   Spartech Corp.                                                                         52,063
                 -----------------------------------------------------------------------------
         4,700   (b)Synthetech, Inc.                                                                    38,775
                 -----------------------------------------------------------------------------
           800   Texas Industries, Inc.                                                                 45,500
                 -----------------------------------------------------------------------------
         1,700   (b)Titanium Metals Corp.                                                               56,950
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 392,476
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER DURABLES--0.2%
                 -----------------------------------------------------------------------------
         3,100   Action Performance Companies, Inc.                                                     53,088
                 -----------------------------------------------------------------------------
           900   Carlisle Cos., Inc.                                                                    51,750
                 -----------------------------------------------------------------------------
         2,500   Cavalier Homes, Inc.                                                                   28,125
                 -----------------------------------------------------------------------------
         2,400   (b)Champion Enterprises, Inc.                                                          50,100
                 -----------------------------------------------------------------------------
         2,000   Coachmen Industries, Inc.                                                              51,000
                 -----------------------------------------------------------------------------
         2,700   (b)Equity Marketing, Inc.                                                              62,100
                 -----------------------------------------------------------------------------
         1,000   (b)K2, Inc.                                                                            26,000
                 -----------------------------------------------------------------------------
         1,800   Lewis Galoob Toys, Inc.                                                                52,425
                 -----------------------------------------------------------------------------
         2,400   Norwood Promotional Products                                                           38,700
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 CONSUMER DURABLES--CONTINUED
                 -----------------------------------------------------------------------------
         1,000   Wynns International, Inc.                                                      $       29,125
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 442,413
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER NON-DURABLES--0.1%
                 -----------------------------------------------------------------------------
         2,700   (b)Helen of Troy Ltd.                                                                  58,050
                 -----------------------------------------------------------------------------
         5,000   (b)Morningstar Group, Inc.                                                             86,250
                 -----------------------------------------------------------------------------
         1,100   (b)Mossimo, Inc.                                                                       16,638
                 -----------------------------------------------------------------------------
         1,100   Natures Sunshine Products, Inc.                                                        22,275
                 -----------------------------------------------------------------------------
         3,200   (b)Sport-Haley Inc.                                                                    47,200
                 -----------------------------------------------------------------------------
         1,700   Worthington Foods, Inc.                                                                43,350
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 273,763
                 -----------------------------------------------------------------------------  --------------
                 ENERGY MINERALS--0.1%
                 -----------------------------------------------------------------------------
         1,700   (b)Belden & Blake Corp.                                                                42,925
                 -----------------------------------------------------------------------------
           900   (b)Cliffs Drilling Co.                                                                 46,800
                 -----------------------------------------------------------------------------
           900   (b)Energy Ventures, Inc.                                                               44,213
                 -----------------------------------------------------------------------------
         3,100   (b)Key Production Co.                                                                  39,138
                 -----------------------------------------------------------------------------
         2,700   Lomak Petroleum, Inc.                                                                  44,213
                 -----------------------------------------------------------------------------
         2,300   (b)Pool Energy Services Co.                                                            33,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 251,214
                 -----------------------------------------------------------------------------  --------------
                 FINANCE--0.5%
                 -----------------------------------------------------------------------------
         2,200   (b)ACC Consumer Finance Corp.                                                          20,075
                 -----------------------------------------------------------------------------
         1,400   Aames Financial Corp                                                                   60,025
                 -----------------------------------------------------------------------------
           800   CMAC Investment Corp.                                                                  61,000
                 -----------------------------------------------------------------------------
         1,200   Capital Re Corp.                                                                       46,050
                 -----------------------------------------------------------------------------
         4,100   Commonwealth Bancorp                                                                   59,450
                 -----------------------------------------------------------------------------
         4,000   (b)Consumer Portfolio Services                                                         51,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 FINANCE--CONTINUED
                 -----------------------------------------------------------------------------
         1,800   (b)Delphi Financial Group, Inc., Class A                                       $       50,850
                 -----------------------------------------------------------------------------
         1,300   (b)Delta Financial Corp.                                                               29,738
                 -----------------------------------------------------------------------------
         1,500   Donegal Group, Inc.                                                                    29,063
                 -----------------------------------------------------------------------------
         2,000   (b)Electro Rent Corp.                                                                  48,000
                 -----------------------------------------------------------------------------
         2,500   (b)Everen Capital Corp.                                                                56,250
                 -----------------------------------------------------------------------------
         1,700   Executive Risk, Inc.                                                                   68,000
                 -----------------------------------------------------------------------------
         1,700   (b)First Merchants Acceptance Corp.                                                    35,700
                 -----------------------------------------------------------------------------
         1,300   Frontier Insurance Group, Inc.                                                         49,725
                 -----------------------------------------------------------------------------
         1,000   (b)Insignia Financial Group, Inc., Class A                                             22,750
                 -----------------------------------------------------------------------------
           200   (b)Markel Corp.                                                                        17,000
                 -----------------------------------------------------------------------------
         1,700   Penn-America Group, Inc.                                                               26,988
                 -----------------------------------------------------------------------------
         3,200   (b)Southern Pacific Funding                                                           101,600
                 -----------------------------------------------------------------------------
         2,000   (b)UICI                                                                                56,000
                 -----------------------------------------------------------------------------
         1,800   Vesta Insurance Group, Inc.                                                            58,050
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 947,814
                 -----------------------------------------------------------------------------  --------------
                 HEALTH CARE--0.3%
                 -----------------------------------------------------------------------------
         2,100   (b)American HomePatient, Inc.                                                          48,563
                 -----------------------------------------------------------------------------
         1,770   (b)Bio Rad Laboratories, Inc., Class A                                                 52,879
                 -----------------------------------------------------------------------------
         3,500   (b)Biosource International, Inc.                                                       24,719
                 -----------------------------------------------------------------------------
         1,700   Chad Therapeutics Inc.                                                                 26,775
                 -----------------------------------------------------------------------------
         2,300   (b)Curative Technologies, Inc.                                                         59,800
                 -----------------------------------------------------------------------------
         5,700   (b)Diagnostic Health Services, Inc.                                                    39,900
                 -----------------------------------------------------------------------------
         1,500   (b)Geltex Pharmaceuticals, Inc.                                                        26,813
                 -----------------------------------------------------------------------------
         1,800   (b)Genesis Health Ventures, Inc.                                                       50,175
                 -----------------------------------------------------------------------------
           700   (b)Medicis Pharmaceutical Corp., Class A                                               30,713
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 HEALTH CARE--CONTINUED
                 -----------------------------------------------------------------------------
         3,300   (b)OrthoLogic Corp.                                                            $       20,213
                 -----------------------------------------------------------------------------
         4,100   (b)Physician Computer Network, Inc.                                                    33,825
                 -----------------------------------------------------------------------------
         3,700   (b)Prime Medical Services                                                              43,013
                 -----------------------------------------------------------------------------
         3,200   (b)Rotech Medical Corp.                                                                54,400
                 -----------------------------------------------------------------------------
           900   (b)Safeskin Corp.                                                                      46,575
                 -----------------------------------------------------------------------------
         1,400   (b)Sierra Health Services, Inc.                                                        34,475
                 -----------------------------------------------------------------------------
         1,700   (b)Universal Health Services, Inc., Class B                                            48,025
                 -----------------------------------------------------------------------------
         2,000   (b)UroCor, Inc.                                                                        19,250
                 -----------------------------------------------------------------------------
         2,600   (b)Veterinary Centers of America                                                       27,625
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 687,738
                 -----------------------------------------------------------------------------  --------------
                 PRODUCER MANUFACTURING--0.1%
                 -----------------------------------------------------------------------------
         1,200   (b)Cable Design Technologies, Class A                                                  35,100
                 -----------------------------------------------------------------------------
         2,200   (b)Maverick Tube Corp.                                                                 34,925
                 -----------------------------------------------------------------------------
         1,580   (b)NCI Building System, Inc.                                                           45,425
                 -----------------------------------------------------------------------------
         1,300   (b)Reliance Steel & Aluminum Co.                                                       48,750
                 -----------------------------------------------------------------------------
         1,400   (b)Sinter Metals, Inc.                                                                 35,000
                 -----------------------------------------------------------------------------
         1,800   (b)US Office Products Co.                                                              55,800
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 255,000
                 -----------------------------------------------------------------------------  --------------
                 RETAIL TRADE--0.3%
                 -----------------------------------------------------------------------------
         2,500   (b)Amrion, Inc.                                                                        57,188
                 -----------------------------------------------------------------------------
         1,580   (b)MSC Industrial Direct Co.                                                           59,053
                 -----------------------------------------------------------------------------
         2,600   (b)Microage, Inc.                                                                      58,825
                 -----------------------------------------------------------------------------
         2,100   (b)Pacific Sunwear of California                                                       56,700
                 -----------------------------------------------------------------------------
         3,500   (b)Paul Harris Stores, Inc.                                                            63,875
                 -----------------------------------------------------------------------------
         2,000   (b)Pomeroy Computer Resources                                                          54,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 RETAIL TRADE--CONTINUED
                 -----------------------------------------------------------------------------
         1,400   (b)Regis Corp. Minnesota                                                       $       35,000
                 -----------------------------------------------------------------------------
         1,700   Riser Foods, Inc.                                                                      51,850
                 -----------------------------------------------------------------------------
         1,600   (b)Stein Mart, Inc.                                                                    30,600
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 467,841
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.4%
                 -----------------------------------------------------------------------------
         2,900   (b)ATC Communications, Inc.                                                            44,588
                 -----------------------------------------------------------------------------
         1,000   American List Corp.                                                                    29,500
                 -----------------------------------------------------------------------------
         1,700   (b)BARRA, Inc.                                                                         44,200
                 -----------------------------------------------------------------------------
         1,700   (b)CDI Corp.                                                                           49,513
                 -----------------------------------------------------------------------------
           700   (b)Caribiner International, Inc.                                                       30,888
                 -----------------------------------------------------------------------------
           800   (b)Catalina Marketing Corp.                                                            40,800
                 -----------------------------------------------------------------------------
         2,000   (b)Consolidated Graphics, Inc.                                                         91,000
                 -----------------------------------------------------------------------------
         3,000   Employee Solutions, Inc.                                                               55,500
                 -----------------------------------------------------------------------------
         2,900   FactSet Research Systems                                                               68,150
                 -----------------------------------------------------------------------------
         2,500   HA-LO Industries, Inc.                                                                 96,250
                 -----------------------------------------------------------------------------
         2,800   (b)National Education Corp.                                                            39,550
                 -----------------------------------------------------------------------------
         1,400   (b)Newpark Resources, Inc.                                                             49,000
                 -----------------------------------------------------------------------------
         1,800   (b)Personnel Group of America, Inc.                                                    40,725
                 -----------------------------------------------------------------------------
         1,200   (b)Premier Parks, Inc.                                                                 38,550
                 -----------------------------------------------------------------------------
         2,600   (b)Prepaid Legal Services, Inc.                                                        36,075
                 -----------------------------------------------------------------------------
         2,400   (b)Right Management Consultants                                                        46,500
                 -----------------------------------------------------------------------------
           500   (b)Univision Communications, Inc., Class A                                             19,875
                 -----------------------------------------------------------------------------
           600   (b)Volt Information Science, Inc.                                                      21,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 841,664
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 TECHNOLOGY--0.7%
                 -----------------------------------------------------------------------------
         3,700   (b)Alphanet Solutions, Inc.                                                    $       45,325
                 -----------------------------------------------------------------------------
         5,100   (b)Award Software International, Inc.                                                  45,900
                 -----------------------------------------------------------------------------
         1,400   (b)Burr Brown Corp.                                                                    36,400
                 -----------------------------------------------------------------------------
           800   (b)Claremont Technology Group                                                          19,600
                 -----------------------------------------------------------------------------
         3,000   (b)Cognex Corp.                                                                        59,250
                 -----------------------------------------------------------------------------
         1,500   Computer Task Group, Inc.                                                              62,813
                 -----------------------------------------------------------------------------
         3,400   (b)Digital Systems Int., Inc.                                                          52,275
                 -----------------------------------------------------------------------------
         1,600   (b)Ducommun, Inc.                                                                      35,400
                 -----------------------------------------------------------------------------
         1,000   (b)Dupont Photomasks, Inc.                                                             41,500
                 -----------------------------------------------------------------------------
         3,200   (b)EIS International, Inc.                                                             28,000
                 -----------------------------------------------------------------------------
         3,000   (b)ESS Technology, Inc.                                                                59,250
                 -----------------------------------------------------------------------------
         2,000   (b)Elexsys International, Inc.                                                         33,250
                 -----------------------------------------------------------------------------
         1,100   (b)IA Corporation I                                                                     6,188
                 -----------------------------------------------------------------------------
         3,200   (b)II-VI, Inc.                                                                         84,400
                 -----------------------------------------------------------------------------
         2,300   Innovex, Inc.                                                                          93,438
                 -----------------------------------------------------------------------------
         1,800   (b)Integrated Measurement Systems, Inc.                                                31,950
                 -----------------------------------------------------------------------------
         2,300   (b)Intervoice, Inc.                                                                    29,038
                 -----------------------------------------------------------------------------
         1,400   (b)Perceptron, Inc.                                                                    48,475
                 -----------------------------------------------------------------------------
         2,000   (b)Photronic Labs, Inc.                                                                63,000
                 -----------------------------------------------------------------------------
         3,900   (b)Raster Graphics Inc.                                                                40,950
                 -----------------------------------------------------------------------------
         2,300   (b)Sandisk Corp.                                                                       31,625
                 -----------------------------------------------------------------------------
         4,000   (b)StorMedia, Inc.                                                                     51,000
                 -----------------------------------------------------------------------------
         2,300   (b)Stratasys, Inc.                                                                     38,238
                 -----------------------------------------------------------------------------
         1,000   (b)Supertex, Inc.                                                                      19,000
                 -----------------------------------------------------------------------------
         2,000   (b)Tollgrade Communications, Inc.                                                      48,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 TECHNOLOGY--CONTINUED
                 -----------------------------------------------------------------------------
         1,700   (b)Tracor, Inc.                                                                $       37,400
                 -----------------------------------------------------------------------------
         2,000   (b)Trident International, Inc.                                                         39,500
                 -----------------------------------------------------------------------------
         3,900   (b)Trusted Information Systems                                                         46,800
                 -----------------------------------------------------------------------------
         1,400   (b)USCS International, Inc.                                                            23,450
                 -----------------------------------------------------------------------------
         2,500   (b)Voxware, Inc.                                                                       19,375
                 -----------------------------------------------------------------------------
         1,000   Wyle Labs                                                                              36,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,307,290
                 -----------------------------------------------------------------------------  --------------
                 TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
         1,300   Airlines Express International Corp.                                                   42,494
                 -----------------------------------------------------------------------------
           900   (b)Alaska Air Group, Inc.                                                              21,713
                 -----------------------------------------------------------------------------
           800   Expeditors International Washington, Inc.                                              35,600
                 -----------------------------------------------------------------------------
         1,800   USFreightways Corp.                                                                    46,688
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 146,495
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.1%
                 -----------------------------------------------------------------------------
         1,200   (b)Atlantic Telephone Network, Inc.                                                    22,650
                 -----------------------------------------------------------------------------
           500   (b)Columbia Gas System, Inc.                                                           32,313
                 -----------------------------------------------------------------------------
         1,100   Leviathan Gas Pipe Line, Inc.                                                          50,050
                 -----------------------------------------------------------------------------
         1,700   (c)NGC Corp.                                                                           36,975
                 -----------------------------------------------------------------------------
         1,200   TNP Enterprises, Inc.                                                                  30,600
                 -----------------------------------------------------------------------------
         1,100   Trescomm International, Inc.                                                           11,413
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 184,001
                 -----------------------------------------------------------------------------  --------------
                 TOTAL SMALL COMPANY                                                                 6,197,709
                 -----------------------------------------------------------------------------  --------------
                 UTILITY STOCKS--7.6%
                 -----------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--1.9%
                 -----------------------------------------------------------------------------
        24,300   CMS Energy Corp.                                                                      789,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 -----------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--CONTINUED
                 -----------------------------------------------------------------------------
        23,821   Cinergy Corp.                                                                  $      798,004
                 -----------------------------------------------------------------------------
        31,900   DPL, Inc.                                                                             777,563
                 -----------------------------------------------------------------------------
        28,000   Illinova Corp.                                                                        742,000
                 -----------------------------------------------------------------------------
        20,600   NIPSCO Industries, Inc.                                                               798,250
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,905,567
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: EAST--1.1%
                 -----------------------------------------------------------------------------
        26,100   DQE, Inc.                                                                             769,950
                 -----------------------------------------------------------------------------
        23,900   GPU, Inc.                                                                             803,638
                 -----------------------------------------------------------------------------
        30,400   Peco Energy Co.                                                                       775,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,348,788
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: SOUTH--1.9%
                 -----------------------------------------------------------------------------
        15,900   Duke Power Co.                                                                        737,363
                 -----------------------------------------------------------------------------
        17,200   FPL Group, Inc.                                                                       793,350
                 -----------------------------------------------------------------------------
        33,300   Southern Co.                                                                          740,925
                 -----------------------------------------------------------------------------
        31,200   TECO Energy, Inc.                                                                     760,500
                 -----------------------------------------------------------------------------
        18,500   Texas Utilities Co.                                                                   730,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,762,888
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: WEST--0.8%
                 -----------------------------------------------------------------------------
        36,200   Pacificorp                                                                            760,200
                 -----------------------------------------------------------------------------
        24,900   Pinnacle West Capital Corp.                                                           775,013
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,535,213
                 -----------------------------------------------------------------------------  --------------
                 NATURAL GAS DISTRIBUTION--0.7%
                 -----------------------------------------------------------------------------
        25,300   MCN Corp.                                                                             727,375
                 -----------------------------------------------------------------------------
        22,600   Pacific Enterprises                                                                   692,125
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,419,500
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 -----------------------------------------------------------------------------
                 OIL/GAS TRANSMISSION--1.2%
                 -----------------------------------------------------------------------------
        16,600   Enron Corp.                                                                    $      759,450
                 -----------------------------------------------------------------------------
        19,600   Panenergy Corp.                                                                       862,400
                 -----------------------------------------------------------------------------
        13,700   Williams Companies, Inc.                                                              768,913
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,390,763
                 -----------------------------------------------------------------------------  --------------
                 TOTAL UTILITY                                                                      15,362,719
                 -----------------------------------------------------------------------------  --------------
                 FOREIGN EQUITY--5.8%
                 -----------------------------------------------------------------------------
                 ARGENTINA--0.1%
                 -----------------------------------------------------------------------------
           770   Banco Frances del Rio de la Plata S.A., ADR                                            23,293
                 -----------------------------------------------------------------------------
         3,785   Compania Naviera Perez Companc S.A., Class B                                           25,900
                 -----------------------------------------------------------------------------
           702   (b)IRSA Inversiones y Representaciones S.A., GDR                                       21,762
                 -----------------------------------------------------------------------------
           900   YPF Sociedad Anonima, ADR                                                              20,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  91,880
                 -----------------------------------------------------------------------------  --------------
                 AUSTRALIA--0.2%
                 -----------------------------------------------------------------------------
        11,000   (b)Aristocrat Leisure Ltd.                                                             31,157
                 -----------------------------------------------------------------------------
         5,250   (b)Commonwealth Installment                                                            33,160
                 -----------------------------------------------------------------------------
         6,080   Lend Lease Corp., Ltd.                                                                112,831
                 -----------------------------------------------------------------------------
        14,000   News Corp., Ltd.                                                                       74,524
                 -----------------------------------------------------------------------------
         7,150   Woodside Petroleum Ltd.                                                                50,223
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 301,895
                 -----------------------------------------------------------------------------  --------------
                 AUSTRIA--0.0%
                 -----------------------------------------------------------------------------
           160   Vae Eisenbahnsysteme AG                                                                14,785
                 -----------------------------------------------------------------------------  --------------
                 BELGIUM--0.0%
                 -----------------------------------------------------------------------------
         1,400   Delhaize-Le Lion                                                                       82,171
                 -----------------------------------------------------------------------------  --------------
                 BRAZIL--0.1%
                 -----------------------------------------------------------------------------
     2,929,500   Banco Bradesco S.A., Preference                                                        21,411
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 BRAZIL--CONTINUED
                 -----------------------------------------------------------------------------
        60,000   Banco Itau S.A., Preference                                                    $       23,524
                 -----------------------------------------------------------------------------
       100,000   Centrais Eletricas Brasileiras, Preference, Series B                                   32,817
                 -----------------------------------------------------------------------------
         1,900   (b)Cofap-Cia Fab Peca, Preference                                                      15,542
                 -----------------------------------------------------------------------------
       817,000   Companhia Energetica de Minas Gerais, Preference                                       26,337
                 -----------------------------------------------------------------------------
         9,000   (b)Cosipa Pnb                                                                           8,190
                 -----------------------------------------------------------------------------
         1,900   (b)(c)Elevadores Atlas                                                                 20,416
                 -----------------------------------------------------------------------------
        71,000   (b)Light Participacoes S.A.                                                            13,341
                 -----------------------------------------------------------------------------
       628,000   Lojas Renner S.A., Preference                                                          31,005
                 -----------------------------------------------------------------------------
       160,000   (b)Petroleo Brasileiro S.A., Preference                                                21,994
                 -----------------------------------------------------------------------------
           325   Telecomunicacoes Brasileras, ADR                                                       24,619
                 -----------------------------------------------------------------------------
       126,000   (b)Telecomunicacoes de Sao Paulo S.A., Preference                                      22,321
                 -----------------------------------------------------------------------------
    10,203,000   (b)Usinas Siderurgicas de Minas Gerais, Pfd.                                           10,173
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 271,690
                 -----------------------------------------------------------------------------  --------------
                 CHILE--0.0%
                 -----------------------------------------------------------------------------
           400   (b)Banco BHIF, ADR                                                                      6,750
                 -----------------------------------------------------------------------------
           300   (b)Banco de A. Edwards, ADR                                                             5,550
                 -----------------------------------------------------------------------------
           100   (b)(c)Chilectra S.A., ADR                                                               5,500
                 -----------------------------------------------------------------------------
           100   Compania Telecomunicacion Chile, ADR                                                    9,513
                 -----------------------------------------------------------------------------
           300   (b)Santa Isabel S.A., ADR                                                               7,538
                 -----------------------------------------------------------------------------
           100   Sociedad Quimica Y Minera De Chile, ADR                                                 5,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  40,051
                 -----------------------------------------------------------------------------  --------------
                 COLOMBIA--0.0%
                 -----------------------------------------------------------------------------
           700   Banco Ganadero S.A., ADR                                                               17,325
                 -----------------------------------------------------------------------------
           800   Banco Industrial Colombiano, ADR                                                       12,900
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  30,225
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 FRANCE--0.4%
                 -----------------------------------------------------------------------------
           816   AXA                                                                            $       49,034
                 -----------------------------------------------------------------------------
           451   Accor SA                                                                               57,845
                 -----------------------------------------------------------------------------
           850   Casino Ord                                                                             38,482
                 -----------------------------------------------------------------------------
           882   Compagnie Financiere de Paribas, Class A                                               60,598
                 -----------------------------------------------------------------------------
           400   Compagnie de Saint Gobain                                                              57,506
                 -----------------------------------------------------------------------------
         1,223   Credit Commerical De France                                                            59,233
                 -----------------------------------------------------------------------------
           590   Credit Local de France                                                                 53,412
                 -----------------------------------------------------------------------------
           350   Groupe Danon BSN SA                                                                    51,524
                 -----------------------------------------------------------------------------
           380   Havas SA                                                                               26,915
                 -----------------------------------------------------------------------------
           300   LVMH (Moet-Hennessy)                                                                   76,037
                 -----------------------------------------------------------------------------
           860   Lafarge-Coppee                                                                         54,328
                 -----------------------------------------------------------------------------
           470   Peugeot SA                                                                             57,763
                 -----------------------------------------------------------------------------
           560   Rhone-Poulenc Rorer, Inc.                                                              41,650
                 -----------------------------------------------------------------------------
         1,527   Schneider SA                                                                           72,641
                 -----------------------------------------------------------------------------
           460   Total SA-B                                                                             36,782
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 793,750
                 -----------------------------------------------------------------------------  --------------
                 GERMANY--0.4%
                 -----------------------------------------------------------------------------
         1,910   BASF AG                                                                                70,645
                 -----------------------------------------------------------------------------
         1,400   Bayer AG                                                                               56,333
                 -----------------------------------------------------------------------------
         2,100   (b)Commerzbank AG, Frankfurt                                                           51,609
                 -----------------------------------------------------------------------------
           900   (b)Daimler Benz AG                                                                     58,777
                 -----------------------------------------------------------------------------
         1,035   Deutsche Bank, AG                                                                      49,324
                 -----------------------------------------------------------------------------
         2,000   Dresdner Bank AG, Frankfurt                                                            59,359
                 -----------------------------------------------------------------------------
           155   Gea AG, Vorzugsaktien                                                                  46,457
                 -----------------------------------------------------------------------------
           150   (b)Henkel KGAA                                                                          7,314
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 GERMANY--CONTINUED
                 -----------------------------------------------------------------------------
           850   Henkel KGAA, Pfd.                                                              $       42,331
                 -----------------------------------------------------------------------------
            65   Linde AG                                                                               39,471
                 -----------------------------------------------------------------------------
           120   Mannesmann AG                                                                          50,049
                 -----------------------------------------------------------------------------
           700   RWE AG                                                                                 30,947
                 -----------------------------------------------------------------------------
         3,100   (b)Rofin-Sinar Technologies, Inc.                                                      39,913
                 -----------------------------------------------------------------------------
           375   Schering AG                                                                            30,793
                 -----------------------------------------------------------------------------
           785   Schwarz Pharma                                                                         58,437
                 -----------------------------------------------------------------------------
         1,000   Siemens AG                                                                             48,176
                 -----------------------------------------------------------------------------
           930   Veba AG                                                                                54,387
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 794,322
                 -----------------------------------------------------------------------------  --------------
                 HONG KONG--0.4%
                 -----------------------------------------------------------------------------
       102,000   Aeon Credit Service                                                                    34,299
                 -----------------------------------------------------------------------------
        54,000   Amoy Properties Ltd.                                                                   75,427
                 -----------------------------------------------------------------------------
         7,000   Cheung Kong                                                                            61,562
                 -----------------------------------------------------------------------------
        18,000   (b)(c)Cheung Kong Infrastructure                                                       43,766
                 -----------------------------------------------------------------------------
         8,500   (b)(c)China Resources Bejing Land                                                       5,277
                 -----------------------------------------------------------------------------
         1,839   HSBC Holdings PLC                                                                      38,293
                 -----------------------------------------------------------------------------
        54,000   Henderson Investment Ltd.                                                              65,649
                 -----------------------------------------------------------------------------
        22,000   Hong Kong Telecom                                                                      38,127
                 -----------------------------------------------------------------------------
         8,000   Hutchison Whampoa                                                                      61,821
                 -----------------------------------------------------------------------------
         6,000   New World Development Co. Ltd.                                                         40,546
                 -----------------------------------------------------------------------------
        80,000   Oriental Press Group                                                                   45,008
                 -----------------------------------------------------------------------------
        30,000   Peregrine Investments                                                                  55,484
                 -----------------------------------------------------------------------------
        23,000   (b)(c)Shanghai Industrial Holdings LTD                                                 74,812
                 -----------------------------------------------------------------------------
         4,000   Sun Hung Kai Properties                                                                49,664
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 HONG KONG--CONTINUED
                 -----------------------------------------------------------------------------
        29,000   (b)Winsor Property Holdings Ltd.                                               $       43,695
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 733,430
                 -----------------------------------------------------------------------------  --------------
                 INDIA--0.1%
                 -----------------------------------------------------------------------------
         1,700   (b)(c)Bombay Suburban Electric Supply, GDR                                             33,575
                 -----------------------------------------------------------------------------
         3,600   (b)(c)Crompton Greaves Ltd., GDR                                                       11,700
                 -----------------------------------------------------------------------------
         1,050   (b)Hindalco Industries, GDR                                                            21,420
                 -----------------------------------------------------------------------------
         2,000   (b)(c)Larsen & Toubro Ltd., GDR                                                        29,000
                 -----------------------------------------------------------------------------
         2,600   (b)(c)Mahindra and Mahindra, GDR                                                       27,300
                 -----------------------------------------------------------------------------
         1,200   (b)(c)Steel Authority of India, GDR                                                    10,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 133,195
                 -----------------------------------------------------------------------------  --------------
                 INDONESIA--0.1%
                 -----------------------------------------------------------------------------
        29,000   (b)Bank Negara Indonesia                                                               14,531
                 -----------------------------------------------------------------------------
        18,000   Citra Marga Nusaphala Persada                                                          15,160
                 -----------------------------------------------------------------------------
         4,000   Gudang Garam                                                                           17,015
                 -----------------------------------------------------------------------------
        10,500   Modern Photo Film Co.                                                                  26,306
                 -----------------------------------------------------------------------------
         8,000   Semen Gresik                                                                           24,392
                 -----------------------------------------------------------------------------
        24,933   Steady Safe                                                                            29,239
                 -----------------------------------------------------------------------------
        32,670   Pab K Tjiwi Kimia                                                                      31,346
                 -----------------------------------------------------------------------------
         9,000   Tambang Timah                                                                          14,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 172,189
                 -----------------------------------------------------------------------------  --------------
                 ITALY--0.1%
                 -----------------------------------------------------------------------------
         7,000   Banca Popolare Milano                                                                  35,786
                 -----------------------------------------------------------------------------
         8,000   Eni                                                                                    42,112
                 -----------------------------------------------------------------------------
         4,300   Imi Istituto Mobiliare                                                                 36,123
                 -----------------------------------------------------------------------------
           520   (b)La Rinascente S.P.A. Warrants, 12/31/1999                                              244
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 ITALY--CONTINUED
                 -----------------------------------------------------------------------------
        35,000   Telecom Italia Mobile                                                          $       82,308
                 -----------------------------------------------------------------------------
         5,100   (b)Unicem S.P.A.                                                                       34,416
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 230,989
                 -----------------------------------------------------------------------------  --------------
                 JAPAN--1.5%
                 -----------------------------------------------------------------------------
        10,000   Amada Co.                                                                              83,582
                 -----------------------------------------------------------------------------
           200   Asahi Broadcasting Corp.                                                               21,949
                 -----------------------------------------------------------------------------
         3,000   Canare Electric Co. Ltd.                                                               63,213
                 -----------------------------------------------------------------------------
        12,000   Casio Computer Co.                                                                     97,349
                 -----------------------------------------------------------------------------
            14   DDI Corp.                                                                             100,176
                 -----------------------------------------------------------------------------
         7,000   Dai Nippon Printing Co. Ltd.                                                          127,831
                 -----------------------------------------------------------------------------
         9,000   Daito Trust Construction                                                              117,735
                 -----------------------------------------------------------------------------
         4,000   Fuji Photo Film Co.                                                                   125,022
                 -----------------------------------------------------------------------------
         2,000   Hirose Electric Co.                                                                   121,159
                 -----------------------------------------------------------------------------
         4,000   Hitachi Maxell                                                                         82,529
                 -----------------------------------------------------------------------------
         4,000   Ikegami Tsushinki                                                                      26,690
                 -----------------------------------------------------------------------------
         8,000   JGC Corp.                                                                              73,749
                 -----------------------------------------------------------------------------
         1,000   Japan Cash Machine Co. Ltd.                                                            17,823
                 -----------------------------------------------------------------------------
         4,000   Japan Radio Co.                                                                        48,815
                 -----------------------------------------------------------------------------
            11   (b)(c)Japan Tobacco                                                                    78,323
                 -----------------------------------------------------------------------------
         4,000   Konami Co.                                                                            136,611
                 -----------------------------------------------------------------------------
         4,000   Matsushita Kotobuk Electric                                                           102,546
                 -----------------------------------------------------------------------------
         3,000   (b)Meiwa Estate                                                                        87,445
                 -----------------------------------------------------------------------------
        16,000   Minolta Co.                                                                           100,720
                 -----------------------------------------------------------------------------
        12,000   Mitsubishi Heavy Industries Ltd.                                                       97,981
                 -----------------------------------------------------------------------------
         6,000   Mycal Corp.                                                                            89,552
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 JAPAN--CONTINUED
                 -----------------------------------------------------------------------------
         2,000   Nintendo Corp. Ltd.                                                            $      141,352
                 -----------------------------------------------------------------------------
         4,000   Nippon Comsys Corp.                                                                    49,868
                 -----------------------------------------------------------------------------
         1,000   Nissei ASB Machine Co.                                                                 13,960
                 -----------------------------------------------------------------------------
         2,000   Pioneer Electronic Corp.                                                               43,020
                 -----------------------------------------------------------------------------
         2,000   Promise Co. Ltd.                                                                      100,088
                 -----------------------------------------------------------------------------
             1   (c)Sakura Finance (Bermuda), Conv. Pfd.                                                56,832
                 -----------------------------------------------------------------------------
         4,000   Sankyo Co.                                                                            107,112
                 -----------------------------------------------------------------------------
         8,000   Shiseido Co.                                                                           96,225
                 -----------------------------------------------------------------------------
         9,000   Shochiku Co.                                                                           83,758
                 -----------------------------------------------------------------------------
         2,000   Sony Corp.                                                                            128,007
                 -----------------------------------------------------------------------------
     2,000,000   (c)Sumitomo Bank International Conv. Bond, .75%, 5/31/2001                             19,074
                 -----------------------------------------------------------------------------
         6,000   Sumitomo Trust & Banking                                                               66,374
                 -----------------------------------------------------------------------------
         4,000   Taisho Pharmaceutical Co.                                                              89,201
                 -----------------------------------------------------------------------------
         3,000   Takashimaya Co.                                                                        40,035
                 -----------------------------------------------------------------------------
         8,000   Tokio Marine and Fire Insurance Co.                                                    88,499
                 -----------------------------------------------------------------------------
        18,000   (b)Tokyo Tatemono Co., Ltd.                                                            82,493
                 -----------------------------------------------------------------------------
         7,000   Tsubakimoto Chain Co.                                                                  41,238
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,047,936
                 -----------------------------------------------------------------------------  --------------
                 KOREA--0.1%
                 -----------------------------------------------------------------------------
         1,300   Chonggu Housing & Construction                                                         29,797
                 -----------------------------------------------------------------------------
           800   Dongkuk Steel Mill Co.                                                                 15,538
                 -----------------------------------------------------------------------------
           600   Hankuk Paper Manufacturing Co.                                                         13,608
                 -----------------------------------------------------------------------------
         2,600   Korea Exchange Bank                                                                    24,465
                 -----------------------------------------------------------------------------
         2,100   (b)Korea Mobile Telecomm Corp., ADR                                                    27,300
                 -----------------------------------------------------------------------------
         1,240   Pacific Corporation                                                                    23,186
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 KOREA--CONTINUED
                 -----------------------------------------------------------------------------
           540   Shinhan Bank                                                                   $        9,537
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 143,431
                 -----------------------------------------------------------------------------  --------------
                 MALAYSIA--0.2%
                 -----------------------------------------------------------------------------
        22,000   Eastern and Oriental                                                                   47,883
                 -----------------------------------------------------------------------------
         2,000   (b)Kentucky Fried Chicken                                                               2,438
                 -----------------------------------------------------------------------------
        10,000   Kentucky Fried Chicken                                                                 44,321
                 -----------------------------------------------------------------------------
         3,000   Malayan Banking                                                                        29,679
                 -----------------------------------------------------------------------------
        27,000   Malaysian Industrial Development                                                       55,560
                 -----------------------------------------------------------------------------
        10,000   Malaysian Pacific Industries                                                           40,760
                 -----------------------------------------------------------------------------
        10,000   Metacorp                                                                               30,867
                 -----------------------------------------------------------------------------
        13,000   UMW Holdings                                                                           61,733
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 313,241
                 -----------------------------------------------------------------------------  --------------
                 MEXICO--0.1%
                 -----------------------------------------------------------------------------
           700   (b)(c)Acer, Inc., ADR                                                                  12,775
                 -----------------------------------------------------------------------------
         3,000   (b)Cemex S.A., Class B, ADR                                                            21,656
                 -----------------------------------------------------------------------------
        12,000   (b)Cifra S.A. de C.V., Class B                                                         16,554
                 -----------------------------------------------------------------------------
         1,900   (b)Empresas ICA Sociedad Controladora S.A., ADR                                        27,313
                 -----------------------------------------------------------------------------
         5,000   Fomento Economico Mexicano, S.A. de C.V., Class B                                      17,085
                 -----------------------------------------------------------------------------
        12,000   (b)Grupo Corvi S.A., Class UBL                                                         10,042
                 -----------------------------------------------------------------------------
         2,800   (b)(c)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                            22,557
                 -----------------------------------------------------------------------------
           700   Pan American Beverage, Class A                                                         32,725
                 -----------------------------------------------------------------------------
           600   Telefonos de Mexico, Class L, ADR                                                      18,225
                 -----------------------------------------------------------------------------
         1,400   (b)Tubos de Acero de Mexico S.A., ADR                                                  19,075
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 198,007
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 NETHERLANDS--0.2%
                 -----------------------------------------------------------------------------
         1,600   ABN Amro Holding                                                               $      103,648
                 -----------------------------------------------------------------------------
         2,750   Boskalis Westminster N.V.                                                              54,544
                 -----------------------------------------------------------------------------
           730   Hunter Douglas N.V.                                                                    47,755
                 -----------------------------------------------------------------------------
         1,525   ING Groep, N.V.                                                                        53,419
                 -----------------------------------------------------------------------------
         1,360   Vendex International A                                                                 59,076
                 -----------------------------------------------------------------------------
           430   Wolters Kluwer N.V.                                                                    56,234
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 374,676
                 -----------------------------------------------------------------------------  --------------
                 NEW ZEALAND--0.1%
                 -----------------------------------------------------------------------------
        16,000   Air New Zealand Ltd., Class B                                                          42,105
                 -----------------------------------------------------------------------------
        14,000   Fletcher Challenge Building                                                            39,331
                 -----------------------------------------------------------------------------
        40,000   Wrightson Ltd.                                                                         35,562
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 116,998
                 -----------------------------------------------------------------------------  --------------
                 NORWAY--0.0%
                 -----------------------------------------------------------------------------
         2,600   Elkem A/S, Class A                                                                     40,511
                 -----------------------------------------------------------------------------
         7,100   (b)Storebrand ASA                                                                      42,370
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  82,881
                 -----------------------------------------------------------------------------  --------------
                 PAKISTAN--0.0%
                 -----------------------------------------------------------------------------
           350   (b)Hub Power Co., GDR                                                                   7,525
                 -----------------------------------------------------------------------------  --------------
                 PHILIPPINES--0.0%
                 -----------------------------------------------------------------------------
        84,000   (b)Belle Corp.                                                                         22,369
                 -----------------------------------------------------------------------------
        42,740   (b)Davao Union Cement Corp., Class B                                                   13,983
                 -----------------------------------------------------------------------------
        58,050   (b)Filinvest Land, Inc.                                                                20,538
                 -----------------------------------------------------------------------------
         1,400   Philippine Commercial International Bank                                               18,641
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  75,531
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 SINGAPORE--0.2%
                 -----------------------------------------------------------------------------
         5,000   City Developments                                                              $       44,207
                 -----------------------------------------------------------------------------
         8,000   Hong Leong Finance Ltd.                                                                27,722
                 -----------------------------------------------------------------------------
        61,000   Roly International Holdings                                                            40,260
                 -----------------------------------------------------------------------------
         8,000   Sembawang Corp. Ltd.                                                                   43,750
                 -----------------------------------------------------------------------------
         2,000   Singapore Press Holdings Ltd.                                                          37,790
                 -----------------------------------------------------------------------------
         9,000   Straits Steamship Land Ltd.                                                            28,749
                 -----------------------------------------------------------------------------
         2,250   (b)Straits Steamship Land Ltd. Warrants, 12/12/2000                                     2,519
                 -----------------------------------------------------------------------------
         5,000   United Overseas Bank Ltd.                                                              53,119
                 -----------------------------------------------------------------------------
        12,000   Wing Tai Holdings, Ltd.                                                                32,856
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 310,972
                 -----------------------------------------------------------------------------  --------------
                 SPAIN--0.2%
                 -----------------------------------------------------------------------------
           860   Empresa Nac De Electridad                                                              58,090
                 -----------------------------------------------------------------------------
           630   Fomento de Construcciones y Contratas SA                                               53,254
                 -----------------------------------------------------------------------------
         5,800   Iberdrola SA                                                                           66,937
                 -----------------------------------------------------------------------------
         1,050   Mapfre (Corporacion)                                                                   55,523
                 -----------------------------------------------------------------------------
         1,500   Repsol SA                                                                              55,523
                 -----------------------------------------------------------------------------
         2,720   Telefonica de Espana                                                                   59,632
                 -----------------------------------------------------------------------------
           638   Zardoya-Otis SA                                                                        67,967
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 416,926
                 -----------------------------------------------------------------------------  --------------
                 SWEDEN--0.0%
                 -----------------------------------------------------------------------------
         4,400   Stora Kopparbergs, Class A                                                             60,278
                 -----------------------------------------------------------------------------  --------------
                 SWITZERLAND--0.2%
                 -----------------------------------------------------------------------------
            35   ABB AG                                                                                 43,794
                 -----------------------------------------------------------------------------
           600   CS Holding AG-Registered                                                               63,867
                 -----------------------------------------------------------------------------
            50   Ciba-Giegy AG-Registered                                                               61,872
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 SWITZERLAND--CONTINUED
                 -----------------------------------------------------------------------------
            50   Nestle SA                                                                      $       54,277
                 -----------------------------------------------------------------------------
           400   (b)Oerlikon-Buhrle Holding AG                                                          41,273
                 -----------------------------------------------------------------------------
            23   Reiseburo Kuoni AG, Class B                                                            51,170
                 -----------------------------------------------------------------------------
             5   Roche Holding AG                                                                       38,435
                 -----------------------------------------------------------------------------
            45   Sandoz AG-R                                                                            52,336
                 -----------------------------------------------------------------------------
            75   Sulzer AG-Reg                                                                          43,153
                 -----------------------------------------------------------------------------
            48   (b)Swissair AG                                                                         36,456
                 -----------------------------------------------------------------------------
           142   Zurich Versicherungsgesellschaft                                                       40,307
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 526,940
                 -----------------------------------------------------------------------------  --------------
                 THAILAND--0.0%
                 -----------------------------------------------------------------------------
         1,200   Bangkok Bank Public Co., Ltd.                                                          13,719
                 -----------------------------------------------------------------------------
         9,800   Industrial Finance Corporation of Thailand                                             30,888
                 -----------------------------------------------------------------------------
         2,900   Krung Thai Bank PLC                                                                     8,289
                 -----------------------------------------------------------------------------
         1,300   PTT Exploration and Production Public Co.                                              19,138
                 -----------------------------------------------------------------------------
        21,000   Siam City Bank                                                                         24,667
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  96,701
                 -----------------------------------------------------------------------------  --------------
                 UNITED KINGDOM--1.1%
                 -----------------------------------------------------------------------------
        15,000   Asda Group                                                                             29,884
                 -----------------------------------------------------------------------------
         6,430   BAA PLC                                                                                52,971
                 -----------------------------------------------------------------------------
        10,000   BTR PLC                                                                                40,182
                 -----------------------------------------------------------------------------
         3,337   Barclays PLC                                                                           57,393
                 -----------------------------------------------------------------------------
         2,231   Boc Group PLC                                                                          33,232
                 -----------------------------------------------------------------------------
         3,400   Boots Co. PLC                                                                          36,241
                 -----------------------------------------------------------------------------
         2,514   British Aerospace PLC                                                                  48,902
                 -----------------------------------------------------------------------------
         4,974   British Petroleum Co. PLC                                                              57,513
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 -----------------------------------------------------------------------------
         6,300   British Telecommunication PLC                                                  $       39,878
                 -----------------------------------------------------------------------------
        13,492   Bunzl PLC                                                                              50,357
                 -----------------------------------------------------------------------------
         3,882   Cadbury Schweppes PLC                                                                  33,383
                 -----------------------------------------------------------------------------
        13,000   Caradon PLC                                                                            52,127
                 -----------------------------------------------------------------------------
         5,750   Carlton Communications PLC                                                             48,626
                 -----------------------------------------------------------------------------
         5,800   Chubb Security                                                                         33,447
                 -----------------------------------------------------------------------------
         5,860   Compass Group                                                                          59,753
                 -----------------------------------------------------------------------------
        12,240   Cookson Group                                                                          46,507
                 -----------------------------------------------------------------------------
         8,500   Cowie Group PLC                                                                        56,590
                 -----------------------------------------------------------------------------
         7,560   David S. Smith (Holdings) PLC                                                          40,101
                 -----------------------------------------------------------------------------
         8,450   Delta PLC                                                                              51,640
                 -----------------------------------------------------------------------------
         1,740   EMI Group PLC                                                                          40,194
                 -----------------------------------------------------------------------------
        15,100   FKI PLC                                                                                54,708
                 -----------------------------------------------------------------------------
         4,850   General Accident                                                                       59,728
                 -----------------------------------------------------------------------------
         8,200   General Electric Co. PLC                                                               51,353
                 -----------------------------------------------------------------------------
         2,600   Glaxo Wellcome PLC                                                                     42,761
                 -----------------------------------------------------------------------------
         5,211   Grand Metropolitan PLC                                                                 40,695
                 -----------------------------------------------------------------------------
        12,897   Guardian Royal Exchange                                                                58,110
                 -----------------------------------------------------------------------------
         2,200   Imperial Chemical Industries PLC                                                       28,536
                 -----------------------------------------------------------------------------
         7,900   Inchcape PLC                                                                           35,794
                 -----------------------------------------------------------------------------
        11,330   Ladbroke Group PLC                                                                     39,049
                 -----------------------------------------------------------------------------
         4,000   Marks & Spencer PLC                                                                    34,028
                 -----------------------------------------------------------------------------
        15,000   Mirror Group PLC                                                                       58,003
                 -----------------------------------------------------------------------------
         8,060   National Power Co. PLC                                                                 62,469
                 -----------------------------------------------------------------------------
         4,950   Pearson                                                                                61,168
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    SHARES
   OR UNITS                                                                                         VALUE
 OR PRINCIPAL                                                                                      IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                            STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 -----------------------------------------------------------------------------
         4,500   Peninsular & Oriental Steam Navigation Co.                                     $       44,750
                 -----------------------------------------------------------------------------
         4,800   Premier Farnell PLC                                                                    57,458
                 -----------------------------------------------------------------------------
         3,427   RTZ Corp. PLC                                                                          57,616
                 -----------------------------------------------------------------------------
         4,200   Rank Group PLC                                                                         30,716
                 -----------------------------------------------------------------------------
         3,990   Reckitt & Colman PLC                                                                   47,024
                 -----------------------------------------------------------------------------
         4,600   Reed International PLC                                                                 89,131
                 -----------------------------------------------------------------------------
        27,300   Rugby Group PLC                                                                        44,062
                 -----------------------------------------------------------------------------
         4,600   Safeway PLC                                                                            30,161
                 -----------------------------------------------------------------------------
        15,700   Sedgwick Group PLC                                                                     33,126
                 -----------------------------------------------------------------------------
         2,524   Siebe PLC                                                                              40,291
                 -----------------------------------------------------------------------------
         2,976   Smithkline Beecham PLC                                                                 41,028
                 -----------------------------------------------------------------------------
        10,600   Tomkins PLC                                                                            44,285
                 -----------------------------------------------------------------------------
         2,050   Zeneca Group                                                                           56,523
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,151,494
                 -----------------------------------------------------------------------------  --------------
                 TOTAL FOREIGN EQUITY                                                               11,614,109
                 -----------------------------------------------------------------------------  --------------
                 TOTAL STOCKS (IDENTIFIED COST $52,555,328)                                         59,939,439
                 -----------------------------------------------------------------------------  --------------
                                                                                 BONDS--63.8%
----------------------------------------------------------------------------------------------
                 TREASURY--29.1%
                 -----------------------------------------------------------------------------
 $  57,325,000   U.S. Treasury Notes, 5.50%-7.75%, 11/15/1998-3/31/2000                             58,541,658
                 -----------------------------------------------------------------------------  --------------
                 MORTGAGE-BACKED SECURITIES--19.5%
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--19.5%
                 -----------------------------------------------------------------------------
       384,260   Federal Home Loan Mortgage Corp., 9.50%, 6/1/2021                                     415,078
                 -----------------------------------------------------------------------------
       116,849   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2021                                    121,010
                 -----------------------------------------------------------------------------
       354,997   Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                                     360,653
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 -----------------------------------------------------------------------------
 $     943,408   Federal Home Loan Mortgage Corp., 7.00%, 8/1/2025                              $      939,446
                 -----------------------------------------------------------------------------
       794,104   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2022                                    824,868
                 -----------------------------------------------------------------------------
       239,440   Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                                     238,689
                 -----------------------------------------------------------------------------
       502,925   Federal Home Loan Mortgage Corp., 8.00%, 4/1/2025                                     518,007
                 -----------------------------------------------------------------------------
       970,311   Federal Home Loan Mortgage Corp., 6.50%, 9/1/2025                                     945,937
                 -----------------------------------------------------------------------------
     1,030,455   Federal Home Loan Mortgage Corp., 7.00%, 1/1/2026                                   1,025,292
                 -----------------------------------------------------------------------------
       972,347   Federal Home Loan Mortgage Corp., 7.00%, 2/1/2026                                     972,940
                 -----------------------------------------------------------------------------
     1,804,600   Federal Home Loan Mortgage Corp., 7.50%, 6/1/2026                                   1,829,377
                 -----------------------------------------------------------------------------
       355,365   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2009                                    367,245
                 -----------------------------------------------------------------------------
     1,871,521   Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                                   1,859,207
                 -----------------------------------------------------------------------------
       306,398   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                     310,896
                 -----------------------------------------------------------------------------
       592,961   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                     598,511
                 -----------------------------------------------------------------------------
       997,960   Federal Home Loan Mortgage Corp., 6.00%, 6/1/2011                                     973,620
                 -----------------------------------------------------------------------------
       993,181   Federal Home Loan Mortgage Corp., 7.50%, 8/1/2003                                   1,015,200
                 -----------------------------------------------------------------------------
       775,836   Federal National Mortgage Association, 7.50%, 9/1/2009                                794,735
                 -----------------------------------------------------------------------------
       463,671   Federal National Mortgage Association, 7.00%, 7/1/2024                                460,332
                 -----------------------------------------------------------------------------
       873,677   Federal National Mortgage Association, 9.50%, 10/1/2024                               947,564
                 -----------------------------------------------------------------------------
       979,244   Federal National Mortgage Association, 7.50%, 5/1/2026                                992,396
                 -----------------------------------------------------------------------------
       198,732   Federal National Mortgage Association, 7.50%, 6/1/2009                                203,015
                 -----------------------------------------------------------------------------
     1,088,436   Federal National Mortgage Association, 8.00%, 11/1/2024                             1,119,370
                 -----------------------------------------------------------------------------
     1,400,106   Federal National Mortgage Association, 9.00%, 2/1/2025                              1,481,033
                 -----------------------------------------------------------------------------
       136,311   Federal National Mortgage Association, 8.50%, 2/1/2025                                142,231
                 -----------------------------------------------------------------------------
       740,049   Federal National Mortgage Association, 8.00%, 7/1/2025                                761,688
                 -----------------------------------------------------------------------------
       523,009   Federal National Mortgage Association, 7.50%, 7/1/2025                                530,033
                 -----------------------------------------------------------------------------
       471,470   Federal National Mortgage Association, 7.00%, 7/1/2025                                468,458
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 -----------------------------------------------------------------------------
 $     961,968   Federal National Mortgage Association, 6.50%, 9/1/2025                         $      936,303
                 -----------------------------------------------------------------------------
     1,116,217   Federal National Mortgage Association, 6.50%, 10/1/2025                             1,084,103
                 -----------------------------------------------------------------------------
       958,601   Federal National Mortgage Association, 6.50%, 1/1/2003                                958,294
                 -----------------------------------------------------------------------------
       980,787   Federal National Mortgage Association, 6.00%, 3/1/2011                                955,640
                 -----------------------------------------------------------------------------
        82,821   Federal National Mortgage Association, 6.50%, 4/1/2011                                 82,172
                 -----------------------------------------------------------------------------
       967,083   Federal National Mortgage Association, 6.00%, 4/1/2011                                942,287
                 -----------------------------------------------------------------------------
       454,840   Federal National Mortgage Association, 6.50%, 4/1/2011                                451,278
                 -----------------------------------------------------------------------------
     1,025,116   Federal National Mortgage Association, 7.00%, 7/1/2026                              1,017,735
                 -----------------------------------------------------------------------------
       525,681   Federal National Mortgage Association, 10.50%, 1/1/2021                               583,664
                 -----------------------------------------------------------------------------
       834,659   Government National Mortgage Association, 10.00%, 10/15/2018                          919,151
                 -----------------------------------------------------------------------------
       883,793   Government National Mortgage Association, 8.50%, 10/15/2022                           928,248
                 -----------------------------------------------------------------------------
       926,007   Government National Mortgage Association, 6.50%, 1/15/2024                            907,190
                 -----------------------------------------------------------------------------
       965,438   Government National Mortgage Association, 8.00%, 1/15/2024                            995,589
                 -----------------------------------------------------------------------------
       455,746   Government National Mortgage Association, 9.50%, 12/15/2025                           494,622
                 -----------------------------------------------------------------------------
       236,231   Government National Mortgage Association, 7.00%, 8/15/2024                            235,047
                 -----------------------------------------------------------------------------
     1,885,214   Government National Mortgage Association, 7.50%, 4/15/2024                          1,912,870
                 -----------------------------------------------------------------------------
       854,584   Government National Mortgage Association, 8.00%, 9/15/2025                            882,349
                 -----------------------------------------------------------------------------
     1,714,124   Government National Mortgage Association, 7.00%, 3/15/2026                          1,705,536
                 -----------------------------------------------------------------------------
     1,004,272   Government National Mortgage Association, 7.00%, 4/15/2026                            999,241
                 -----------------------------------------------------------------------------
       910,000   (a)Government National Mortgage Association, 9.00%, 2/15/2026, TBA                    965,155
                 -----------------------------------------------------------------------------  --------------
                 TOTAL MORTGAGE-BACKED SECURITIES                                                   39,173,305
                 -----------------------------------------------------------------------------  --------------
                 INVESTMENT GRADE BONDS--7.2%
                 -----------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.1%
                 -----------------------------------------------------------------------------
       250,000   McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                                    270,558
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 AUTOMOTIVE--0.1%
                 -----------------------------------------------------------------------------
 $     200,000   Chrysler Corp., Deb., 10.95%, 8/1/2017                                         $      217,602
                 -----------------------------------------------------------------------------  --------------
                 BANKING--1.0%
                 -----------------------------------------------------------------------------
       525,000   Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                          568,360
                 -----------------------------------------------------------------------------
       330,000   Chase Manhattan, Sub. Note, 8.00%, 5/1/2005                                           337,887
                 -----------------------------------------------------------------------------
       250,000   Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004                                  281,153
                 -----------------------------------------------------------------------------
       300,000   National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                 326,631
                 -----------------------------------------------------------------------------
       400,000   Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                        429,304
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,943,335
                 -----------------------------------------------------------------------------  --------------
                 BEVERAGE & TOBACCO--0.2%
                 -----------------------------------------------------------------------------
       150,000   Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                      146,813
                 -----------------------------------------------------------------------------
       250,000   RJR Nabisco, Inc., Note, 9.25%, 8/15/2013                                             257,910
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 404,723
                 -----------------------------------------------------------------------------  --------------
                 CABLE TELEVISION--0.2%
                 -----------------------------------------------------------------------------
       400,000   TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                         443,128
                 -----------------------------------------------------------------------------  --------------
                 CHEMICALS & PLASTICS--0.2%
                 -----------------------------------------------------------------------------
       450,000   (c)Bayer Corp., Deb., 6.5%, 10/1/2002                                                 457,074
                 -----------------------------------------------------------------------------  --------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.2%
                 -----------------------------------------------------------------------------
       275,000   Waste Management, Deb., 8.75%, 5/1/2018                                               312,331
                 -----------------------------------------------------------------------------  --------------
                 ELECTRONICS--0.2%
                 -----------------------------------------------------------------------------
       300,000   Harris Corp, Deb., 10.375%, 12/1/2018                                                 336,948
                 -----------------------------------------------------------------------------  --------------
                 FINANCE-RETAIL--0.1%
                 -----------------------------------------------------------------------------
       150,000   Household Finance, Deb., 6.45%, 2/1/2009                                              146,396
                 -----------------------------------------------------------------------------  --------------
                 FINANCIAL INTERMEDIARIES--1.4%
                 -----------------------------------------------------------------------------
       450,000   American General Corp., S.F. Deb., 9.625%, 2/1/2018                                   486,896
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 FINANCIAL INTERMEDIARIES--CONTINUED
                 -----------------------------------------------------------------------------
 $     400,000   DLJ, Note, 6.875%, 11/1/2005                                                   $      401,064
                 -----------------------------------------------------------------------------
       400,000   Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                            471,040
                 -----------------------------------------------------------------------------
       500,000   Lehman Bros Inc, Sr. Sub. Note, 6.125%, 2/1/2001                                      493,640
                 -----------------------------------------------------------------------------
       300,000   Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004                                     302,598
                 -----------------------------------------------------------------------------
       225,000   Salomon Inc, Sr. Note, 9.00%, 2/15/1999                                               237,467
                 -----------------------------------------------------------------------------
       225,000   Salomon Inc., Sr. Note, 7.02%, 9/25/1998                                              228,355
                 -----------------------------------------------------------------------------
       250,000   (c)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%,
                 9/1/2013                                                                              251,445
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,872,505
                 -----------------------------------------------------------------------------  --------------
                 FOOD & DRUG RETAILERS--0.2%
                 -----------------------------------------------------------------------------
       300,000   Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                        319,773
                 -----------------------------------------------------------------------------  --------------
                 GOVERNMENT AGENCY--0.3%
                 -----------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 7.430%, 8/4/2005                               253,965
                 -----------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 8.590%, 2/3/2005                               257,453
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 511,418
                 -----------------------------------------------------------------------------  --------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
                 -----------------------------------------------------------------------------
       350,000   Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003                                      387,590
                 -----------------------------------------------------------------------------  --------------
                 INSURANCE--0.6%
                 -----------------------------------------------------------------------------
       350,000   Conseco, Inc., Sr. Note, 10.5%, 12/15/2004                                            425,338
                 -----------------------------------------------------------------------------
       515,000   Continental Corp, Note, 8.25%, 4/15/1999                                              538,644
                 -----------------------------------------------------------------------------
       250,000   Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                                    260,716
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,224,698
                 -----------------------------------------------------------------------------  --------------
                 METALS & MINING--0.2%
                 -----------------------------------------------------------------------------
       450,000   Santa Fe Pacific Gold Co, Note, 8.375%, 7/1/2005                                      473,031
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 OIL & GAS--0.3%
                 -----------------------------------------------------------------------------
 $     275,000   Tosco Corp, Sr. Note, 7.625%, 5/15/2006                                        $      290,664
                 -----------------------------------------------------------------------------
       350,000   USX Corp., Note, 6.375%, 7/15/1998                                                    351,792
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 642,456
                 -----------------------------------------------------------------------------  --------------
                 PRINTING & PUBLISHING--0.2%
                 -----------------------------------------------------------------------------
       400,000   News America Holdings, Sr. Note, 7.50%, 3/1/2000                                      413,252
                 -----------------------------------------------------------------------------  --------------
                 RETAILERS--0.2%
                 -----------------------------------------------------------------------------
       400,000   May Department Stores, Deb., 8.125%, 8/15/2035                                        433,076
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.1%
                 -----------------------------------------------------------------------------
       250,000   Loewen Group International, Sr. Note, 8.25%, 4/15/2003                                257,828
                 -----------------------------------------------------------------------------  --------------
                 SOVEREIGN--0.2%
                 -----------------------------------------------------------------------------
       375,000   Swedish Exp Cred, Deb., 9.875%, 3/15/2038                                             408,694
                 -----------------------------------------------------------------------------  --------------
                 SOVEREIGN GOVERNMENT--0.7%
                 -----------------------------------------------------------------------------
       300,000   (c)Freeport Terminal (Malta), Gtd. Global Note, 7.5%, 3/29/2009                       315,453
                 -----------------------------------------------------------------------------
       250,000   Quebec Province, Deb., 7.5%, 7/15/2023                                                257,623
                 -----------------------------------------------------------------------------
       300,000   Republic Of South Africa, Global Bond Deb., 9.625%, 12/15/1999                        321,375
                 -----------------------------------------------------------------------------
       400,000   Republic of Colombia, Note, 7.25%, 2/15/2003                                          397,868
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,292,319
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.3%
                 -----------------------------------------------------------------------------
       200,000   Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005                                        203,188
                 -----------------------------------------------------------------------------
       200,000   Gulf States Util, FMB, 6.75%, 10/1/1998                                               200,934
                 -----------------------------------------------------------------------------
       125,000   Pedernales Electric Coop, 10.875%, 9/01/2017                                          136,294
                 -----------------------------------------------------------------------------
       150,000   Quebec Hydro, Deb., 7.375%, 2/1/2003                                                  157,482
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 697,898
                 -----------------------------------------------------------------------------  --------------
                 TOTAL INVESTMENT GRADE BONDS                                                       14,466,633
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--2.6%
                 -----------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.0%
                 -----------------------------------------------------------------------------
 $      50,000   Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                $       53,625
                 -----------------------------------------------------------------------------  --------------
                 AUTOMOTIVE--0.1%
                 -----------------------------------------------------------------------------
        50,000   Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                            55,750
                 -----------------------------------------------------------------------------
        50,000   (c)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                               51,875
                 -----------------------------------------------------------------------------
        50,000   Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                            53,625
                 -----------------------------------------------------------------------------
        50,000   Exide Corp., Sr. Note, 10.00%, 4/15/2005                                               52,375
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 213,625
                 -----------------------------------------------------------------------------  --------------
                 BANKING--0.0%
                 -----------------------------------------------------------------------------
        50,000   (c)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                          53,500
                 -----------------------------------------------------------------------------
        25,000   First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                 28,188
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  81,688
                 -----------------------------------------------------------------------------  --------------
                 BEVERAGE & TOBACCO--0.0%
                 -----------------------------------------------------------------------------
        25,000   Dr. Pepper Bottling Co., Sr. Disc. Note, 0/11.125%, 2/15/2003                          23,250
                 -----------------------------------------------------------------------------  --------------
                 BROADCAST RADIO & TV--0.2%
                 -----------------------------------------------------------------------------
        38,000   Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                          42,370
                 -----------------------------------------------------------------------------
        25,000   Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                            23,938
                 -----------------------------------------------------------------------------
        50,000   Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                  48,500
                 -----------------------------------------------------------------------------
        25,000   Pegasus Media, Note, 12.50%, 7/1/2005                                                  27,125
                 -----------------------------------------------------------------------------
       125,000   SCI Television, Sr. Secd. Note, 11.00%, 6/30/2005                                     134,688
                 -----------------------------------------------------------------------------
        50,000   SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                               52,625
                 -----------------------------------------------------------------------------
        50,000   Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                             50,375
                 -----------------------------------------------------------------------------
        50,000   Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                            50,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 430,121
                 -----------------------------------------------------------------------------  --------------
                 BUSINESS EQUIPMENT & SERVICES--0.1%
                 -----------------------------------------------------------------------------
        50,000   Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                         54,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 BUSINESS EQUIPMENT & SERVICES--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000   Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                          $       27,875
                 -----------------------------------------------------------------------------
        50,000   (c)Outsourcing Solutions, Sr. Sub. Note, 11.00%, 11/1/2006                             52,250
                 -----------------------------------------------------------------------------
        25,000   United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                              27,719
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 162,594
                 -----------------------------------------------------------------------------  --------------
                 CABLE TELEVISION--0.3%
                 -----------------------------------------------------------------------------
        50,000   Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                            50,625
                 -----------------------------------------------------------------------------
        50,000   Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                           51,750
                 -----------------------------------------------------------------------------
       100,000   (c)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                38,500
                 -----------------------------------------------------------------------------
        50,000   Diamond Cable Comm. Plc, Sr. Disc. Note, 0/11.75%, 12/15/2005                          35,000
                 -----------------------------------------------------------------------------
        50,000   Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%,
                 3/15/2004                                                                              38,250
                 -----------------------------------------------------------------------------
       100,000   International Cabletel, Sr. Disc. Note, 0/12.75%, 4/15/2005                            72,000
                 -----------------------------------------------------------------------------
        25,000   International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                   16,156
                 -----------------------------------------------------------------------------
        50,000   Lenfest Communications, Sr. Sub. Note, 10.50%, 6/15/2006                               52,625
                 -----------------------------------------------------------------------------
        50,000   Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                 3/15/2005                                                                              53,750
                 -----------------------------------------------------------------------------
       150,000   Telewest Plc, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                     102,750
                 -----------------------------------------------------------------------------
        50,000   Uih Australia/pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                             26,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 538,156
                 -----------------------------------------------------------------------------  --------------
                 CHEMICALS & PLASTICS--0.2%
                 -----------------------------------------------------------------------------
        75,000   Arcadian Partners LP, Sr. Note, Series B, 10.75%, 5/1/2005                             83,063
                 -----------------------------------------------------------------------------
        50,000   (c)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                      51,000
                 -----------------------------------------------------------------------------
        50,000   Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                56,375
                 -----------------------------------------------------------------------------
        50,000   Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                           51,625
                 -----------------------------------------------------------------------------
        33,000   Polymer Group, Sr. Note, 12.25%, 7/15/2002                                             35,805
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000   RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                         $       21,625
                 -----------------------------------------------------------------------------
        50,000   Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                             51,875
                 -----------------------------------------------------------------------------
        75,000   Viridian Inc., Note, 9.75%, 4/1/2003                                                   82,115
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 433,483
                 -----------------------------------------------------------------------------  --------------
                 CLOTHING & TEXTILES--0.0%
                 -----------------------------------------------------------------------------
        75,000   Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                             77,438
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                    53,750
                 -----------------------------------------------------------------------------
        50,000   (c)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                            26,125
                 -----------------------------------------------------------------------------
        50,000   Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                        49,750
                 -----------------------------------------------------------------------------
        50,000   (c)Rayovac Corp., Sr. Sub. Note, 10.25%, 11/1/2006                                     51,875
                 -----------------------------------------------------------------------------
        50,000   Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                          52,250
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 233,750
                 -----------------------------------------------------------------------------  --------------
                 CONTAINER & GLASS PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                  52,250
                 -----------------------------------------------------------------------------
        50,000   Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                  52,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 105,000
                 -----------------------------------------------------------------------------  --------------
                 COSMETICS & TOILETRIES--0.0%
                 -----------------------------------------------------------------------------
        50,000   Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                             52,625
                 -----------------------------------------------------------------------------  --------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.0%
                 -----------------------------------------------------------------------------
        50,000   (c)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                      51,313
                 -----------------------------------------------------------------------------
        50,000   **(b)Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                       20,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  71,813
                 -----------------------------------------------------------------------------  --------------
                 ELECTRONICS--0.0%
                 -----------------------------------------------------------------------------
        50,000   Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                               54,438
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 FOOD & DRUG RETAILERS--0.1%
                 -----------------------------------------------------------------------------
 $      25,000   Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                    $       26,750
                 -----------------------------------------------------------------------------
        50,000   Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                       51,938
                 -----------------------------------------------------------------------------
        50,000   Smith's Food & Drug , Sr. Sub. Note, 11.25%, 5/15/2007                                 55,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 133,688
                 -----------------------------------------------------------------------------  --------------
                 FOOD PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                         51,375
                 -----------------------------------------------------------------------------
        50,000   Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                    48,750
                 -----------------------------------------------------------------------------
        25,000   Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                  27,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 127,625
                 -----------------------------------------------------------------------------  --------------
                 FOREST PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        25,000   Four M Corp, Sr. Note, 12.00%, 6/1/2006                                                25,813
                 -----------------------------------------------------------------------------
        50,000   Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                 4/15/2005                                                                              48,750
                 -----------------------------------------------------------------------------
        50,000   Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                              45,500
                 -----------------------------------------------------------------------------
        50,000   Stone Container, Sr. Note, 11.50%, 10/1/2004                                           52,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 172,813
                 -----------------------------------------------------------------------------  --------------
                 HEALTHCARE--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                          54,250
                 -----------------------------------------------------------------------------
        50,000   (c)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                             54,250
                 -----------------------------------------------------------------------------
        50,000   Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                     55,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 164,000
                 -----------------------------------------------------------------------------  --------------
                 HOTELS, MOTELS, INNS & CASINOS--0.0%
                 -----------------------------------------------------------------------------
        50,000   Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                      53,000
                 -----------------------------------------------------------------------------  --------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                 -----------------------------------------------------------------------------
        25,000   Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                   28,063
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
                 -----------------------------------------------------------------------------
 $      50,000   (c)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                 $       51,500
                 -----------------------------------------------------------------------------
        50,000   Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                  52,625
                 -----------------------------------------------------------------------------
        50,000   Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                  51,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 183,688
                 -----------------------------------------------------------------------------  --------------
                 LEISURE & ENTERTAINMENT--0.1%
                 -----------------------------------------------------------------------------
       100,000   Amf Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                              63,750
                 -----------------------------------------------------------------------------
        25,000   Cobblestone Golf, Sr. Note, 11.5%, 6/1/2003                                            26,188
                 -----------------------------------------------------------------------------
       100,000   Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                        92,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 182,438
                 -----------------------------------------------------------------------------  --------------
                 MACHINERY & EQUIPMENT--0.1%
                 -----------------------------------------------------------------------------
        50,000   Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                       52,500
                 -----------------------------------------------------------------------------
        50,000   (c)Clark Material, Sr. Note, 10.75%, 11/15/2006                                        51,375
                 -----------------------------------------------------------------------------
        33,000   Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                          37,620
                 -----------------------------------------------------------------------------
        50,000   (c)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                                52,875
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 194,370
                 -----------------------------------------------------------------------------  --------------
                 METALS & MINING--0.0%
                 -----------------------------------------------------------------------------
        50,000   Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                      51,125
                 -----------------------------------------------------------------------------  --------------
                 OIL & GAS--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                51,875
                 -----------------------------------------------------------------------------
        50,000   Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001                                    52,500
                 -----------------------------------------------------------------------------
        50,000   Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                               54,125
                 -----------------------------------------------------------------------------
        50,000   United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                              54,625
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 213,125
                 -----------------------------------------------------------------------------  --------------
                 PRINTING & PUBLISHING--0.1%
                 -----------------------------------------------------------------------------
        50,000   Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                         53,625
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 PRINTING & PUBLISHING--CONTINUED
                 -----------------------------------------------------------------------------
                 K-III Communications Corp., 500 Pfd. Shares, Series D, $10.00                  $       47,000
                 -----------------------------------------------------------------------------
 $      50,000   (c)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                             51,313
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 151,938
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.0%
                 -----------------------------------------------------------------------------
        25,000   Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                           27,125
                 -----------------------------------------------------------------------------
        50,000   (c)Ryder TRS, Inc., Sr. Sub. Note, 10%, 12/1/2006                                      51,188
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  78,313
                 -----------------------------------------------------------------------------  --------------
                 STEEL--0.1%
                 -----------------------------------------------------------------------------
        25,000   Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                     23,375
                 -----------------------------------------------------------------------------
        25,000   EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                         23,355
                 -----------------------------------------------------------------------------
        50,000   GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                        51,750
                 -----------------------------------------------------------------------------
        25,000   Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                           22,844
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 121,324
                 -----------------------------------------------------------------------------  --------------
                 SURFACE TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
        25,000   Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                             24,875
                 -----------------------------------------------------------------------------
        50,000   Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                  54,500
                 -----------------------------------------------------------------------------
        25,000   Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                   25,125
                 -----------------------------------------------------------------------------
        50,000   (c)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                 50,750
                 -----------------------------------------------------------------------------
        50,000   Stena AB, Sr. Note, 10.50%, 12/15/2005                                                 53,563
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 208,813
                 -----------------------------------------------------------------------------  --------------
                 TELECOMMUNICATIONS & CELLULAR--0.3%
                 -----------------------------------------------------------------------------
        50,000   American Communications , Sr. Disc. Note, 0/12.75%, 4/1/2006                           27,375
                 -----------------------------------------------------------------------------
       100,000   (c)Brooks Fiber Properties, Sr. Disc. Note, 0/10.875%, 11/1/2006                       63,500
                 -----------------------------------------------------------------------------
       100,000   Intermedia Communications, Sr. Disc. Note, 0/12.50%, 5/15/2006                         66,250
                 -----------------------------------------------------------------------------
        50,000   Millicom International , Sr. Disc. Note, 13.50%, 6/1/2006                              29,625
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
  OR FOREIGN                                                                                        VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 TELECOMMUNICATIONS & CELLULAR--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000   *(b)Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                $       13,750
                 -----------------------------------------------------------------------------
        75,000   Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                        56,813
                 -----------------------------------------------------------------------------
        50,000   Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                       50,313
                 -----------------------------------------------------------------------------
        50,000   Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                     50,500
                 -----------------------------------------------------------------------------
       100,000   Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                           68,500
                 -----------------------------------------------------------------------------
        50,000   Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                     50,375
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 477,001
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.1%
                 -----------------------------------------------------------------------------
        75,000   California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                             78,563
                 -----------------------------------------------------------------------------
                 El Paso Electric Co., 542 PIK Pfd. Shares, Series A, 11.40%                            59,756
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 138,319
                 -----------------------------------------------------------------------------  --------------
                 TOTAL HIGH YIELD BONDS                                                              5,183,186
                 -----------------------------------------------------------------------------  --------------
                 FOREIGN BONDS--5.4%
                 -----------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--0.3%
                 -----------------------------------------------------------------------------
       134,000   Queensland Treas Global, Local Government Guarantee, 8.00%, 5/14/2003                 114,452
                 -----------------------------------------------------------------------------
       175,000   Queensland Treas Global, Local Government Guarantee, 8.00%, 8/14/2001                 148,082
                 -----------------------------------------------------------------------------
       150,000   State Bank Of New South Wales, 12.25%, 2/26/2001                                      144,600
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 407,134
                 -----------------------------------------------------------------------------  --------------
                 BELGIAN FRANC--0.1%
                 -----------------------------------------------------------------------------
     2,112,000   Belgian Government, Bond, 6.50%, 3/31/2005                                             70,291
                 -----------------------------------------------------------------------------
     6,000,000   Belgium Kingdom, 7.75%, 10/15/2004                                                    215,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 285,791
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 CANADIAN DOLLAR--0.3%
                 -----------------------------------------------------------------------------
       290,000   Canada Government, Deb., 6.50%, 6/1/2004                                       $      224,809
                 -----------------------------------------------------------------------------
       375,000   Ontario Hydro, 9.00%, 6/24/2002                                                       324,816
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 549,625
                 -----------------------------------------------------------------------------  --------------
                 DENMARK KRONE--0.3%
                 -----------------------------------------------------------------------------
     1,844,000   Denmark-Bullet, Bond, 8.00%, 3/15/2006                                                341,528
                 -----------------------------------------------------------------------------
     1,200,000   Denmark, 8.00%, 5/15/2003                                                             224,757
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 566,285
                 -----------------------------------------------------------------------------  --------------
                 FRENCH FRANC--0.2%
                 -----------------------------------------------------------------------------
     1,044,000   France O.A.T., Bond, 7.25%, 4/25/2006                                                 224,037
                 -----------------------------------------------------------------------------
       150,500   France O.A.T., Bond, 7.50%, 4/25/2005                                                 208,383
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 432,420
                 -----------------------------------------------------------------------------  --------------
                 DEUTSCHE MARK--1.3%
                 -----------------------------------------------------------------------------
       300,000   Bundesobligationen, Deb., 7.25%, 10/20/1997                                           201,697
                 -----------------------------------------------------------------------------
       188,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                           116,973
                 -----------------------------------------------------------------------------
    33,000,000   KFW International Finance, 6.00%, 11/29/1999                                          331,738
                 -----------------------------------------------------------------------------
       350,000   KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                           243,116
                 -----------------------------------------------------------------------------
     1,400,000   KFW International Finance, 7.00%, 5/12/2000                                           289,947
                 -----------------------------------------------------------------------------
     1,100,000   Treuhandanstalt, 7.75%, 10/1/2002                                                     809,928
                 -----------------------------------------------------------------------------
       744,000   Treuhandanstalt, Foreign Government Guarantee, 6.875%,
                 6/11/2003                                                                             525,410
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,518,809
                 -----------------------------------------------------------------------------  --------------
                 IRISH POUND--0.2%
                 -----------------------------------------------------------------------------
       108,000   Irish Government, Bond, 6.5%, 10/18/2001                                              186,385
                 -----------------------------------------------------------------------------
       108,000   Treasury, Deb., 6.25%, 4/1/1999                                                       183,571
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 369,956
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 ITALIAN LIRA--0.4%
                 -----------------------------------------------------------------------------
   110,000,000   Btps, Bond, 10.50%, 11/1/2000                                                  $       81,711
                 -----------------------------------------------------------------------------
 1,040,000,000   Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                             770,141
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 851,852
                 -----------------------------------------------------------------------------  --------------
                 JAPANESE YEN--0.5%
                 -----------------------------------------------------------------------------
    65,000,000   Export-Import Bank Japan, 4.375%, 10/1/2003                                           649,857
                 -----------------------------------------------------------------------------
    42,000,000   Interamerican Development, Deb., 7.25%, 5/15/2000                                     442,954
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,092,811
                 -----------------------------------------------------------------------------  --------------
                 NETHERLAND GUILDERS --0.3%
                 -----------------------------------------------------------------------------
        70,000   Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                             42,366
                 -----------------------------------------------------------------------------
        90,000   Lkb-global Bond, Bank Guarantee, 6.00%, 1/25/2006                                      58,982
                 -----------------------------------------------------------------------------
       700,000   Netherlands Government, 5.75%, 1/15/2004                                              416,111
                 -----------------------------------------------------------------------------
       210,000   Netherlands Government, 6.00%, 1/15/2006                                              125,199
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 642,658
                 -----------------------------------------------------------------------------  --------------
                 NEW ZEALAND DOLLAR--0.1%
                 -----------------------------------------------------------------------------
       143,000   New Zealand Government, 8.00%, 2/15/2001                                              105,770
                 -----------------------------------------------------------------------------
       105,000   New Zealand Government, Bond, 8.00%, 7/15/1998                                         75,947
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 181,717
                 -----------------------------------------------------------------------------  --------------
                 NORWEGIAN KRONE--0.2%
                 -----------------------------------------------------------------------------
       800,000   NGB, Bond, 9.00%, 1/31/1999                                                           135,619
                 -----------------------------------------------------------------------------
       630,000   Norwegian Government, Bond, 7.00%, 5/31/2001                                          104,611
                 -----------------------------------------------------------------------------
       473,000   Norwegian Government, Foreign Government Guarantee, 5.75%, 11/30/2004                  72,394
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 312,624
                 -----------------------------------------------------------------------------  --------------
                 PORTUGGUESE ESCUDO--0.0%
                 -----------------------------------------------------------------------------
     8,250,000   Portuguese Ot's, Bond, 11.875%, 2/23/2000                                              61,649
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 SPANISH PESETA--0.3%
                 -----------------------------------------------------------------------------
    40,000,000   Spanish Government, 10.00%, 2/28/2005                                          $      366,898
                 -----------------------------------------------------------------------------
    29,000,000   Spanish Government, Bond, 8.80%, 4/30/2006                                            246,368
                 -----------------------------------------------------------------------------
     6,510,000   Spanish Government, Bond, 9.40%, 4/30/1999                                             54,034
                 -----------------------------------------------------------------------------
     6,480,000   Spanish Government, Deb., 10.10%, 2/28/2001                                            57,126
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 724,426
                 -----------------------------------------------------------------------------  --------------
                 SWEDISH KRONA--0.3%
                 -----------------------------------------------------------------------------
     1,000,000   Stadshypotekskas, Foreign Government Guarantee, Series 1551, 7.50%, 3/17/1999         155,221
                 -----------------------------------------------------------------------------
     2,300,000   Sweden, 6.00%, 2/9/2005                                                               324,399
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 479,620
                 -----------------------------------------------------------------------------  --------------
                 UNITED KINGDOM POUND--0.6%
                 -----------------------------------------------------------------------------
       127,000   British Gas PLC, 8.875%, 7/8/2008                                                     224,326
                 -----------------------------------------------------------------------------
       108,000   UK Treasury, Deb., 8.50%, 12/7/2005                                                   195,475
                 -----------------------------------------------------------------------------
       365,000   UK Conversion, 9.00%, 3/3/2000                                                        650,279
                 -----------------------------------------------------------------------------
        30,000   UK Treasury, Bond, 8.00%, 12/7/2015                                                    52,927
                 -----------------------------------------------------------------------------
       108,000   United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                       181,346
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,304,353
                 -----------------------------------------------------------------------------  --------------
                 TOTAL FOREIGN BONDS                                                                10,781,730
                 -----------------------------------------------------------------------------  --------------
                 TOTAL BONDS (IDENTIFIED COST $125,107,565)                                        128,146,512
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT OR
    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
(A)CASH EQUIVALENTS--6.0%
----------------------------------------------------------------------------------------------
                 (D)REPURCHASE AGREEMENTS--6.0%
                 -----------------------------------------------------------------------------
 $  11,150,000   BT Securities Corporation, 5.720%, dated 11/29/1996, due
                 12/2/1996                                                                      $   11,150,000
                 -----------------------------------------------------------------------------
     1,000,000   (e)Goldman Sachs Group, LP, 5.320%, dated 11/18/1996, due
                 12/18/1996                                                                          1,000,000
                 -----------------------------------------------------------------------------  --------------
                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                    12,150,000
                 -----------------------------------------------------------------------------  --------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $189,812,893)(F)                            $  200,235,951
                 -----------------------------------------------------------------------------  --------------


 (a) This security is subject to dollar roll transactions.

 (b) Non-income producing security.

 (c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $2,847,102 which represents 1.42% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.


 (e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit-worthiness of the issuer is downgraded.



 (f) The cost of investments for federal tax purposes amounts to $189,924,376. The net unrealized appreciation of investments on a federal tax basis amounts to $10,311,575 which is comprised of $11,494,947 appreciation and $1,183,372 depreciation at November 30, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($200,883,298) at November 30, 1996.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities

ADR--American Depositary Receipt


GDR--Global Depositary Receipt

LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company
SA--Support Agreement

TBA--To Be Announced



*MOBILEMEDIA COMMUNICATIONS

On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.



**MID-AMERICAN WASTE SYSTEMS, INC.

On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost: $189,812,893,
and tax cost: $189,924,376)                                                                          $ 200,235,951
---------------------------------------------------------------------------------------------------
Cash denominated in foreign securities (identified cost: $401)                                                 401
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,944,223
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            692,567
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 179,160
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           27,506
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       203,079,808
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $ 977,682
----------------------------------------------------------------------------------------
Payable for dollar roll transactions                                                        964,786
----------------------------------------------------------------------------------------
Payable to Bank                                                                              70,164
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  72,034
----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    6,501
----------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                 421
----------------------------------------------------------------------------------------
Accrued expenses                                                                            104,922
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                    2,196,510
---------------------------------------------------------------------------------------------------  -------------
Net Assets for 17,674,924 shares outstanding                                                         $ 200,883,298
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 186,775,845
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities
in foreign currency                                                                                     10,422,133
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions,
and futures contracts                                                                                    2,038,887
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      1,646,433
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 200,883,298
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
Institutional Shares: $156,635,110 / 13,779,534 shares outstanding                                          $11.37
---------------------------------------------------------------------------------------------------  -------------
Select Shares: $44,248,188 / 3,895,390 shares outstanding                                                   $11.36
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $26,172)                                                  $1,288,418
----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $50,073) (net of foreign taxes withheld of $9,097)             8,443,514
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       9,731,932
----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,264,932
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    155,001
-----------------------------------------------------------------------------------------
Custodian fees                                                                               112,653
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      93,029
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,242
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 14,622
-----------------------------------------------------------------------------------------
Legal fees                                                                                     4,053
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     90,982
-----------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                     262,062
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                               334,548
-----------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                       87,354
-----------------------------------------------------------------------------------------
Share registration costs                                                                      58,840
-----------------------------------------------------------------------------------------
Printing and postage                                                                          49,716
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,482
-----------------------------------------------------------------------------------------
Taxes                                                                                          2,684
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 18,146
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         2,557,346
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $(179,385)
------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                              (87,354)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                       (267,638)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (534,377)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   2,022,969
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      7,708,963
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                 2,283,641
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets and liabilities in
foreign currency, and futures contracts                                                                4,291,960
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments, foreign currency, and futures contracts           6,575,601
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $14,284,564
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED       YEAR ENDED
                                                                                   NOVEMBER 30,     NOVEMBER 30,
                                                                                       1996             1995
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $   7,708,963    $   4,047,273
--------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts ($2,127,966 and $2,295,469, net gains, respectively,
as computed for federal tax purposes)                                                  2,283,641        2,155,646
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency, and futures con-
tracts                                                                                 4,291,960        6,986,534
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from operations                                    14,284,564       13,189,453
--------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Shares                                                                (5,990,819)      (2,937,306)
--------------------------------------------------------------------------------
  Select Shares                                                                       (1,327,197)        (373,022)
--------------------------------------------------------------------------------
Distributions from net realized gains on investments, foreign currency transactions, and futures contracts
--------------------------------------------------------------------------------
  Institutional Shares                                                                (1,517,396)        --
--------------------------------------------------------------------------------
  Select Shares                                                                         (372,550)        --
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from distributions to shareholders                 (9,207,962)      (3,310,328)
--------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                         103,412,568       87,791,342
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                 5,072,213        1,555,355
--------------------------------------------------------------------------------
Cost of shares redeemed                                                              (41,180,003)     (18,214,182)
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from share transactions                            67,304,778       71,132,515
--------------------------------------------------------------------------------  ---------------  ---------------
         Change in net assets                                                         72,381,380       81,011,640
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                  128,501,918       47,490,278
--------------------------------------------------------------------------------  ---------------  ---------------
End of period (including undistributed net investment income of
$1,646,433 and $1,288,552, respectively)                                           $ 200,883,298    $ 128,501,918
--------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth And Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment company transactions. The following reclassifications have been made to the financial statements.

             INCREASE (DECREASE)
     ACCUMULATED
    NET REALIZED          UNDISTRIBUTED NET
      GAIN/LOSS           INVESTMENT INCOME
       $33,066                $(33,066)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred are being amortized over a period not to exceed five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1996, the Fund had realized gains of $376,628 on future contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                       IN                        UNREALIZED
                                SETTLEMENT       CONTRACTS TO       EXCHANGE     CONTRACTS      APPRECIATION
       CONTRACTS SOLD              DATE         DELIVER/RECEIVE        FOR       AT VALUE      (DEPRECIATION)
     Brazilian Real             12/02/1996             9,498        $   9,204    $   9,195        $       9
     New Zealand Dollar         12/03/1996            59,360           41,790       42,220             (430)
                                                     -------       -----------  -----------          ------
          Total                                       68,858           50,994       51,415             (421)
                                                     -------       -----------  -----------          ------


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                                                                                              ACQUISITION
     SECURITY                                                         ACQUISITION DATE            COST
     Abraxas Petroleum Corp.                                             11/05/1996            $   50,000
     Acer, Inc.                                                          07/19/1996                10,100
     Allied Waste , Sr. Sub. Note                                        11/25/1996                50,000
     Astor Corp., Sr. Sub. Note                                          10/02/1996                49,750
     Bayer Corp., Deb.                                              03/21/1996-04/17/1996         444,986
     Blue Bird Body Co.                                                  11/13/1996                49,848
     Bombay Suburban Electric Supply                                     02/29/1996                24,480
     Brooks Fiber Properties, Sr. Disc. Note                             11/01/1996                56,790
     Cheung Kong Infrastructure                                     07/11/1996-08/22/1996          29,944
     Chilectra S.A.                                                      02/28/1996                 5,428
     China Resources Bejing Land                                         11/05/1996                 2,621
     Clark Material, Sr. Note                                            11/22/1996                50,000
     Crompton Greaves Ltd.                                          07/01/1996-07/02/1996          29,758
     CS Wireless Systems, Inc.                                           02/16/1996                62,524
     Dade International, Inc., Sr. Sub. Note                        04/30/1996-05/17/1996          50,906
     Elevadores Atlas                                                    09/25/1996                20,494
     Euramax International Plc, Sr. Sub. Note                            09/18/1996                50,000
     First Nationwide Escrow, Sr. Sub. Note                              09/13/1996                50,625
     Freeport Terminal (Malta), Gtd. Global Note                         06/16/1994               284,100
     Grupo Financiero Bancomer, S.A. de C.V., Class B               11/06/1995-01/17/1996          16,067
     ICON Fitness Corp., Sr. Disc. Note                                  11/15/1996                25,573
     International Home Foods, Sr. Sub. Note                             10/29/1996                50,000
     Japan Tobacco,                                                 06/17/1996-08/01/1996          83,299
     Larsen & Toubro Ltd.,                                               06/05/1996                39,800
     Mahindra and Mahindra                                          01/22/1996-02/02/1996          19,450
     Outsourcing Solutions, Sr. Sub. Note                                10/31/1996                50,000
     Petersen Publishing, Sr. Sub. Note                                  11/20/1996                50,000
     Prime Succession Acq., Sr. Sub. Note                                08/13/1996                50,000
     Rayovac Corp., Sr. Sub. Note                                        10/17/1996                50,000
     Ryder TRS, Inc., Sr. Sub. Note                                      11/20/1996                50,000
     Sakura Finance (Bermuda), Conv. Pfd                                 09/12/1996                54,397
     Shanghai Industrial Holdings LTD                                    05/23/1996                21,867
     Statia Terminals, 1st Mtg. Note                                     11/22/1996                50,000
     Steel Authority of India                                       04/22/1996-04/23/1996          18,769
     Sumitomo Bank International, Conv. Bond                             06/06/1996                18,360
     Tokheim Corporation, Sr. Sub. Note                             08/16/1996-09/04/1996          50,813
     Westinghouse Electric Corp., PEPS, Series C                    09/27/1995-03/14/1996         357,463
     World Financial, Pass Thru Cert., Series 96 WFP-B                   11/18/1996               250,000
     NGC Corp.                                                           11/15/1996                31,545


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                YEAR ENDED                   YEAR ENDED
                                                               NOVEMBER 30,                 NOVEMBER 30,
                                                                   1996                         1995
INSTITUTIONAL SHARES                                      SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               7,128,986  $   78,333,565    6,226,565  $   65,821,031
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      334,449       3,648,682      122,850       1,277,967
------------------------------------------------------
Shares redeemed                                          (2,992,691)    (32,944,715)  (1,487,709)    (15,675,825)
------------------------------------------------------  -----------  --------------  -----------  --------------
  Net change resulting from Institutional share
  transactions                                            4,470,744  $   49,037,532    4,861,706  $   51,423,173
------------------------------------------------------  -----------  --------------  -----------  --------------


                                                                YEAR ENDED                   YEAR ENDED
                                                               NOVEMBER 30,                 NOVEMBER 30,
                                                                   1996                         1995
SELECT SHARES                                             SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               2,283,902  $   25,079,003    2,065,372  $   21,970,311
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      130,571       1,423,531       26,322         277,388
------------------------------------------------------
Shares redeemed                                            (747,832)     (8,235,288)    (238,977)     (2,538,357)
------------------------------------------------------  -----------  --------------  -----------  --------------
  Net change resulting from Select share transactions     1,666,641  $   18,267,246    1,852,717  $   19,709,342
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from share
     transactions                                         6,137,385  $   67,304,778    6,714,423  $   71,132,515
------------------------------------------------------  -----------  --------------  -----------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., (the "Sub-Adviser"), the Sub-Adiver receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $86,568 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,569 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

PURCHASES                                                                                           $  305,392,876
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  241,526,559
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

                    INDUSTRY                          % OF NET ASSETS
Aerospace & Military Technology                                0.2%
Agency                                                         1.2
Automotive                                                     0.3
Banking                                                        1.5
Basic Industry                                                 1.1
Beverage & Tobacco                                             0.3
Broadcast Radio & T.V.                                         0.2
Broadcasting & Publishing                                      0.3
Building Materials & Construction                              0.1
Businesss & Public Services                                    0.1
Business Equipment & Services                                  0.1
Cable Television                                               0.5
Chemicals & Plastics                                           0.6
Clothing & Textiles                                            0.0
Construction & Housing                                         0.2
Consumer Durables                                              0.7
Consumer Non-Durables                                          2.0
Consumer Products                                              0.1
Container & Glass Products                                     0.1
Cosmetics & Toiletries                                         0.0
Data Processing & Reproduction                                 0.0
Ecological Services & Equipment                                0.2
Electric Utilities: West                                       5.8%
Electronics                                                    0.8
Energy Equipment & Services                                    0.0
Energy Minerals                                                1.7
Energy Sources                                                 0.1
Financial                                                      8.6
Financial Intermediaries                                       1.4
Financial Services                                             0.2
Food & Drug Retailers                                          0.2
Food & Household Products                                      0.2
Food Products                                                  0.1
Forest Products                                                0.1
Forest Products & Paper                                        0.1
Government Agency                                             19.8
Health & Personal Care                                         0.3
Healthcare                                                     2.0
Hotels, Motels, Inns & Casinos                                 0.0
Industrial Components                                          0.0
Industrial Products & Equipment                                0.3
Insurance                                                      0.8
Leisure & Entertainment                                        0.1
Leisure & Tourism                                              0.2
Machinery & Equipment                                          0.5
Manufacturing                                                  0.1
Merchandising                                                  0.2
Metals & Mining                                                0.3
Metals--Non-Ferrous                                            0.1
Metals--Steel                                                  0.0
Mining                                                         0.0
Miscellaneous Materials & Commodities                          0.1
Multi-Industry                                                 0.2
Natural Gas Distribution                                       0.7
Oil/Gas Transmission                                           1.6
Pharmaceutical                                                 0.1
Printing & Publishing                                          0.3
Producer Manufacturing                                         1.0
Real Estate                                                    0.4
Recreation, Other Consumer Goods                               0.2
Retail Trade                                                   0.9
Services                                                       1.3%
Sovereign Government                                           4.5
State/Provincial                                               0.2
Steel                                                          0.1
Supranational                                                  0.2
Surface Transportation                                         0.1
Tabacco                                                        0.0
Technology                                                     1.7
Telecommunications                                             0.2
Telecommunications & Cellular                                  0.2
Transportation                                                 0.3
Treasury Securities                                           29.1
Utilities                                                      2.4
Wholesale & International Trade                                0.0



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Growth and Income Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Growth and Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth and Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997


APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Growth and Income Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global Research                              175 Water Street
                    Corp.                                                  New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



                       THIS PAGE INTENTIONALLY LEFT BLANK





                                            FEDERATED MANAGED
                                            GROWTH AND INCOME FUND
                                            INSTITUTIONAL SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio
                                            of Managed Series Trust,
                                            an Open-End Management
                                            Investment Company

                                            Prospectus dated January 31, 1997


[LOGO OF FEDERATED INVESTORS]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
[RECYCLED PAPER LOGO]


       Cusip 56166K305
             3122007A-IS (1/97)


FEDERATED MANAGED GROWTH AND INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES
PROSPECTUS

The Select Shares of Federated Managed Growth and Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek current income and capital appreciation. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value.

THE SELECT SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SELECT SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997



TABLE OF CONTENTS


--------------------------------------------------------------------------------



SUMMARY OF FUND EXPENSES                                                       1


------------------------------------------------------



FINANCIAL HIGHLIGHTS--SELECT SHARES                                            2


------------------------------------------------------



GENERAL INFORMATION                                                            3


------------------------------------------------------



INVESTMENT INFORMATION                                                         3


------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Investment Limitations                                                      15



TRUST INFORMATION                                                             15


------------------------------------------------------


  Management of the Trust                                                     15


  Distribution of Select Shares                                               19


  Administration of the Fund                                                  20


  Brokerage Transactions                                                      20



NET ASSET VALUE                                                               21


------------------------------------------------------



INVESTING IN SELECT SHARES                                                    21


------------------------------------------------------


  Share Purchases                                                             21


  Minimum Investment Required                                                 22


  What Shares Cost                                                            22


  Systematic Investment Program                                               22


  Certificates and Confirmations                                              22


  Dividends                                                                   22


  Capital Gains                                                               23



REDEEMING SELECT SHARES                                                       23


------------------------------------------------------


  Through a Financial Institution                                             23


  Telephone Redemption                                                        23


  Written Requests                                                            24


  Systematic Withdrawal Program                                               24


  Accounts with Low Balances                                                  24



SHAREHOLDER INFORMATION                                                       25


------------------------------------------------------


  Voting Rights                                                               25



TAX INFORMATION                                                               25


------------------------------------------------------


  Federal Income Tax                                                          25


  State and Local Taxes                                                       25



PERFORMANCE INFORMATION                                                       25


------------------------------------------------------



OTHER CLASSES OF SHARES                                                       26


------------------------------------------------------



FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    27


------------------------------------------------------



FINANCIAL STATEMENTS                                                          28


------------------------------------------------------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      83


------------------------------------------------------



APPENDIX                                                                      84


------------------------------------------------------



ADDRESSES                                                                     87


------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                          SELECT SHARES
                                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)......................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)...................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).........................................       None
Exchange Fee...............................................................................................       None
                                                    ANNUAL OPERATING EXPENSES
                                             (As a percentage of average net assets)
Management Fee (after waiver) (1)..........................................................................       0.64%
12b-1 Fee (after waiver) (2)...............................................................................       0.50%
Total Other Expenses.......................................................................................       0.61%
     Shareholder Services Fee...................................................................       0.25%
          Total Operating Expenses (3).....................................................................       1.75%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.75%.

(3) The total operating expenses would have been 2.11% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Select Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Select Shares" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $18        $55        $95        $206


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 83.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   11.12  $    9.83   $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.43       0.37        0.21
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments, foreign currency, and
  futures contracts                                                                    0.41       1.34       (0.25)
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                     0.84       1.71       (0.04)
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.44)     (0.42)      (0.13)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                        (0.16)    --          --
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                 (0.60)     (0.42)      (0.13)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   11.36  $   11.12   $    9.83
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                       7.92%     17.76%      (0.40%)
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.75%      1.75%       1.64%*
--------------------------------------------------------------------------------
  Net investment income                                                                4.02%      4.37%       4.33%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.36%      0.55%       0.84%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $44,248    $24,787      $3,697
--------------------------------------------------------------------------------
  Average Commission rate paid                                                      $0.0043
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    154%       157%        132%
--------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares.

Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek current income and capital appreciation. The Fund will attempt to minimize investment risk by allocating its assets across various stock and bond categories. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70 percent of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The Fund will invest between 30 and 50 percent of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks, and equity reserves.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                                RANGE
BONDS                                        50-70%
U.S. Treasury Securities                      0-70%
Mortgage-Backed Securities                    0-35%
Investment-Grade Corporate Bonds              0-35%
High Yield Corporate Bonds                   0-7.5%
Foreign Bonds                                0-7.5%
EQUITIES                                     30-50%
Large Company Stocks                          0-50%
Utility Stocks                                0-20%
Small Company Stocks                         0-7.5%
Foreign Stocks                               0-7.5%
Equity Reserves                               0-15%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than three nor more than five years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 70 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 35 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 35 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 7.5 percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 7.5 percent of its total assets in foreign bonds.


EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 50 percent of its total assets in large company stocks.

     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 20 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 7.5 percent of its total assets in small company stocks.

         INVESTMENT RISKS. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar-denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 7.5 percent of its total assets in foreign stocks.


     EQUITY RESERVES. When the adviser believes that a temporary defensive position is desirable, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 15 percent of its total assets in equity reserves.

ACCEPTABLE INVESTMENTS

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


        direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



        notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



        notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



        notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 21% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional

Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. Prior to September 1995, the Sub-Adviser had not served as an investment adviser to mutual funds.

The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.


     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.

     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.

     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF SELECT SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of
 .75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE         NET ASSETS OF THE FEDERATED FUNDS
         .15%                    on the first $250 million
         .125%                   on the next $250 million
         .10%                    on the next $250 million
         .075%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the

Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
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The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN SELECT SHARES
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SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Growth and Income Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Growth and Income Fund--Select Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SELECT SHARES
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The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.  Shares may be redeemed in any amount by mailing a
                          -
written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Select Shares and Institutional Shares.

From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Select Shares performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares are distributed without a 12b-1 Plan but are subject to shareholder services fees.

Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class.


To obtain more information and a prospectus for Institutional Shares, investors may call
1-800-341-7400.


FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 83.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   11.14  $    9.85   $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.50       0.50        0.25
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.41       1.28       (0.25)
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                     0.91       1.78        0.00
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.52)     (0.49)      (0.15)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and future contracts                                                  (0.16)    --          --
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                 (0.68)     (0.49)      (0.15)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   11.37  $   11.14   $    9.85
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                       8.54%     18.51%       0.02%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.05%      1.00%       0.88%*
--------------------------------------------------------------------------------
  Net investment income                                                                4.72%      5.10%       5.07%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.31%      0.55%       0.59%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $156,635   $103,715     $43,793
--------------------------------------------------------------------------------
  Average commission rate paid                                                      $0.0043
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    154%       157%        132%
--------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--29.8%
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--13.3%
                 -----------------------------------------------------------------------------
                 BASIC INDUSTRY--0.9%
                 -----------------------------------------------------------------------------
        16,800   Allegheny Teledyne, Inc.                                                       $      392,700
                 -----------------------------------------------------------------------------
         5,500   Betz Laboratories, Inc.                                                               318,313
                 -----------------------------------------------------------------------------
         3,000   Du Pont (E.I.) de Nemours & Co.                                                       282,750
                 -----------------------------------------------------------------------------
         5,400   Great Lakes Chemical Corp.                                                            289,575
                 -----------------------------------------------------------------------------
        25,800   LTV Corporation                                                                       277,350
                 -----------------------------------------------------------------------------
         7,700   Morton International, Inc.                                                            310,888
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,871,576
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER DURABLES--0.5%
                 -----------------------------------------------------------------------------
         7,300   General Motors Corp., Class H                                                         397,850
                 -----------------------------------------------------------------------------
         4,000   General Motors Corp.                                                                  230,500
                 -----------------------------------------------------------------------------
         5,200   Martin Marietta Materials                                                             122,200
                 -----------------------------------------------------------------------------
        12,000   Rubbermaid, Inc.                                                                      288,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,038,550
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER NON-DURABLES--1.8%
                 -----------------------------------------------------------------------------
         4,900   Avon Products, Inc.                                                                   273,175
                 -----------------------------------------------------------------------------
         3,300   CPC International, Inc.                                                               274,725
                 -----------------------------------------------------------------------------
         5,500   Dole Food, Inc., ACES, $2.7475                                                        219,313
                 -----------------------------------------------------------------------------
         4,800   Heinz (H.J.) Co.                                                                      181,800
                 -----------------------------------------------------------------------------
        18,000   IBP, Inc.                                                                             445,500
                 -----------------------------------------------------------------------------
         3,300   Kimberly-Clark Corp.                                                                  322,575
                 -----------------------------------------------------------------------------
         7,100   Philip Morris Cos., Inc.                                                              732,188
                 -----------------------------------------------------------------------------
         5,900   Tambrands, Inc.                                                                       252,225
                 -----------------------------------------------------------------------------
         4,000   Unilever N.V.                                                                         692,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 CONSUMER NON-DURABLES--CONTINUED
                 -----------------------------------------------------------------------------
         4,100   V.F. Corp.                                                                     $      278,288
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,672,289
                 -----------------------------------------------------------------------------  --------------
                 ENERGY MINERALS--1.6%
                 -----------------------------------------------------------------------------
         8,200   Baker Hughes, Inc.                                                                    300,325
                 -----------------------------------------------------------------------------
         6,700   Chevron Corp.                                                                         448,900
                 -----------------------------------------------------------------------------
         4,200   Exxon Corp.                                                                           397,425
                 -----------------------------------------------------------------------------
        12,200   Occidental Petroleum Corp.                                                            292,800
                 -----------------------------------------------------------------------------
         1,500   Royal Dutch Petroleum Co.                                                             254,813
                 -----------------------------------------------------------------------------
         4,700   Texaco, Inc.                                                                          465,888
                 -----------------------------------------------------------------------------
        16,900   USX-Marathon Group                                                                    386,588
                 -----------------------------------------------------------------------------
        12,194   Union Pacific Resources Group, Inc.                                                   364,296
                 -----------------------------------------------------------------------------
         4,100   (b)Western Atlas, Inc.                                                                289,050
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,200,085
                 -----------------------------------------------------------------------------  --------------
                 FINANCE--2.0%
                 -----------------------------------------------------------------------------
         7,530   Allstate Corp.                                                                        453,683
                 -----------------------------------------------------------------------------
         4,500   CIGNA Corp.                                                                           636,188
                 -----------------------------------------------------------------------------
         4,600   Chase Manhattan Corp.                                                                 434,700
                 -----------------------------------------------------------------------------
         3,000   Citicorp                                                                              327,750
                 -----------------------------------------------------------------------------
         3,900   Dean Witter, Discover & Co.                                                           266,663
                 -----------------------------------------------------------------------------
        11,600   Federal National Mortgage Association                                                 478,500
                 -----------------------------------------------------------------------------
         5,200   Marsh & McLennan Cos., Inc.                                                           589,550
                 -----------------------------------------------------------------------------
         6,300   National City Corp.                                                                   292,163
                 -----------------------------------------------------------------------------
         5,500   Providian Corp.                                                                       294,250
                 -----------------------------------------------------------------------------
         6,666   Travelers Group, Inc.                                                                 299,970
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               4,073,417
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 HEALTH CARE--1.6%
                 -----------------------------------------------------------------------------
         7,300   Abbott Laboratories                                                            $      406,975
                 -----------------------------------------------------------------------------
         6,500   (b)American Home Products Corp.                                                       417,625
                 -----------------------------------------------------------------------------
         9,700   Bard (C.R.), Inc.                                                                     271,600
                 -----------------------------------------------------------------------------
        13,600   (b)Biomet, Inc.                                                                       224,400
                 -----------------------------------------------------------------------------
         4,500   Bristol-Myers Squibb Co.                                                              511,875
                 -----------------------------------------------------------------------------
         6,450   Columbia/HCA Healthcare Corp.                                                         258,000
                 -----------------------------------------------------------------------------
        16,800   (b)Healthsource, Inc.                                                                 189,000
                 -----------------------------------------------------------------------------
         3,800   Merck & Co., Inc.                                                                     315,400
                 -----------------------------------------------------------------------------
         3,900   Smithkline Beecham, ADR                                                               268,613
                 -----------------------------------------------------------------------------
         7,200   United Healthcare Corp.                                                               310,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,173,988
                 -----------------------------------------------------------------------------  --------------
                 PRODUCER MANUFACTURING--0.9%
                 -----------------------------------------------------------------------------
         3,500   (b)FMC Corp.                                                                          270,375
                 -----------------------------------------------------------------------------
         3,600   General Electric Co.                                                                  374,400
                 -----------------------------------------------------------------------------
         2,800   Loews Corp.                                                                           259,700
                 -----------------------------------------------------------------------------
         5,300   Textron, Inc.                                                                         505,488
                 -----------------------------------------------------------------------------
        21,900   (c)Westinghouse Electric Corp., PEPS, Series C, $1.30                                 374,359
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,784,322
                 -----------------------------------------------------------------------------  --------------
                 RETAIL TRADE--0.7%
                 -----------------------------------------------------------------------------
         9,500   Dayton-Hudson Corp.                                                                   369,313
                 -----------------------------------------------------------------------------
         9,300   Sears, Roebuck & Co.                                                                  462,675
                 -----------------------------------------------------------------------------
        19,300   Wal-Mart Stores, Inc.                                                                 492,150
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,324,138
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.5%
                 -----------------------------------------------------------------------------
        10,000   Block (H&R), Inc.                                                                     292,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 SERVICES--CONTINUED
                 -----------------------------------------------------------------------------
        15,300   Browning-Ferris Industries, Inc.                                               $      411,188
                 -----------------------------------------------------------------------------
         4,400   Gannett Co., Inc.                                                                     345,400
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,049,088
                 -----------------------------------------------------------------------------  --------------
                 TECHNOLOGY--1.1%
                 -----------------------------------------------------------------------------
         7,000   (b)Analog Devices, Inc.                                                               224,875
                 -----------------------------------------------------------------------------
         8,500   Electronic Data Systems Corp.                                                         411,188
                 -----------------------------------------------------------------------------
         3,000   Intel Corp.                                                                           380,625
                 -----------------------------------------------------------------------------
         1,000   International Business Machines Corp.                                                 159,375
                 -----------------------------------------------------------------------------
         2,379   Lockheed Martin Corp.                                                                 215,597
                 -----------------------------------------------------------------------------
         2,500   Lucent Technologies, Inc.                                                             128,125
                 -----------------------------------------------------------------------------
         4,600   Raytheon Co.                                                                          235,175
                 -----------------------------------------------------------------------------
         6,100   (b)Rockwell International Corp.                                                       391,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,146,885
                 -----------------------------------------------------------------------------  --------------
                 TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
         7,500   (b)KLM Royal Dutch Airlines                                                           195,938
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--1.6%
                 -----------------------------------------------------------------------------
         7,800   AT&T Corp.                                                                            306,150
                 -----------------------------------------------------------------------------
         7,900   CMS Energy Corp.                                                                      256,750
                 -----------------------------------------------------------------------------
         5,400   (b)Columbia Gas System, Inc.                                                          348,975
                 -----------------------------------------------------------------------------
         8,200   Enron Corp.                                                                           375,150
                 -----------------------------------------------------------------------------
         5,500   FPL Group, Inc.                                                                       253,688
                 -----------------------------------------------------------------------------
         7,800   GTE Corp.                                                                             350,025
                 -----------------------------------------------------------------------------
        20,500   MCI Communications Corp.                                                              625,250
                 -----------------------------------------------------------------------------
        10,800   Pacific Gas & Electric Co.                                                            260,550
                 -----------------------------------------------------------------------------
        10,400   Southern Co.                                                                          231,400
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 UTILITIES--CONTINUED
                 -----------------------------------------------------------------------------
         9,300   TECO Energy, Inc.                                                              $      226,688
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,234,626
                 -----------------------------------------------------------------------------  --------------
                 TOTAL LARGE COMPANY                                                                26,764,902
                 -----------------------------------------------------------------------------  --------------
                 SMALL COMPANY--3.1%
                 -----------------------------------------------------------------------------
                 BASIC INDUSTRY--0.2%
                 -----------------------------------------------------------------------------
         4,200   (b)Chirex, Inc.                                                                        45,150
                 -----------------------------------------------------------------------------
         1,400   Donaldson Company, Inc.                                                                42,700
                 -----------------------------------------------------------------------------
         1,500   (b)Fibreboard Corp.                                                                    51,938
                 -----------------------------------------------------------------------------
         3,300   (b)Royal Plastics Group Ltd.                                                           59,400
                 -----------------------------------------------------------------------------
         4,900   Spartech Corp.                                                                         52,063
                 -----------------------------------------------------------------------------
         4,700   (b)Synthetech, Inc.                                                                    38,775
                 -----------------------------------------------------------------------------
           800   Texas Industries, Inc.                                                                 45,500
                 -----------------------------------------------------------------------------
         1,700   (b)Titanium Metals Corp.                                                               56,950
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 392,476
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER DURABLES--0.2%
                 -----------------------------------------------------------------------------
         3,100   Action Performance Companies, Inc.                                                     53,088
                 -----------------------------------------------------------------------------
           900   Carlisle Cos., Inc.                                                                    51,750
                 -----------------------------------------------------------------------------
         2,500   Cavalier Homes, Inc.                                                                   28,125
                 -----------------------------------------------------------------------------
         2,400   (b)Champion Enterprises, Inc.                                                          50,100
                 -----------------------------------------------------------------------------
         2,000   Coachmen Industries, Inc.                                                              51,000
                 -----------------------------------------------------------------------------
         2,700   (b)Equity Marketing, Inc.                                                              62,100
                 -----------------------------------------------------------------------------
         1,000   (b)K2, Inc.                                                                            26,000
                 -----------------------------------------------------------------------------
         1,800   Lewis Galoob Toys, Inc.                                                                52,425
                 -----------------------------------------------------------------------------
         2,400   Norwood Promotional Products                                                           38,700
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 CONSUMER DURABLES--CONTINUED
                 -----------------------------------------------------------------------------
         1,000   Wynns International, Inc.                                                      $       29,125
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 442,413
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER NON-DURABLES--0.1%
                 -----------------------------------------------------------------------------
         2,700   (b)Helen of Troy Ltd.                                                                  58,050
                 -----------------------------------------------------------------------------
         5,000   (b)Morningstar Group, Inc.                                                             86,250
                 -----------------------------------------------------------------------------
         1,100   (b)Mossimo, Inc.                                                                       16,638
                 -----------------------------------------------------------------------------
         1,100   Natures Sunshine Products, Inc.                                                        22,275
                 -----------------------------------------------------------------------------
         3,200   (b)Sport-Haley Inc.                                                                    47,200
                 -----------------------------------------------------------------------------
         1,700   Worthington Foods, Inc.                                                                43,350
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 273,763
                 -----------------------------------------------------------------------------  --------------
                 ENERGY MINERALS--0.1%
                 -----------------------------------------------------------------------------
         1,700   (b)Belden & Blake Corp.                                                                42,925
                 -----------------------------------------------------------------------------
           900   (b)Cliffs Drilling Co.                                                                 46,800
                 -----------------------------------------------------------------------------
           900   (b)Energy Ventures, Inc.                                                               44,213
                 -----------------------------------------------------------------------------
         3,100   (b)Key Production Co.                                                                  39,138
                 -----------------------------------------------------------------------------
         2,700   Lomak Petroleum, Inc.                                                                  44,213
                 -----------------------------------------------------------------------------
         2,300   (b)Pool Energy Services Co.                                                            33,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 251,214
                 -----------------------------------------------------------------------------  --------------
                 FINANCE--0.5%
                 -----------------------------------------------------------------------------
         2,200   (b)ACC Consumer Finance Corp.                                                          20,075
                 -----------------------------------------------------------------------------
         1,400   Aames Financial Corp                                                                   60,025
                 -----------------------------------------------------------------------------
           800   CMAC Investment Corp.                                                                  61,000
                 -----------------------------------------------------------------------------
         1,200   Capital Re Corp.                                                                       46,050
                 -----------------------------------------------------------------------------
         4,100   Commonwealth Bancorp                                                                   59,450
                 -----------------------------------------------------------------------------
         4,000   (b)Consumer Portfolio Services                                                         51,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 FINANCE--CONTINUED
                 -----------------------------------------------------------------------------
         1,800   (b)Delphi Financial Group, Inc., Class A                                       $       50,850
                 -----------------------------------------------------------------------------
         1,300   (b)Delta Financial Corp.                                                               29,738
                 -----------------------------------------------------------------------------
         1,500   Donegal Group, Inc.                                                                    29,063
                 -----------------------------------------------------------------------------
         2,000   (b)Electro Rent Corp.                                                                  48,000
                 -----------------------------------------------------------------------------
         2,500   (b)Everen Capital Corp.                                                                56,250
                 -----------------------------------------------------------------------------
         1,700   Executive Risk, Inc.                                                                   68,000
                 -----------------------------------------------------------------------------
         1,700   (b)First Merchants Acceptance Corp.                                                    35,700
                 -----------------------------------------------------------------------------
         1,300   Frontier Insurance Group, Inc.                                                         49,725
                 -----------------------------------------------------------------------------
         1,000   (b)Insignia Financial Group, Inc., Class A                                             22,750
                 -----------------------------------------------------------------------------
           200   (b)Markel Corp.                                                                        17,000
                 -----------------------------------------------------------------------------
         1,700   Penn-America Group, Inc.                                                               26,988
                 -----------------------------------------------------------------------------
         3,200   (b)Southern Pacific Funding                                                           101,600
                 -----------------------------------------------------------------------------
         2,000   (b)UICI                                                                                56,000
                 -----------------------------------------------------------------------------
         1,800   Vesta Insurance Group, Inc.                                                            58,050
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 947,814
                 -----------------------------------------------------------------------------  --------------
                 HEALTH CARE--0.3%
                 -----------------------------------------------------------------------------
         2,100   (b)American HomePatient, Inc.                                                          48,563
                 -----------------------------------------------------------------------------
         1,770   (b)Bio Rad Laboratories, Inc., Class A                                                 52,879
                 -----------------------------------------------------------------------------
         3,500   (b)Biosource International, Inc.                                                       24,719
                 -----------------------------------------------------------------------------
         1,700   Chad Therapeutics Inc.                                                                 26,775
                 -----------------------------------------------------------------------------
         2,300   (b)Curative Technologies, Inc.                                                         59,800
                 -----------------------------------------------------------------------------
         5,700   (b)Diagnostic Health Services, Inc.                                                    39,900
                 -----------------------------------------------------------------------------
         1,500   (b)Geltex Pharmaceuticals, Inc.                                                        26,813
                 -----------------------------------------------------------------------------
         1,800   (b)Genesis Health Ventures, Inc.                                                       50,175
                 -----------------------------------------------------------------------------
           700   (b)Medicis Pharmaceutical Corp., Class A                                               30,713
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 HEALTH CARE--CONTINUED
                 -----------------------------------------------------------------------------
         3,300   (b)OrthoLogic Corp.                                                            $       20,213
                 -----------------------------------------------------------------------------
         4,100   (b)Physician Computer Network, Inc.                                                    33,825
                 -----------------------------------------------------------------------------
         3,700   (b)Prime Medical Services                                                              43,013
                 -----------------------------------------------------------------------------
         3,200   (b)Rotech Medical Corp.                                                                54,400
                 -----------------------------------------------------------------------------
           900   (b)Safeskin Corp.                                                                      46,575
                 -----------------------------------------------------------------------------
         1,400   (b)Sierra Health Services, Inc.                                                        34,475
                 -----------------------------------------------------------------------------
         1,700   (b)Universal Health Services, Inc., Class B                                            48,025
                 -----------------------------------------------------------------------------
         2,000   (b)UroCor, Inc.                                                                        19,250
                 -----------------------------------------------------------------------------
         2,600   (b)Veterinary Centers of America                                                       27,625
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 687,738
                 -----------------------------------------------------------------------------  --------------
                 PRODUCER MANUFACTURING--0.1%
                 -----------------------------------------------------------------------------
         1,200   (b)Cable Design Technologies, Class A                                                  35,100
                 -----------------------------------------------------------------------------
         2,200   (b)Maverick Tube Corp.                                                                 34,925
                 -----------------------------------------------------------------------------
         1,580   (b)NCI Building System, Inc.                                                           45,425
                 -----------------------------------------------------------------------------
         1,300   (b)Reliance Steel & Aluminum Co.                                                       48,750
                 -----------------------------------------------------------------------------
         1,400   (b)Sinter Metals, Inc.                                                                 35,000
                 -----------------------------------------------------------------------------
         1,800   (b)US Office Products Co.                                                              55,800
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 255,000
                 -----------------------------------------------------------------------------  --------------
                 RETAIL TRADE--0.3%
                 -----------------------------------------------------------------------------
         2,500   (b)Amrion, Inc.                                                                        57,188
                 -----------------------------------------------------------------------------
         1,580   (b)MSC Industrial Direct Co.                                                           59,053
                 -----------------------------------------------------------------------------
         2,600   (b)Microage, Inc.                                                                      58,825
                 -----------------------------------------------------------------------------
         2,100   (b)Pacific Sunwear of California                                                       56,700
                 -----------------------------------------------------------------------------
         3,500   (b)Paul Harris Stores, Inc.                                                            63,875
                 -----------------------------------------------------------------------------
         2,000   (b)Pomeroy Computer Resources                                                          54,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 RETAIL TRADE--CONTINUED
                 -----------------------------------------------------------------------------
         1,400   (b)Regis Corp. Minnesota                                                       $       35,000
                 -----------------------------------------------------------------------------
         1,700   Riser Foods, Inc.                                                                      51,850
                 -----------------------------------------------------------------------------
         1,600   (b)Stein Mart, Inc.                                                                    30,600
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 467,841
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.4%
                 -----------------------------------------------------------------------------
         2,900   (b)ATC Communications, Inc.                                                            44,588
                 -----------------------------------------------------------------------------
         1,000   American List Corp.                                                                    29,500
                 -----------------------------------------------------------------------------
         1,700   (b)BARRA, Inc.                                                                         44,200
                 -----------------------------------------------------------------------------
         1,700   (b)CDI Corp.                                                                           49,513
                 -----------------------------------------------------------------------------
           700   (b)Caribiner International, Inc.                                                       30,888
                 -----------------------------------------------------------------------------
           800   (b)Catalina Marketing Corp.                                                            40,800
                 -----------------------------------------------------------------------------
         2,000   (b)Consolidated Graphics, Inc.                                                         91,000
                 -----------------------------------------------------------------------------
         3,000   Employee Solutions, Inc.                                                               55,500
                 -----------------------------------------------------------------------------
         2,900   FactSet Research Systems                                                               68,150
                 -----------------------------------------------------------------------------
         2,500   HA-LO Industries, Inc.                                                                 96,250
                 -----------------------------------------------------------------------------
         2,800   (b)National Education Corp.                                                            39,550
                 -----------------------------------------------------------------------------
         1,400   (b)Newpark Resources, Inc.                                                             49,000
                 -----------------------------------------------------------------------------
         1,800   (b)Personnel Group of America, Inc.                                                    40,725
                 -----------------------------------------------------------------------------
         1,200   (b)Premier Parks, Inc.                                                                 38,550
                 -----------------------------------------------------------------------------
         2,600   (b)Prepaid Legal Services, Inc.                                                        36,075
                 -----------------------------------------------------------------------------
         2,400   (b)Right Management Consultants                                                        46,500
                 -----------------------------------------------------------------------------
           500   (b)Univision Communications, Inc., Class A                                             19,875
                 -----------------------------------------------------------------------------
           600   (b)Volt Information Science, Inc.                                                      21,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 841,664
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 TECHNOLOGY--0.7%
                 -----------------------------------------------------------------------------
         3,700   (b)Alphanet Solutions, Inc.                                                    $       45,325
                 -----------------------------------------------------------------------------
         5,100   (b)Award Software International, Inc.                                                  45,900
                 -----------------------------------------------------------------------------
         1,400   (b)Burr Brown Corp.                                                                    36,400
                 -----------------------------------------------------------------------------
           800   (b)Claremont Technology Group                                                          19,600
                 -----------------------------------------------------------------------------
         3,000   (b)Cognex Corp.                                                                        59,250
                 -----------------------------------------------------------------------------
         1,500   Computer Task Group, Inc.                                                              62,813
                 -----------------------------------------------------------------------------
         3,400   (b)Digital Systems Int., Inc.                                                          52,275
                 -----------------------------------------------------------------------------
         1,600   (b)Ducommun, Inc.                                                                      35,400
                 -----------------------------------------------------------------------------
         1,000   (b)Dupont Photomasks, Inc.                                                             41,500
                 -----------------------------------------------------------------------------
         3,200   (b)EIS International, Inc.                                                             28,000
                 -----------------------------------------------------------------------------
         3,000   (b)ESS Technology, Inc.                                                                59,250
                 -----------------------------------------------------------------------------
         2,000   (b)Elexsys International, Inc.                                                         33,250
                 -----------------------------------------------------------------------------
         1,100   (b)IA Corporation I                                                                     6,188
                 -----------------------------------------------------------------------------
         3,200   (b)II-VI, Inc.                                                                         84,400
                 -----------------------------------------------------------------------------
         2,300   Innovex, Inc.                                                                          93,438
                 -----------------------------------------------------------------------------
         1,800   (b)Integrated Measurement Systems, Inc.                                                31,950
                 -----------------------------------------------------------------------------
         2,300   (b)Intervoice, Inc.                                                                    29,038
                 -----------------------------------------------------------------------------
         1,400   (b)Perceptron, Inc.                                                                    48,475
                 -----------------------------------------------------------------------------
         2,000   (b)Photronic Labs, Inc.                                                                63,000
                 -----------------------------------------------------------------------------
         3,900   (b)Raster Graphics Inc.                                                                40,950
                 -----------------------------------------------------------------------------
         2,300   (b)Sandisk Corp.                                                                       31,625
                 -----------------------------------------------------------------------------
         4,000   (b)StorMedia, Inc.                                                                     51,000
                 -----------------------------------------------------------------------------
         2,300   (b)Stratasys, Inc.                                                                     38,238
                 -----------------------------------------------------------------------------
         1,000   (b)Supertex, Inc.                                                                      19,000
                 -----------------------------------------------------------------------------
         2,000   (b)Tollgrade Communications, Inc.                                                      48,500
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 SMALL COMPANY--CONTINUED
                 -----------------------------------------------------------------------------
                 TECHNOLOGY--CONTINUED
                 -----------------------------------------------------------------------------
         1,700   (b)Tracor, Inc.                                                                $       37,400
                 -----------------------------------------------------------------------------
         2,000   (b)Trident International, Inc.                                                         39,500
                 -----------------------------------------------------------------------------
         3,900   (b)Trusted Information Systems                                                         46,800
                 -----------------------------------------------------------------------------
         1,400   (b)USCS International, Inc.                                                            23,450
                 -----------------------------------------------------------------------------
         2,500   (b)Voxware, Inc.                                                                       19,375
                 -----------------------------------------------------------------------------
         1,000   Wyle Labs                                                                              36,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,307,290
                 -----------------------------------------------------------------------------  --------------
                 TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
         1,300   Airlines Express International Corp.                                                   42,494
                 -----------------------------------------------------------------------------
           900   (b)Alaska Air Group, Inc.                                                              21,713
                 -----------------------------------------------------------------------------
           800   Expeditors International Washington, Inc.                                              35,600
                 -----------------------------------------------------------------------------
         1,800   USFreightways Corp.                                                                    46,688
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 146,495
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.1%
                 -----------------------------------------------------------------------------
         1,200   (b)Atlantic Telephone Network, Inc.                                                    22,650
                 -----------------------------------------------------------------------------
           500   (b)Columbia Gas System, Inc.                                                           32,313
                 -----------------------------------------------------------------------------
         1,100   Leviathan Gas Pipe Line, Inc.                                                          50,050
                 -----------------------------------------------------------------------------
         1,700   (c)NGC Corp.                                                                           36,975
                 -----------------------------------------------------------------------------
         1,200   TNP Enterprises, Inc.                                                                  30,600
                 -----------------------------------------------------------------------------
         1,100   Trescomm International, Inc.                                                           11,413
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 184,001
                 -----------------------------------------------------------------------------  --------------
                 TOTAL SMALL COMPANY                                                                 6,197,709
                 -----------------------------------------------------------------------------  --------------
                 UTILITY STOCKS--7.6%
                 -----------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--1.9%
                 -----------------------------------------------------------------------------
        24,300   CMS Energy Corp.                                                                      789,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 -----------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--CONTINUED
                 -----------------------------------------------------------------------------
        23,821   Cinergy Corp.                                                                  $      798,004
                 -----------------------------------------------------------------------------
        31,900   DPL, Inc.                                                                             777,563
                 -----------------------------------------------------------------------------
        28,000   Illinova Corp.                                                                        742,000
                 -----------------------------------------------------------------------------
        20,600   NIPSCO Industries, Inc.                                                               798,250
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,905,567
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: EAST--1.1%
                 -----------------------------------------------------------------------------
        26,100   DQE, Inc.                                                                             769,950
                 -----------------------------------------------------------------------------
        23,900   GPU, Inc.                                                                             803,638
                 -----------------------------------------------------------------------------
        30,400   Peco Energy Co.                                                                       775,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,348,788
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: SOUTH--1.9%
                 -----------------------------------------------------------------------------
        15,900   Duke Power Co.                                                                        737,363
                 -----------------------------------------------------------------------------
        17,200   FPL Group, Inc.                                                                       793,350
                 -----------------------------------------------------------------------------
        33,300   Southern Co.                                                                          740,925
                 -----------------------------------------------------------------------------
        31,200   TECO Energy, Inc.                                                                     760,500
                 -----------------------------------------------------------------------------
        18,500   Texas Utilities Co.                                                                   730,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,762,888
                 -----------------------------------------------------------------------------  --------------
                 ELECTRIC UTILITIES: WEST--0.8%
                 -----------------------------------------------------------------------------
        36,200   Pacificorp                                                                            760,200
                 -----------------------------------------------------------------------------
        24,900   Pinnacle West Capital Corp.                                                           775,013
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,535,213
                 -----------------------------------------------------------------------------  --------------
                 NATURAL GAS DISTRIBUTION--0.7%
                 -----------------------------------------------------------------------------
        25,300   MCN Corp.                                                                             727,375
                 -----------------------------------------------------------------------------
        22,600   Pacific Enterprises                                                                   692,125
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,419,500
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 -----------------------------------------------------------------------------
                 OIL/GAS TRANSMISSION--1.2%
                 -----------------------------------------------------------------------------
        16,600   Enron Corp.                                                                    $      759,450
                 -----------------------------------------------------------------------------
        19,600   Panenergy Corp.                                                                       862,400
                 -----------------------------------------------------------------------------
        13,700   Williams Companies, Inc.                                                              768,913
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,390,763
                 -----------------------------------------------------------------------------  --------------
                 TOTAL UTILITY                                                                      15,362,719
                 -----------------------------------------------------------------------------  --------------
                 FOREIGN EQUITY--5.8%
                 -----------------------------------------------------------------------------
                 ARGENTINA--0.1%
                 -----------------------------------------------------------------------------
           770   Banco Frances del Rio de la Plata S.A., ADR                                            23,293
                 -----------------------------------------------------------------------------
         3,785   Compania Naviera Perez Companc S.A., Class B                                           25,900
                 -----------------------------------------------------------------------------
           702   (b)IRSA Inversiones y Representaciones S.A., GDR                                       21,762
                 -----------------------------------------------------------------------------
           900   YPF Sociedad Anonima, ADR                                                              20,925
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  91,880
                 -----------------------------------------------------------------------------  --------------
                 AUSTRALIA--0.2%
                 -----------------------------------------------------------------------------
        11,000   (b)Aristocrat Leisure Ltd.                                                             31,157
                 -----------------------------------------------------------------------------
         5,250   (b)Commonwealth Installment                                                            33,160
                 -----------------------------------------------------------------------------
         6,080   Lend Lease Corp., Ltd.                                                                112,831
                 -----------------------------------------------------------------------------
        14,000   News Corp., Ltd.                                                                       74,524
                 -----------------------------------------------------------------------------
         7,150   Woodside Petroleum Ltd.                                                                50,223
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 301,895
                 -----------------------------------------------------------------------------  --------------
                 AUSTRIA--0.0%
                 -----------------------------------------------------------------------------
           160   Vae Eisenbahnsysteme AG                                                                14,785
                 -----------------------------------------------------------------------------  --------------
                 BELGIUM--0.0%
                 -----------------------------------------------------------------------------
         1,400   Delhaize-Le Lion                                                                       82,171
                 -----------------------------------------------------------------------------  --------------
                 BRAZIL--0.1%
                 -----------------------------------------------------------------------------
     2,929,500   Banco Bradesco S.A., Preference                                                        21,411
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 BRAZIL--CONTINUED
                 -----------------------------------------------------------------------------
        60,000   Banco Itau S.A., Preference                                                    $       23,524
                 -----------------------------------------------------------------------------
       100,000   Centrais Eletricas Brasileiras, Preference, Series B                                   32,817
                 -----------------------------------------------------------------------------
         1,900   (b)Cofap-Cia Fab Peca, Preference                                                      15,542
                 -----------------------------------------------------------------------------
       817,000   Companhia Energetica de Minas Gerais, Preference                                       26,337
                 -----------------------------------------------------------------------------
         9,000   (b)Cosipa Pnb                                                                           8,190
                 -----------------------------------------------------------------------------
         1,900   (b)(c)Elevadores Atlas                                                                 20,416
                 -----------------------------------------------------------------------------
        71,000   (b)Light Participacoes S.A.                                                            13,341
                 -----------------------------------------------------------------------------
       628,000   Lojas Renner S.A., Preference                                                          31,005
                 -----------------------------------------------------------------------------
       160,000   (b)Petroleo Brasileiro S.A., Preference                                                21,994
                 -----------------------------------------------------------------------------
           325   Telecomunicacoes Brasileras, ADR                                                       24,619
                 -----------------------------------------------------------------------------
       126,000   (b)Telecomunicacoes de Sao Paulo S.A., Preference                                      22,321
                 -----------------------------------------------------------------------------
    10,203,000   (b)Usinas Siderurgicas de Minas Gerais, Pfd.                                           10,173
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 271,690
                 -----------------------------------------------------------------------------  --------------
                 CHILE--0.0%
                 -----------------------------------------------------------------------------
           400   (b)Banco BHIF, ADR                                                                      6,750
                 -----------------------------------------------------------------------------
           300   (b)Banco de A. Edwards, ADR                                                             5,550
                 -----------------------------------------------------------------------------
           100   (b)(c)Chilectra S.A., ADR                                                               5,500
                 -----------------------------------------------------------------------------
           100   Compania Telecomunicacion Chile, ADR                                                    9,513
                 -----------------------------------------------------------------------------
           300   (b)Santa Isabel S.A., ADR                                                               7,538
                 -----------------------------------------------------------------------------
           100   Sociedad Quimica Y Minera De Chile, ADR                                                 5,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  40,051
                 -----------------------------------------------------------------------------  --------------
                 COLOMBIA--0.0%
                 -----------------------------------------------------------------------------
           700   Banco Ganadero S.A., ADR                                                               17,325
                 -----------------------------------------------------------------------------
           800   Banco Industrial Colombiano, ADR                                                       12,900
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  30,225
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 FRANCE--0.4%
                 -----------------------------------------------------------------------------
           816   AXA                                                                            $       49,034
                 -----------------------------------------------------------------------------
           451   Accor SA                                                                               57,845
                 -----------------------------------------------------------------------------
           850   Casino Ord                                                                             38,482
                 -----------------------------------------------------------------------------
           882   Compagnie Financiere de Paribas, Class A                                               60,598
                 -----------------------------------------------------------------------------
           400   Compagnie de Saint Gobain                                                              57,506
                 -----------------------------------------------------------------------------
         1,223   Credit Commerical De France                                                            59,233
                 -----------------------------------------------------------------------------
           590   Credit Local de France                                                                 53,412
                 -----------------------------------------------------------------------------
           350   Groupe Danon BSN SA                                                                    51,524
                 -----------------------------------------------------------------------------
           380   Havas S.A.                                                                             26,915
                 -----------------------------------------------------------------------------
           300   LVMH (Moet-Hennessy)                                                                   76,037
                 -----------------------------------------------------------------------------
           860   Lafarge-Coppee                                                                         54,328
                 -----------------------------------------------------------------------------
           470   Peugeot S.A.                                                                           57,763
                 -----------------------------------------------------------------------------
           560   Rhone-Poulenc Rorer, Inc.                                                              41,650
                 -----------------------------------------------------------------------------
         1,527   Schneider SA                                                                           72,641
                 -----------------------------------------------------------------------------
           460   Total SA-B                                                                             36,782
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 793,750
                 -----------------------------------------------------------------------------  --------------
                 GERMANY--0.4%
                 -----------------------------------------------------------------------------
         1,910   BASF AG                                                                                70,645
                 -----------------------------------------------------------------------------
         1,400   Bayer AG                                                                               56,333
                 -----------------------------------------------------------------------------
         2,100   (b)Commerzbank AG, Frankfurt                                                           51,609
                 -----------------------------------------------------------------------------
           900   (b)Daimler Benz AG                                                                     58,777
                 -----------------------------------------------------------------------------
         1,035   Deutsche Bank, AG                                                                      49,324
                 -----------------------------------------------------------------------------
         2,000   Dresdner Bank AG, Frankfurt                                                            59,359
                 -----------------------------------------------------------------------------
           155   Gea AG, Vorzugsaktien                                                                  46,457
                 -----------------------------------------------------------------------------
           150   (b)Henkel KGAA                                                                          7,314
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 GERMANY--CONTINUED
                 -----------------------------------------------------------------------------
           850   Henkel KGAA, Pfd.                                                              $       42,331
                 -----------------------------------------------------------------------------
            65   Linde AG                                                                               39,471
                 -----------------------------------------------------------------------------
           120   Mannesmann AG                                                                          50,049
                 -----------------------------------------------------------------------------
           700   RWE AG                                                                                 30,947
                 -----------------------------------------------------------------------------
         3,100   (b)Rofin-Sinar Technologies, Inc.                                                      39,913
                 -----------------------------------------------------------------------------
           375   Schering AG                                                                            30,793
                 -----------------------------------------------------------------------------
           785   Schwarz Pharma                                                                         58,437
                 -----------------------------------------------------------------------------
         1,000   Siemens AG                                                                             48,176
                 -----------------------------------------------------------------------------
           930   Veba AG                                                                                54,387
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 794,322
                 -----------------------------------------------------------------------------  --------------
                 HONG KONG--0.4%
                 -----------------------------------------------------------------------------
       102,000   Aeon Credit Service                                                                    34,299
                 -----------------------------------------------------------------------------
        54,000   Amoy Properties Ltd.                                                                   75,427
                 -----------------------------------------------------------------------------
         7,000   Cheung Kong                                                                            61,562
                 -----------------------------------------------------------------------------
        18,000   (b)(c)Cheung Kong Infrastructure                                                       43,766
                 -----------------------------------------------------------------------------
         8,500   (b)(c)China Resources Bejing Land                                                       5,277
                 -----------------------------------------------------------------------------
         1,839   HSBC Holdings PLC                                                                      38,293
                 -----------------------------------------------------------------------------
        54,000   Henderson Investment Ltd.                                                              65,649
                 -----------------------------------------------------------------------------
        22,000   Hong Kong Telecom                                                                      38,127
                 -----------------------------------------------------------------------------
         8,000   Hutchison Whampoa                                                                      61,821
                 -----------------------------------------------------------------------------
         6,000   New World Development Co. Ltd.                                                         40,546
                 -----------------------------------------------------------------------------
        80,000   Oriental Press Group                                                                   45,008
                 -----------------------------------------------------------------------------
        30,000   Peregrine Investments                                                                  55,484
                 -----------------------------------------------------------------------------
        23,000   (b)(c)Shanghai Industrial Holdings LTD                                                 74,812
                 -----------------------------------------------------------------------------
         4,000   Sun Hung Kai Properties                                                                49,664
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 HONG KONG--CONTINUED
                 -----------------------------------------------------------------------------
        29,000   (b)Winsor Property Holdings Ltd.                                               $       43,695
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 733,430
                 -----------------------------------------------------------------------------  --------------
                 INDIA--0.1%
                 -----------------------------------------------------------------------------
         1,700   (b)(c)Bombay Suburban Electric Supply, GDR                                             33,575
                 -----------------------------------------------------------------------------
         3,600   (b)(c)Crompton Greaves Ltd., GDR                                                       11,700
                 -----------------------------------------------------------------------------
         1,050   (b)Hindalco Industries, GDR                                                            21,420
                 -----------------------------------------------------------------------------
         2,000   (b)(c)Larsen & Toubro Ltd., GDR                                                        29,000
                 -----------------------------------------------------------------------------
         2,600   (b)(c)Mahindra and Mahindra, GDR                                                       27,300
                 -----------------------------------------------------------------------------
         1,200   (b)(c)Steel Authority of India, GDR                                                    10,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 133,195
                 -----------------------------------------------------------------------------  --------------
                 INDONESIA--0.1%
                 -----------------------------------------------------------------------------
        29,000   (b)Bank Negara Indonesia                                                               14,531
                 -----------------------------------------------------------------------------
        18,000   Citra Marga Nusaphala Persada                                                          15,160
                 -----------------------------------------------------------------------------
         4,000   Gudang Garam                                                                           17,015
                 -----------------------------------------------------------------------------
        10,500   Modern Photo Film Co.                                                                  26,306
                 -----------------------------------------------------------------------------
         8,000   Semen Gresik                                                                           24,392
                 -----------------------------------------------------------------------------
        24,933   Steady Safe                                                                            29,239
                 -----------------------------------------------------------------------------
        32,670   Pab K Tjiwi Kimia                                                                      31,346
                 -----------------------------------------------------------------------------
         9,000   Tambang Timah                                                                          14,200
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 172,189
                 -----------------------------------------------------------------------------  --------------
                 ITALY--0.1%
                 -----------------------------------------------------------------------------
         7,000   Banca Popolare Milano                                                                  35,786
                 -----------------------------------------------------------------------------
         8,000   Eni                                                                                    42,112
                 -----------------------------------------------------------------------------
         4,300   Imi Istituto Mobiliare                                                                 36,123
                 -----------------------------------------------------------------------------
           520   (b)La Rinascente S.P.A. Warrants, 12/31/1999                                              244
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 ITALY--CONTINUED
                 -----------------------------------------------------------------------------
        35,000   Telecom Italia Mobile                                                          $       82,308
                 -----------------------------------------------------------------------------
         5,100   (b)Unicem S.P.A.                                                                       34,416
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 230,989
                 -----------------------------------------------------------------------------  --------------
                 JAPAN--1.5%
                 -----------------------------------------------------------------------------
        10,000   Amada Co.                                                                              83,582
                 -----------------------------------------------------------------------------
           200   Asahi Broadcasting Corp.                                                               21,949
                 -----------------------------------------------------------------------------
         3,000   Canare Electric Co. Ltd.                                                               63,213
                 -----------------------------------------------------------------------------
        12,000   Casio Computer Co.                                                                     97,349
                 -----------------------------------------------------------------------------
            14   DDI Corp.                                                                             100,176
                 -----------------------------------------------------------------------------
         7,000   Dai Nippon Printing Co. Ltd.                                                          127,831
                 -----------------------------------------------------------------------------
         9,000   Daito Trust Construction                                                              117,735
                 -----------------------------------------------------------------------------
         4,000   Fuji Photo Film Co.                                                                   125,022
                 -----------------------------------------------------------------------------
         2,000   Hirose Electric Co.                                                                   121,159
                 -----------------------------------------------------------------------------
         4,000   Hitachi Maxell                                                                         82,529
                 -----------------------------------------------------------------------------
         4,000   Ikegami Tsushinki                                                                      26,690
                 -----------------------------------------------------------------------------
         8,000   JGC Corp.                                                                              73,749
                 -----------------------------------------------------------------------------
         1,000   Japan Cash Machine Co. Ltd.                                                            17,823
                 -----------------------------------------------------------------------------
         4,000   Japan Radio Co.                                                                        48,815
                 -----------------------------------------------------------------------------
            11   (b)(c)Japan Tobacco                                                                    78,323
                 -----------------------------------------------------------------------------
         4,000   Konami Co.                                                                            136,611
                 -----------------------------------------------------------------------------
         4,000   Matsushita Kotobuk Electric                                                           102,546
                 -----------------------------------------------------------------------------
         3,000   (b)Meiwa Estate                                                                        87,445
                 -----------------------------------------------------------------------------
        16,000   Minolta Co.                                                                           100,720
                 -----------------------------------------------------------------------------
        12,000   Mitsubishi Heavy Industries Ltd.                                                       97,981
                 -----------------------------------------------------------------------------
         6,000   Mycal Corp.                                                                            89,552
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 JAPAN--CONTINUED
                 -----------------------------------------------------------------------------
         2,000   Nintendo Corp. Ltd.                                                            $      141,352
                 -----------------------------------------------------------------------------
         4,000   Nippon Comsys Corp.                                                                    49,868
                 -----------------------------------------------------------------------------
         1,000   Nissei ASB Machine Co.                                                                 13,960
                 -----------------------------------------------------------------------------
         2,000   Pioneer Electronic Corp.                                                               43,020
                 -----------------------------------------------------------------------------
         2,000   Promise Co. Ltd.                                                                      100,088
                 -----------------------------------------------------------------------------
             1   (c)Sakura Finance (Bermuda), Conv. Pfd.                                                56,832
                 -----------------------------------------------------------------------------
         4,000   Sankyo Co.                                                                            107,112
                 -----------------------------------------------------------------------------
         8,000   Shiseido Co.                                                                           96,225
                 -----------------------------------------------------------------------------
         9,000   Shochiku Co.                                                                           83,758
                 -----------------------------------------------------------------------------
         2,000   Sony Corp.                                                                            128,007
                 -----------------------------------------------------------------------------
     2,000,000   (c)Sumitomo Bank International Conv. Bond, .75%, 5/31/2001                             19,074
                 -----------------------------------------------------------------------------
         6,000   Sumitomo Trust & Banking                                                               66,374
                 -----------------------------------------------------------------------------
         4,000   Taisho Pharmaceutical Co.                                                              89,201
                 -----------------------------------------------------------------------------
         3,000   Takashimaya Co.                                                                        40,035
                 -----------------------------------------------------------------------------
         8,000   Tokio Marine and Fire Insurance Co.                                                    88,499
                 -----------------------------------------------------------------------------
        18,000   (b)Tokyo Tatemono Co., Ltd.                                                            82,493
                 -----------------------------------------------------------------------------
         7,000   Tsubakimoto Chain Co.                                                                  41,238
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               3,047,936
                 -----------------------------------------------------------------------------  --------------
                 KOREA--0.1%
                 -----------------------------------------------------------------------------
         1,300   Chonggu Housing & Construction                                                         29,797
                 -----------------------------------------------------------------------------
           800   Dongkuk Steel Mill Co.                                                                 15,538
                 -----------------------------------------------------------------------------
           600   Hankuk Paper Manufacturing Co.                                                         13,608
                 -----------------------------------------------------------------------------
         2,600   Korea Exchange Bank                                                                    24,465
                 -----------------------------------------------------------------------------
         2,100   (b)Korea Mobile Telecomm Corp., ADR                                                    27,300
                 -----------------------------------------------------------------------------
         1,240   Pacific Corporation                                                                    23,186
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 KOREA--CONTINUED
                 -----------------------------------------------------------------------------
           540   Shinhan Bank                                                                   $        9,537
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 143,431
                 -----------------------------------------------------------------------------  --------------
                 MALAYSIA--0.2%
                 -----------------------------------------------------------------------------
        22,000   Eastern and Oriental                                                                   47,883
                 -----------------------------------------------------------------------------
         2,000   (b)Kentucky Fried Chicken                                                               2,438
                 -----------------------------------------------------------------------------
        10,000   Kentucky Fried Chicken                                                                 44,321
                 -----------------------------------------------------------------------------
         3,000   Malayan Banking                                                                        29,679
                 -----------------------------------------------------------------------------
        27,000   Malaysian Industrial Development                                                       55,560
                 -----------------------------------------------------------------------------
        10,000   Malaysian Pacific Industries                                                           40,760
                 -----------------------------------------------------------------------------
        10,000   Metacorp                                                                               30,867
                 -----------------------------------------------------------------------------
        13,000   UMW Holdings                                                                           61,733
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 313,241
                 -----------------------------------------------------------------------------  --------------
                 MEXICO--0.1%
                 -----------------------------------------------------------------------------
           700   (b)(c)Acer, Inc., ADR                                                                  12,775
                 -----------------------------------------------------------------------------
         3,000   (b)Cemex S.A., Class B, ADR                                                            21,656
                 -----------------------------------------------------------------------------
        12,000   (b)Cifra S.A. de C.V., Class B                                                         16,554
                 -----------------------------------------------------------------------------
         1,900   (b)Empresas ICA Sociedad Controladora S.A., ADR                                        27,313
                 -----------------------------------------------------------------------------
         5,000   Fomento Economico Mexicano, S.A. de C.V., Class B                                      17,085
                 -----------------------------------------------------------------------------
        12,000   (b)Grupo Corvi S.A., Class UBL                                                         10,042
                 -----------------------------------------------------------------------------
         2,800   (b)(c)Grupo Financiero Bancomer, S.A. de C.V., Class B, ADR                            22,557
                 -----------------------------------------------------------------------------
           700   Pan American Beverage, Class A                                                         32,725
                 -----------------------------------------------------------------------------
           600   Telefonos de Mexico, Class L, ADR                                                      18,225
                 -----------------------------------------------------------------------------
         1,400   (b)Tubos de Acero de Mexico S.A., ADR                                                  19,075
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 198,007
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 NETHERLANDS--0.2%
                 -----------------------------------------------------------------------------
         1,600   ABN Amro Holding                                                               $      103,648
                 -----------------------------------------------------------------------------
         2,750   Boskalis Westminster N.V.                                                              54,544
                 -----------------------------------------------------------------------------
           730   Hunter Douglas N.V.                                                                    47,755
                 -----------------------------------------------------------------------------
         1,525   ING Groep, N.V.                                                                        53,419
                 -----------------------------------------------------------------------------
         1,360   Vendex International A                                                                 59,076
                 -----------------------------------------------------------------------------
           430   Wolters Kluwer N.V.                                                                    56,234
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 374,676
                 -----------------------------------------------------------------------------  --------------
                 NEW ZEALAND--0.1%
                 -----------------------------------------------------------------------------
        16,000   Air New Zealand Ltd., Class B                                                          42,105
                 -----------------------------------------------------------------------------
        14,000   Fletcher Challenge Building                                                            39,331
                 -----------------------------------------------------------------------------
        40,000   Wrightson Ltd.                                                                         35,562
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 116,998
                 -----------------------------------------------------------------------------  --------------
                 NORWAY--0.0%
                 -----------------------------------------------------------------------------
         2,600   Elkem A/S, Class A                                                                     40,511
                 -----------------------------------------------------------------------------
         7,100   (b)Storebrand ASA                                                                      42,370
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  82,881
                 -----------------------------------------------------------------------------  --------------
                 PAKISTAN--0.0%
                 -----------------------------------------------------------------------------
           350   (b)Hub Power Co., GDR                                                                   7,525
                 -----------------------------------------------------------------------------  --------------
                 PHILIPPINES--0.0%
                 -----------------------------------------------------------------------------
        84,000   (b)Belle Corp.                                                                         22,369
                 -----------------------------------------------------------------------------
        42,740   (b)Davao Union Cement Corp., Class B                                                   13,983
                 -----------------------------------------------------------------------------
        58,050   (b)Filinvest Land, Inc.                                                                20,538
                 -----------------------------------------------------------------------------
         1,400   Philippine Commercial International Bank                                               18,641
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  75,531
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 SINGAPORE--0.2%
                 -----------------------------------------------------------------------------
         5,000   City Developments                                                              $       44,207
                 -----------------------------------------------------------------------------
         8,000   Hong Leong Finance Ltd.                                                                27,722
                 -----------------------------------------------------------------------------
        61,000   Roly International Holdings                                                            40,260
                 -----------------------------------------------------------------------------
         8,000   Sembawang Corp. Ltd.                                                                   43,750
                 -----------------------------------------------------------------------------
         2,000   Singapore Press Holdings Ltd.                                                          37,790
                 -----------------------------------------------------------------------------
         9,000   Straits Steamship Land Ltd.                                                            28,749
                 -----------------------------------------------------------------------------
         2,250   (b)Straits Steamship Land Ltd. Warrants, 12/12/2000                                     2,519
                 -----------------------------------------------------------------------------
         5,000   United Overseas Bank Ltd.                                                              53,119
                 -----------------------------------------------------------------------------
        12,000   Wing Tai Holdings, Ltd.                                                                32,856
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 310,972
                 -----------------------------------------------------------------------------  --------------
                 SPAIN--0.2%
                 -----------------------------------------------------------------------------
           860   Empresa Nac De Electridad                                                              58,090
                 -----------------------------------------------------------------------------
           630   Fomento de Construcciones y Contratas SA                                               53,254
                 -----------------------------------------------------------------------------
         5,800   Iberdrola SA                                                                           66,937
                 -----------------------------------------------------------------------------
         1,050   Mapfre (Corporacion)                                                                   55,523
                 -----------------------------------------------------------------------------
         1,500   Repsol SA                                                                              55,523
                 -----------------------------------------------------------------------------
         2,720   Telefonica de Espana                                                                   59,632
                 -----------------------------------------------------------------------------
           638   Zardoya-Otis SA                                                                        67,967
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 416,926
                 -----------------------------------------------------------------------------  --------------
                 SWEDEN--0.0%
                 -----------------------------------------------------------------------------
         4,400   Stora Kopparbergs, Class A                                                             60,278
                 -----------------------------------------------------------------------------  --------------
                 SWITZERLAND--0.2%
                 -----------------------------------------------------------------------------
            35   ABB AG                                                                                 43,794
                 -----------------------------------------------------------------------------
           600   CS Holding AG-Registered                                                               63,867
                 -----------------------------------------------------------------------------
            50   Ciba-Giegy AG-Registered                                                               61,872
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 SWITZERLAND--CONTINUED
                 -----------------------------------------------------------------------------
            50   Nestle SA                                                                      $       54,277
                 -----------------------------------------------------------------------------
           400   (b)Oerlikon-Buhrle Holding AG                                                          41,273
                 -----------------------------------------------------------------------------
            23   Reiseburo Kuoni AG, Class B                                                            51,170
                 -----------------------------------------------------------------------------
             5   Roche Holding AG                                                                       38,435
                 -----------------------------------------------------------------------------
            45   Sandoz AG-R                                                                            52,336
                 -----------------------------------------------------------------------------
            75   Sulzer AG-Reg                                                                          43,153
                 -----------------------------------------------------------------------------
            48   (b)Swissair AG                                                                         36,456
                 -----------------------------------------------------------------------------
           142   Zurich Versicherungsgesellschaft                                                       40,307
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 526,940
                 -----------------------------------------------------------------------------  --------------
                 THAILAND--0.0%
                 -----------------------------------------------------------------------------
         1,200   Bangkok Bank Public Co., Ltd.                                                          13,719
                 -----------------------------------------------------------------------------
         9,800   Industrial Finance Corporation of Thailand                                             30,888
                 -----------------------------------------------------------------------------
         2,900   Krung Thai Bank PLC                                                                     8,289
                 -----------------------------------------------------------------------------
         1,300   PTT Exploration and Production Public Co.                                              19,138
                 -----------------------------------------------------------------------------
        21,000   Siam City Bank                                                                         24,667
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  96,701
                 -----------------------------------------------------------------------------  --------------
                 UNITED KINGDOM--1.1%
                 -----------------------------------------------------------------------------
        15,000   Asda Group                                                                             29,884
                 -----------------------------------------------------------------------------
         6,430   BAA PLC                                                                                52,971
                 -----------------------------------------------------------------------------
        10,000   BTR PLC                                                                                40,182
                 -----------------------------------------------------------------------------
         3,337   Barclays PLC                                                                           57,393
                 -----------------------------------------------------------------------------
         2,231   Boc Group PLC                                                                          33,232
                 -----------------------------------------------------------------------------
         3,400   Boots Co. PLC                                                                          36,241
                 -----------------------------------------------------------------------------
         2,514   British Aerospace PLC                                                                  48,902
                 -----------------------------------------------------------------------------
         4,974   British Petroleum Co. PLC                                                              57,513
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
    SHARES                                                                                         IN U.S.
   OR UNITS                                                                                        DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 -----------------------------------------------------------------------------
         6,300   British Telecommunication PLC                                                  $       39,878
                 -----------------------------------------------------------------------------
        13,492   Bunzl PLC                                                                              50,357
                 -----------------------------------------------------------------------------
         3,882   Cadbury Schweppes PLC                                                                  33,383
                 -----------------------------------------------------------------------------
        13,000   Caradon PLC                                                                            52,127
                 -----------------------------------------------------------------------------
         5,750   Carlton Communications PLC                                                             48,626
                 -----------------------------------------------------------------------------
         5,800   Chubb Security                                                                         33,447
                 -----------------------------------------------------------------------------
         5,860   Compass Group                                                                          59,753
                 -----------------------------------------------------------------------------
        12,240   Cookson Group                                                                          46,507
                 -----------------------------------------------------------------------------
         8,500   Cowie Group PLC                                                                        56,590
                 -----------------------------------------------------------------------------
         7,560   David S. Smith (Holdings) PLC                                                          40,101
                 -----------------------------------------------------------------------------
         8,450   Delta PLC                                                                              51,640
                 -----------------------------------------------------------------------------
         1,740   EMI Group PLC                                                                          40,194
                 -----------------------------------------------------------------------------
        15,100   FKI PLC                                                                                54,708
                 -----------------------------------------------------------------------------
         4,850   General Accident                                                                       59,728
                 -----------------------------------------------------------------------------
         8,200   General Electric Co. PLC                                                               51,353
                 -----------------------------------------------------------------------------
         2,600   Glaxo Wellcome PLC                                                                     42,761
                 -----------------------------------------------------------------------------
         5,211   Grand Metropolitan PLC                                                                 40,695
                 -----------------------------------------------------------------------------
        12,897   Guardian Royal Exchange                                                                58,110
                 -----------------------------------------------------------------------------
         2,200   Imperial Chemical Industries PLC                                                       28,536
                 -----------------------------------------------------------------------------
         7,900   Inchcape PLC                                                                           35,794
                 -----------------------------------------------------------------------------
        11,330   Ladbroke Group PLC                                                                     39,049
                 -----------------------------------------------------------------------------
         4,000   Marks & Spencer PLC                                                                    34,028
                 -----------------------------------------------------------------------------
        15,000   Mirror Group PLC                                                                       58,003
                 -----------------------------------------------------------------------------
         8,060   National Power Co. PLC                                                                 62,469
                 -----------------------------------------------------------------------------
         4,950   Pearson                                                                                61,168
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    SHARES
   OR UNITS                                                                                         VALUE
 OR PRINCIPAL                                                                                      IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN EQUITY--CONTINUED
                 -----------------------------------------------------------------------------
                 UNITED KINGDOM--CONTINUED
                 -----------------------------------------------------------------------------
         4,500   Peninsular & Oriental Steam Navigation Co.                                     $       44,750
                 -----------------------------------------------------------------------------
         4,800   Premier Farnell PLC                                                                    57,458
                 -----------------------------------------------------------------------------
         3,427   RTZ Corp. PLC                                                                          57,616
                 -----------------------------------------------------------------------------
         4,200   Rank Group PLC                                                                         30,716
                 -----------------------------------------------------------------------------
         3,990   Reckitt & Colman PLC                                                                   47,024
                 -----------------------------------------------------------------------------
         4,600   Reed International PLC                                                                 89,131
                 -----------------------------------------------------------------------------
        27,300   Rugby Group PLC                                                                        44,062
                 -----------------------------------------------------------------------------
         4,600   Safeway PLC                                                                            30,161
                 -----------------------------------------------------------------------------
        15,700   Sedgwick Group PLC                                                                     33,126
                 -----------------------------------------------------------------------------
         2,524   Siebe PLC                                                                              40,291
                 -----------------------------------------------------------------------------
         2,976   Smithkline Beecham PLC                                                                 41,028
                 -----------------------------------------------------------------------------
        10,600   Tomkins PLC                                                                            44,285
                 -----------------------------------------------------------------------------
         2,050   Zeneca Group                                                                           56,523
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,151,494
                 -----------------------------------------------------------------------------  --------------
                 TOTAL FOREIGN EQUITY                                                               11,614,109
                 -----------------------------------------------------------------------------  --------------
                 TOTAL STOCKS (IDENTIFIED COST $52,555,328)                                         59,939,439
                 -----------------------------------------------------------------------------  --------------
BONDS--63.8%
----------------------------------------------------------------------------------------------
                 TREASURY--29.1%
                 -----------------------------------------------------------------------------
 $  57,325,000   U.S. Treasury Notes, 5.50%-7.75%, 11/15/1998-3/31/2000                             58,541,658
                 -----------------------------------------------------------------------------  --------------
                 MORTGAGE-BACKED SECURITIES--19.5%
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--19.5%
                 -----------------------------------------------------------------------------
       384,260   Federal Home Loan Mortgage Corp., 9.50%, 6/1/2021                                     415,078
                 -----------------------------------------------------------------------------
       116,849   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2021                                    121,010
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
                                                                             BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 -----------------------------------------------------------------------------
 $     354,997   Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                              $      360,653
                 -----------------------------------------------------------------------------
       943,408   Federal Home Loan Mortgage Corp., 7.00%, 8/1/2025                                     939,446
                 -----------------------------------------------------------------------------
       794,104   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2022                                    824,868
                 -----------------------------------------------------------------------------
       239,440   Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                                     238,689
                 -----------------------------------------------------------------------------
       502,925   Federal Home Loan Mortgage Corp., 8.00%, 4/1/2025                                     518,007
                 -----------------------------------------------------------------------------
       970,311   Federal Home Loan Mortgage Corp., 6.50%, 9/1/2025                                     945,937
                 -----------------------------------------------------------------------------
     1,030,455   Federal Home Loan Mortgage Corp., 7.00%, 1/1/2026                                   1,025,292
                 -----------------------------------------------------------------------------
       972,347   Federal Home Loan Mortgage Corp., 7.00%, 2/1/2026                                     972,940
                 -----------------------------------------------------------------------------
     1,804,600   Federal Home Loan Mortgage Corp., 7.50%, 6/1/2026                                   1,829,377
                 -----------------------------------------------------------------------------
       355,365   Federal Home Loan Mortgage Corp., 8.00%, 11/1/2009                                    367,245
                 -----------------------------------------------------------------------------
     1,871,521   Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                                   1,859,207
                 -----------------------------------------------------------------------------
       306,398   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                     310,896
                 -----------------------------------------------------------------------------
       592,961   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                     598,511
                 -----------------------------------------------------------------------------
       997,960   Federal Home Loan Mortgage Corp., 6.00%, 6/1/2011                                     973,620
                 -----------------------------------------------------------------------------
       993,181   Federal Home Loan Mortgage Corp., 7.50%, 8/1/2003                                   1,015,200
                 -----------------------------------------------------------------------------
       775,836   Federal National Mortgage Association, 7.50%, 9/1/2009                                794,735
                 -----------------------------------------------------------------------------
       463,671   Federal National Mortgage Association, 7.00%, 7/1/2024                                460,332
                 -----------------------------------------------------------------------------
       873,677   Federal National Mortgage Association, 9.50%, 10/1/2024                               947,564
                 -----------------------------------------------------------------------------
       979,244   Federal National Mortgage Association, 7.50%, 5/1/2026                                992,396
                 -----------------------------------------------------------------------------
       198,732   Federal National Mortgage Association, 7.50%, 6/1/2009                                203,015
                 -----------------------------------------------------------------------------
     1,088,436   Federal National Mortgage Association, 8.00%, 11/1/2024                             1,119,370
                 -----------------------------------------------------------------------------
     1,400,106   Federal National Mortgage Association, 9.00%, 2/1/2025                              1,481,033
                 -----------------------------------------------------------------------------
       136,311   Federal National Mortgage Association, 8.50%, 2/1/2025                                142,231
                 -----------------------------------------------------------------------------
       740,049   Federal National Mortgage Association, 8.00%, 7/1/2025                                761,688
                 -----------------------------------------------------------------------------
       523,009   Federal National Mortgage Association, 7.50%, 7/1/2025                                530,033
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 -----------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 -----------------------------------------------------------------------------
 $     471,470   Federal National Mortgage Association, 7.00%, 7/1/2025                         $      468,458
                 -----------------------------------------------------------------------------
       961,968   Federal National Mortgage Association, 6.50%, 9/1/2025                                936,303
                 -----------------------------------------------------------------------------
     1,116,217   Federal National Mortgage Association, 6.50%, 10/1/2025                             1,084,103
                 -----------------------------------------------------------------------------
       958,601   Federal National Mortgage Association, 6.50%, 1/1/2003                                958,294
                 -----------------------------------------------------------------------------
       980,787   Federal National Mortgage Association, 6.00%, 3/1/2011                                955,640
                 -----------------------------------------------------------------------------
        82,821   Federal National Mortgage Association, 6.50%, 4/1/2011                                 82,172
                 -----------------------------------------------------------------------------
       967,083   Federal National Mortgage Association, 6.00%, 4/1/2011                                942,287
                 -----------------------------------------------------------------------------
       454,840   Federal National Mortgage Association, 6.50%, 4/1/2011                                451,278
                 -----------------------------------------------------------------------------
     1,025,116   Federal National Mortgage Association, 7.00%, 7/1/2026                              1,017,735
                 -----------------------------------------------------------------------------
       525,681   Federal National Mortgage Association, 10.50%, 1/1/2021                               583,664
                 -----------------------------------------------------------------------------
       834,659   Government National Mortgage Association, 10.00%, 10/15/2018                          919,151
                 -----------------------------------------------------------------------------
       883,793   Government National Mortgage Association, 8.50%, 10/15/2022                           928,248
                 -----------------------------------------------------------------------------
       926,007   Government National Mortgage Association, 6.50%, 1/15/2024                            907,190
                 -----------------------------------------------------------------------------
       965,438   Government National Mortgage Association, 8.00%, 1/15/2024                            995,589
                 -----------------------------------------------------------------------------
       455,746   Government National Mortgage Association, 9.50%, 12/15/2025                           494,622
                 -----------------------------------------------------------------------------
       236,231   Government National Mortgage Association, 7.00%, 8/15/2024                            235,047
                 -----------------------------------------------------------------------------
     1,885,214   Government National Mortgage Association, 7.50%, 4/15/2024                          1,912,870
                 -----------------------------------------------------------------------------
       854,584   Government National Mortgage Association, 8.00%, 9/15/2025                            882,349
                 -----------------------------------------------------------------------------
     1,714,124   Government National Mortgage Association, 7.00%, 3/15/2026                          1,705,536
                 -----------------------------------------------------------------------------
     1,004,272   Government National Mortgage Association, 7.00%, 4/15/2026                            999,241
                 -----------------------------------------------------------------------------
       910,000   (a)Government National Mortgage Association, 9.00%, 2/15/2026, TBA                    965,155
                 -----------------------------------------------------------------------------  --------------
                 TOTAL MORTGAGE-BACKED SECURITIES                                                   39,173,305
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--7.2%
                 -----------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.1%
                 -----------------------------------------------------------------------------
 $     250,000   McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                             $      270,558
                 -----------------------------------------------------------------------------  --------------
                 AUTOMOTIVE--0.1%
                 -----------------------------------------------------------------------------
       200,000   Chrysler Corp., Deb., 10.95%, 8/1/2017                                                217,602
                 -----------------------------------------------------------------------------  --------------
                 BANKING--1.0%
                 -----------------------------------------------------------------------------
       525,000   Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                                          568,360
                 -----------------------------------------------------------------------------
       330,000   Chase Manhattan, Sub. Note, 8.00%, 5/1/2005                                           337,887
                 -----------------------------------------------------------------------------
       250,000   Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004                                  281,153
                 -----------------------------------------------------------------------------
       300,000   National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                 326,631
                 -----------------------------------------------------------------------------
       400,000   Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                        429,304
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,943,335
                 -----------------------------------------------------------------------------  --------------
                 BEVERAGE & TOBACCO--0.2%
                 -----------------------------------------------------------------------------
       150,000   Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                      146,813
                 -----------------------------------------------------------------------------
       250,000   RJR Nabisco, Inc., Note, 9.25%, 8/15/2013                                             257,910
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 404,723
                 -----------------------------------------------------------------------------  --------------
                 CABLE TELEVISION--0.2%
                 -----------------------------------------------------------------------------
       400,000   TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                         443,128
                 -----------------------------------------------------------------------------  --------------
                 CHEMICALS & PLASTICS--0.2%
                 -----------------------------------------------------------------------------
       450,000   (c)Bayer Corp., Deb., 6.5%, 10/1/2002                                                 457,074
                 -----------------------------------------------------------------------------  --------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.2%
                 -----------------------------------------------------------------------------
       275,000   Waste Management, Deb., 8.75%, 5/1/2018                                               312,331
                 -----------------------------------------------------------------------------  --------------
                 ELECTRONICS--0.2%
                 -----------------------------------------------------------------------------
       300,000   Harris Corp, Deb., 10.375%, 12/1/2018                                                 336,948
                 -----------------------------------------------------------------------------  --------------
                 FINANCE-RETAIL--0.1%
                 -----------------------------------------------------------------------------
       150,000   Household Finance, Deb., 6.45%, 2/1/2009                                              146,396
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 FINANCIAL INTERMEDIARIES--1.4%
                 -----------------------------------------------------------------------------
 $     450,000   American General Corp., S.F. Deb., 9.625%, 2/1/2018                            $      486,896
                 -----------------------------------------------------------------------------
       400,000   DLJ, Note, 6.875%, 11/1/2005                                                          401,064
                 -----------------------------------------------------------------------------
       400,000   Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                            471,040
                 -----------------------------------------------------------------------------
       500,000   Lehman Bros Inc, Sr. Sub. Note, 6.125%, 2/1/2001                                      493,640
                 -----------------------------------------------------------------------------
       300,000   Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004                                     302,598
                 -----------------------------------------------------------------------------
       225,000   Salomon Inc, Sr. Note, 9.00%, 2/15/1999                                               237,467
                 -----------------------------------------------------------------------------
       225,000   Salomon Inc., Sr. Note, 7.02%, 9/25/1998                                              228,355
                 -----------------------------------------------------------------------------
       250,000   (c)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%,
                 9/1/2013                                                                              251,445
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,872,505
                 -----------------------------------------------------------------------------  --------------
                 FOOD & DRUG RETAILERS--0.2%
                 -----------------------------------------------------------------------------
       300,000   Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                        319,773
                 -----------------------------------------------------------------------------  --------------
                 GOVERNMENT AGENCY--0.3%
                 -----------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 7.430%, 8/4/2005                               253,965
                 -----------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 8.590%, 2/3/2005                               257,453
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 511,418
                 -----------------------------------------------------------------------------  --------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
                 -----------------------------------------------------------------------------
       350,000   Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003                                      387,590
                 -----------------------------------------------------------------------------  --------------
                 INSURANCE--0.6%
                 -----------------------------------------------------------------------------
       350,000   Conseco, Inc., Sr. Note, 10.5%, 12/15/2004                                            425,338
                 -----------------------------------------------------------------------------
       515,000   Continental Corp, Note, 8.25%, 4/15/1999                                              538,644
                 -----------------------------------------------------------------------------
       250,000   Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005                                    260,716
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,224,698
                 -----------------------------------------------------------------------------  --------------
                 METALS & MINING--0.2%
                 -----------------------------------------------------------------------------
       450,000   Santa Fe Pacific Gold Co, Note, 8.375%, 7/1/2005                                      473,031
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 OIL & GAS--0.3%
                 -----------------------------------------------------------------------------
 $     275,000   Tosco Corp, Sr. Note, 7.625%, 5/15/2006                                        $      290,664
                 -----------------------------------------------------------------------------
       350,000   USX Corp., Note, 6.375%, 7/15/1998                                                    351,792
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 642,456
                 -----------------------------------------------------------------------------  --------------
                 PRINTING & PUBLISHING--0.2%
                 -----------------------------------------------------------------------------
       400,000   News America Holdings, Sr. Note, 7.50%, 3/1/2000                                      413,252
                 -----------------------------------------------------------------------------  --------------
                 RETAILERS--0.2%
                 -----------------------------------------------------------------------------
       400,000   May Department Stores, Deb., 8.125%, 8/15/2035                                        433,076
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.1%
                 -----------------------------------------------------------------------------
       250,000   Loewen Group International, Sr. Note, 8.25%, 4/15/2003                                257,828
                 -----------------------------------------------------------------------------  --------------
                 SOVEREIGN--0.2%
                 -----------------------------------------------------------------------------
       375,000   Swedish Exp Cred, Deb., 9.875%, 3/15/2038                                             408,694
                 -----------------------------------------------------------------------------  --------------
                 SOVEREIGN GOVERNMENT--0.7%
                 -----------------------------------------------------------------------------
       300,000   (c)Freeport Terminal (Malta), Gtd. Global Note, 7.5%, 3/29/2009                       315,453
                 -----------------------------------------------------------------------------
       250,000   Quebec Province, Deb., 7.5%, 7/15/2023                                                257,623
                 -----------------------------------------------------------------------------
       300,000   Republic Of South Africa, Global Bond Deb., 9.625%, 12/15/1999                        321,375
                 -----------------------------------------------------------------------------
       400,000   Republic of Colombia, Note, 7.25%, 2/15/2003                                          397,868
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,292,319
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.3%
                 -----------------------------------------------------------------------------
       200,000   Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005                                        203,188
                 -----------------------------------------------------------------------------
       200,000   Gulf States Util, FMB, 6.75%, 10/1/1998                                               200,934
                 -----------------------------------------------------------------------------
       125,000   Pedernales Electric Coop, 10.875%, 9/01/2017                                          136,294
                 -----------------------------------------------------------------------------
       150,000   Quebec Hydro, Deb., 7.375%, 2/1/2003                                                  157,482
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 697,898
                 -----------------------------------------------------------------------------  --------------
                 TOTAL INVESTMENT GRADE BONDS                                                       14,466,633
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--2.6%
                 -----------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.0%
                 -----------------------------------------------------------------------------
 $      50,000   Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                $       53,625
                 -----------------------------------------------------------------------------  --------------
                 AUTOMOTIVE--0.1%
                 -----------------------------------------------------------------------------
        50,000   Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                            55,750
                 -----------------------------------------------------------------------------
        50,000   (c)Blue Bird Body Co., Sr. Sub. Note, 10.75%, 11/15/2006                               51,875
                 -----------------------------------------------------------------------------
        50,000   Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                            53,625
                 -----------------------------------------------------------------------------
        50,000   Exide Corp., Sr. Note, 10.00%, 4/15/2005                                               52,375
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 213,625
                 -----------------------------------------------------------------------------  --------------
                 BANKING--0.0%
                 -----------------------------------------------------------------------------
        50,000   (c)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                          53,500
                 -----------------------------------------------------------------------------
        25,000   First Nationwide Holdings, Sr. Note, 12.25%, 5/15/2001                                 28,188
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  81,688
                 -----------------------------------------------------------------------------  --------------
                 BEVERAGE & TOBACCO--0.0%
                 -----------------------------------------------------------------------------
        25,000   Dr. Pepper Bottling Co., Sr. Disc. Note, 0/11.125%, 2/15/2003                          23,250
                 -----------------------------------------------------------------------------  --------------
                 BROADCAST RADIO & TV--0.2%
                 -----------------------------------------------------------------------------
        38,000   Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                          42,370
                 -----------------------------------------------------------------------------
        25,000   Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                            23,938
                 -----------------------------------------------------------------------------
        50,000   Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                  48,500
                 -----------------------------------------------------------------------------
        25,000   Pegasus Media, Note, 12.50%, 7/1/2005                                                  27,125
                 -----------------------------------------------------------------------------
       125,000   SCI Television, Sr. Secd. Note, 11.00%, 6/30/2005                                     134,688
                 -----------------------------------------------------------------------------
        50,000   SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                               52,625
                 -----------------------------------------------------------------------------
        50,000   Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                             50,375
                 -----------------------------------------------------------------------------
        50,000   Young Broadcasting Corp., Sr. Sub. Note, 10.125%, 2/15/2005                            50,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 430,121
                 -----------------------------------------------------------------------------  --------------
                 BUSINESS EQUIPMENT & SERVICES--0.1%
                 -----------------------------------------------------------------------------
        50,000   Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                         54,750
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 BUSINESS EQUIPMENT & SERVICES--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000   Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                          $       27,875
                 -----------------------------------------------------------------------------
        50,000   (c)Outsourcing Solutions, Sr. Sub. Note, 11.00%, 11/1/2006                             52,250
                 -----------------------------------------------------------------------------
        25,000   United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                              27,719
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 162,594
                 -----------------------------------------------------------------------------  --------------
                 CABLE TELEVISION--0.3%
                 -----------------------------------------------------------------------------
        50,000   Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                            50,625
                 -----------------------------------------------------------------------------
        50,000   Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                           51,750
                 -----------------------------------------------------------------------------
       100,000   (c)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                38,500
                 -----------------------------------------------------------------------------
        50,000   Diamond Cable Comm. Plc, Sr. Disc. Note, 0/11.75%, 12/15/2005                          35,000
                 -----------------------------------------------------------------------------
        50,000   Echostar Satellite Broadcasting Corp. Sr. Disc. Note, 0/13.125%,
                 3/15/2004                                                                              38,250
                 -----------------------------------------------------------------------------
       100,000   International Cabletel, Sr. Disc. Note, 0/12.75%, 4/15/2005                            72,000
                 -----------------------------------------------------------------------------
        25,000   International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                   16,156
                 -----------------------------------------------------------------------------
        50,000   Lenfest Communications, Sr. Sub. Note, 10.50%, 6/15/2006                               52,625
                 -----------------------------------------------------------------------------
        50,000   Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                 3/15/2005                                                                              53,750
                 -----------------------------------------------------------------------------
       150,000   Telewest Plc, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                     102,750
                 -----------------------------------------------------------------------------
        50,000   Uih Australia/pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                             26,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 538,156
                 -----------------------------------------------------------------------------  --------------
                 CHEMICALS & PLASTICS--0.2%
                 -----------------------------------------------------------------------------
        75,000   Arcadian Partners LP, Sr. Note, Series B, 10.75%, 5/1/2005                             83,063
                 -----------------------------------------------------------------------------
        50,000   (c)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                      51,000
                 -----------------------------------------------------------------------------
        50,000   Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                56,375
                 -----------------------------------------------------------------------------
        50,000   Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                           51,625
                 -----------------------------------------------------------------------------
        33,000   Polymer Group, Sr. Note, 12.25%, 7/15/2002                                             35,805
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000   RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                         $       21,625
                 -----------------------------------------------------------------------------
        50,000   Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                             51,875
                 -----------------------------------------------------------------------------
        75,000   Viridian Inc., Note, 9.75%, 4/1/2003                                                   82,115
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 433,483
                 -----------------------------------------------------------------------------  --------------
                 CLOTHING & TEXTILES--0.0%
                 -----------------------------------------------------------------------------
        75,000   Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                             77,438
                 -----------------------------------------------------------------------------  --------------
                 CONSUMER PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                    53,750
                 -----------------------------------------------------------------------------
        50,000   (c)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                            26,125
                 -----------------------------------------------------------------------------
        50,000   Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                        49,750
                 -----------------------------------------------------------------------------
        50,000   (c)Rayovac Corp., Sr. Sub. Note, 10.25%, 11/1/2006                                     51,875
                 -----------------------------------------------------------------------------
        50,000   Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                          52,250
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 233,750
                 -----------------------------------------------------------------------------  --------------
                 CONTAINER & GLASS PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                  52,250
                 -----------------------------------------------------------------------------
        50,000   Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                  52,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 105,000
                 -----------------------------------------------------------------------------  --------------
                 COSMETICS & TOILETRIES--0.0%
                 -----------------------------------------------------------------------------
        50,000   Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                             52,625
                 -----------------------------------------------------------------------------  --------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.0%
                 -----------------------------------------------------------------------------
        50,000   (c)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                      51,313
                 -----------------------------------------------------------------------------
        50,000** (b)Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                         20,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  71,813
                 -----------------------------------------------------------------------------  --------------
                 ELECTRONICS--0.0%
                 -----------------------------------------------------------------------------
        50,000   Advanced Micro Devices, Sr. Secd. Note, 11.00%, 8/1/2003                               54,438
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 FOOD & DRUG RETAILERS--0.1%
                 -----------------------------------------------------------------------------
 $      25,000   Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                    $       26,750
                 -----------------------------------------------------------------------------
        50,000   Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                       51,938
                 -----------------------------------------------------------------------------
        50,000   Smith's Food & Drug , Sr. Sub. Note, 11.25%, 5/15/2007                                 55,000
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 133,688
                 -----------------------------------------------------------------------------  --------------
                 FOOD PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)International Home Foods, Sr. Sub. Note, 10.375%, 11/1/2006                         51,375
                 -----------------------------------------------------------------------------
        50,000   Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                    48,750
                 -----------------------------------------------------------------------------
        25,000   Van De Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                  27,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 127,625
                 -----------------------------------------------------------------------------  --------------
                 FOREST PRODUCTS--0.1%
                 -----------------------------------------------------------------------------
        25,000   Four M Corp, Sr. Note, 12.00%, 6/1/2006                                                25,813
                 -----------------------------------------------------------------------------
        50,000   Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                 4/15/2005                                                                              48,750
                 -----------------------------------------------------------------------------
        50,000   Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                              45,500
                 -----------------------------------------------------------------------------
        50,000   Stone Container, Sr. Note, 11.50%, 10/1/2004                                           52,750
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 172,813
                 -----------------------------------------------------------------------------  --------------
                 HEALTHCARE--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                          54,250
                 -----------------------------------------------------------------------------
        50,000   (c)Prime Succession Acq., Sr. Sub. Note, 10.75%, 8/15/2004                             54,250
                 -----------------------------------------------------------------------------
        50,000   Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005                                     55,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 164,000
                 -----------------------------------------------------------------------------  --------------
                 HOTELS, MOTELS, INNS & CASINOS--0.0%
                 -----------------------------------------------------------------------------
        50,000   Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008                                      53,000
                 -----------------------------------------------------------------------------  --------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                 -----------------------------------------------------------------------------
        25,000   Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                   28,063
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
                 -----------------------------------------------------------------------------
 $      50,000   (c)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                 $       51,500
                 -----------------------------------------------------------------------------
        50,000   Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                  52,625
                 -----------------------------------------------------------------------------
        50,000   Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                  51,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 183,688
                 -----------------------------------------------------------------------------  --------------
                 LEISURE & ENTERTAINMENT--0.1%
                 -----------------------------------------------------------------------------
       100,000   Amf Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                              63,750
                 -----------------------------------------------------------------------------
        25,000   Cobblestone Golf, Sr. Note, 11.5%, 6/1/2003                                            26,188
                 -----------------------------------------------------------------------------
       100,000   Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                        92,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 182,438
                 -----------------------------------------------------------------------------  --------------
                 MACHINERY & EQUIPMENT--0.1%
                 -----------------------------------------------------------------------------
        50,000   Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                       52,500
                 -----------------------------------------------------------------------------
        50,000   (c)Clark Material, Sr. Note, 10.75%, 11/15/2006                                        51,375
                 -----------------------------------------------------------------------------
        33,000   Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                          37,620
                 -----------------------------------------------------------------------------
        50,000   (c)Tokheim Corporation, Sr. Sub. Note, 11.50%, 8/1/2006                                52,875
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 194,370
                 -----------------------------------------------------------------------------  --------------
                 METALS & MINING--0.0%
                 -----------------------------------------------------------------------------
        50,000   Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                      51,125
                 -----------------------------------------------------------------------------  --------------
                 OIL & GAS--0.1%
                 -----------------------------------------------------------------------------
        50,000   (c)Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                51,875
                 -----------------------------------------------------------------------------
        50,000   Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001                                    52,500
                 -----------------------------------------------------------------------------
        50,000   Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                               54,125
                 -----------------------------------------------------------------------------
        50,000   United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                              54,625
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 213,125
                 -----------------------------------------------------------------------------  --------------
                 PRINTING & PUBLISHING--0.1%
                 -----------------------------------------------------------------------------
        50,000   Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                         53,625
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 PRINTING & PUBLISHING--CONTINUED
                 -----------------------------------------------------------------------------
                 K-III Communications Corp., 500 Pfd. Shares, Series D, $10.00                  $       47,000
                 -----------------------------------------------------------------------------
 $      50,000   (c)Petersen Publishing, Sr. Sub. Note, 11.125%, 11/15/2006                             51,313
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 151,938
                 -----------------------------------------------------------------------------  --------------
                 SERVICES--0.0%
                 -----------------------------------------------------------------------------
        25,000   Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                           27,125
                 -----------------------------------------------------------------------------
        50,000   (c)Ryder TRS, Inc., Sr. Sub. Note, 10%, 12/1/2006                                      51,188
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                  78,313
                 -----------------------------------------------------------------------------  --------------
                 STEEL--0.1%
                 -----------------------------------------------------------------------------
        25,000   Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                     23,375
                 -----------------------------------------------------------------------------
        25,000   EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                         23,355
                 -----------------------------------------------------------------------------
        50,000   GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                        51,750
                 -----------------------------------------------------------------------------
        25,000   Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                           22,844
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 121,324
                 -----------------------------------------------------------------------------  --------------
                 SURFACE TRANSPORTATION--0.1%
                 -----------------------------------------------------------------------------
        25,000   Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                             24,875
                 -----------------------------------------------------------------------------
        50,000   Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                  54,500
                 -----------------------------------------------------------------------------
        25,000   Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                   25,125
                 -----------------------------------------------------------------------------
        50,000   (c)Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                                 50,750
                 -----------------------------------------------------------------------------
        50,000   Stena AB, Sr. Note, 10.50%, 12/15/2005                                                 53,563
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 208,813
                 -----------------------------------------------------------------------------  --------------
                 TELECOMMUNICATIONS & CELLULAR--0.3%
                 -----------------------------------------------------------------------------
        50,000   American Communications , Sr. Disc. Note, 0/12.75%, 4/1/2006                           27,375
                 -----------------------------------------------------------------------------
       100,000   (c)Brooks Fiber Properties, Sr. Disc. Note, 0/10.875%, 11/1/2006                       63,500
                 -----------------------------------------------------------------------------
       100,000   Intermedia Communications, Sr. Disc. Note, 0/12.50%, 5/15/2006                         66,250
                 -----------------------------------------------------------------------------
        50,000   Millicom International , Sr. Disc. Note, 13.50%, 6/1/2006                              29,625
                 -----------------------------------------------------------------------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
  OR FOREIGN                                                                                        VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 TELECOMMUNICATIONS & CELLULAR--CONTINUED
                 -----------------------------------------------------------------------------
 $      25,000*  (b)Mobilemedia Communication, Sr. Sub. Note, 9.375%, 11/1/2007                 $       13,750
                 -----------------------------------------------------------------------------
        75,000   Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                        56,813
                 -----------------------------------------------------------------------------
        50,000   Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                       50,313
                 -----------------------------------------------------------------------------
        50,000   Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                     50,500
                 -----------------------------------------------------------------------------
       100,000   Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                           68,500
                 -----------------------------------------------------------------------------
        50,000   Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                     50,375
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 477,001
                 -----------------------------------------------------------------------------  --------------
                 UTILITIES--0.1%
                 -----------------------------------------------------------------------------
        75,000   California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                             78,563
                 -----------------------------------------------------------------------------
                 El Paso Electric Co., 542 PIK Pfd. Shares, Series A, 11.40%                            59,756
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 138,319
                 -----------------------------------------------------------------------------  --------------
                 TOTAL HIGH YIELD BONDS                                                              5,183,186
                 -----------------------------------------------------------------------------  --------------
                 FOREIGN BONDS--5.4%
                 -----------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--0.3%
                 -----------------------------------------------------------------------------
       134,000   Queensland Treas Global, Local Government Guarantee, 8.00%, 5/14/2003                 114,452
                 -----------------------------------------------------------------------------
       175,000   Queensland Treas Global, Local Government Guarantee, 8.00%, 8/14/2001                 148,082
                 -----------------------------------------------------------------------------
       150,000   State Bank Of New South Wales, 12.25%, 2/26/2001                                      144,600
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 407,134
                 -----------------------------------------------------------------------------  --------------
                 BELGIAN FRANC--0.1%
                 -----------------------------------------------------------------------------
     2,112,000   Belgian Government, Bond, 6.50%, 3/31/2005                                             70,291
                 -----------------------------------------------------------------------------
     6,000,000   Belgium Kingdom, 7.75%, 10/15/2004                                                    215,500
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 285,791
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 CANADIAN DOLLAR--0.3%
                 -----------------------------------------------------------------------------
       290,000   Canada Government, Deb., 6.50%, 6/1/2004                                       $      224,809
                 -----------------------------------------------------------------------------
       375,000   Ontario Hydro, 9.00%, 6/24/2002                                                       324,816
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 549,625
                 -----------------------------------------------------------------------------  --------------
                 DENMARK KRONE--0.3%
                 -----------------------------------------------------------------------------
     1,844,000   Denmark-Bullet, Bond, 8.00%, 3/15/2006                                                341,528
                 -----------------------------------------------------------------------------
     1,200,000   Denmark, 8.00%, 5/15/2003                                                             224,757
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 566,285
                 -----------------------------------------------------------------------------  --------------
                 FRENCH FRANC--0.2%
                 -----------------------------------------------------------------------------
     1,044,000   France O.A.T., Bond, 7.25%, 4/25/2006                                                 224,037
                 -----------------------------------------------------------------------------
       150,500   France O.A.T., Bond, 7.50%, 4/25/2005                                                 208,383
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 432,420
                 -----------------------------------------------------------------------------  --------------
                 DEUTSCHE MARK--1.3%
                 -----------------------------------------------------------------------------
       300,000   Bundesobligationen, Deb., 7.25%, 10/20/1997                                           201,697
                 -----------------------------------------------------------------------------
       188,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                           116,973
                 -----------------------------------------------------------------------------
    33,000,000   KFW International Finance, 6.00%, 11/29/1999                                          331,738
                 -----------------------------------------------------------------------------
       350,000   KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                           243,116
                 -----------------------------------------------------------------------------
     1,400,000   KFW International Finance, 7.00%, 5/12/2000                                           289,947
                 -----------------------------------------------------------------------------
     1,100,000   Treuhandanstalt, 7.75%, 10/1/2002                                                     809,928
                 -----------------------------------------------------------------------------
       744,000   Treuhandanstalt, Foreign Government Guarantee, 6.875%,
                 6/11/2003                                                                             525,410
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               2,518,809
                 -----------------------------------------------------------------------------  --------------
                 IRISH POUND--0.2%
                 -----------------------------------------------------------------------------
       108,000   Irish Government, Bond, 6.5%, 10/18/2001                                              186,385
                 -----------------------------------------------------------------------------
       108,000   Treasury, Deb., 6.25%, 4/1/1999                                                       183,571
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 369,956
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 ITALIAN LIRA--0.4%
                 -----------------------------------------------------------------------------
   110,000,000   Btps, Bond, 10.50%, 11/1/2000                                                  $       81,711
                 -----------------------------------------------------------------------------
 1,040,000,000   Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                             770,141
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 851,852
                 -----------------------------------------------------------------------------  --------------
                 JAPANESE YEN--0.5%
                 -----------------------------------------------------------------------------
    65,000,000   Export-Import Bank Japan, 4.375%, 10/1/2003                                           649,857
                 -----------------------------------------------------------------------------
    42,000,000   Interamerican Development, Deb., 7.25%, 5/15/2000                                     442,954
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,092,811
                 -----------------------------------------------------------------------------  --------------
                 NETHERLAND GUILDERS --0.3%
                 -----------------------------------------------------------------------------
        70,000   Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                             42,366
                 -----------------------------------------------------------------------------
        90,000   Lkb-global Bond, Bank Guarantee, 6.00%, 1/25/2006                                      58,982
                 -----------------------------------------------------------------------------
       700,000   Netherlands Government, 5.75%, 1/15/2004                                              416,111
                 -----------------------------------------------------------------------------
       210,000   Netherlands Government, 6.00%, 1/15/2006                                              125,199
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 642,658
                 -----------------------------------------------------------------------------  --------------
                 NEW ZEALAND DOLLAR--0.1%
                 -----------------------------------------------------------------------------
       143,000   New Zealand Government, 8.00%, 2/15/2001                                              105,770
                 -----------------------------------------------------------------------------
       105,000   New Zealand Government, Bond, 8.00%, 7/15/1998                                         75,947
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 181,717
                 -----------------------------------------------------------------------------  --------------
                 NORWEGIAN KRONE--0.2%
                 -----------------------------------------------------------------------------
       800,000   NGB, Bond, 9.00%, 1/31/1999                                                           135,619
                 -----------------------------------------------------------------------------
       630,000   Norwegian Government, Bond, 7.00%, 5/31/2001                                          104,611
                 -----------------------------------------------------------------------------
       473,000   Norwegian Government, Foreign Government Guarantee, 5.75%, 11/30/2004          $       72,394
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 312,624
                 -----------------------------------------------------------------------------  --------------
                 PORTUGUESE ESCUDO--0.0%
                 -----------------------------------------------------------------------------
     8,250,000   Portuguese Ot's, Bond, 11.875%, 2/23/2000                                      $       61,649
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                         VALUE
   CURRENCY                                                                                        IN U.S.
  PAR AMOUNT                                                                                       DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
BONDS--CONTINUED
----------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 -----------------------------------------------------------------------------
                 SPANISH PESETA--0.3%
                 -----------------------------------------------------------------------------
    40,000,000   Spanish Government, 10.00%, 2/28/2005                                          $      366,898
                 -----------------------------------------------------------------------------
    29,000,000   Spanish Government, Bond, 8.80%, 4/30/2006                                            246,368
                 -----------------------------------------------------------------------------
     6,510,000   Spanish Government, Bond, 9.40%, 4/30/1999                                             54,034
                 -----------------------------------------------------------------------------
     6,480,000   Spanish Government., Deb., 10.10%, 2/28/2001                                           57,126
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 724,426
                 -----------------------------------------------------------------------------  --------------
                 SWEDISH KRONA--0.3%
                 -----------------------------------------------------------------------------
     1,000,000   Stadshypotekskas, Foreign Government Guarantee, Series 1551, 7.50%, 3/17/1999         155,221
                 -----------------------------------------------------------------------------
     2,300,000   Sweden, 6.00%, 2/9/2005                                                               324,399
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                                 479,620
                 -----------------------------------------------------------------------------  --------------
                 UNITED KINGDOM POUND--0.6%
                 -----------------------------------------------------------------------------
       127,000   British Gas PLC, 8.875%, 7/8/2008                                                     224,326
                 -----------------------------------------------------------------------------
       108,000   UK Treasury, Deb., 8.50%, 12/7/2005                                                   195,475
                 -----------------------------------------------------------------------------
       365,000   UK Conversion, 9.00%, 3/3/2000                                                        650,279
                 -----------------------------------------------------------------------------
        30,000   UK Treasury, Bond, 8.00%, 12/7/2015                                                    52,927
                 -----------------------------------------------------------------------------
       108,000   United Kingdom Treasury, Bond, 7.50%, 12/7/2006                                       181,346
                 -----------------------------------------------------------------------------  --------------
                 Total                                                                               1,304,353
                 -----------------------------------------------------------------------------  --------------
                 TOTAL FOREIGN BONDS                                                                10,781,730
                 -----------------------------------------------------------------------------  --------------
                 TOTAL BONDS (IDENTIFIED COST $125,107,565)                                        128,146,512
                 -----------------------------------------------------------------------------  --------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                                    VALUE
   PRINCIPAL                                                                                       IN U.S.
    AMOUNT                                                                                         DOLLARS
---------------  -----------------------------------------------------------------------------  --------------
(A)CASH EQUIVALENTS--6.0%
----------------------------------------------------------------------------------------------
                 (D)REPURCHASE AGREEMENTS--6.0%
                 -----------------------------------------------------------------------------
 $  11,150,000   BT Securities Corporation, 5.720%, dated 11/29/1996, due
                 12/2/1996                                                                      $   11,150,000
                 -----------------------------------------------------------------------------
     1,000,000   (e)Goldman Sachs Group, LP, 5.320%, dated 11/18/1996, due
                 12/18/1996                                                                          1,000,000
                 -----------------------------------------------------------------------------  --------------
                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                    12,150,000
                 -----------------------------------------------------------------------------  --------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $189,812,893)(F)                            $  200,235,951
                 -----------------------------------------------------------------------------  --------------


(a) This security is subject to dollar roll transactions.

(b) Non-income producing security.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $2,847,102 which represents 1.42% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.


(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.



(f) The cost of investments for federal tax purposes amounts to $189,924,376. The net unrealized appreciation of investments on a federal tax basis amounts to $10,311,575 which is comprised of $11,494,947 appreciation and $1,183,372 depreciation at November 30, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($200,883,298) at November 30, 1996.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GDR--Global Depository Receipt
LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company
SA--Support Agreement

TBA--To Be Announced



*MOBILEMEDIA COMMUNICATIONS.



On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.



**MID-AMERICAN WASTE SYSTEMS, INC.



On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost: $189,812,893,
and tax cost: $189,924,376)                                                                          $ 200,235,951
---------------------------------------------------------------------------------------------------
Cash denominated in foreign securities (identified cost: $401)                                                 401
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,944,223
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            692,567
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 179,160
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           27,506
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       203,079,808
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $ 977,682
----------------------------------------------------------------------------------------
Payable for dollar roll transactions                                                        964,786
----------------------------------------------------------------------------------------
Payable to Bank                                                                              70,164
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  72,034
----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                    6,501
----------------------------------------------------------------------------------------
Payable for foreign currency exchange contracts                                                 421
----------------------------------------------------------------------------------------
Accrued expenses                                                                            104,922
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                    2,196,510
---------------------------------------------------------------------------------------------------  -------------
Net Assets for 17,674,924 shares outstanding                                                         $ 200,883,298
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 186,775,845
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities
in foreign currency                                                                                     10,422,133
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency transactions,
and futures contracts                                                                                    2,038,887
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      1,646,433
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 200,883,298
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
Institutional Shares: $156,635,110 / 13,779,534 shares outstanding                                          $11.37
---------------------------------------------------------------------------------------------------  -------------
Select Shares: $44,248,188 / 3,895,390 shares outstanding                                                   $11.36
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $26,172)                                                  $1,288,418
----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $50,073) (net of foreign taxes withheld of $9,097)             8,443,514
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       9,731,932
----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,264,932
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    155,001
-----------------------------------------------------------------------------------------
Custodian fees                                                                               112,653
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      93,029
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,242
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 14,622
-----------------------------------------------------------------------------------------
Legal fees                                                                                     4,053
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     90,982
-----------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                     262,062
-----------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                               334,548
-----------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                       87,354
-----------------------------------------------------------------------------------------
Share registration costs                                                                      58,840
-----------------------------------------------------------------------------------------
Printing and postage                                                                          49,716
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,482
-----------------------------------------------------------------------------------------
Taxes                                                                                          2,684
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 18,146
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         2,557,346
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             $(179,385)
------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                              (87,354)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                       (267,638)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (534,377)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   2,022,969
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      7,708,963
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                 2,283,641
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets and liabilities in
foreign currency, and futures contracts                                                                4,291,960
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments, foreign currency, and futures contracts           6,575,601
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                                $14,284,564
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED       YEAR ENDED
                                                                                   NOVEMBER 30,     NOVEMBER 30,
                                                                                       1996             1995
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $   7,708,963    $   4,047,273
--------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts ($2,127,966 and $2,295,469, net gains, respectively,
as computed for federal tax purposes)                                                  2,283,641        2,155,646
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments, trans-
lation of assets and liabilities in foreign currency, and futures contracts            4,291,960        6,986,534
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from operations                                    14,284,564       13,189,453
--------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Shares                                                                (5,990,819)      (2,937,306)
--------------------------------------------------------------------------------
  Select Shares                                                                       (1,327,197)        (373,022)
--------------------------------------------------------------------------------
Distributions from net realized gains on investments, foreign currency transactions, and futures contracts
--------------------------------------------------------------------------------
  Institutional Shares                                                                (1,517,396)        --
--------------------------------------------------------------------------------
  Select Shares                                                                         (372,550)        --
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from distributions to shareholders                 (9,207,962)      (3,310,328)
--------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                         103,412,568       87,791,342
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                 5,072,213        1,555,355
--------------------------------------------------------------------------------
Cost of shares redeemed                                                              (41,180,003)     (18,214,182)
--------------------------------------------------------------------------------  ---------------  ---------------
    Change in net assets resulting from share transactions                            67,304,778       71,132,515
--------------------------------------------------------------------------------  ---------------  ---------------
         Change in net assets                                                         72,381,380       81,011,640
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                  128,501,918       47,490,278
--------------------------------------------------------------------------------  ---------------  ---------------
End of period (including undistributed net investment income of
$1,646,433 and $1,288,552, respectively)                                           $ 200,883,298    $ 128,501,918
--------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth And Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortization cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and passive foreign investment company transactions. The following reclassifications have been made to the financial statements.

          INCREASE (DECREASE)
  ACCUMULATED       UNDISTRIBUTED NET
  NET REALIZED          INVESTMENT
   GAIN/LOSS              INCOME
    $33,066             ($33,066)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended November 30, 1996, the Fund had realized gains of $376,628 on future contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts or the delayed delivery of securities or foreign currency exchange transactions. These contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1996, the Fund had outstanding foreign currency commitments as set forth below:

                                                                       IN                        UNREALIZED
                                SETTLEMENT       CONTRACTS TO       EXCHANGE     CONTRACTS      APPRECIATION
       CONTRACTS SOLD              DATE         DELIVER/RECEIVE        FOR       AT VALUE      (DEPRECIATION)
     Brazilian Real             12/02/1996             9,498        $   9,204    $   9,195        $       9
     New Zealand Dollar         12/03/1996            59,360           41,790       42,220             (430)
                                                     -------       -----------  -----------          ------
          Total                                       68,858           50,994       51,415             (421)
                                                     -------       -----------  -----------          ------


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                                                                                              ACQUISITION
     SECURITY                                                         ACQUISITION DATE            COST
     Abraxas Petroleum Corp.                                             11/05/1996            $   50,000
     Acer, Inc.                                                          07/19/1996                10,100
     Allied Waste , Sr. Sub. Note                                        11/25/1996                50,000
     Astor Corp., Sr. Sub. Note                                          10/02/1996                49,750
     Bayer Corp., Deb.                                              03/21/1996-04/17/1996         444,986
     Blue Bird Body Co.                                                  11/13/1996                49,848
     Bombay Suburban Electric Supply                                     02/29/1996                24,480
     Brooks Fiber Properties, Sr. Disc. Note                             11/01/1996                56,790
     Cheung Kong Infrastructure                                     07/11/1996-08/22/1996          29,944
     Chilectra S.A.                                                      02/28/1996                 5,428
     China Resources Bejing Land                                         11/05/1996                 2,621
     Clark Material, Sr. Note                                            11/22/1996                50,000
     Crompton Greaves Ltd.                                          07/01/1996-07/02/1996          29,758
     CS Wireless Systems, Inc.                                           02/16/1996                62,524
     Dade International, Inc., Sr. Sub. Note                        04/30/1996-05/17/1996          50,906
     Elevadores Atlas                                                    09/25/1996                20,494
     Euramax International Plc, Sr. Sub. Note                            09/18/1996                50,000
     First Nationwide Escrow, Sr. Sub. Note                              09/13/1996                50,625
     Freeport Terminal (Malta), Gtd. Global Note                         06/16/1994               284,100


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                              ACQUISITION
     SECURITY                                                         ACQUISITION DATE            COST
     Grupo Financiero Bancomer, S.A. de C.V., Class B               11/06/1995-01/17/1996      $   16,067
     ICON Fitness Corp., Sr. Disc. Note                                  11/15/1996                25,573
     International Home Foods, Sr. Sub. Note                             10/29/1996                50,000
     Japan Tobacco,                                                 06/17/1996-08/01/1996          83,299
     Larsen & Toubro Ltd.,                                               06/05/1996                39,800
     Mahindra and Mahindra                                          01/22/1996-02/02/1996          19,450
     Outsourcing Solutions, Sr. Sub. Note                                10/31/1996                50,000
     Petersen Publishing, Sr. Sub. Note                                  11/20/1996                50,000
     Prime Succession Acq., Sr. Sub. Note                                08/13/1996                50,000
     Rayovac Corp., Sr. Sub. Note                                        10/17/1996                50,000
     Ryder TRS, Inc., Sr. Sub. Note                                      11/20/1996                50,000
     Sakura Finance (Bermuda), Conv. Pfd                                 09/12/1996                54,397
     Shanghai Industrial Holdings LTD                                    05/23/1996                21,867
     Statia Terminals, 1st Mtg. Note                                     11/22/1996                50,000
     Steel Authority of India                                       04/22/1996-04/23/1996          18,769
     Sumitomo Bank International, Conv. Bond                             06/06/1996                18,360
     Tokheim Corporation, Sr. Sub. Note                             08/16/1996-09/04/1996          50,813
     Westinghouse Electric Corp., PEPS, Series C                    09/27/1995-03/14/1996         357,463
     World Financial, Pass Thru Cert., Series 96 WFP-B                   11/18/1996               250,000
     NGC Corp.                                                           11/15/1996                31,545


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                YEAR ENDED                   YEAR ENDED
                                                               NOVEMBER 30,                 NOVEMBER 30,
                                                                   1996                         1995
INSTITUTIONAL SHARES                                      SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               7,128,986  $   78,333,565    6,226,565  $   65,821,031
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      334,449       3,648,682      122,850       1,277,967
------------------------------------------------------
Shares redeemed                                          (2,992,691)    (32,944,715)  (1,487,709)    (15,675,825)
------------------------------------------------------  -----------  --------------  -----------  --------------
  Net change resulting from Institutional share
  transactions                                            4,470,744  $   49,037,532    4,861,706  $   51,423,173
------------------------------------------------------  -----------  --------------  -----------  --------------

                                                                YEAR ENDED                   YEAR ENDED
                                                               NOVEMBER 30,                 NOVEMBER 30,
                                                                   1996                         1995
SELECT SHARES                                             SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               2,283,902  $   25,079,003    2,065,372  $   21,970,311
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      130,571       1,423,531       26,322         277,388
------------------------------------------------------
Shares redeemed                                            (747,832)     (8,235,288)    (238,977)     (2,538,357)
------------------------------------------------------  -----------  --------------  -----------  --------------
  Net change resulting from Select share transactions     1,666,641  $   18,267,246    1,852,717  $   19,709,342
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from share
     transactions                                         6,137,385  $   67,304,778    6,714,423  $   71,132,515
------------------------------------------------------  -----------  --------------  -----------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's advisory


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $86,568 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $12,569 pursuant to this agreement.
GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
November 30, 1996, were as follows:

PURCHASES                                                                                           $  305,392,876
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  241,526,559
--------------------------------------------------------------------------------------------------  --------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

INDUSTRY                                                 % OF NET ASSETS
Aerospace & Military Technology                                0.2%
Agency                                                         1.2
Automotive                                                     0.3
Banking                                                        1.5
Basic Industry                                                 1.1
Beverage & Tobacco                                             0.3
Broadcast Radio & TV                                           0.2
Broadcasting & Publishing                                      0.3
Building Materials & Construction                              0.1
Business & Public Services                                     0.1
Business Equipment & Services                                  0.1
Cable Television                                               0.5
Chemicals & Plastics                                           0.6
Clothing & Textiles                                            0.0
Construction & Housing                                         0.2
Consumer Durables                                              0.7
Consumer Non-Durables                                          2.0
Consumer Products                                              0.1
Container & Glass Products                                     0.1
Cosmetics & Toiletries                                         0.0
Data Processing & Reproduction                                 0.0
Ecological Services & Equipment                                0.2


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INDUSTRY                                                % OF NET ASSETS
Electric Utilities: West                                       5.8%
Electronics                                                    0.8
Energy Equipment & Services                                    0.0
Energy Minerals                                                1.7
Energy Sources                                                 0.1
Financial                                                      8.6
Financial Intermediaries                                       1.4
Financial Services                                             0.2
Food & Drug Retailers                                          0.2
Food & Household Products                                      0.2
Food Products                                                  0.1
Forest Products                                                0.1
Forest Products & Paper                                        0.1
Government Agency                                             19.8
Health & Personal Care                                         0.3
Healthcare                                                     2.0
Hotels, Motels, Inns & Casinos                                 0.0
Industrial Components                                          0.0
Industrial Products & Equipment                                0.3
Insurance                                                      0.8
Leisure & Entertainment                                        0.1
Leisure & Tourism                                              0.2
Machinery & Equipment                                          0.5
Manufacturing                                                  0.1
Merchandising                                                  0.2
Metals & Mining                                                0.3
Metals--Non-Ferrous                                            0.1
Metals--Steel                                                  0.0
Mining                                                         0.0
Miscellaneous Materials & Commodities                          0.1
Multi-Industry                                                 0.2
Natural Gas Distribution                                       0.7
Oil/Gas Transmission                                           1.6
Pharmaceutical                                                 0.1
Printing & Publishing                                          0.3
Producer Manufacturing                                         1.0
Real Estate                                                    0.4
Recreation, Other Consumer Goods                               0.2
Retail Trade                                                   0.9


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INDUSTRY                                              % OF NET ASSETS
Services                                                       1.3%
Sovereign Government                                           4.5
State/Provincial                                               0.2
Steel                                                          0.1
Supranational                                                  0.2
Surface Transportation                                         0.1
Tobacco                                                        0.0
Technology                                                     1.7
Telecommunications                                             0.2
Telecommunications & Cellular                                  0.2
Transportation                                                 0.3
Treasury Securities                                           29.1
Utilities                                                      2.4
Wholesale & International Trade                                0.0


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Growth and Income Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Growth and Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Growth and Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Growth and Income Fund
                    Select Shares                                          Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global Research Corp.                        175 Water Street
                                                                           New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



                       [THIS PAGE INTENTIONALLY LEFT BLANK]



                                            FEDERATED MANAGED
                                            GROWTH AND INCOME FUND
                                            SELECT SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio
                                            of Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997

[LOGO OF FEDERATED INVESTORS]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

       Cusip 56166K404
       3122006A-SEL (1/97)

[RECYCLED PAPER LOGO]


FEDERATED MANAGED INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES
PROSPECTUS

The Select Shares of Federated Managed Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek current income. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value.

THE SELECT SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SELECT SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997



TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1


------------------------------------------------------



FINANCIAL HIGHLIGHTS--SELECT SHARES                                            2


------------------------------------------------------


GENERAL INFORMATION                                                            3


------------------------------------------------------



INVESTMENT INFORMATION                                                         3


------------------------------------------------------



  Investment Objective                                                         3


  Investment Policies                                                          3


  Investment Limitations                                                      14



TRUST INFORMATION                                                             15


------------------------------------------------------



  Management of the Trust                                                     15


  Distribution of Select Shares                                               19


  Administration of the Fund                                                  20


  Brokerage Transactions                                                      20



NET ASSET VALUE                                                               20


------------------------------------------------------



INVESTING IN SELECT SHARES                                                    21


------------------------------------------------------



  Share Purchases                                                             21


  Minimum Investment Required                                                 21


  What Shares Cost                                                            22


  Systematic Investment Program                                               22


  Certificates and Confirmations                                              22


  Dividends                                                                   22


  Capital Gains                                                               22


REDEEMING SELECT SHARES                                                       22


------------------------------------------------------



  Through a Financial Institution                                             23


  Telephone Redemption                                                        23


  Written Requests                                                            23


  Systematic Withdrawal Program                                               24


  Accounts with Low Balances                                                  24



SHAREHOLDER INFORMATION                                                       24


------------------------------------------------------



  Voting Rights                                                               24



TAX INFORMATION                                                               25


------------------------------------------------------



  Federal Income Tax                                                          25


  State and Local Taxes                                                       25



PERFORMANCE INFORMATION                                                       25


------------------------------------------------------



OTHER CLASSES OF SHARES                                                       26


------------------------------------------------------



FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    27


------------------------------------------------------



FINANCIAL STATEMENTS                                                          28


------------------------------------------------------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      58


------------------------------------------------------



APPENDIX                                                                      59


------------------------------------------------------



ADDRESSES                                                                     62


------------------------------------------------------



SUMMARY OF FUND EXPENSES


--------------------------------------------------------------------------------

                                                         SELECT SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.15%
12b-1 Fee (after waiver) (2).............................................................................       0.50%
Total Other Expenses.....................................................................................       0.85%
     Shareholder Services Fee.................................................................       0.25%
          Total Operating Expenses (3)...................................................................       1.50%



------------


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.75%.



(3) The total operating expenses would have been 2.35% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Select Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Select Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


     LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $15        $47        $82        $179


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 58.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994(A)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   10.54  $    9.77   $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.53       0.48        0.28
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.10       0.83       (0.25)
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                     0.63       1.31        0.03
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.54)     (0.54)      (0.26)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments,
  foreign currency transactions, and futures contracts                                (0.07)    --          --
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                 (0.61)     (0.54)      (0.26)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   10.56  $   10.54   $    9.77
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                       6.23%     13.76%       0.26%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.50%      1.50%       1.42%*
--------------------------------------------------------------------------------
  Net investment income                                                                5.02%      5.56%       5.24%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.85%      1.06%       1.26%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $25,459    $13,927      $3,198
--------------------------------------------------------------------------------
  Average commission rate paid                                                      $0.0003
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    164%       165%        153 %
--------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Trust's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares.

Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek current income. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 70 and 90 percent of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The Fund will invest between 10 and 30 percent of its assets in equities. The Fund's ability to invest a portion of its assets in equities offers the opportunity for higher return than other income-

oriented funds. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks, and equity reserves.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                                RANGE
BONDS                                       70-90%
U.S. Treasury Securities                    0-90%
Mortgage-Backed Securities                  0-45%
Investment-Grade Corporate Bonds            0-45%
High Yield Corporate Bonds                  0-10%
Foreign Bonds                               0-10%
EQUITIES                                    10-30%
Large Company Stocks                        0-30%
Utility Stocks                              0-15%
Small Company Stocks                        0-3%
Foreign Stocks                              0-3%
Equity Reserves                             0-12.5%


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, U.S. Treasury securities are judged to be unusually attractive relative to other asset categories, the allocation for U.S. Treasury securities may be moved to its upper limit. At other times, when U.S. Treasury securities appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than two nor more than four years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 90 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 45 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 45 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to ten percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to ten percent of its total assets in foreign bonds.


EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 30 percent of its total assets in large company stocks.

     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 15 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to three percent of its total assets in small company stocks.


     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to three percent of its total assets in foreign stocks.

     EQUITY RESERVES. When the adviser believes that a temporary defensive position is available, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 12.5 percent of its total assets in equity reserves.

ACCEPTABLE INVESTMENTS

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;


        notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;


        notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and


        notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

       other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

     The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 3% of its total assets in forward foreign currency exchange contracts.


OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense. SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. Prior to September 1995, the Sub-Adviser had not served as an investment adviser to mutual funds.

         The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.


     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.


     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an

     International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF SELECT SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of
 .75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE         NET ASSETS OF THE FEDERATED FUNDS
         .15%                    on the first $250 million
         .125%                   on the next $250 million
         .10%                    on the next $250 million
         .075%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. INVESTING IN SELECT SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Income Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Income Fund--Select Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SELECT SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.  Shares may be redeemed in any amount by mailing a
                          -
written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without a sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Select Shares and Institutional Shares.

From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Select Shares performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class.


To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.


FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 58.

                                                                                      YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995      1994(A)
--------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   10.54  $    9.76  $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.59       0.62       0.31
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.12       0.78      (0.25)
--------------------------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                                     0.71       1.40       0.06
--------------------------------------------------------------------------------  ---------  ---------  ---------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.62)     (0.62)     (0.30)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                 (0.07)    --         --
--------------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                                 (0.69)     (0.62)     (0.30)
--------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                    $   10.56  $   10.54  $    9.76
--------------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (B)                                                                       6.98%     14.74%      0.55%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             0.80%      0.75%      0.67%*
--------------------------------------------------------------------------------
  Net investment income                                                                5.72%      6.26%      6.02%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.80%      1.06%      1.01%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $67,122    $50,852    $34,692
--------------------------------------------------------------------------------
  Average commission rate paid                                                      $0.0003
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    164%       165%       153%
--------------------------------------------------------------------------------


  * Computed on an annualized basis.


(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 18, 1994 to May 24, 1994, the net investment income was distributed to the Trust's adviser.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES OR                                                                                       VALUE IN U.S.
     UNITS                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--11.2%
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--5.8%
                 --------------------------------------------------------------------------------
                 BASIC INDUSTRY--0.4%
                 --------------------------------------------------------------------------------
         3,400   Allegheny Teledyne, Inc.                                                          $      79,474
                 --------------------------------------------------------------------------------
           700   Betz Laboratories, Inc.                                                                  40,512
                 --------------------------------------------------------------------------------
           600   Du Pont (E.I.) de Nemours & Co.                                                          56,550
                 --------------------------------------------------------------------------------
         1,100   Great Lakes Chemical Corp.                                                               58,987
                 --------------------------------------------------------------------------------
         5,000   LTV Corporation                                                                          53,750
                 --------------------------------------------------------------------------------
         1,900   Morton International, Inc.                                                               76,712
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   365,985
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER DURABLES--0.2%
                 --------------------------------------------------------------------------------
         1,500   General Motors Corp., Class H                                                            81,750
                 --------------------------------------------------------------------------------
           800   General Motors Corp.                                                                     46,100
                 --------------------------------------------------------------------------------
         1,018   Martin Marietta Materials                                                                23,922
                 --------------------------------------------------------------------------------
         2,400   Rubbermaid, Inc.                                                                         57,600
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   209,372
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER NON-DURABLES--0.8%
                 --------------------------------------------------------------------------------
         1,000   Avon Products, Inc.                                                                      55,750
                 --------------------------------------------------------------------------------
           700   CPC International, Inc.                                                                  58,274
                 --------------------------------------------------------------------------------
         1,100   Dole Food, Inc., ACES, $2.7475                                                           43,862
                 --------------------------------------------------------------------------------
         1,000   Heinz (H.J.) Co.                                                                         37,874
                 --------------------------------------------------------------------------------
         3,600   IBP, Inc.                                                                                89,100
                 --------------------------------------------------------------------------------
           700   Kimberly-Clark Corp.                                                                     68,424
                 --------------------------------------------------------------------------------
         1,400   Philip Morris Cos., Inc.                                                                144,374
                 --------------------------------------------------------------------------------
         1,300   Tambrands, Inc.                                                                          55,574
                 --------------------------------------------------------------------------------
           700   Unilever N.V.                                                                           121,187
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   SHARES OR                                                                                          IN U.S.
     UNITS                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 CONSUMER NON-DURABLES--CONTINUED
                 --------------------------------------------------------------------------------
           800   V.F. Corp.                                                                        $      54,300
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   728,719
                 --------------------------------------------------------------------------------  -------------
                 ENERGY MINERALS--0.7%
                 --------------------------------------------------------------------------------
         1,600   Baker Hughes, Inc.                                                                       58,600
                 --------------------------------------------------------------------------------
         1,400   Chevron Corp.                                                                            93,800
                 --------------------------------------------------------------------------------
           800   Exxon Corp.                                                                              75,700
                 --------------------------------------------------------------------------------
         2,500   Occidental Petroleum Corp.                                                               60,000
                 --------------------------------------------------------------------------------
           300   Royal Dutch Petroleum Co.                                                                50,962
                 --------------------------------------------------------------------------------
           900   Texaco, Inc.                                                                             89,212
                 --------------------------------------------------------------------------------
         3,400   USX-Marathon Group                                                                       77,774
                 --------------------------------------------------------------------------------
         2,492   Union Pacific Resources Group, Inc.                                                      74,448
                 --------------------------------------------------------------------------------
           800   (a)Western Atlas, Inc.                                                                   56,400
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   636,896
                 --------------------------------------------------------------------------------  -------------
                 FINANCE--0.9%
                 --------------------------------------------------------------------------------
         1,448   Allstate Corp.                                                                           87,241
                 --------------------------------------------------------------------------------
           900   CIGNA Corp.                                                                             127,237
                 --------------------------------------------------------------------------------
         1,000   Chase Manhattan Corp.                                                                    94,500
                 --------------------------------------------------------------------------------
           500   Citicorp                                                                                 54,624
                 --------------------------------------------------------------------------------
           900   Dean Witter, Discover & Co.                                                              61,537
                 --------------------------------------------------------------------------------
         2,300   Federal National Mortgage Association                                                    94,874
                 --------------------------------------------------------------------------------
         1,000   Marsh & McLennan Cos., Inc.                                                             113,374
                 --------------------------------------------------------------------------------
         1,300   National City Corp.                                                                      60,287
                 --------------------------------------------------------------------------------
         1,100   Providian Corp.                                                                          58,850
                 --------------------------------------------------------------------------------
         1,200   Travelers Group, Inc.                                                                    54,000
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   806,524
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   SHARES OR                                                                                          IN U.S.
     UNITS                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 HEALTH CARE--0.7%
                 --------------------------------------------------------------------------------
         1,500   Abbott Laboratories                                                               $      83,625
                 --------------------------------------------------------------------------------
         1,500   (a)American Home Products Corp.                                                          96,375
                 --------------------------------------------------------------------------------
         1,900   Bard (C.R.), Inc.                                                                        53,200
                 --------------------------------------------------------------------------------
         2,700   (a)Biomet, Inc.                                                                          44,550
                 --------------------------------------------------------------------------------
           900   Bristol-Myers Squibb Co.                                                                102,375
                 --------------------------------------------------------------------------------
         1,350   Columbia/HCA Healthcare Corp.                                                            54,000
                 --------------------------------------------------------------------------------
         2,600   (a)Healthsource, Inc.                                                                    29,250
                 --------------------------------------------------------------------------------
           900   Merck & Co., Inc.                                                                        74,700
                 --------------------------------------------------------------------------------
         1,000   Smithkline Beecham, ADR                                                                  68,875
                 --------------------------------------------------------------------------------
         1,400   United Healthcare Corp.                                                                  60,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   667,325
                 --------------------------------------------------------------------------------  -------------
                 PRODUCER MANUFACTURING--0.4%
                 --------------------------------------------------------------------------------
           580   (a)FMC Corp.                                                                             44,805
                 --------------------------------------------------------------------------------
           700   General Electric Co.                                                                     72,800
                 --------------------------------------------------------------------------------
           900   Loews Corp.                                                                              83,475
                 --------------------------------------------------------------------------------
         1,100   Textron, Inc.                                                                           104,913
                 --------------------------------------------------------------------------------
         5,700   (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                    97,436
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   403,429
                 --------------------------------------------------------------------------------  -------------
                 RETAIL TRADE--0.3%
                 --------------------------------------------------------------------------------
         1,900   Dayton-Hudson Corp.                                                                      73,863
                 --------------------------------------------------------------------------------
         1,900   Sears, Roebuck & Co.                                                                     94,525
                 --------------------------------------------------------------------------------
         3,900   Wal-Mart Stores, Inc.                                                                    99,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   267,838
                 --------------------------------------------------------------------------------  -------------
                 SERVICES--0.2%
                 --------------------------------------------------------------------------------
         2,000   Block (H&R), Inc.                                                                        58,500
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   SHARES OR                                                                                          IN U.S.
     UNITS                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 SERVICES--CONTINUED
                 --------------------------------------------------------------------------------
         2,900   Browning-Ferris Industries, Inc.                                                  $      77,938
                 --------------------------------------------------------------------------------
           900   Gannett Co., Inc.                                                                        70,650
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   207,088
                 --------------------------------------------------------------------------------  -------------
                 TECHNOLOGY--0.4%
                 --------------------------------------------------------------------------------
         1,300   (a)Analog Devices, Inc.                                                                  41,763
                 --------------------------------------------------------------------------------
         1,900   Electronic Data Systems Corp.                                                            91,913
                 --------------------------------------------------------------------------------
           600   Intel Corp.                                                                              76,125
                 --------------------------------------------------------------------------------
           200   International Business Machines Corp.                                                    31,875
                 --------------------------------------------------------------------------------
           518   Lucent Technologies, Inc.                                                                26,548
                 --------------------------------------------------------------------------------
           900   Raytheon Co.                                                                             46,013
                 --------------------------------------------------------------------------------
         1,200   (a)Rockwell International Corp.                                                          77,100
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   391,337
                 --------------------------------------------------------------------------------  -------------
                 TRANSPORTATION--0.1%
                 --------------------------------------------------------------------------------
         2,200   (a)KLM Royal Dutch Airlines                                                              57,475
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.7%
                 --------------------------------------------------------------------------------
         1,600   AT&T Corp.                                                                               62,800
                 --------------------------------------------------------------------------------
         1,600   CMS Energy Corp.                                                                         52,000
                 --------------------------------------------------------------------------------
         1,100   (a)Columbia Gas System, Inc.                                                             71,088
                 --------------------------------------------------------------------------------
           900   Enron Corp.                                                                              41,175
                 --------------------------------------------------------------------------------
         1,100   FPL Group, Inc.                                                                          50,738
                 --------------------------------------------------------------------------------
         1,900   GTE Corp.                                                                                85,263
                 --------------------------------------------------------------------------------
         4,100   MCI Communications Corp.                                                                125,050
                 --------------------------------------------------------------------------------
         2,200   Pacific Gas & Electric Co.                                                               53,075
                 --------------------------------------------------------------------------------
         2,100   Southern Co.                                                                             46,725
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   SHARES OR                                                                                          IN U.S.
     UNITS                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 UTILITIES--CONTINUED
                 --------------------------------------------------------------------------------
         1,900   TECO Energy, Inc.                                                                 $      46,313
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   634,227
                 --------------------------------------------------------------------------------  -------------
                 TOTAL LARGE COMPANY                                                                   5,376,215
                 --------------------------------------------------------------------------------  -------------
                 UTILITY STOCKS--5.4%
                 --------------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--1.5%
                 --------------------------------------------------------------------------------
         7,900   CMS Energy Corp.                                                                        256,750
                 --------------------------------------------------------------------------------
         7,764   Cinergy Corp.                                                                           260,094
                 --------------------------------------------------------------------------------
        10,400   DPL, Inc.                                                                               253,500
                 --------------------------------------------------------------------------------
         9,100   Illinova Corp.                                                                          241,150
                 --------------------------------------------------------------------------------
         6,700   NIPSCO Industries, Inc.                                                                 259,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,271,119
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: EAST--0.8%
                 --------------------------------------------------------------------------------
         8,500   DQE, Inc.                                                                               250,750
                 --------------------------------------------------------------------------------
         7,800   GPU, Inc.                                                                               262,275
                 --------------------------------------------------------------------------------
         9,900   Peco Energy Co.                                                                         252,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   765,475
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: SOUTH--1.3%
                 --------------------------------------------------------------------------------
         5,200   Duke Power Co.                                                                          241,150
                 --------------------------------------------------------------------------------
         5,600   FPL Group, Inc.                                                                         258,300
                 --------------------------------------------------------------------------------
        10,800   Southern Co.                                                                            240,300
                 --------------------------------------------------------------------------------
        10,200   TECO Energy, Inc.                                                                       248,625
                 --------------------------------------------------------------------------------
         6,000   Texas Utilities Co.                                                                     237,000
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,225,375
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: WEST--0.5%
                 --------------------------------------------------------------------------------
        11,800   Pacificorp                                                                              247,800
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   SHARES OR
   UNITS OR                                                                                            VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 --------------------------------------------------------------------------------
                 ELECTRIC UTILITIES: WEST--CONTINUED
                 --------------------------------------------------------------------------------
         8,100   Pinnacle West Capital Corp.                                                       $     252,113
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   499,913
                 --------------------------------------------------------------------------------  -------------
                 NATURAL GAS DISTRIBUTION--0.5%
                 --------------------------------------------------------------------------------
         8,200   MCN Corp.                                                                               235,750
                 --------------------------------------------------------------------------------
         7,400   Pacific Enterprises                                                                     226,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   462,375
                 --------------------------------------------------------------------------------  -------------
                 OIL/GAS TRANSMISSION--0.8%
                 --------------------------------------------------------------------------------
         5,400   Enron Corp.                                                                             247,050
                 --------------------------------------------------------------------------------
         6,400   Panenergy Corp.                                                                         281,600
                 --------------------------------------------------------------------------------
         4,500   Williams Companies, Inc.                                                                252,563
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   781,213
                 --------------------------------------------------------------------------------  -------------
                 TOTAL UTILITY STOCKS                                                                  5,005,470
                 --------------------------------------------------------------------------------  -------------
                 TOTAL STOCKS (IDENTIFIED COST $9,087,072)                                            10,381,685
                 --------------------------------------------------------------------------------  -------------
BONDS--83.6%
-------------------------------------------------------------------------------------------------
                 TREASURY--38.7%
                 --------------------------------------------------------------------------------
$   10,390,000   United States Treasury Note, 6.00%, 8/31/1997                                        10,435,093
                 --------------------------------------------------------------------------------
    10,000,000   United States Treasury Note, 6.50%, 5/15/1997                                        10,058,400
                 --------------------------------------------------------------------------------
    14,900,000   United States Treasury Note, 8.125%, 2/15/1998                                       15,353,407
                 --------------------------------------------------------------------------------  -------------
                 TOTAL TREASURY                                                                       35,846,900
                 --------------------------------------------------------------------------------  -------------
                 MORTGAGE-BACKED SECURITIES--26.8%
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--26.8%
                 --------------------------------------------------------------------------------
        56,689   Federal Home Loan Mortgage Corp., 9.50%, 6/1/2021                                        61,235
                 --------------------------------------------------------------------------------
       129,768   Federal Home Loan Mortgage Corp., 9.50%, 4/1/2021                                       140,175
                 --------------------------------------------------------------------------------
       447,034   Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                                       454,155
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 --------------------------------------------------------------------------------
 $     239,440   Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                                 $     238,689
                 --------------------------------------------------------------------------------
     1,015,695   Federal Home Loan Mortgage Corp., 6.50%, 9/1/2025                                       990,181
                 --------------------------------------------------------------------------------
     1,467,141   Federal Home Loan Mortgage Corp., 8.00%, 4/1/2024                                     1,511,141
                 --------------------------------------------------------------------------------
     1,023,585   Federal Home Loan Mortgage Corp., 7.00%, 2/1/2026                                     1,018,457
                 --------------------------------------------------------------------------------
       888,471   Federal Home Loan Mortgage Corp., 6.50%, 4/1/2026                                       864,305
                 --------------------------------------------------------------------------------
       937,519   Federal Home Loan Mortgage Corp., 7.50%, 7/1/2026                                       950,391
                 --------------------------------------------------------------------------------
     1,223,687   Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                                     1,215,635
                 --------------------------------------------------------------------------------
       348,502   Federal Home Loan Mortgage Corp., 8.00%, 9/1/2010                                       360,153
                 --------------------------------------------------------------------------------
       744,964   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                       751,937
                 --------------------------------------------------------------------------------
       593,158   Federal Home Loan Mortgage Corp., 6.00%, 5/1/2003                                       584,990
                 --------------------------------------------------------------------------------
       491,960   Federal National Mortgage Association, 7.00%, 5/1/2001                                  501,331
                 --------------------------------------------------------------------------------
       464,534   Federal National Mortgage Association, 7.00%, 7/1/2024                                  461,189
                 --------------------------------------------------------------------------------
       817,159   Federal National Mortgage Association, 8.50%, 7/1/2024                                  852,648
                 --------------------------------------------------------------------------------
       679,527   Federal National Mortgage Association, 9.50%, 10/1/2024                                 736,994
                 --------------------------------------------------------------------------------
       590,658   Federal National Mortgage Association, 7.50%, 10/1/2011                                 603,387
                 --------------------------------------------------------------------------------
       419,960   Federal National Mortgage Association, 8.00%, 11/1/2024                                 431,895
                 --------------------------------------------------------------------------------
       466,702   Federal National Mortgage Association, 9.00%, 2/1/2025                                  493,678
                 --------------------------------------------------------------------------------
       136,311   Federal National Mortgage Association, 8.50%, 2/1/2024                                  142,231
                 --------------------------------------------------------------------------------
       884,757   Federal National Mortgage Association, 7.50%, 7/1/2025                                  896,639
                 --------------------------------------------------------------------------------
       924,807   Federal National Mortgage Association, 7.00%, 7/1/2025                                  918,898
                 --------------------------------------------------------------------------------
     1,014,503   Federal National Mortgage Association, 6.00%, 3/1/2011                                  990,794
                 --------------------------------------------------------------------------------
       958,321   Federal National Mortgage Association, 6.50%, 2/1/2026                                  932,753
                 --------------------------------------------------------------------------------
     1,007,163   Federal National Mortgage Association, 7.50%, 10/1/2026                               1,020,689
                 --------------------------------------------------------------------------------
       465,285   Federal National Mortgage Association, 7.00%, 8/1/2011                                  469,058
                 --------------------------------------------------------------------------------
       246,620   Federal National Mortgage Association, 6.50%, 7/1/2011                                  244,689
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 --------------------------------------------------------------------------------
 $     350,014   Federal National Mortgage Association, 10.50%, 1/1/2021                           $     388,620
                 --------------------------------------------------------------------------------
     1,010,007   Government National Mortgage Association, 8.00%, 6/15/2022                            1,047,559
                 --------------------------------------------------------------------------------
       907,871   Government National Mortgage Association, 7.00%, 10/15/2023                             908,424
                 --------------------------------------------------------------------------------
       527,480   Government National Mortgage Association, 8.50%, 10/15/2024                             551,043
                 --------------------------------------------------------------------------------
     1,500,362   Government National Mortgage Association, 7.50%, 3/15/2026                            1,522,372
                 --------------------------------------------------------------------------------
       673,201   Government National Mortgage Association, 7.00%, 7/15/2024                              669,828
                 --------------------------------------------------------------------------------
       850,000   (c)Government National Mortgage Association TBA, 9.00%                                  901,519
                 --------------------------------------------------------------------------------  -------------
                 TOTAL MORTGAGE-BACKED SECURITIES                                                     24,827,682
                 --------------------------------------------------------------------------------  -------------
                 HIGH YIELD BONDS--2.9%
                 --------------------------------------------------------------------------------
                 AUTOMOTIVE--0.1%
                 --------------------------------------------------------------------------------
        50,000   Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                              55,750
                 --------------------------------------------------------------------------------
        50,000   Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                              53,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   109,375
                 --------------------------------------------------------------------------------  -------------
                 BANKING--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                            53,500
                 --------------------------------------------------------------------------------  -------------
                 BEVERAGE & TOBACCO--0.0%
                 --------------------------------------------------------------------------------
        25,000   Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                                  23,250
                 --------------------------------------------------------------------------------  -------------
                 BROADCAST RADIO & TV--0.3%
                 --------------------------------------------------------------------------------
                 Chancellor Radio Broadcasting Co., 500 PIK Pfd. Shares, 12.25%                           55,500
                 --------------------------------------------------------------------------------
        25,000   Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                              23,938
                 --------------------------------------------------------------------------------
        50,000   Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                    48,500
                 --------------------------------------------------------------------------------
        25,000   Pegasus Media, Note, 12.50%, 7/1/2005                                                    27,125
                 --------------------------------------------------------------------------------
        25,000   SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                 26,313
                 --------------------------------------------------------------------------------
        50,000   Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                               50,375
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 BROADCAST RADIO & TV--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   Sullivan Broadcasting, Sr. Sub. Note, 10.25%, 12/15/2005                          $      25,063
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   256,814
                 --------------------------------------------------------------------------------  -------------
                 BUSINESS EQUIPMENT & SERVICES--0.1%
                 --------------------------------------------------------------------------------
        50,000   Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                           54,750
                 --------------------------------------------------------------------------------
        25,000   Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                    27,875
                 --------------------------------------------------------------------------------
        25,000   United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                                27,719
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   110,344
                 --------------------------------------------------------------------------------  -------------
                 CABLE TELEVISION--0.3%
                 --------------------------------------------------------------------------------
        50,000   Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                              50,625
                 --------------------------------------------------------------------------------
        50,000   Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                             51,750
                 --------------------------------------------------------------------------------
        50,000   Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                             34,875
                 --------------------------------------------------------------------------------
        25,000   Echostar Satellite Broadcasting Corp., Sr. Disc. Note,
                 0/13.125%, 3/15/2004                                                                     19,125
                 --------------------------------------------------------------------------------
        50,000   International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                     32,313
                 --------------------------------------------------------------------------------
        25,000   People's Choice--TV, Unit, 0/13.125%, 6/1/2004                                            9,875
                 --------------------------------------------------------------------------------
        25,000   Rogers Cablesystems Inc., Sr. Secd. 2nd Priority Note,
                 10.00%, 12/1/2007                                                                        26,500
                 --------------------------------------------------------------------------------
        50,000   Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                        34,250
                 --------------------------------------------------------------------------------
        50,000   UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                               26,750
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   286,063
                 --------------------------------------------------------------------------------  -------------
                 CHEMICALS & PLASTICS--0.2%
                 --------------------------------------------------------------------------------
        50,000   (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                        51,000
                 --------------------------------------------------------------------------------
        25,000   Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                  28,188
                 --------------------------------------------------------------------------------
        50,000   Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                             51,625
                 --------------------------------------------------------------------------------
        33,000   Polymer Group, Sr. Note, 12.25%, 7/15/2002                                               35,805
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                            $      21,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   188,243
                 --------------------------------------------------------------------------------  -------------
                 CLOTHING & TEXTILES--0.1%
                 --------------------------------------------------------------------------------
        50,000   Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                               51,625
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Hosiery Corp. of America, Sr. Sub. Note, 13.75%, 8/1/2002                                27,625
                 --------------------------------------------------------------------------------
                 Hosiery Corp. of America, 25 Common Shares                                                  138
                 --------------------------------------------------------------------------------
        25,000   Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                          24,875
                 --------------------------------------------------------------------------------
        25,000   Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                            26,125
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,763
                 --------------------------------------------------------------------------------  -------------
                 CONTAINER & GLASS PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        50,000   Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                    52,250
                 --------------------------------------------------------------------------------
        25,000   Packaging Resources, Inc., Sr. Note, 11.625%, 5/1/2003                                   26,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,625
                 --------------------------------------------------------------------------------  -------------
                 COSMETICS & TOILETRIES--0.0%
                 --------------------------------------------------------------------------------
        25,000   Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                               26,313
                 --------------------------------------------------------------------------------  -------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                        51,313
                 --------------------------------------------------------------------------------
        50,000   (a)*Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                          20,500
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    71,813
                 --------------------------------------------------------------------------------  -------------
                 FOOD & DRUG RETAILERS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                              26,750
                 --------------------------------------------------------------------------------
        50,000   Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                         51,938
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,688
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 FOOD PRODUCTS--0.0%
                 --------------------------------------------------------------------------------
 $      25,000   Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                             $      27,500
                 --------------------------------------------------------------------------------  -------------
                 FOREST PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Four M Corp, Sr. Note, 12.00%, 6/1/2006                                                  25,813
                 --------------------------------------------------------------------------------
        25,000   Repap New Brunswick, 2nd Priority Sr. Secd. Note,
                 10.625%, 4/15/2005                                                                       24,375
                 --------------------------------------------------------------------------------
        25,000   Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                                22,750
                 --------------------------------------------------------------------------------
        25,000   Stone Container, Sr. Note, 11.50%, 10/1/2004                                             26,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    99,313
                 --------------------------------------------------------------------------------  -------------
                 HEALTHCARE--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                            54,250
                 --------------------------------------------------------------------------------  -------------
                 HOTELS, MOTELS, INNS & CASINOS--0.0%
                 --------------------------------------------------------------------------------
        25,000   Courtyard by Marriott, Sr. Note, 10.75%, 2/1/2008                                        26,500
                 --------------------------------------------------------------------------------  -------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        25,000   Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                     28,063
                 --------------------------------------------------------------------------------
        25,000   Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                      25,625
                 --------------------------------------------------------------------------------
        50,000   Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                    52,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   106,313
                 --------------------------------------------------------------------------------  -------------
                 LEISURE & ENTERTAINMENT--0.2%
                 --------------------------------------------------------------------------------
        50,000   AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                31,875
                 --------------------------------------------------------------------------------
        25,000   Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                             26,188
                 --------------------------------------------------------------------------------
        50,000   Premier Parks, Sr. Note, 12.00%, 8/15/2003                                               54,750
                 --------------------------------------------------------------------------------
        75,000   Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                          69,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   182,188
                 --------------------------------------------------------------------------------  -------------
                 MACHINERY & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        50,000   Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                         52,500
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 MACHINERY & EQUIPMENT--CONTINUED
                 --------------------------------------------------------------------------------
 $      33,000   Primeco, Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                    $      37,620
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    90,120
                 --------------------------------------------------------------------------------  -------------
                 OIL & GAS--0.0%
                 --------------------------------------------------------------------------------
        25,000   Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                 27,063
                 --------------------------------------------------------------------------------  -------------
                 PRINTING & PUBLISHING--0.1%
                 --------------------------------------------------------------------------------
        50,000   Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                           53,625
                 --------------------------------------------------------------------------------  -------------
                 REAL ESTATE--0.0%
                 --------------------------------------------------------------------------------
        25,000   Trizec Finance, Sr. Note, 10.875%, 10/15/2005                                            27,688
                 --------------------------------------------------------------------------------  -------------
                 STEEL--0.1%
                 --------------------------------------------------------------------------------
        25,000   Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                       23,375
                 --------------------------------------------------------------------------------
        25,000   GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                          25,875
                 --------------------------------------------------------------------------------
        25,000   Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                             22,844
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    72,094
                 --------------------------------------------------------------------------------  -------------
                 SURFACE TRANSPORTATION--0.1%
                 --------------------------------------------------------------------------------
        25,000   Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                               24,875
                 --------------------------------------------------------------------------------
        25,000   Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                    27,250
                 --------------------------------------------------------------------------------
        25,000   Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                     25,125
                 --------------------------------------------------------------------------------
        50,000   Stena AB, Sr. Note, 10.50%, 12/15/2005                                                   53,563
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   130,813
                 --------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS & CELLULAR--0.3%
                 --------------------------------------------------------------------------------
        50,000   American Communications, Sr. Disc. Note, 0/12.75%, 4/1/2006                              27,375
                 --------------------------------------------------------------------------------
        50,000   Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                                29,125
                 --------------------------------------------------------------------------------
        50,000   Intermedia Communications, Sr. Disc. Note, 0/12.50%, 5/15/2006                           33,125
                 --------------------------------------------------------------------------------
        50,000   Millicom International, Sr. Disc. Note, 13.50%, 6/1/2006                                 29,625
                 --------------------------------------------------------------------------------
        25,000   Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                          18,938
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 TELECOMMUNICATIONS & CELLULAR--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                  $      25,156
                 --------------------------------------------------------------------------------
        50,000   Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                             34,250
                 --------------------------------------------------------------------------------
        50,000   Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                       50,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   247,969
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.1%
                 --------------------------------------------------------------------------------
        50,000   California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                               52,375
                 --------------------------------------------------------------------------------
                 El Paso Electric Co., 542 PIK Pfd. Shares, Series A, 11.40%                              59,771
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   112,146
                 --------------------------------------------------------------------------------  -------------
                 TOTAL HIGH YIELD BONDS                                                                2,670,998
                 --------------------------------------------------------------------------------  -------------
                 INVESTMENT GRADE BONDS--9.7%
                 --------------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.3%
                 --------------------------------------------------------------------------------
       250,000   McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                                      270,558
                 --------------------------------------------------------------------------------  -------------
                 BANKING--1.2%
                 --------------------------------------------------------------------------------
       250,000   Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                            270,648
                 --------------------------------------------------------------------------------
       250,000   Chase Manhattan, Sub. Note, 8.00%, 5/1/2005                                             255,975
                 --------------------------------------------------------------------------------
       200,000   National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                   217,754
                 --------------------------------------------------------------------------------
       350,000   Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                          375,641
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,120,018
                 --------------------------------------------------------------------------------  -------------
                 BEVERAGE & TOBACCO--0.4%
                 --------------------------------------------------------------------------------
       100,000   Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                         97,875
                 --------------------------------------------------------------------------------
       250,000   RJR Nabisco, Inc., Note, 9.25%, 8/15/2013                                               257,910
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   355,785
                 --------------------------------------------------------------------------------  -------------
                 CABLE TELEVISION--0.5%
                 --------------------------------------------------------------------------------
       400,000   TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                           443,128
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--0.4%
                 --------------------------------------------------------------------------------
 $     350,000   (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                            $     355,502
                 --------------------------------------------------------------------------------  -------------
                 ELECTRONICS--0.2%
                 --------------------------------------------------------------------------------
       200,000   Harris Corp, Deb., 10.375%, 12/1/2018                                                   224,632
                 --------------------------------------------------------------------------------  -------------
                 FINANCE--RETAIL--0.3%
                 --------------------------------------------------------------------------------
       250,000   Household Finance, Deb., 6.45%, 2/1/2009                                                243,993
                 --------------------------------------------------------------------------------  -------------
                 FINANCIAL INTERMEDIARIES--1.4%
                 --------------------------------------------------------------------------------
        85,000   American General Corp., S.F. Deb., 9.625%, 2/1/2018                                      91,969
                 --------------------------------------------------------------------------------
       250,000   Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                              294,400
                 --------------------------------------------------------------------------------
       325,000   Lehman Bros., Inc., Sr. Sub. Note, 6.125%, 2/1/2001                                     320,866
                 --------------------------------------------------------------------------------
       200,000   Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004                                       201,732
                 --------------------------------------------------------------------------------
       100,000   Salomon, Inc., Sr. Note, 9.00%, 2/15/1999                                               105,541
                 --------------------------------------------------------------------------------
       300,000   Salomon, Inc., Sr. Note, 7.02%, 9/25/1998                                               304,473
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,318,981
                 --------------------------------------------------------------------------------  -------------
                 FOOD & DRUG RETAILERS--0.3%
                 --------------------------------------------------------------------------------
       225,000   Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                          239,830
                 --------------------------------------------------------------------------------  -------------
                 GOVERNMENT AGENCY--0.3%
                 --------------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 8.59%, 2/3/2005                                  257,453
                 --------------------------------------------------------------------------------  -------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                 --------------------------------------------------------------------------------
       250,000   Joy Technologies, Inc, Sr. Note, 10.25%, 9/1/2003                                       276,850
                 --------------------------------------------------------------------------------  -------------
                 INSURANCE--1.0%
                 --------------------------------------------------------------------------------
       350,000   Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                             425,338
                 --------------------------------------------------------------------------------
       265,000   Continental Corp, Note, 8.25%, 4/15/1999                                                277,166
                 --------------------------------------------------------------------------------
       250,000   Sunamerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                    260,716
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   963,220
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
  OR FOREIGN                                                                                           VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 OIL & GAS--0.6%
                 --------------------------------------------------------------------------------
 $     275,000   Tosco Corp, Sr. Note, 7.625%, 5/15/2006                                           $     290,664
                 --------------------------------------------------------------------------------
       250,000   USX Corp., Note, 6.375%, 7/15/1998                                                      251,280
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   541,944
                 --------------------------------------------------------------------------------  -------------
                 PRINTING & PUBLISHING--0.4%
                 --------------------------------------------------------------------------------
       400,000   News America Holdings, Sr. Note, 7.50%, 3/1/2000                                        413,252
                 --------------------------------------------------------------------------------  -------------
                 SERVICES--0.3%
                 --------------------------------------------------------------------------------
       250,000   Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                          257,828
                 --------------------------------------------------------------------------------  -------------
                 SOVEREIGN GOVERNMENT--1.0%
                 --------------------------------------------------------------------------------
       300,000   (b)Freeport Terminal (Malta), GTD. Global Note, 7.50%, 3/29/2009                        315,453
                 --------------------------------------------------------------------------------
       250,000   Quebec Province, Deb., 7.50%, 7/15/2023                                                 257,623
                 --------------------------------------------------------------------------------
       100,000   Republic of South Africa, Global Bond Deb., 9.625%, 12/15/1999                          107,125
                 --------------------------------------------------------------------------------
       250,000   Republic of Colombia, Note, 7.25%, 2/15/2003                                            248,668
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   928,869
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.8%
                 --------------------------------------------------------------------------------
       300,000   Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005                                          304,782
                 --------------------------------------------------------------------------------
       300,000   Gulf States Util, FMB, 6.75%, 10/1/1998                                                 301,401
                 --------------------------------------------------------------------------------
       125,000   Pedernales Electric Co-op, 10.875%, 9/1/2017                                            136,294
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   742,477
                 --------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENT GRADE BONDS                                                          8,954,320
                 --------------------------------------------------------------------------------  -------------
                 FOREIGN BONDS--5.5%
                 --------------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--0.2%
                 --------------------------------------------------------------------------------
        78,000   Queensland Treas Global, Local Gov't. Guarantee, 8.00%, 5/14/2003                        66,622
                 --------------------------------------------------------------------------------
        65,000   Queensland Treas Global, Local Gov't. Guarantee, 8.00%, 8/14/2001                        55,002
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--CONTINUED
                 --------------------------------------------------------------------------------
       100,000   State Bank of New South Wales, 12.25%, 2/26/2001                                  $      96,400
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   218,024
                 --------------------------------------------------------------------------------  -------------
                 BELGIUM FRANC--0.1%
                 --------------------------------------------------------------------------------
       514,000   Belgian Govt., Bond, 6.50%, 3/31/2005                                                    17,107
                 --------------------------------------------------------------------------------
     2,000,000   Belgium Kingdom, 7.75%, 10/15/2004                                                       71,833
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    88,940
                 --------------------------------------------------------------------------------  -------------
                 CANADIAN DOLLAR--0.3%
                 --------------------------------------------------------------------------------
       167,000   Canada Government, Deb., 6.50%, 6/1/2004                                                129,459
                 --------------------------------------------------------------------------------
       200,000   Ontario Hydro, 9.00%, 6/24/2002                                                         173,235
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   302,694
                 --------------------------------------------------------------------------------  -------------
                 DANISH KRONE--0.3%
                 --------------------------------------------------------------------------------
       898,000   Denmark--Bullet, Bond, 8.00%, 3/15/2006                                                 166,319
                 --------------------------------------------------------------------------------
       600,000   Denmark, 8.00%, 5/15/2003                                                               112,378
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   278,697
                 --------------------------------------------------------------------------------  -------------
                 FRENCH FRANC--0.2%
                 --------------------------------------------------------------------------------
       270,000   France O.A.T., Bond, 7.25%, 4/25/2006                                                    57,941
                 --------------------------------------------------------------------------------
        73,000   France O.A.T., Bond, 7.50%, 4/25/2005                                                   101,076
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   159,017
                 --------------------------------------------------------------------------------  -------------
                 DEUTSCHE MARK--1.5%
                 --------------------------------------------------------------------------------
        79,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                              49,154
                 --------------------------------------------------------------------------------
    38,000,000   KFW International Finance, 6.00%, 11/29/1999                                            382,001
                 --------------------------------------------------------------------------------
       100,000   KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                              69,462
                 --------------------------------------------------------------------------------
       600,000   KFW International Finance, 7.00%, 5/12/2000                                             124,263
                 --------------------------------------------------------------------------------
       700,000   Treuhandanstalt, 7.75%, 10/1/2002                                                       515,409
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 DEUTSCHE MARK--CONTINUED
                 --------------------------------------------------------------------------------
       408,000   Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                      $     288,128
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,428,417
                 --------------------------------------------------------------------------------  -------------
                 IRISH POUND--0.1%
                 --------------------------------------------------------------------------------
        20,000   Irish Govt, Bond, 6.50%, 10/18/2001                                                      34,516
                 --------------------------------------------------------------------------------
        20,000   Treasury, Deb., 6.25%, 4/1/1999                                                          33,995
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    68,511
                 --------------------------------------------------------------------------------  -------------
                 ITALIAN LIRA--0.5%
                 --------------------------------------------------------------------------------
    80,000,000   BTPS, Bond, 10.50%, 11/1/2000                                                            59,426
                 --------------------------------------------------------------------------------
   480,000,000   Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                               355,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   414,876
                 --------------------------------------------------------------------------------  -------------
                 JAPANESE YEN--0.4%
                 --------------------------------------------------------------------------------
    24,000,000   Export-Import Bank Japan, 4.375%, 10/1/2003                                             239,947
                 --------------------------------------------------------------------------------
    10,000,000   Interamerican Development, Deb., 7.25%, 5/15/2000                                       105,465
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   345,412
                 --------------------------------------------------------------------------------  -------------
                 NETHERLANDS GUILDER--0.3%
                 --------------------------------------------------------------------------------
        40,000   Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                               24,209
                 --------------------------------------------------------------------------------
        60,000   LKB-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                          39,321
                 --------------------------------------------------------------------------------
       350,000   Netherlands Government, 5.75%, 1/15/2004                                                208,055
                 --------------------------------------------------------------------------------
        60,000   Netherlands Government, 6.00%, 1/15/2006                                                 35,771
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   307,356
                 --------------------------------------------------------------------------------  -------------
                 NEW ZEALAND DOLLAR--0.1%
                 --------------------------------------------------------------------------------
        41,000   New Zealand Government, 8.00%, 2/15/2001                                                 30,326
                 --------------------------------------------------------------------------------
        70,000   New Zealand Government, Bond, 8.00%, 7/15/1998                                           50,632
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    80,958
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 NORWEGIAN KRONE--0.2%
                 --------------------------------------------------------------------------------
       330,000   NGB, Bond, 9.00%, 1/31/1999                                                       $      55,943
                 --------------------------------------------------------------------------------
       420,000   Norwegian Government, Bond, 7.00%, 5/31/2001                                             69,740
                 --------------------------------------------------------------------------------
       315,000   Norwegian Govt., Foreign Gov't. Guarantee, 5.75%, 11/30/2004                             48,212
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   173,895
                 --------------------------------------------------------------------------------  -------------
                 PORTUGUESE ESCUDO--0.0%
                 --------------------------------------------------------------------------------
     4,500,000   Portuguese Ot's, Bond, 11.875%, 2/23/2000                                                33,627
                 --------------------------------------------------------------------------------  -------------
                 SPANISH PESETA--0.4%
                 --------------------------------------------------------------------------------
    20,000,000   Spanish Government, 10.00%, 2/28/2005                                                   183,449
                 --------------------------------------------------------------------------------
    12,000,000   Spanish Government, Bond, 8.80%, 4/30/2006                                              101,945
                 --------------------------------------------------------------------------------
     4,340,000   Spanish Government, Bond, 9.40%, 4/30/1999                                               36,023
                 --------------------------------------------------------------------------------
     4,950,000   Spanish Government., Deb., 10.10%, 2/28/2001                                             43,638
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   365,055
                 --------------------------------------------------------------------------------  -------------
                 SWEDISH KRONA--0.3%
                 --------------------------------------------------------------------------------
     1,000,000   Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551,
                 7.50%, 3/17/1999                                                                        155,221
                 --------------------------------------------------------------------------------
       900,000   Sweden, 6.00%, 2/9/2005                                                                 126,939
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   282,160
                 --------------------------------------------------------------------------------  -------------
                 UNITED KINGDOM POUND--0.6%
                 --------------------------------------------------------------------------------
        80,000   British Gas PLC, 8.875%, 7/8/2008                                                       141,308
                 --------------------------------------------------------------------------------
        29,000   UK Treasury, Deb., 8.50%, 12/7/2005                                                      52,489
                 --------------------------------------------------------------------------------
       175,000   UK Conversion, 9.00%, 3/3/2000                                                          311,777
                 --------------------------------------------------------------------------------
        30,000   UK Treasury, Bond, 8.00%, 12/7/2015                                                      52,927
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY
  PAR AMOUNT                                                                                           VALUE
 OR PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 UNITED KINGDOM POUND--CONTINUED
                 --------------------------------------------------------------------------------
        20,000   UK Treasury, Bond, 7.50%, 12/7/2006                                               $      33,582
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   592,083
                 --------------------------------------------------------------------------------  -------------
                 TOTAL FOREIGN BONDS                                                                   5,139,722
                 --------------------------------------------------------------------------------  -------------
                 TOTAL BONDS (IDENTIFIED COST $76,450,642)                                            77,439,622
                 --------------------------------------------------------------------------------  -------------
(D) REPURCHASE AGREEMENTS--5.1%
-------------------------------------------------------------------------------------------------
$    3,765,000   BT Securities Corporation, 5.720%, dated 11/29/1996, due 12/2/1996                    3,765,000
                 --------------------------------------------------------------------------------
     1,000,000   (e)Goldman Sachs Group, LP, 5.320%, dated 11/19/1996, due 12/18/ 1996                 1,000,000
                 --------------------------------------------------------------------------------  -------------
                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                       4,765,000
                 --------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $90,302,714)(F)                                $  92,586,307
                 --------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $978,454 which represents 1.1% of net assets.


(c) These securities are subject to dollar roll transactions.


(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.


(f) The cost of investments for federal tax purposes amounts to $90,316,595. The net unrealized appreciation of investments on a federal tax basis amounts to $2,269,712 which is comprised of $2,496,822 appreciation and $227,110 depreciation at November 30, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($92,581,568) at November 30, 1996.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GTD--Guaranty
LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company
TBA--To Be Announced


MID-AMERICAN WASTE SYSTEMS, INC.



On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $90,302,714, and tax cost $90,316,595)     $ 92,586,307
----------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,177,002
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            500,676
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  84,423
----------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           25,943
----------------------------------------------------------------------------------------------------  ------------
    Total assets                                                                                        94,374,351
----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
Payable for investments purchased                                                          $ 536,429
-----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   25,918
-----------------------------------------------------------------------------------------
Income distribution payable                                                                  204,775
-----------------------------------------------------------------------------------------
Payable to Bank                                                                               51,824
-----------------------------------------------------------------------------------------
Payable for dollar roll transactions                                                         903,087
-----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                     1,632
-----------------------------------------------------------------------------------------
Accrued expenses                                                                              69,118
-----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                    1,792,783
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS for 8,769,181 shares outstanding                                                           $ 92,581,568
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $ 89,433,734
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                                      2,282,499
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency
transactions, and futures contracts                                                                        618,374
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        246,961
----------------------------------------------------------------------------------------------------  ------------
    Total Net Assets                                                                                  $ 92,581,568
----------------------------------------------------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
Institutional Shares: $67,122,076 / 6,357,713 shares outstanding                                            $10.56
----------------------------------------------------------------------------------------------------  ------------
Select Shares: $25,459,492 / 2,411,468 shares outstanding                                                   $10.56
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $313)                                                      $ 273,343
-----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $50,792) (net of foreign taxes withheld of $5,090)             4,939,855
-----------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                       5,213,198
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 599,171
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     155,001
------------------------------------------------------------------------------------------
Custodian fees                                                                                 43,093
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       64,943
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       4,026
------------------------------------------------------------------------------------------
Auditing fees                                                                                  14,622
------------------------------------------------------------------------------------------
Legal fees                                                                                      4,349
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      80,011
------------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                      155,333
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                147,946
------------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                        51,778
------------------------------------------------------------------------------------------
Share registration costs                                                                       57,812
------------------------------------------------------------------------------------------
Printing and postage                                                                           28,243
------------------------------------------------------------------------------------------
Insurance premiums                                                                              8,722
------------------------------------------------------------------------------------------
Taxes                                                                                           1,534
------------------------------------------------------------------------------------------
Miscellaneous                                                                                  20,974
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                          1,437,558
------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $(479,814)
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                               (51,778)
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                        (118,357)
-------------------------------------------------------------------------------  ---------
    Total waivers                                                                            (649,949)
------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                     787,609
-----------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                      4,425,589
-----------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                   649,318
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
and liabilities in foreign currency, and futures contracts                                               410,861
-----------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments, foreign currency and futures contracts            1,060,179
-----------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                 $5,485,768
-----------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                              NOVEMBER 30,
                                                                                           1996          1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------
Net investment income                                                                  $  4,425,589  $  2,908,367
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency transactions and futures contracts ($629,064 and $729,136, net gains respectively, as computed for federal tax
purposes)                                                                                   649,318       911,082
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments, translation of
assets and liabilities in foreign currency and futures contracts                            410,861     2,481,101
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from operations                                        5,485,768     6,300,550
-------------------------------------------------------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------------------
  Institutional Shares                                                                   (3,457,532)   (2,431,427)
-------------------------------------------------------------------------------------
  Select Shares                                                                          (1,037,906)     (394,936)
-------------------------------------------------------------------------------------
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
-------------------------------------------------------------------------------------
  Institutional Shares                                                                     (332,234)      --
-------------------------------------------------------------------------------------
  Select Shares                                                                             (91,563)      --
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from distributions to shareholders                    (4,919,235)   (2,826,363)
-------------------------------------------------------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------
Proceeds from sale of shares                                                             48,463,331    36,889,780
-------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                      2,121,547       900,372
-------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (23,349,415)  (14,374,680)
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from share transactions                               27,235,463    23,415,472
-------------------------------------------------------------------------------------  ------------  ------------
      Change in net assets                                                               27,801,996    26,889,659
-------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of period                                                                      64,779,572    37,889,913
-------------------------------------------------------------------------------------  ------------  ------------
End of period (including undistributed net investment income of $246,961 and
$305,359, respectively)                                                                $ 92,581,568  $ 64,779,572
-------------------------------------------------------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
     ACCUMULATED           UNDISTRIBUTED NET
  NET REALIZED GAIN        INVESTMENT INCOME
      $(11,451)                 $11,451


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Future contracts have market risks, including the risk that the change in value of the contract may not correlate with changes in value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $56,192 on futures contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1996, the Fund had no outstanding foreign currency commitments.


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

     cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


     Additional information on each restricted security held at November 30, 1996 is as follows:

             SECURITY                  ACQUISITION DATE        ACQUISITION COST
Allied Waste                              11/25/1996              $   50,000
Astor Corp.                                10/2/1996                  49,750
Bayer Corp.                           3/21/1996-4/17/1996            345,302
Dade International, Inc.              4/30/1996-5/17/1996             50,906
First Nationwide Escrow                    9/13/1996                  50,625
Freeport Terminal (Malta)                  7/19/1994                 284,196
Westinghouse Electric Corp.           9/27/1995-3/14/1996             97,725


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
INSTITUTIONAL SHARES                                        SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                                 2,995,976  $  31,129,010    2,449,773  $  25,139,690
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        135,176      1,403,094       68,764        702,502
--------------------------------------------------------
Shares redeemed                                            (1,600,230)   (16,630,503)  (1,244,562)   (12,651,519)
--------------------------------------------------------  -----------  -------------  -----------  -------------
     Net change resulting from Institutional Shares
     transactions                                           1,530,922  $  15,901,601    1,273,975  $  13,190,673
--------------------------------------------------------  -----------  -------------  -----------  -------------
                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
SELECT SHARES                                               SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                                 1,668,304  $  17,334,321    1,144,376  $  11,750,090
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         69,234        718,453       19,145        197,870
--------------------------------------------------------
Shares redeemed                                              (648,056)    (6,718,912)    (168,971)    (1,723,161)
--------------------------------------------------------  -----------  -------------  -----------  -------------
     Net change resulting from Select Shares
     transactions                                           1,089,482  $  11,333,862      994,550  $  10,224,799
--------------------------------------------------------  -----------  -------------  -----------  -------------
          Net change resulting from share transactions      2,620,404  $  27,235,463    2,268,525  $  23,415,472
--------------------------------------------------------  -----------  -------------  -----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------
based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $91,334 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $13,406 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

PURCHASES                                                                                           $  128,713,847
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   99,461,101
--------------------------------------------------------------------------------------------------  --------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

            INDUSTRY                 % OF NET ASSETS                 INDUSTRY                % OF NET ASSETS
Aerospace & Military Technology               0.3        Finance Intermediaries                       1.3
Agency                                        1.4        Food & Drug Retailers                        0.4
Automotive                                    0.2        Government Agency                           27.2
Banking                                       1.3        Healthcare                                   0.9
Basic Industry                                0.5        Industrial Products & Equipment              0.4
Beverage & Tobacco                            0.4        Insurance                                    1.1
Broadcast Radio & T.V.                        0.3        Leisure & Entertainment                      0.2
Business Equipment & Services                 0.1        Oil & Gas                                    2.0
Cable Television                              0.7        Printing and Publishing                      0.5
Cash Equivalents                              5.2        Producer Manufacturing                       0.4
Chemicals & Plastics                          0.6        Retail Trade                                 0.3
Clothing & Textiles                           0.1        Services                                     0.6
Consumer Durables                             0.2        Sovereign                                    4.6
Consumer Non-Durables                         0.9        State & Provincial                           0.3
Container & Glass Products                    0.1        Supranational                                0.1
Ecological Services & Equipment               1.5        Surface Transportation                       0.1
Electrical Utilities                          4.5        Technology                                   0.3
Electronics                                   0.5        Telecommunications & Cellular                0.1
Energy Minerals                               0.9        Transportation                               0.1
Finance                                       1.0        Treasury Securities                         38.8
Finance--Retail                               0.3        Utilities                                    2.0


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Income Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 27 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Income Fund
                    Select Shares                                          Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global Research Corp.                        175 Water Street
                                                                           New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600

---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



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                                            FEDERATED MANAGED
                                            INCOME FUND
                                            SELECT SHARES

                                            PROSPECTUS


                                            A Diversified Portfolio of
                                            Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997


[LOGO OF FEDERATED INVESTORS]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

       Cusip 56166K206
       3122012A-SEL (1/97)

[RECYCLED PAPER LOGO]

FEDERATED MANAGED INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Managed Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Fund is to seek current income. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                      14

TRUST INFORMATION                                                             15
------------------------------------------------------

  Management of the Trust                                                     15
  Distribution of Institutional Shares                                        19
  Administration of the Fund                                                  19
  Brokerage Transactions                                                      20

NET ASSET VALUE                                                               20
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             20
------------------------------------------------------

  Share Purchases                                                             20
  Minimum Investment Required                                                 21
  What Shares Cost                                                            21
  Systematic Investment Program                                               23
  Certificates and Confirmations                                              22
  Dividends                                                                   22
  Capital Gains                                                               22

REDEEMING INSTITUTIONAL SHARES                                                22
------------------------------------------------------

  Through a Financial Institution                                             22
  Telephone Redemption                                                        23
  Written Requests                                                            23
  Systematic Withdrawal Program                                               23
  Accounts with Low Balances                                                  24
SHAREHOLDER INFORMATION                                                       24
------------------------------------------------------

  Voting Rights                                                               24

TAX INFORMATION                                                               24
------------------------------------------------------

  Federal Income Tax                                                          24
  State and Local Taxes                                                       25

PERFORMANCE INFORMATION                                                       25
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       25
------------------------------------------------------

FINANCIAL HIGHLIGHTS--SELECT SHARES                                           26
------------------------------------------------------

FINANCIAL STATEMENTS                                                          27
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      57
------------------------------------------------------

APPENDIX                                                                      58
------------------------------------------------------

ADDRESSES                                                                     61
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...........................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.15%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.60%
     Shareholder Services Fee (after waiver) (2).............................................       0.05%
          Total Operating Expenses (3)..................................................................       0.75%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.



(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 0.80% for the fiscal year ended November 30, 1996 and would have been 1.60% absent the voluntary waivers of portions of the managemnet fee and shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $8         $24        $42        $93


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 57.

                                                                                      YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995      1994(A)
--------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   10.54  $    9.76  $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.59       0.62       0.31
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.12       0.78      (0.25)
--------------------------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                                     0.71       1.40       0.06
--------------------------------------------------------------------------------  ---------  ---------  ---------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.62)     (0.62)     (0.30)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments, foreign currency
  transactions, and futures contracts                                                 (0.07)        --         --
--------------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                                 (0.69)     (0.62)     (0.30)
--------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                    $   10.56  $   10.54  $    9.76
--------------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (B)                                                                       6.98%     14.74%      0.55%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             0.80%      0.75%      0.67%*
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  Net investment income                                                                5.72%      6.26%      6.02%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.80%      1.06%      1.01%*
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SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $67,122    $50,852    $34,692
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  Average commission rate paid                                                      $0.0003
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  Portfolio turnover                                                                    164%       165%       153%
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 * Computed on an annualized basis.


 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 18, 1994 to May 24, 1994, the net investment income was distributed to the Trust's adviser.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
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The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
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INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek current income. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.

INVESTMENT POLICIES

ASSET ALLOCATION. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion.

Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 70 and 90 percent of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds.

The Fund will invest between 10 and 30 percent of its assets in equities. The Fund's ability to invest a portion of its assets in equities offers the opportunity for higher return than other income- oriented funds. The equities asset categories are large company stocks, utility stocks, small company stocks, foreign stocks, and equity reserves.

The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:

ASSET CATEGORY                                RANGE
BONDS                                        70-90 %
U.S. Treasury Securities                      0-90 %
Mortgage-Backed Securities                    0-45 %
Investment-Grade Corporate Bonds              0-45 %
High Yield Corporate Bonds                    0-10 %
Foreign Bonds                                 0-10 %
EQUITIES                                     10-30 %
Large Company Stocks                          0-30 %
Utility Stocks                                0-15 %
Small Company Stocks                           0-3 %
Foreign Stocks                                 0-3 %
Equity Reserves                             0-12.5 %


The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, U.S. Treasury securities are judged to be unusually attractive relative to other asset categories, the allocation for U.S. Treasury securities may be moved to its upper limit. At other times, when U.S. Treasury securities appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund.

Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

BOND ASSET CATEGORIES. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than two nor more than four years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. TREASURY SECURITIES. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 90 percent of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 45 percent of its total assets in mortgage-backed securities.

     INVESTMENT-GRADE CORPORATE BONDS. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 45 percent of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.

     HIGH YIELD CORPORATE BONDS. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to ten percent of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above.

         INVESTMENT RISKS. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.


     FOREIGN BONDS. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to ten percent of its total assets in foreign bonds.


EQUITY ASSET CATEGORIES. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

     LARGE COMPANY STOCKS. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25 percent of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 30 percent of its total assets in large company stocks.

     UTILITY STOCKS. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 15 percent of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

     SMALL COMPANY STOCKS. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to three percent of its total assets in small company stocks.

     FOREIGN STOCKS. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to three percent of its total assets in foreign stocks.



     EQUITY RESERVES. When the adviser believes that a temporary defensive position is available, the Fund may invest in equity reserves. Equity reserves will be used to adjust the risk level of the equity portion of the Fund in response to market conditions. Equity reserves will consist of U.S. and foreign short-term money market instruments such as commercial paper rated A-1 by Standard and Poor's Ratings Group ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service, Inc. ("Fitch"). The Fund may invest up to 12.5 percent of its total assets in equity reserves.

ACCEPTABLE INVESTMENTS

     U.S. TREASURY AND OTHER U.S. GOVERNMENT SECURITIES. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:


       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



       notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



       notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



       notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



       The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements.


     MORTGAGE-BACKED SECURITIES. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

       issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

       privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

       privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

       other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:

             Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

             The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

             The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

         Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested.

         The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO.

         REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

         CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

         In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     CORPORATE BONDS. The investment-grade corporate bonds in which the Fund invests are:

       rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB), or Fitch (AAA, AA, A, or BBB);

       unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

     Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

     The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

     EQUITY SECURITIES. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers.

     FOREIGN SECURITIES. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


         INVESTMENT RISKS. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     EQUITY RESERVES. The Fund's equity reserves may be cash received from the sale of Fund shares, reserves for temporary defensive purposes or to take advantage of market opportunities.

         REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

     CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

     The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The adviser may treat convertible securities as large company stocks, small company stocks, or high yield bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3 percent of the total outstanding voting stock of any such investment company, invest more than 5 percent of its total assets in any one such investment company, or invest more than 10 percent of its total assets in such other investment companies in general. To the extent that the Fund invests in securities issued by other investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such companies in addition to the fees and expenses payable directly by the Fund.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15 percent of its net assets.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100 percent of the value of the securities loaned.


FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.


The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

     CURRENCY RISKS. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.

The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 3% of its total assets in forward foreign currency exchange contracts.

OPTIONS. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15 percent of the value of those assets to secure such borrowings;

       lend any securities except for portfolio securities; or

       underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Fund's Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

SUB-ADVISER. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

     SUB-ADVISORY FEES. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

     SUB-ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. Prior to September 1995, the Sub-Adviser had not served as an investment adviser to mutual funds.

     The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.


     PORTFOLIO MANAGERS' BACKGROUNDS. Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.


     The portfolio managers for each of the individual asset categories are as follows:


     Scott B. Schermerhorn and Peter R. Anderson are the portfolio managers for the domestic large company stocks asset category.



     Scott B. Schermerhorn has been the Fund's portfolio manager since July 1, 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund's inception. Mr. Anderson joined Federated Investors in 1972 and is presently a Senior Vice President of the Fund's Adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.


     Aash M. Shah and James E. Grefenstette are the portfolio managers for the domestic small company stocks asset category.



     Aash M. Shah has been the Fund's portfolio manager since December 1995. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.



     James E. Grefenstette has been the Fund's portfolio manager since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President since July 1996. Mr. Grefenstette served as an Assistant Vice President of the Fund's Adviser from 1994 to 1996, and an investment analyst from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Mark S. Kopinski, Frank Semack, and Alexandre de Bethmann are portfolio managers for the foreign stocks asset category.


     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.


     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an

     International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.


     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1, 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's Adviser since 1993. Ms. Nason served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Joseph M. Balestrino has been the Fund's portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser since 1995. Mr. Balestrino served as an Assistant Vice President from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Thomas M. Franks is the portfolio manager for the equity reserves asset category. He has performed these duties since the Fund's inception. Mr. Franks joined Federated Investors in 1985 and has been a Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


     Kathleen M. Foody-Malus is the portfolio manager for the mortgage-backed securities asset category. Ms. Foody-Malus has performed this duty since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



     Joseph M. Balestrino and Susan M. Nason are portfolio managers for the investment-grade corporate bonds asset category. They have performed these duties since the Fund's inception.


     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. Mr. Durbiano was a Vice President of the Fund's Adviser from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE         NET ASSETS OF THE FEDERATED FUNDS
         .15%                    on the first $250 million
         .125%                   on the next $250 million
         .10%                    on the next $250 million
         .075%                on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Managed Income Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated Managed Income Fund--Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.


THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern Time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.

WRITTEN REQUESTS


REDEEMING SHARES BY MAIL.  Shares may be redeemed in any amount by mailing a
                          -
written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If Share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Select Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Select Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500.

Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class.


To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.


FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 57.

                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994(A)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   10.54  $    9.77   $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.53       0.48        0.28
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
  foreign currency, and futures contracts                                              0.10       0.83       (0.25)
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                     0.63       1.31        0.03
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.54)     (0.54)      (0.26)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments,
  foreign currency transactions, and futures contracts                                (0.07)        --          --
--------------------------------------------------------------------------------  ---------  ---------  -----------
  Total distributions                                                                 (0.61)     (0.54)      (0.26)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   10.56  $   10.54   $    9.77
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                       6.23%     13.76%       0.26%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.50%      1.50%       1.42%*
--------------------------------------------------------------------------------
  Net investment income                                                                5.02%      5.56%       5.24%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.85%      1.06%       1.26%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $25,459    $13,927      $3,198
--------------------------------------------------------------------------------
  Average commission rate paid                                                      $0.0003
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    164%       165%        153 %
--------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Trust's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

    SHARES                                                                                         VALUE IN U.S.
   OR UNITS                                                                                           DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
 STOCKS--11.2%
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--5.8%
                 --------------------------------------------------------------------------------
                 BASIC INDUSTRY--0.4%
                 --------------------------------------------------------------------------------
         3,400   Allegheny Teledyne, Inc.                                                          $      79,474
                 --------------------------------------------------------------------------------
           700   Betz Laboratories, Inc.                                                                  40,512
                 --------------------------------------------------------------------------------
           600   Du Pont (E.I.) de Nemours & Co.                                                          56,550
                 --------------------------------------------------------------------------------
         1,100   Great Lakes Chemical Corp.                                                               58,987
                 --------------------------------------------------------------------------------
         5,000   LTV Corporation                                                                          53,750
                 --------------------------------------------------------------------------------
         1,900   Morton International, Inc.                                                               76,712
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   365,985
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER DURABLES--0.2%
                 --------------------------------------------------------------------------------
         1,500   General Motors Corp., Class H                                                            81,750
                 --------------------------------------------------------------------------------
           800   General Motors Corp.                                                                     46,100
                 --------------------------------------------------------------------------------
         1,018   Martin Marietta Materials                                                                23,922
                 --------------------------------------------------------------------------------
         2,400   Rubbermaid, Inc.                                                                         57,600
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   209,372
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER NON-DURABLES--0.8%
                 --------------------------------------------------------------------------------
         1,000   Avon Products, Inc.                                                                      55,750
                 --------------------------------------------------------------------------------
           700   CPC International, Inc.                                                                  58,274
                 --------------------------------------------------------------------------------
         1,100   Dole Food, Inc., ACES, $2.7475                                                           43,862
                 --------------------------------------------------------------------------------
         1,000   Heinz (H.J.) Co.                                                                         37,874
                 --------------------------------------------------------------------------------
         3,600   IBP, Inc.                                                                                89,100
                 --------------------------------------------------------------------------------
           700   Kimberly-Clark Corp.                                                                     68,424
                 --------------------------------------------------------------------------------
         1,400   Philip Morris Cos., Inc.                                                                144,374
                 --------------------------------------------------------------------------------
         1,300   Tambrands, Inc.                                                                          55,574
                 --------------------------------------------------------------------------------
           700   Unilever N.V.                                                                           121,187
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
    SHARES                                                                                            IN U.S.
   OR UNITS                                                                                           DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 CONSUMER NON-DURABLES--CONTINUED
                 --------------------------------------------------------------------------------
           800   V.F. Corp.                                                                        $      54,300
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   728,719
                 --------------------------------------------------------------------------------  -------------
                 ENERGY MINERALS--0.7%
                 --------------------------------------------------------------------------------
         1,600   Baker Hughes, Inc.                                                                       58,600
                 --------------------------------------------------------------------------------
         1,400   Chevron Corp.                                                                            93,800
                 --------------------------------------------------------------------------------
           800   Exxon Corp.                                                                              75,700
                 --------------------------------------------------------------------------------
         2,500   Occidental Petroleum Corp.                                                               60,000
                 --------------------------------------------------------------------------------
           300   Royal Dutch Petroleum Co.                                                                50,962
                 --------------------------------------------------------------------------------
           900   Texaco, Inc.                                                                             89,212
                 --------------------------------------------------------------------------------
         3,400   USX-Marathon Group                                                                       77,774
                 --------------------------------------------------------------------------------
         2,492   Union Pacific Resources Group, Inc.                                                      74,448
                 --------------------------------------------------------------------------------
           800   (a)Western Atlas, Inc.                                                                   56,400
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   636,896
                 --------------------------------------------------------------------------------  -------------
                 FINANCE--0.9%
                 --------------------------------------------------------------------------------
         1,448   Allstate Corp.                                                                           87,241
                 --------------------------------------------------------------------------------
           900   CIGNA Corp.                                                                             127,237
                 --------------------------------------------------------------------------------
         1,000   Chase Manhattan Corp.                                                                    94,500
                 --------------------------------------------------------------------------------
           500   Citicorp                                                                                 54,624
                 --------------------------------------------------------------------------------
           900   Dean Witter, Discover & Co.                                                              61,537
                 --------------------------------------------------------------------------------
         2,300   Federal National Mortgage Association                                                    94,874
                 --------------------------------------------------------------------------------
         1,000   Marsh & McLennan Cos., Inc.                                                             113,374
                 --------------------------------------------------------------------------------
         1,300   National City Corp.                                                                      60,287
                 --------------------------------------------------------------------------------
         1,100   Providian Corp.                                                                          58,850
                 --------------------------------------------------------------------------------
         1,200   Travelers Group, Inc.                                                                    54,000
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   806,524
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
    SHARES                                                                                            IN U.S.
   OR UNITS                                                                                           DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 HEALTH CARE--0.7%
                 --------------------------------------------------------------------------------
         1,500   Abbott Laboratories                                                               $      83,625
                 --------------------------------------------------------------------------------
         1,500   (a)American Home Products Corp.                                                          96,375
                 --------------------------------------------------------------------------------
         1,900   Bard (C.R.), Inc.                                                                        53,200
                 --------------------------------------------------------------------------------
         2,700   (a)Biomet, Inc.                                                                          44,550
                 --------------------------------------------------------------------------------
           900   Bristol-Myers Squibb Co.                                                                102,375
                 --------------------------------------------------------------------------------
         1,350   Columbia/HCA Healthcare Corp.                                                            54,000
                 --------------------------------------------------------------------------------
         2,600   (a)Healthsource, Inc.                                                                    29,250
                 --------------------------------------------------------------------------------
           900   Merck & Co., Inc.                                                                        74,700
                 --------------------------------------------------------------------------------
         1,000   Smithkline Beecham, ADR                                                                  68,875
                 --------------------------------------------------------------------------------
         1,400   United Healthcare Corp.                                                                  60,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   667,325
                 --------------------------------------------------------------------------------  -------------
                 PRODUCER MANUFACTURING--0.4%
                 --------------------------------------------------------------------------------
           580   (a)FMC Corp.                                                                             44,805
                 --------------------------------------------------------------------------------
           700   General Electric Co.                                                                     72,800
                 --------------------------------------------------------------------------------
           900   Loews Corp.                                                                              83,475
                 --------------------------------------------------------------------------------
         1,100   Textron, Inc.                                                                           104,913
                 --------------------------------------------------------------------------------
         5,700   (b)Westinghouse Electric Corp., PEPS, Series C, $1.30                                    97,436
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   403,429
                 --------------------------------------------------------------------------------  -------------
                 RETAIL TRADE--0.3%
                 --------------------------------------------------------------------------------
         1,900   Dayton-Hudson Corp.                                                                      73,863
                 --------------------------------------------------------------------------------
         1,900   Sears, Roebuck & Co.                                                                     94,525
                 --------------------------------------------------------------------------------
         3,900   Wal-Mart Stores, Inc.                                                                    99,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   267,838
                 --------------------------------------------------------------------------------  -------------
                 SERVICES--0.2%
                 --------------------------------------------------------------------------------
         2,000   Block (H&R), Inc.                                                                        58,500
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
    SHARES                                                                                            IN U.S.
   OR UNITS                                                                                           DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 SERVICES--CONTINUED
                 --------------------------------------------------------------------------------
         2,900   Browning-Ferris Industries, Inc.                                                  $      77,938
                 --------------------------------------------------------------------------------
           900   Gannett Co., Inc.                                                                        70,650
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   207,088
                 --------------------------------------------------------------------------------  -------------
                 TECHNOLOGY--0.4%
                 --------------------------------------------------------------------------------
         1,300   (a)Analog Devices, Inc.                                                                  41,763
                 --------------------------------------------------------------------------------
         1,900   Electronic Data Systems Corp.                                                            91,913
                 --------------------------------------------------------------------------------
           600   Intel Corp.                                                                              76,125
                 --------------------------------------------------------------------------------
           200   International Business Machines Corp.                                                    31,875
                 --------------------------------------------------------------------------------
           518   Lucent Technologies, Inc.                                                                26,548
                 --------------------------------------------------------------------------------
           900   Raytheon Co.                                                                             46,013
                 --------------------------------------------------------------------------------
         1,200   (a)Rockwell International Corp.                                                          77,100
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   391,337
                 --------------------------------------------------------------------------------  -------------
                 TRANSPORTATION--0.1%
                 --------------------------------------------------------------------------------
         2,200   (a)KLM Royal Dutch Airlines                                                              57,475
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.7%
                 --------------------------------------------------------------------------------
         1,600   AT&T Corp.                                                                               62,800
                 --------------------------------------------------------------------------------
         1,600   CMS Energy Corp.                                                                         52,000
                 --------------------------------------------------------------------------------
         1,100   (a)Columbia Gas System, Inc.                                                             71,088
                 --------------------------------------------------------------------------------
           900   Enron Corp.                                                                              41,175
                 --------------------------------------------------------------------------------
         1,100   FPL Group, Inc.                                                                          50,738
                 --------------------------------------------------------------------------------
         1,900   GTE Corp.                                                                                85,263
                 --------------------------------------------------------------------------------
         4,100   MCI Communications Corp.                                                                125,050
                 --------------------------------------------------------------------------------
         2,200   Pacific Gas & Electric Co.                                                               53,075
                 --------------------------------------------------------------------------------
         2,100   Southern Co.                                                                             46,725
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
    SHARES                                                                                            IN U.S.
   OR UNITS                                                                                           DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 LARGE COMPANY--CONTINUED
                 --------------------------------------------------------------------------------
                 UTILITIES--CONTINUED
                 --------------------------------------------------------------------------------
         1,900   TECO Energy, Inc.                                                                 $      46,313
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   634,227
                 --------------------------------------------------------------------------------  -------------
                 TOTAL LARGE COMPANY                                                                   5,376,215
                 --------------------------------------------------------------------------------  -------------
                 UTILITY STOCKS--5.4%
                 --------------------------------------------------------------------------------
                 ELECTRIC UTILITIES: CENTRAL--1.5%
                 --------------------------------------------------------------------------------
         7,900   CMS Energy Corp.                                                                        256,750
                 --------------------------------------------------------------------------------
         7,764   Cinergy Corp.                                                                           260,094
                 --------------------------------------------------------------------------------
        10,400   DPL, Inc.                                                                               253,500
                 --------------------------------------------------------------------------------
         9,100   Illinova Corp.                                                                          241,150
                 --------------------------------------------------------------------------------
         6,700   NIPSCO Industries, Inc.                                                                 259,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,271,119
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: EAST--0.8%
                 --------------------------------------------------------------------------------
         8,500   DQE, Inc.                                                                               250,750
                 --------------------------------------------------------------------------------
         7,800   GPU, Inc.                                                                               262,275
                 --------------------------------------------------------------------------------
         9,900   Peco Energy Co.                                                                         252,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   765,475
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: SOUTH--1.3%
                 --------------------------------------------------------------------------------
         5,200   Duke Power Co.                                                                          241,150
                 --------------------------------------------------------------------------------
         5,600   FPL Group, Inc.                                                                         258,300
                 --------------------------------------------------------------------------------
        10,800   Southern Co.                                                                            240,300
                 --------------------------------------------------------------------------------
        10,200   TECO Energy, Inc.                                                                       248,625
                 --------------------------------------------------------------------------------
         6,000   Texas Utilities Co.                                                                     237,000
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,225,375
                 --------------------------------------------------------------------------------  -------------
                 ELECTRIC UTILITIES: WEST--0.5%
                 --------------------------------------------------------------------------------
        11,800   Pacificorp                                                                              247,800
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   SHARES OR
   UNITS OR                                                                                            VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                 UTILITY STOCKS--CONTINUED
                 --------------------------------------------------------------------------------
                 ELECTRIC UTILITIES: WEST--CONTINUED
                 --------------------------------------------------------------------------------
         8,100   Pinnacle West Capital Corp.                                                       $     252,113
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   499,913
                 --------------------------------------------------------------------------------  -------------
                 NATURAL GAS DISTRIBUTION--0.5%
                 --------------------------------------------------------------------------------
         8,200   MCN Corp.                                                                               235,750
                 --------------------------------------------------------------------------------
         7,400   Pacific Enterprises                                                                     226,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   462,375
                 --------------------------------------------------------------------------------  -------------
                 OIL/GAS TRANSMISSION--0.8%
                 --------------------------------------------------------------------------------
         5,400   Enron Corp.                                                                             247,050
                 --------------------------------------------------------------------------------
         6,400   Panenergy Corp.                                                                         281,600
                 --------------------------------------------------------------------------------
         4,500   Williams Companies, Inc.                                                                252,563
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   781,213
                 --------------------------------------------------------------------------------  -------------
                 TOTAL UTILITY STOCKS                                                                  5,005,470
                 --------------------------------------------------------------------------------  -------------
                 TOTAL STOCKS (IDENTIFIED COST $9,087,072)                                            10,381,685
                 --------------------------------------------------------------------------------  -------------
BONDS--83.6%
-------------------------------------------------------------------------------------------------
                 TREASURY--38.7%
                 --------------------------------------------------------------------------------
$   10,390,000   United States Treasury Note, 6.00%, 8/31/1997                                        10,435,093
                 --------------------------------------------------------------------------------
    10,000,000   United States Treasury Note, 6.50%, 5/15/1997                                        10,058,400
                 --------------------------------------------------------------------------------
    14,900,000   United States Treasury Note, 8.125%, 2/15/1998                                       15,353,407
                 --------------------------------------------------------------------------------  -------------
                 TOTAL TREASURY                                                                       35,846,900
                 --------------------------------------------------------------------------------  -------------
                 MORTGAGE-BACKED SECURITIES--26.8%
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--26.8%
                 --------------------------------------------------------------------------------
        56,689   Federal Home Loan Mortgage Corp., 9.50%, 6/1/2021                                        61,235
                 --------------------------------------------------------------------------------
       129,768   Federal Home Loan Mortgage Corp., 9.50%, 4/1/2021                                       140,175
                 --------------------------------------------------------------------------------
       447,034   Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024                                       454,155
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 --------------------------------------------------------------------------------
 $     239,440   Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024                                 $     238,689
                 --------------------------------------------------------------------------------
     1,015,695   Federal Home Loan Mortgage Corp., 6.50%, 9/1/2025                                       990,181
                 --------------------------------------------------------------------------------
     1,467,141   Federal Home Loan Mortgage Corp., 8.00%, 4/1/2024                                     1,511,141
                 --------------------------------------------------------------------------------
     1,023,585   Federal Home Loan Mortgage Corp., 7.00%, 2/1/2026                                     1,018,457
                 --------------------------------------------------------------------------------
       888,471   Federal Home Loan Mortgage Corp., 6.50%, 4/1/2026                                       864,305
                 --------------------------------------------------------------------------------
       937,519   Federal Home Loan Mortgage Corp., 7.50%, 7/1/2026                                       950,391
                 --------------------------------------------------------------------------------
     1,223,687   Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011                                     1,215,635
                 --------------------------------------------------------------------------------
       348,502   Federal Home Loan Mortgage Corp., 8.00%, 9/1/2010                                       360,153
                 --------------------------------------------------------------------------------
       744,964   Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009                                       751,937
                 --------------------------------------------------------------------------------
       593,158   Federal Home Loan Mortgage Corp., 6.00%, 5/1/2003                                       584,990
                 --------------------------------------------------------------------------------
       491,960   Federal National Mortgage Association, 7.00%, 5/1/2001                                  501,331
                 --------------------------------------------------------------------------------
       464,534   Federal National Mortgage Association, 7.00%, 7/1/2024                                  461,189
                 --------------------------------------------------------------------------------
       817,159   Federal National Mortgage Association, 8.50%, 7/1/2024                                  852,648
                 --------------------------------------------------------------------------------
       679,527   Federal National Mortgage Association, 9.50%, 10/1/2024                                 736,994
                 --------------------------------------------------------------------------------
       590,658   Federal National Mortgage Association, 7.50%, 10/1/2011                                 603,387
                 --------------------------------------------------------------------------------
       419,960   Federal National Mortgage Association, 8.00%, 2/1/2024                                  431,895
                 --------------------------------------------------------------------------------
       466,702   Federal National Mortgage Association, 9.00%, 2/1/2025                                  493,678
                 --------------------------------------------------------------------------------
       136,311   Federal National Mortgage Association, 8.50%, 7/1/2024                                  142,231
                 --------------------------------------------------------------------------------
       884,757   Federal National Mortgage Association, 7.50%, 7/1/2025                                  896,639
                 --------------------------------------------------------------------------------
       924,807   Federal National Mortgage Association, 7.00%, 7/1/2025                                  918,898
                 --------------------------------------------------------------------------------
     1,014,503   Federal National Mortgage Association, 6.00%, 3/1/2011                                  990,794
                 --------------------------------------------------------------------------------
       958,321   Federal National Mortgage Association, 6.50%, 2/1/2026                                  932,753
                 --------------------------------------------------------------------------------
     1,007,163   Federal National Mortgage Association, 7.50%, 10/1/2026                               1,020,689
                 --------------------------------------------------------------------------------
       465,285   Federal National Mortgage Association, 7.00%, 8/1/2011                                  469,058
                 --------------------------------------------------------------------------------
       246,620   Federal National Mortgage Association, 6.50%, 7/1/2011                                  244,689
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES--CONTINUED
                 --------------------------------------------------------------------------------
                 GOVERNMENT AGENCY--CONTINUED
                 --------------------------------------------------------------------------------
 $     350,014   Federal National Mortgage Association, 10.50%, 1/1/2021                           $     388,620
                 --------------------------------------------------------------------------------
     1,010,007   Government National Mortgage Association, 8.00%, 6/15/2022                            1,047,559
                 --------------------------------------------------------------------------------
       907,871   Government National Mortgage Association, 7.00%, 10/15/2023                             908,424
                 --------------------------------------------------------------------------------
       527,480   Government National Mortgage Association, 8.50%, 10/15/2024                             551,043
                 --------------------------------------------------------------------------------
     1,500,362   Government National Mortgage Association, 7.50%, 3/15/2026                            1,522,372
                 --------------------------------------------------------------------------------
       673,201   Government National Mortgage Association, 7.00%, 7/15/2024                              669,828
                 --------------------------------------------------------------------------------
       850,000   (c)Government National Mortgage Association TBA, 9.00%                                  901,519
                 --------------------------------------------------------------------------------  -------------
                 TOTAL MORTGAGE-BACKED SECURITIES                                                     24,827,682
                 --------------------------------------------------------------------------------  -------------
                 HIGH YIELD BONDS--2.9%
                 --------------------------------------------------------------------------------
                 AUTOMOTIVE--0.1%
                 --------------------------------------------------------------------------------
        50,000   Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                              55,750
                 --------------------------------------------------------------------------------
        50,000   Collins & Aikman Products, Sr. Sub. Note, 11.50%, 4/15/2006                              53,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   109,375
                 --------------------------------------------------------------------------------  -------------
                 BANKING--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)First Nationwide Escrow, Sr. Sub. Note, 10.625%, 10/1/2003                            53,500
                 --------------------------------------------------------------------------------  -------------
                 BEVERAGE & TOBACCO--0.0%
                 --------------------------------------------------------------------------------
        25,000   Dr Pep Btlg Hldgs, Sr. Disc. Note, 0/11.625%, 2/15/2003                                  23,250
                 --------------------------------------------------------------------------------  -------------
                 BROADCAST RADIO & TV--0.3%
                 --------------------------------------------------------------------------------
                 Chancellor Radio Broadcasting Co., 500 PIK Pfd. Shares, 12.25%                           55,500
                 --------------------------------------------------------------------------------
        25,000   Granite Broadcasting Corp, Sr. Sub. Note, 9.375%, 12/1/2005                              23,938
                 --------------------------------------------------------------------------------
        50,000   Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                    48,500
                 --------------------------------------------------------------------------------
        25,000   Pegasus Media, Note, 12.50%, 7/1/2005                                                    27,125
                 --------------------------------------------------------------------------------
        25,000   SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                 26,313
                 --------------------------------------------------------------------------------
        50,000   Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                               50,375
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
 BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 BROADCAST RADIO & TV--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   Sullivan Broadcasting, Sr. Sub. Note, 10.25%, 12/15/2005                          $      25,063
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   256,814
                 --------------------------------------------------------------------------------  -------------
                 BUSINESS EQUIPMENT & SERVICES--0.1%
                 --------------------------------------------------------------------------------
        50,000   Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                           54,750
                 --------------------------------------------------------------------------------
        25,000   Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                    27,875
                 --------------------------------------------------------------------------------
        25,000   United Stationers Supply, Sr. Sub. Note, 12.75%, 5/1/2005                                27,719
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   110,344
                 --------------------------------------------------------------------------------  -------------
                 CABLE TELEVISION--0.3%
                 --------------------------------------------------------------------------------
        50,000   Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                              50,625
                 --------------------------------------------------------------------------------
        50,000   Charter Communication Southeast, Sr. Note, 11.25%, 3/15/2006                             51,750
                 --------------------------------------------------------------------------------
        50,000   Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                             34,875
                 --------------------------------------------------------------------------------
        25,000   Echostar Satellite Broadcasting Corp., Sr. Disc. Note,
                 0/13.125%, 3/15/2004                                                                     19,125
                 --------------------------------------------------------------------------------
        50,000   International Cabletel, Sr. Note, 0/11.50%, 2/1/2006                                     32,313
                 --------------------------------------------------------------------------------
        25,000   People's Choice--TV, Unit, 0/13.125%, 6/1/2004                                            9,875
                 --------------------------------------------------------------------------------
        25,000   Rogers Cablesystems Inc., Sr. Secd. 2nd Priority Note,
                 10.00%, 12/1/2007                                                                        26,500
                 --------------------------------------------------------------------------------
        50,000   Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                        34,250
                 --------------------------------------------------------------------------------
        50,000   UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                               26,750
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   286,063
                 --------------------------------------------------------------------------------  -------------
                 CHEMICALS & PLASTICS--0.2%
                 --------------------------------------------------------------------------------
        50,000   (b)Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                        51,000
                 --------------------------------------------------------------------------------
        25,000   Crain Industries Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                  28,188
                 --------------------------------------------------------------------------------
        50,000   Harris Chemical, Sr. Note, 10.25%, 7/15/2001                                             51,625
                 --------------------------------------------------------------------------------
        33,000   Polymer Group, Sr. Note, 12.25%, 7/15/2002                                               35,805
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                            $      21,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   188,243
                 --------------------------------------------------------------------------------  -------------
                 CLOTHING & TEXTILES--0.1%
                 --------------------------------------------------------------------------------
        50,000   Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                               51,625
                 --------------------------------------------------------------------------------  -------------
                 CONSUMER PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Hosiery Corp. of America, Sr. Sub. Note, 13.75%, 8/1/2002                                27,625
                 --------------------------------------------------------------------------------
                 Hosiery Corp. of America, 25 Common Shares                                                  138
                 --------------------------------------------------------------------------------
        25,000   Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                          24,875
                 --------------------------------------------------------------------------------
        25,000   Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                            26,125
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,763
                 --------------------------------------------------------------------------------  -------------
                 CONTAINER & GLASS PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        50,000   Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                    52,250
                 --------------------------------------------------------------------------------
        25,000   Packaging Resources, Inc., Sr. Note, 11.625%, 5/1/2003                                   26,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,625
                 --------------------------------------------------------------------------------  -------------
                 COSMETICS & TOILETRIES--0.0%
                 --------------------------------------------------------------------------------
        25,000   Revlon Consumer Products, Sr. Sub. Note, 10.50%, 2/15/2003                               26,313
                 --------------------------------------------------------------------------------  -------------
                 ECOLOGICAL SERVICES & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006                                        51,313
                 --------------------------------------------------------------------------------
        50,000   (a)*Mid-American Waste System, Sr. Sub. Note, 12.25%, 2/15/2003                          20,500
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    71,813
                 --------------------------------------------------------------------------------  -------------
                 FOOD & DRUG RETAILERS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                              26,750
                 --------------------------------------------------------------------------------
        50,000   Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                         51,938
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    78,688
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 FOOD PRODUCTS--0.0%
                 --------------------------------------------------------------------------------
 $      25,000   Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                             $      27,500
                 --------------------------------------------------------------------------------  -------------
                 FOREST PRODUCTS--0.1%
                 --------------------------------------------------------------------------------
        25,000   Four M Corp, Sr. Note, 12.00%, 6/1/2006                                                  25,813
                 --------------------------------------------------------------------------------
        25,000   Repap New Brunswick, 2nd Priority Sr. Secd. Note,
                 10.625%, 4/15/2005                                                                       24,375
                 --------------------------------------------------------------------------------
        25,000   Riverwood International, Sr. Sub. Note, 10.875%, 4/1/2008                                22,750
                 --------------------------------------------------------------------------------
        25,000   Stone Container, Sr. Note, 11.50%, 10/1/2004                                             26,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    99,313
                 --------------------------------------------------------------------------------  -------------
                 HEALTHCARE--0.1%
                 --------------------------------------------------------------------------------
        50,000   (b)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                            54,250
                 --------------------------------------------------------------------------------  -------------
                 HOTELS, MOTELS, INNS & CASINOS--0.0%
                 --------------------------------------------------------------------------------
        25,000   Courtyard by Marriott, Sr. Note, 10.75%, 2/1/2008                                        26,500
                 --------------------------------------------------------------------------------  -------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        25,000   Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005                                     28,063
                 --------------------------------------------------------------------------------
        25,000   Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                      25,625
                 --------------------------------------------------------------------------------
        50,000   Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                    52,625
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   106,313
                 --------------------------------------------------------------------------------  -------------
                 LEISURE & ENTERTAINMENT--0.2%
                 --------------------------------------------------------------------------------
        50,000   AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                31,875
                 --------------------------------------------------------------------------------
        25,000   Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                                             26,188
                 --------------------------------------------------------------------------------
        50,000   Premier Parks, Sr. Note, 12.00%, 8/15/2003                                               54,750
                 --------------------------------------------------------------------------------
        75,000   Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                          69,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   182,188
                 --------------------------------------------------------------------------------  -------------
                 MACHINERY & EQUIPMENT--0.1%
                 --------------------------------------------------------------------------------
        50,000   Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003                                         52,500
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 MACHINERY & EQUIPMENT--CONTINUED
                 --------------------------------------------------------------------------------
 $      33,000   Primeco, Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                    $      37,620
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    90,120
                 --------------------------------------------------------------------------------  -------------
                 OIL & GAS--0.0%
                 --------------------------------------------------------------------------------
        25,000   Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                 27,063
                 --------------------------------------------------------------------------------  -------------
                 PRINTING & PUBLISHING--0.1%
                 --------------------------------------------------------------------------------
        50,000   Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                           53,625
                 --------------------------------------------------------------------------------  -------------
                 REAL ESTATE--0.0%
                 --------------------------------------------------------------------------------
        25,000   Trizec Finance, Sr. Note, 10.875%, 10/15/2005                                            27,688
                 --------------------------------------------------------------------------------  -------------
                 STEEL--0.1%
                 --------------------------------------------------------------------------------
        25,000   Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                       23,375
                 --------------------------------------------------------------------------------
        25,000   GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                          25,875
                 --------------------------------------------------------------------------------
        25,000   Republic Engineered Steel, 1st Mtg. Note, 9.875%, 12/15/2001                             22,844
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    72,094
                 --------------------------------------------------------------------------------  -------------
                 SURFACE TRANSPORTATION--0.1%
                 --------------------------------------------------------------------------------
        25,000   Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005                               24,875
                 --------------------------------------------------------------------------------
        25,000   Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                    27,250
                 --------------------------------------------------------------------------------
        25,000   Great Dane Holdings, Sr. Sub. Deb., 12.75%, 8/1/2001                                     25,125
                 --------------------------------------------------------------------------------
        50,000   Stena AB, Sr. Note, 10.50%, 12/15/2005                                                   53,563
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   130,813
                 --------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS & CELLULAR--0.3%
                 --------------------------------------------------------------------------------
        50,000   American Communications, Sr. Disc. Note, 0/12.75%, 4/1/2006                              27,375
                 --------------------------------------------------------------------------------
        50,000   Arch Communications, Sr. Disc. Note, 0/10.875%, 3/15/2008                                29,125
                 --------------------------------------------------------------------------------
        50,000   Intermedia Communications, Sr. Disc. Note, 0/12.50%, 5/15/2006                           33,125
                 --------------------------------------------------------------------------------
        50,000   Millicom International, Sr. Disc. Note, 13.50%, 6/1/2006                                 29,625
                 --------------------------------------------------------------------------------
        25,000   Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                          18,938
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           VALUE
    AMOUNT                                                                                            IN U.S.
   OR SHARES                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 HIGH YIELD BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 TELECOMMUNICATIONS & CELLULAR--CONTINUED
                 --------------------------------------------------------------------------------
 $      25,000   Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                                  $      25,156
                 --------------------------------------------------------------------------------
        50,000   Teleport Communications, Sr. Disc. Note, 0/11.125%, 7/1/2007                             34,250
                 --------------------------------------------------------------------------------
        50,000   Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006                                       50,375
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   247,969
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.1%
                 --------------------------------------------------------------------------------
        50,000   California Energy Co., Sr. Disc. Note, 0/10.25%, 1/15/2004                               52,375
                 --------------------------------------------------------------------------------
                 El Paso Electric Co., 542 PIK Pfd. Shares, Series A, 11.40%                              59,771
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   112,146
                 --------------------------------------------------------------------------------  -------------
                 TOTAL HIGH YIELD BONDS                                                                2,670,998
                 --------------------------------------------------------------------------------  -------------
                 INVESTMENT GRADE BONDS--9.7%
                 --------------------------------------------------------------------------------
                 AEROSPACE & DEFENSE--0.3%
                 --------------------------------------------------------------------------------
       250,000   McDonnell Douglas Finance, Note, 9.40%, 10/15/2001                                      270,558
                 --------------------------------------------------------------------------------  -------------
                 BANKING--1.2%
                 --------------------------------------------------------------------------------
       250,000   Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                            270,648
                 --------------------------------------------------------------------------------
       250,000   Chase Manhattan, Sub. Note, 8.00%, 5/1/2005                                             255,975
                 --------------------------------------------------------------------------------
       200,000   National Bank of Canada, Sub. Note, 8.125%, 8/15/2004                                   217,754
                 --------------------------------------------------------------------------------
       350,000   Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005                          375,641
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,120,018
                 --------------------------------------------------------------------------------  -------------
                 BEVERAGE & TOBACCO--0.4%
                 --------------------------------------------------------------------------------
       100,000   Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                         97,875
                 --------------------------------------------------------------------------------
       250,000   RJR Nabisco, Inc., Note, 9.25%, 8/15/2013                                               257,910
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   355,785
                 --------------------------------------------------------------------------------  -------------
                 CABLE TELEVISION--0.5%
                 --------------------------------------------------------------------------------
       400,000   TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                           443,128
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                                                       VALUE
   PRINCIPAL                                                                                          IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 CHEMICALS & PLASTICS--0.4%
                 --------------------------------------------------------------------------------
 $     350,000   (b)Bayer Corp., Deb., 6.50%, 10/1/2002                                            $     355,502
                 --------------------------------------------------------------------------------  -------------
                 ELECTRONICS--0.2%
                 --------------------------------------------------------------------------------
       200,000   Harris Corp, Deb., 10.375%, 12/1/2018                                                   224,632
                 --------------------------------------------------------------------------------  -------------
                 FINANCE--RETAIL--0.3%
                 --------------------------------------------------------------------------------
       250,000   Household Finance, Deb., 6.45%, 2/1/2009                                                243,993
                 --------------------------------------------------------------------------------  -------------
                 FINANCIAL INTERMEDIARIES--1.4%
                 --------------------------------------------------------------------------------
        85,000   American General Corp., S.F. Deb., 9.625%, 2/1/2018                                      91,969
                 --------------------------------------------------------------------------------
       250,000   Green Tree Financial Corp, Sr. Sub. Note, 10.25%, 6/1/2002                              294,400
                 --------------------------------------------------------------------------------
       325,000   Lehman Bros., Inc., Sr. Sub. Note, 6.125%, 2/1/2001                                     320,866
                 --------------------------------------------------------------------------------
       200,000   Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004                                       201,732
                 --------------------------------------------------------------------------------
       100,000   Salomon, Inc., Sr. Note, 9.00%, 2/15/1999                                               105,541
                 --------------------------------------------------------------------------------
       300,000   Salomon, Inc., Sr. Note, 7.02%, 9/25/1998                                               304,473
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,318,981
                 --------------------------------------------------------------------------------  -------------
                 FOOD & DRUG RETAILERS--0.3%
                 --------------------------------------------------------------------------------
       225,000   Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                          239,830
                 --------------------------------------------------------------------------------  -------------
                 GOVERNMENT AGENCY--0.3%
                 --------------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, 8.59%, 2/3/2005                                  257,453
                 --------------------------------------------------------------------------------  -------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
                 --------------------------------------------------------------------------------
       250,000   Joy Technologies, Inc, Sr. Note, 10.25%, 9/1/2003                                       276,850
                 --------------------------------------------------------------------------------  -------------
                 INSURANCE--1.0%
                 --------------------------------------------------------------------------------
       350,000   Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                                             425,338
                 --------------------------------------------------------------------------------
       265,000   Continental Corp, Note, 8.25%, 4/15/1999                                                277,166
                 --------------------------------------------------------------------------------
       250,000   Sunamerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                    260,716
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   963,220
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
  OR FOREIGN                                                                                           VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 INVESTMENT GRADE BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 OIL & GAS--0.6%
                 --------------------------------------------------------------------------------
 $     275,000   Tosco Corp, Sr. Note, 7.625%, 5/15/2006                                           $     290,664
                 --------------------------------------------------------------------------------
       250,000   USX Corp., Note, 6.375%, 7/15/1998                                                      251,280
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   541,944
                 --------------------------------------------------------------------------------  -------------
                 PRINTING & PUBLISHING--0.4%
                 --------------------------------------------------------------------------------
       400,000   News America Holdings, Sr. Note, 7.50%, 3/1/2000                                        413,252
                 --------------------------------------------------------------------------------  -------------
                 SERVICES--0.3%
                 --------------------------------------------------------------------------------
       250,000   Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                          257,828
                 --------------------------------------------------------------------------------  -------------
                 SOVEREIGN GOVERNMENT--1.0%
                 --------------------------------------------------------------------------------
       300,000   (b)Freeport Terminal (Malta), GTD. Global Note, 7.50%, 3/29/2009                        315,453
                 --------------------------------------------------------------------------------
       250,000   Quebec Province, Deb., 7.50%, 7/15/2023                                                 257,623
                 --------------------------------------------------------------------------------
       100,000   Republic of South Africa, Global Bond Deb., 9.625%, 12/15/1999                          107,125
                 --------------------------------------------------------------------------------
       250,000   Republic of Colombia, Note, 7.25%, 2/15/2003                                            248,668
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   928,869
                 --------------------------------------------------------------------------------  -------------
                 UTILITIES--0.8%
                 --------------------------------------------------------------------------------
       300,000   Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005                                          304,782
                 --------------------------------------------------------------------------------
       300,000   Gulf States Util, FMB, 6.75%, 10/1/1998                                                 301,401
                 --------------------------------------------------------------------------------
       125,000   Pedernales Electric Coop, 10.875%, 9/1/2017                                             136,294
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   742,477
                 --------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENT GRADE BONDS                                                          8,954,320
                 --------------------------------------------------------------------------------  -------------
                 FOREIGN BONDS--5.5%
                 --------------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--0.2%
                 --------------------------------------------------------------------------------
        78,000   Queensland Treas Global, Local Gov't. Guarantee, 8.00%, 5/14/2003                        66,622
                 --------------------------------------------------------------------------------
        65,000   Queensland Treas Global, Local Gov't. Guarantee, 8.00%, 8/14/2001                        55,002
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 AUSTRALIAN DOLLAR--CONTINUED
                 --------------------------------------------------------------------------------
       100,000   State Bank of New South Wales, 12.25%, 2/26/2001                                  $      96,400
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   218,024
                 --------------------------------------------------------------------------------  -------------
                 BELGIUM FRANC--0.1%
                 --------------------------------------------------------------------------------
       514,000   Belgian Govt., Bond, 6.50%, 3/31/2005                                                    17,107
                 --------------------------------------------------------------------------------
     2,000,000   Belgium Kingdom, 7.75%, 10/15/2004                                                       71,833
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    88,940
                 --------------------------------------------------------------------------------  -------------
                 CANADIAN DOLLAR--0.3%
                 --------------------------------------------------------------------------------
       167,000   Canada Government, Deb., 6.50%, 6/1/2004                                                129,459
                 --------------------------------------------------------------------------------
       200,000   Ontario Hydro, 9.00%, 6/24/2002                                                         173,235
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   302,694
                 --------------------------------------------------------------------------------  -------------
                 DANISH KRONE--0.3%
                 --------------------------------------------------------------------------------
       898,000   Denmark--Bullet, Bond, 8.00%, 3/15/2006                                                 166,319
                 --------------------------------------------------------------------------------
       600,000   Denmark, 8.00%, 5/15/2003                                                               112,378
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   278,697
                 --------------------------------------------------------------------------------  -------------
                 FRENCH FRANC--0.2%
                 --------------------------------------------------------------------------------
       270,000   France O.A.T., Bond, 7.25%, 4/25/2006                                                    57,941
                 --------------------------------------------------------------------------------
        73,000   France O.A.T., Bond, 7.50%, 4/25/2005                                                   101,076
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   159,017
                 --------------------------------------------------------------------------------  -------------
                 DEUTSCHE MARK--1.5%
                 --------------------------------------------------------------------------------
        79,000   Deutschland Republic, Deb., 6.25%, 1/4/2024                                              49,154
                 --------------------------------------------------------------------------------
    38,000,000   KFW International Finance, 6.00%, 11/29/1999                                            382,001
                 --------------------------------------------------------------------------------
       100,000   KFW International Finance, Bank Guarantee, 6.75%, 6/20/2005                              69,462
                 --------------------------------------------------------------------------------
       600,000   KFW International Finance, 7.00%, 5/12/2000                                             124,263
                 --------------------------------------------------------------------------------
       700,000   Treuhandanstalt, 7.75%, 10/1/2002                                                       515,409
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 DEUTSCHE MARK--CONTINUED
                 --------------------------------------------------------------------------------
       408,000   Treuhandanstalt, Foreign Gov't. Guarantee, 6.875%, 6/11/2003                      $     288,128
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                 1,428,417
                 --------------------------------------------------------------------------------  -------------
                 IRISH POUND--0.1%
                 --------------------------------------------------------------------------------
        20,000   Irish Govt, Bond, 6.50%, 10/18/2001                                                      34,516
                 --------------------------------------------------------------------------------
        20,000   Treasury, Deb., 6.25%, 4/1/1999                                                          33,995
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    68,511
                 --------------------------------------------------------------------------------  -------------
                 ITALIAN LIRA--0.5%
                 --------------------------------------------------------------------------------
    80,000,000   BTPS, Bond, 10.50%, 11/1/2000                                                            59,426
                 --------------------------------------------------------------------------------
   480,000,000   Buoni Poliennali Del Tes, 9.50%, 1/1/2005                                               355,450
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   414,876
                 --------------------------------------------------------------------------------  -------------
                 JAPANESE YEN--0.4%
                 --------------------------------------------------------------------------------
    24,000,000   Export-Import Bank Japan, 4.375%, 10/1/2003                                             239,947
                 --------------------------------------------------------------------------------
    10,000,000   Interamerican Development, Deb., 7.25%, 5/15/2000                                       105,465
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   345,412
                 --------------------------------------------------------------------------------  -------------
                 NETHERLANDS GUILDER--0.3%
                 --------------------------------------------------------------------------------
        40,000   Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                                               24,209
                 --------------------------------------------------------------------------------
        60,000   LKB-global Bd, Bank Guarantee, 6.00%, 1/25/2006                                          39,321
                 --------------------------------------------------------------------------------
       350,000   Netherlands Government, 5.75%, 1/15/2004                                                208,055
                 --------------------------------------------------------------------------------
        60,000   Netherlands Government, 6.00%, 1/15/2006                                                 35,771
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   307,356
                 --------------------------------------------------------------------------------  -------------
                 NEW ZEALAND DOLLAR--0.1%
                 --------------------------------------------------------------------------------
        41,000   New Zealand Government, 8.00%, 2/15/2001                                                 30,326
                 --------------------------------------------------------------------------------
        70,000   New Zealand Government, Bond, 8.00%, 7/15/1998                                           50,632
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                    80,958
                 --------------------------------------------------------------------------------  -------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                                                            VALUE
   CURRENCY                                                                                           IN U.S.
  PAR AMOUNT                                                                                          DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 NORWEGIAN KRONE--0.2%
                 --------------------------------------------------------------------------------
       330,000   NGB, Bond, 9.00%, 1/31/1999                                                       $      55,943
                 --------------------------------------------------------------------------------
       420,000   Norwegian Government, Bond, 7.00%, 5/31/2001                                             69,740
                 --------------------------------------------------------------------------------
       315,000   Norwegian Govt., Foreign Gov't. Guarantee, 5.75%, 11/30/2004                             48,212
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   173,895
                 --------------------------------------------------------------------------------  -------------
                 PORTUGUESE ESCUDO--0.0%
                 --------------------------------------------------------------------------------
     4,500,000   Portuguese Ot's, Bond, 11.875%, 2/23/2000                                                33,627
                 --------------------------------------------------------------------------------  -------------
                 SPANISH PESETA--0.4%
                 --------------------------------------------------------------------------------
    20,000,000   Spanish Government, 10.00%, 2/28/2005                                                   183,449
                 --------------------------------------------------------------------------------
    12,000,000   Spanish Government, Bond, 8.80%, 4/30/2006                                              101,945
                 --------------------------------------------------------------------------------
     4,340,000   Spanish Government, Bond, 9.40%, 4/30/1999                                               36,023
                 --------------------------------------------------------------------------------
     4,950,000   Spanish Government., Deb., 10.10%, 2/28/2001                                             43,638
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   365,055
                 --------------------------------------------------------------------------------  -------------
                 SWEDISH KRONA--0.3%
                 --------------------------------------------------------------------------------
     1,000,000   Stadshypotekskas, Foreign Gov't. Guarantee, Series 1551,
                 7.50%, 3/17/1999                                                                        155,221
                 --------------------------------------------------------------------------------
       900,000   Sweden, 6.00%, 2/9/2005                                                                 126,939
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   282,160
                 --------------------------------------------------------------------------------  -------------
                 UNITED KINGDOM POUND--0.6%
                 --------------------------------------------------------------------------------
        80,000   British Gas PLC, 8.875%, 7/8/2008                                                       141,308
                 --------------------------------------------------------------------------------
        29,000   UK Treasury, Deb., 8.50%, 12/7/2005                                                      52,489
                 --------------------------------------------------------------------------------
       175,000   UK Conversion, 9.00%, 3/3/2000                                                          311,777
                 --------------------------------------------------------------------------------
        30,000   UK Treasury, Bond, 8.00%, 12/7/2015                                                      52,927
                 --------------------------------------------------------------------------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY
  PAR AMOUNT                                                                                           VALUE
 OR PRINCIPAL                                                                                         IN U.S.
    AMOUNT                                                                                            DOLLARS
---------------  --------------------------------------------------------------------------------  -------------
                 FOREIGN BONDS--CONTINUED
                 --------------------------------------------------------------------------------
                 UNITED KINGDOM POUND--CONTINUED
                 --------------------------------------------------------------------------------
        20,000   UK Treasury, Bond, 7.50%, 12/7/2006                                               $      33,582
                 --------------------------------------------------------------------------------  -------------
                 Total                                                                                   592,083
                 --------------------------------------------------------------------------------  -------------
                 TOTAL FOREIGN BONDS                                                                   5,139,722
                 --------------------------------------------------------------------------------  -------------
                 TOTAL BONDS (IDENTIFIED COST $76,450,642)                                            77,439,622
                 --------------------------------------------------------------------------------  -------------
(D) REPURCHASE AGREEMENTS--5.1%
-------------------------------------------------------------------------------------------------
$    3,765,000   BT Securities Corporation, 5.720%, dated 11/29/1996, due 12/2/1996                    3,765,000
                 --------------------------------------------------------------------------------
     1,000,000   (e)Goldman Sachs Group, LP, 5.320%, dated 11/18/1996, due 12/18/ 1996                 1,000,000
                 --------------------------------------------------------------------------------  -------------
                 TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                       4,765,000
                 --------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $90,302,714)(F)                                $  92,586,307
                 --------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $978,454 which represents 1.1% of net assets.


 (c) These securities are subject to dollar roll transactions.


(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

 (e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.


 (f) The cost of investments for federal tax purposes amounts to $90,316,595. The net unrealized appreciation of investments on a federal tax basis amounts to $2,269,712 which is comprised of $2,496,822 appreciation and $227,110 depreciation at November 30, 1996.


Note: The categories of investments are shown as a percentage of net assets
      ($92,581,568) at November 30, 1996.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------
The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
ADR--American Depository Receipt
GTD--Guaranty
LP--Limited Partnership
PEPS--Participating Equity Preferred Stock
PIK--Payment in Kind
PLC--Public Limited Company
TBA--To Be Announced


*MID-AMERICAN WASTE SYSTEMS, INC.



On February 15, 1996 and August 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evalute its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $90,302,714, and tax cost $90,316,595)     $ 92,586,307
----------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,177,002
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            500,676
----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  84,423
----------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           25,943
----------------------------------------------------------------------------------------------------  ------------
    Total assets                                                                                        94,374,351
----------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------
Payable for investments purchased                                                          $ 536,429
-----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   25,918
-----------------------------------------------------------------------------------------
Income distribution payable                                                                  204,775
-----------------------------------------------------------------------------------------
Payable to Bank                                                                               51,824
-----------------------------------------------------------------------------------------
Payable for dollar roll transactions                                                         903,087
-----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                     1,632
-----------------------------------------------------------------------------------------
Accrued expenses                                                                              69,118
-----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                    1,792,783
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS for 8,769,181 shares outstanding                                                           $ 92,581,568
----------------------------------------------------------------------------------------------------  ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                       $ 89,433,734
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                                      2,282,499
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency
transactions, and futures contracts                                                                        618,374
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        246,961
----------------------------------------------------------------------------------------------------  ------------
    Total Net Assets                                                                                  $ 92,581,568
----------------------------------------------------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------------------
Institutional Shares $67,122,076 / 6,357,713 shares outstanding                                             $10.56
----------------------------------------------------------------------------------------------------  ------------
Select Shares $25,459,492 / 2,411,468 shares outstanding                                                    $10.56
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $313)                                                      $ 273,343
-----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $50,792) (net of foreign taxes withheld of $5,090)             4,939,855
-----------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                       5,213,198
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 599,171
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     155,001
------------------------------------------------------------------------------------------
Custodian fees                                                                                 43,093
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       64,943
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       4,026
------------------------------------------------------------------------------------------
Auditing fees                                                                                  14,622
------------------------------------------------------------------------------------------
Legal fees                                                                                      4,349
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      80,011
------------------------------------------------------------------------------------------
Distribution services fee--Select Shares                                                      155,333
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                147,946
------------------------------------------------------------------------------------------
Shareholder services fee--Select Shares                                                        51,778
------------------------------------------------------------------------------------------
Share registration costs                                                                       57,812
------------------------------------------------------------------------------------------
Printing and postage                                                                           28,243
------------------------------------------------------------------------------------------
Insurance premiums                                                                              8,722
------------------------------------------------------------------------------------------
Taxes                                                                                           1,534
------------------------------------------------------------------------------------------
Miscellaneous                                                                                  20,974
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                          1,437,558
------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $(479,814)
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Select Shares                               (51,778)
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                        (118,357)
-------------------------------------------------------------------------------  ---------
    Total waivers                                                                            (649,949)
------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                     787,609
-----------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                      4,425,589
-----------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments, foreign currency transactions, and futures contracts                   649,318
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments, translation of assets
and liabilities in foreign currency, and futures contracts                                               410,861
-----------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments, foreign currency, and futures contracts           1,060,179
-----------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                 $5,485,768
-----------------------------------------------------------------------------------------------------  ---------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED
                                                                                              NOVEMBER 30,
                                                                                           1996          1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------
Net investment income                                                                  $  4,425,589  $  2,908,367
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments, foreign currency transactions and futures contracts ($629,064 and $729,136, net gains respectively, as computed for federal tax
purposes)                                                                                   649,318       911,082
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments, translation of
assets and liabilities in foreign currency and futures contracts                            410,861     2,481,101
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from operations                                        5,485,768     6,300,550
-------------------------------------------------------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------------------
  Institutional Shares                                                                   (3,457,532)   (2,431,427)
-------------------------------------------------------------------------------------
  Select Shares                                                                          (1,037,906)     (394,936)
-------------------------------------------------------------------------------------
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
-------------------------------------------------------------------------------------
  Institutional Shares                                                                     (332,234)      --
-------------------------------------------------------------------------------------
  Select Shares                                                                             (91,563)      --
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from distributions to shareholders                    (4,919,235)   (2,826,363)
-------------------------------------------------------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------
Proceeds from sale of shares                                                             48,463,331    36,889,780
-------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                      2,121,547       900,372
-------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (23,349,415)  (14,374,680)
-------------------------------------------------------------------------------------  ------------  ------------
    Change in net assets resulting from share transactions                               27,235,463    23,415,472
-------------------------------------------------------------------------------------  ------------  ------------
      Change in net assets                                                               27,801,996    26,889,659
-------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of period                                                                      64,779,572    37,889,913
-------------------------------------------------------------------------------------  ------------  ------------
End of period (including undistributed net investment income of $246,961 and
$305,359, respectively)                                                                $ 92,581,568  $ 64,779,572
-------------------------------------------------------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


     With respect to valuation of foreign securities, trading in foreign countries may be completed at time which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
     ACCUMULATED           UNDISTRIBUTED NET
  NET REALIZED GAIN        INVESTMENT INCOME

      $(11,451)                 $11,451


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in value of the contract may not correlate with changes in value of the underlying securities. For the year ended November 30, 1996, the Fund had realized gains of $56,192 on futures contracts. As of November 30, 1996, the Fund had no outstanding futures contracts.



     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency contracts for the delayed delivery of securities or foreign currency exchange transactions. These contracts are used to hedge the Fund against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 1996, the Fund had no outstanding foreign currency commitments.


     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


     Additional information on each restricted security held at November 30, 1996 is as follows:

             SECURITY                  ACQUISITION DATE        ACQUISITION COST
Allied Waste                              11/25/1996              $   50,000
Astor Corp.                                10/2/1996                  49,750
Bayer Corp.                           3/21/1996-4/17/1996            345,302
Dade International, Inc.              4/30/1996-5/17/1996             50,906
First Nationwide Escrow                    9/13/1996                  50,625
Freeport Terminal (Malta)                  7/19/1994                 284,196
Westinghouse Electric Corp.           9/27/1995-3/14/1996             97,725


     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
INSTITUTIONAL SHARES                                        SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                                 2,995,976  $  31,129,010    2,449,773  $  25,139,690
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        135,176      1,403,094       68,764        702,502
--------------------------------------------------------
Shares redeemed                                            (1,600,230)   (16,630,503)  (1,244,562)   (12,651,519)
--------------------------------------------------------  -----------  -------------  -----------  -------------
     Net change resulting from Institutional Shares
     transactions                                           1,530,922  $  15,901,601    1,273,975  $  13,190,673
--------------------------------------------------------  -----------  -------------  -----------  -------------

                                                                         YEAR ENDED NOVEMBER 30,
                                                                     1996                        1995
SELECT SHARES                                               SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                                 1,668,304  $  17,334,321    1,144,376  $  11,750,090
--------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         69,234        718,453       19,145        197,870
--------------------------------------------------------
Shares redeemed                                              (648,056)    (6,718,912)    (168,971)    (1,723,161)
--------------------------------------------------------  -----------  -------------  -----------  -------------
     Net change resulting from Select Shares
     transactions                                           1,089,482  $  11,333,862      994,550  $  10,224,799
--------------------------------------------------------  -----------  -------------  -----------  -------------
          Net change resulting from share transactions      2,620,404  $  27,235,463    2,268,525  $  23,415,472
--------------------------------------------------------  -----------  -------------  -----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $91,334 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $13,406 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

PURCHASES                                                                                           $  128,713,847
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   99,461,101
--------------------------------------------------------------------------------------------------  --------------


FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 1996, the diversification of industries was as follows:

            INDUSTRY                 % OF NET ASSETS                 INDUSTRY                % OF NET ASSETS
Aerospace & Military Technology               0.3        Finance Intermediaries                       1.3
Agency                                        1.4        Food & Drug Retailers                        0.4
Automotive                                    0.2        Government Agency                           27.2
Banking                                       1.3        Healthcare                                   0.9
Basic Industry                                0.5        Industrial Products & Equipment              0.4
Beverage & Tobacco                            0.4        Insurance                                    1.1
Broadcast Radio & T.V.                        0.3        Leisure & Entertainment                      0.2
Business Equipment & Services                 0.1        Oil & Gas                                    2.0
Cable Television                              0.7        Printing & Publishing                        0.5
Cash Equivalents                              5.2        Producer Manufacturing                       0.4
Chemicals & Plastics                          0.6        Retail Trade                                 0.3
Clothing & Textiles                           0.1        Services                                     0.6
Consumer Durables                             0.2        Sovereign                                    4.6
Consumer Non-Durables                         0.9        State & Provincial                           0.3
Container & Glass Products                    0.1        Supranational                                0.1
Ecological Services & Equipment               1.5        Surface Transportation                       0.1
Electrical Utilities                          4.5        Technology                                   0.3
Electronics                                   0.5        Telecommunications & Cellular                0.1
Energy Minerals                               0.9        Transportation                               0.1
Finance                                       1.0        Treasury Securities                         38.8
Finance--Retail                               0.3        Utilities                                    2.0


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of MANAGED SERIES TRUST
(Federated Managed Income Fund):


We have audited the accompanying statement of assets and liabilities of Federated Managed Income Fund (an investment portfolio of Managed Series Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights (see pages 2 and 26 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Income Fund, an investment portfolio of Managed Series Trust, as of November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
January 15, 1997

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

ADDRESSES
--------------------------------------------------------------------------------

Federated Managed Income Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Sub-Adviser
                    Federated Global Research Corp.                        175 Water Street
                                                                           New York, NY 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------



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                                            FEDERATED MANAGED
                                            INCOME FUND
                                            INSTITUTIONAL SHARES
                                            PROSPECTUS

                                            A Diversified Portfolio of
                                            Managed Series Trust,
                                            an Open-End Management
                                            Investment Company


                                            Prospectus dated January 31, 1997



  [LOGO]    FEDERATED INVESTORS
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

                                                        [LOGO]
                                                       RECYCLED
                                                         PAPER

       Cusip 56166K107
       3122013A-IS (1/97)




                        FEDERATED MANAGED INCOME FUND
                   FEDERATED MANAGED GROWTH AND INCOME FUND
                        FEDERATED MANAGED GROWTH FUND
                   FEDERATED MANAGED AGGRESSIVE GROWTH FUND
                     (PORTFOLIOS OF MANAGED SERIES TRUST)
                             INSTITUTIONAL SHARES
                                SELECT SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Select Shares of Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund and Federated Managed Aggressive Growth Fund, all dated
   January 31, 1997. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


   Statement dated January 31, 1997
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 56166K 800
Cusip 56166K 701
Cusip 56166K 404
Cusip 56166K 305
Cusip 56166K 602
Cusip 56166K 503
Cusip 56166K 206
Cusip 56166K 107
3122014B (1/97)
[/R]



GENERAL INFORMATION ABOUT THE TRUST    1
INVESTMENT OBJECTIVES AND POLICIES     1
Small Company Stocks                   1
Mortgage-Backed Securities             1
Corporate Debt Obligations             1
Foreign Debt Obligations               2
Warrants                               2
Futures and Options Transactions       2
Foreign Currency Transactions          4
Repurchase Agreements                  6
Reverse Repurchase Agreements          6
When-Issued and Delayed Delivery
Transactions                           6
Lending of Portfolio Securities        6
   Restricted and Illiquid Securities
                                       6<
/R>
Portfolio Turnover                     7
Weighted Average Portfolio Duration    7
INVESTMENT LIMITATIONS                 8


   MANAGED SERIES TRUST MANAGEMENT
                                       10

   Trust Ownership                     14
Trustees Compensation                  15
Trustee Liability                      15
INVESTMENT ADVISORY SERVICES           16
Adviser to the Trust                   16



Advisory Fees                          16
BROKERAGE TRANSACTIONS                 16
OTHER SERVICES                         17
Fund Administration                    17
Custodian and Portfolio Accountant     17
Transfer Agent                         17
Independent Public Accountants         17
PURCHASING SHARES                      17
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT                     18
Conversion to Federal Funds            18
DETERMINING NET ASSET VALUE            19
Determining Market Value of Securities 19
Trading in Foreign Securities          19
REDEEMING SHARES                       19
Redemption in Kind                     19
MASSACHUSETTS PARTNERSHIP LAW          20
TAX STATUS                             20
The Portfolios' Tax Status             20
Foreign Taxes                          20
Shareholders' Tax Status               20
TOTAL RETURN                           21
YIELD                                  21
PERFORMANCE COMPARISONS                22
Economic and Market Information        23
ABOUT FEDERATED INVESTORS
                                       24




GENERAL INFORMATION ABOUT THE TRUST

Managed Series Trust (the "Trust") was established as a Massachusetts business trust on November 15, 1993. As of the date of this Statement, the Trust consists of the following four separate portfolios of securities (collectively, the "Portfolios" and each individually, the "Portfolio"):
Federated Managed Income Fund; Federated Managed Growth and Income Fund; Federated Managed Growth Fund; and Federated Managed Aggressive Growth Fund. Each Portfolio has two classes of shares of beneficial interest, Institutional Shares and Select Shares. Prior to June 30, 1995, the Institutional Shares of each portfolio of the Trust were known as Institutional Service Shares.
INVESTMENT OBJECTIVES AND POLICIES

The prospectuses discuss the objectives of the Portfolios and the policies that each employs to achieve those objectives. The following discussion supplements the description of the Portfolios' investment policies set forth in the prospectuses. The Portfolios' respective investment objectives cannot be changed without approval of shareholders. Except as noted, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
SMALL COMPANY STOCKS
Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa.
MORTGAGE-BACKED SECURITIES
   PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
     The privately issued mortgage-related securities purchased by the Portfolios generally represent an ownership interest in federal agency mortgage pass-through securities, such as those issued by Government National Mortgage Association ("GNMA"). The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.
     Privately issued mortgage-related securities generally pay back principal and interest over the life of the security. At the time the Portfolios reinvest the payments and any unscheduled prepayments of principal received, the Portfolios may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Privately issued mortgage-related securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans may be prepaid without penalty or premium. Prepayment risks on privately issued mortgage-related securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on privately issued mortgage-related securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages.
     The market for privately issued mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.
CORPORATE DEBT OBLIGATIONS
The corporate debt obligations in which the Portfolios invest may bear fixed, floating, floating and contingent, or increasing rates of interest. The Portfolios may invest in investment-grade corporate debt obligations (which are rated BBB or higher by nationally recognized statistical rating organizations) or high yield corporate debt obligations (which are rated BB or lower by nationally recognized statistical rating organizations).


FOREIGN DEBT OBLIGATIONS
The Portfolios may invest in investment-grade debt securities (which are rated BBB or higher by nationally recognized statistical rating organizations) of countries other than the United States.
WARRANTS
The Portfolios may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.
FUTURES AND OPTIONS TRANSACTIONS
The Portfolios may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts.
   FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.
     The purpose of the acquisition or sale of a futures contact by the Portfolios is to protect the Portfolios from fluctuations in the value of their securities caused by anticipated changes in interest rates or market conditions. For example, in the fixed-income securities market, price moves inversely to interest rates. A rise in rates results in a drop in price. Conversely, a drop in rates results in a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Portfolio could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed-income securities may decline during the Portfolio's anticipated holding period. A Portfolio would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.
   PURCHASING PUT OPTIONS ON FUTURES CONTRACTS
     The Portfolios may purchase listed put options or over-the-counter put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. A Portfolio would purchase put options on futures contracts to protect its portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Portfolio will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Portfolio upon the sale of the second option may be large enough to offset both the premium paid by the Portfolio for the original option plus the decrease in value of the hedged securities.
     Alternatively, a Portfolio may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Portfolio would then deliver the futures contract in return for payment of the strike price. If a Portfolio neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.


   WRITING PUT OPTIONS ON FUTURES CONTRACTS
     The Portfolios may write listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates. When a Portfolio writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.
     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by a Portfolio can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.
     Prior to the expiration of the put option, or its exercise by the buyer, a Portfolio may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Portfolio for the initial option.



   PURCHASING CALL OPTIONS ON FUTURES CONTRACTS
     An additional way in which the Portfolios may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. When a Portfolio purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Portfolio's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Portfolio could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Portfolio could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Portfolio has completed a successful hedge.
   WRITING CALL OPTIONS ON FUTURES CONTRACTS
     The Portfolios may write listed call options or over-the-counter call options on futures contracts to hedge against, for example, an increase in market interest rates. When a Portfolio writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, a Portfolio's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Portfolio's call option position to increase.



     In other words, as the underlying future's price falls below the strike price, the buyer of the option has no reason to exercise the call, so that a Portfolio keeps the premium received for the option. This premium can help substantially to offset the drop in value of a Portfolio's portfolio securities.
     Prior to the expiration of a call written by a Portfolio, or exercise of it by the buyer, a Portfolio may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Portfolio for the initial option. The net premium income of a Portfolio will then substantially offset the decrease in value of the hedged securities.
   LIMITATION ON OPEN FUTURES POSITIONS
     A Portfolio will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Portfolios do not pay or receive money upon the purchase or sale of a futures contract. Rather, a Portfolio is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by a Portfolio to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to a Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between a Portfolio and the broker of an amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Portfolio will mark to market its open futures positions.
     The Portfolios are also required to deposit and maintain margin when they write call options on futures contracts.
   PURCHASING AND WRITING OVER-THE-COUNTER OPTIONS
     The Portfolios may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Portfolio and not traded on an exchange.
     Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.



     Exchange-traded options have a continuous liquid market while over-the-counter options may not.
FOREIGN CURRENCY TRANSACTIONS
   CURRENCY RISKS
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Portfolios value their assets daily in U.S. dollars, the Portfolios may not convert their holdings of foreign currencies to U.S. dollars daily. The Portfolios may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Portfolios buy and sell currencies.
     The Portfolios will engage in foreign currency exchange transactions in connection with their investments in the securities. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Portfolios may enter into forward foreign currency exchange contracts in order to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Portfolios' investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Portfolios' best interest to do so. The Portfolios will not speculate in foreign currency exchange.
     The Portfolios will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when they would be obligated to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Portfolios' investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Portfolios will not enter into a forward foreign currency exchange contract with a term longer than one year.
   FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a Portfolio against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Portfolio were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Portfolio would not have to exercise their put option. Likewise, if a Portfolio were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Portfolio would not have to exercise its call. Instead, the Portfolio could acquire in the spot market the amount of foreign currency needed for settlement.
   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Portfolios' ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolios will not purchase or write such options unless and until, in the opinion of the Portfolios' investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.



   FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Portfolios may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Portfolios may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks assocated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.
        Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolios will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Portfolios' investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolios because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
REPURCHASE AGREEMENTS
The Portfolios or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price in any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action. The Portfolios believe that under the regular procedures normally in effect for custody of a Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Portfolio and allow retention or disposition of such securities. The Portfolios will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Portfolios' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Portfolios may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolios. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolios sufficient to make payment for the securities to be purchased are segregated on a Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolio do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Portfolio's assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Portfolios lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Portfolio. During the time portfolio securities are on loan, the borrower pays the Portfolios any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolios or the borrower. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
RESTRICTED AND ILLIQUID SECURITIES
The Portfolios may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Portfolios, who agree that they are purchasing paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolios believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Portfolios intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Portfolios' investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Portfolios intend to not subject such paper to the limitation applicable to restricted securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") Staff position set forth in the adopting release for



Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Portfolios believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
PORTFOLIO TURNOVER
   The Portfolios' investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, relatively high portfolio turnover may result in high transaction costs to the Portfolios. For the fiscal years ended November 30, 1996 and 1995, the portfolio turnover rates for Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund were 164% and 165%; 154% and 157%; 95% and 106%; and 86% and 139%, respectively.
WEIGHTED AVERAGE PORTFOLIO DURATION
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends on three primary variables: the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as to the probable amount and sequence of principal prepayments.
   Mathematically, duration is measured as follows:
Duration =      PVCF1(1)   +  PVCF2(2)   +  PVCF3(3)   +
        ...     +  PVCFn(n)
        PVTCF      PVTCF      PVTCF            PVTCF
where
PVCFt =   the present value of the cash flow in period t discounted at the prevailing yield-to-maturity
   t  =   the period when the cash flow is received
   n  =   remaining number of periods until maturity total present value of the cash flow from the bond where the present value is determined using the prevailing
PVTCF =   yield-to-maturity



   INVESTMENT LIMITATIONS

   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     A Portfolio will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that a Portfolio may enter into futures contracts.
     A Portfolio will not borrow money or engage in reverse repurchase agreements except as a temporary, extraordinary, or emergency measure or to facilitate management of the Portfolio by enabling it to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
   INVESTING IN COMMODITIES
     The Portfolios will not invest in commodities, except that the Portfolios reserve the right to engage in transactions involving financial futures contracts, options, and forward contracts with respect to foreign securities or currencies.
   INVESTING IN REAL ESTATE
     The Portfolios will not purchase or sell real estate, including limited partnership interests, although the Portfolios may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.



   CONCENTRATION OF INVESTMENTS
     A Portfolio will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).
   UNDERWRITING
     A Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Portfolio may purchase in accordance with its investment objective, policies, and limitations.
   SELLING SHORT AND BUYING ON MARGIN
     The Portfolios will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, a Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.



   PLEDGING ASSETS
     The Portfolios will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Portfolio may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options; and segregation of collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.


   LENDING CASH OR SECURITIES
     A Portfolio will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of U.S. government obligations, corporate bonds, debentures, notes, certificates of indebtedness, or other debt securities of any issuer, repurchase agreements, or other transactions which are permitted by the Portfolios' respective investment objectives, policies, or Declaration of Trust.
The above investment limitations cannot be changed with respect to a Portfolio without approval of that Portfolio's shareholders. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   INVESTING IN ILLIQUID SECURITIES
     A Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain securities not determined by the Trustees to be liquid.
   INVESTING IN WARRANTS
     A Portfolio will not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Portfolio in units with or attached to securities may be deemed to be without value.
   INVESTING IN PUT OPTIONS
     A Portfolio will not purchase put options on securities, unless the securities are held in the Portfolio's portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
   WRITING COVERED CALL OPTIONS
     A Portfolio will not write call options on securities unless the securities are held in the Portfolio's portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
   INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES
     A Portfolio will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. A Portfolio will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Portfolio in shares of another investment company would be subject to such duplicate expenses.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
No Portfolio expects to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Portfolios consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


MANAGED SERIES TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Managed Series Trust, and principal occupations.


   John F. Donahue@*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
   Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
   Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


   John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
   President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
   Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee


   Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932[/R]



Trustee
   Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


   Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
   Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


   Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way



100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
   Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


   Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
   Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




   John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
   President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




   Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
   Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
   Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


   J. Christopher Donahue
Federated Investors Tower



Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President


   President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930[/R]
Executive Vice President
   Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
   Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


   Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.





As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market



Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
TRUST OWNERSHIP
   Officers and Trustees as a group own less than 1% of the Trust's outstanding shares.
   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Income
Fund: Western Bank, Medford, OR, owned approximately 540,298 shares (8.39%); and The Peoples Bank & Trust Co., Tupelo, MS, owned approximately 326,702 shares (5.07%).


   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Income Fund:
The Farmers Company, Lititz, PA, owned approximately 215,506 shares (8.81%); and Federated Bank & Trust TTEE, Pittsburgh, PA, owned approximately 197,375 shares (8.07%).
As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Growth and Income Fund: ENBTRUST, Marysville, KS, owned approximately 226,549 shares (5.71%); and Keith Co., Monroe, LA, owned approximately 318,422 shares (8.03%).[/R]
   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Growth and Income Fund: Western Bank, Medford, OR, owned approximately 1,005,631 shares (7.08%); and LaSalle National Trust NA, Chicago, IL, owned approximately 915,756 shares (6.45%).
   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Growth
Fund: Court Street Co., Pueblo, CO, owned approximately 579,546 shares (5.05%); and Western Bank, Medford, OR, owned approximately 587,916 shares (5.13%).
   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Growth Fund:
ENBTRUST, Marysville, KS, owned approximately 294,888 shares (5.66%); and Keith Co., Monroe, LA, owned approximately 705,888 shares (13.56%).
   As of January 2, 1997, no shareholder of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Aggressive Growth Fund.
   As of January 2, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Aggressive Growth Fund: F M Co., Zeeland, MI, owned approximately 139,305 shares (5.26%); Union National Bank & Trust Co., Souderton, PA, owned approximately 243,875 shares (9.21%); Keith Co., Monroe, LA, owned approximately 162,626 shares (6.14%); and Federated Bank & Trust TTEE, Pittsburgh, PA, owned approximately 165,209 shares (6.24%).


TRUSTEES COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID



TRUST                 TRUST*#           FROM FUND COMPLEX +


   John F. Donahue    $0                $0 for the Trust and
Chairman and Trustee                    56 other investment companies in
the Fund                                Complex
   Thomas G. Bigley   $1,362.29         $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   John T. Conroy, Jr.$1,498.74         $119,615 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   William J. Copeland$1,498.74         $119,615 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Glen R. Johnson    $0                $0 for the Trust and
President and Trustee                   8 other investment companies in the
Fund                                    Complex
   James E. Dowd      $1,498.74         $119,615 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Lawrence D. Ellis, M.D.              $1,362.29
                      $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Edward L. Flaherty, Jr.              $1,498.74
                      $119,615 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex



   Peter E. Madden    $1,362.29         $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Gregor F. Meyer    $1,362.29         $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   John E. Murray, Jr.,                 $1,362.29
                      $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Wesley W. Posvar   $1,362.29         $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex
   Marjorie P. Smuts  $1,362.29         $108,725 for the Trust and
Trustee                                 56 other investment companies in
the Fund                                Complex


   *Information is furnished for the fiscal year ended November 30,
1996
#The aggregate compensation is provided for the Trust which is comprised of four portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST
The Trust's investment adviser is Federated Management (the "Adviser") and the Trust's sub-adviser is Federated Global Research Corporation ( the `Sub-Adviser''). They are subsidiaries of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. ADVISORY FEES
For their advisory services, the Adviser and Sub-Adviser receive an annual investment advisory fee as described in the prospectus of each Portfolio.


   For the fiscal years ended November 30, 1996, 1995, and for the period from January 18, 1994 (start of business) to November 30, 1994, the Adviser for Federated Managed Income Fund earned advisory fees of $599,171, $354,801 and $126,272, respectively, of which $479,814, $354,801 and
$126,272, respectively, were waived. For the fiscal years ended November 30, 1996, 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Adviser for Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund earned advisory fees of $1,264,932, $606,491 and $154,964; $1,108,082, $434,181 and $97,226; and $434,558, $183,693 and
$50,507, respectively, of which $179,385, $243,174 and $121,127; $299,180,
$294,373 and $97,226; and $393,073, $183,693 and $50,507, respectively, were waived.
For the fiscal year ended November 30, 1996, and for the period from November 20, 1995 to November 30, 1995, the Sub-Adviser for Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund earned advisory fees $2,837 and $886; $110,351 and $2,518; $143,091 and $3,587;
and $12,035 and $0, respectively, none of which were waived.[/R]
BROKERAGE TRANSACTIONS

   The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Portfolios or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Portfolios and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1996, 1995, and for the period from May 25, 1994 (date of initial public investment) to November 30, 1994, Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund paid total brokerage commissions of $19,712, $10,473 and $13,743; $168,036, $82,752 and $37,993; $291,744, $104,808 and $38,358;
and $163,845, $70,266 and $28,757, respectively.
   Although investment decisions for the Portfolios are made independently from those of any other accounts managed by the Adviser, investments of the type the Portfolios may make may also be made by those other accounts. When the Portfolios and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Portfolios or the size of the position obtained or disposed of by the Portfolios. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Portfolios.
   OTHER SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
FUND ADMINISTRATION
   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Portfolios for a fee as described in the prospectus of each Portfolio. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc., served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". With regard to Federated Managed Income Fund, for the fiscal years ended November 30, 1996 and 1995, and for the period from January 18, 1994 (start of business) to November 30, 1994, the Administrators collectively earned $155,001, $155,000, and $41,192, respectively. With regard to Federated



Managed Growth and Income Fund, for the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Administrators collectively earned $155,001, $155,000 and $42,041, respectively. With regard to Federated Managed Growth Fund, for the fiscal years ended November 30, 1996 and1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Administrators collectively earned $155,001, $155,000 and $42,466, respectively. With regard to Federated Managed Aggressive Growth Fund, for the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Administrators collectively earned $155,001, $155,000 and $41,617, respectively.
   CUSTODIAN AND PORTFOLIO ACCOUNTANT
   State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.
   TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Portfolios are Arthur Andersen LLP, Pittsburgh, Pennsylvania.



PURCHASING SHARES

Shares of the Portfolios are sold at the net asset value on days that the New York Stock Exchange is open for business. The procedure for purchasing shares of the Portfolios is explained in each Portfolio's respective prospectus under "Investing in Institutional Shares" or "Investing in Select Shares."


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

   With respect to Select Shares, the Trust has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Trust has adopted a Shareholder Services Agreement with respect to both Select Shares and Institutional Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Portfolios will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Portfolios in pursuing their investment objectives. By identifying potential investors whose needs are served by the Portfolios' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Select Shares of the Portfolios incurred distribution service fees as follows: Federated Managed Income Fund incurred $155,333, $55,959 and $13,223, of which $51,778, $18,653 and $4,407, respectively, were waived; Federated Managed Growth and Income Fund incurred $262,062, $82,559 and $10,942, of which $87,354, $27,520 and $3,647, respectively, were waived; Federated Managed Growth Fund incurrred $331,734, $87,921 and $7,223, of which $110,578, $29,307 and $2,408, respectively, were waived; and Federated Managed Aggressive Growth Fund incurred $163,831, $40,751 and $4,543, respectively, of which $54,610, $13,584 and $1,514, respectively, were waived.
   In addition, for the fiscal years ended November 30, 1996 and 1995, and for the period from January 18, 1994 (start of business) to November 30, 1994, the Select Shares and Institutional Shares of Federated Managed Income Fund paid shareholder services fees in the amounts of $51,778, $18,653 and $4,404; and $147,946, $99,614 and $0, respectively, of which
$0, $0 and $0; and $118,357, $99,614 and $0, respectively, were waived. For the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Select Shares and Institutional Shares of Federated Managed Growth and Income Fund paid shareholder services fees in the amounts of $87,354, $27,520 and $3,647; and $334,548, $174,647 and $0, respectively, of which $0, $0 and
$0; and $267,638, $174,647 and $0, respectively, were waived. For the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Select Shares and Institutional Shares of Federated Managed Growth Fund paid shareholder services fees in the amount of $110,578, $29,307 and $2,408; and $258,783, $115,420 and $0, respectively, of which $0, $0 and $0; and $207,026, $115,420 and $0, respectively, were waived. For the fiscal years ended November 30, 1996 and 1995, and for the period from January 27, 1994 (start of business) to November 30, 1994, the Select Shares and Institutional Shares of Federated Managed Aggressive Growth Fund paid shareholder services fees in the amount of $54,610, $13,584 and $1,514; and $90,242, $47,647 and $0, respectively, of which $0, $0 and $0; and $72,194,
$47,647 and $0, respectively, were waived.
CONVERSION TO FEDERAL FUNDS
It is each Portfolio's policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank and Trust Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
   DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by each Portfolio are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.
DETERMINING MARKET VALUE OF SECURITIES
Market values of each Portfolio's portfolio securities are determined as follows:
     ofor equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
     ofor bonds and other fixed-income securities, as determined by an independent pricing service;
     ofor short-term obligations, according to the prices as furnished by an independent pricing service;
     ofor short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, or at fair value as determined in good faith by the Trustees; and
     ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Portfolios will value futures contracts, options, and put options on futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determines in good faith that another method of valuing option positions is necessary to appraise their fair market value.



TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Portfolios value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
REDEEMING SHARES

The Portfolios redeem shares at the next computed net asset value after the particular Portfolio receives the redemption request. Redemption procedures are explained in the prospectuses under the section entitled "Redeeming Institutional Shares" or "Redeeming Select Shares."
Because portfolio securities of the Portfolios may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Portfolios will not make redemptions, the net asset value of Shares of the Portfolios may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Portfolio's investment portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which, with respect to each Portfolio, the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE PORTFOLIOS' TAX STATUS
The Portfolios expect to pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
However, the Portfolios may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company
(PFIC). Federal income taxes may be imposed on the Portfolios upon disposition of PFIC investments.
Each Portfolio will be treated as a single, separate entity for federal income tax purposes so that income and losses (including capital gains and losses) realized by a Portfolio will not be combined for tax purposes with income and losses realized by any of the other Portfolios.
FOREIGN TAXES
Investment income on certain foreign securities in which the Portfolios may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolios would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a particular fund if that fund were a regular corporation and to the extent designated by a fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.
   CAPITAL GAINS
     Shareholders will pay federal tax on long-term capital gains distributed to them regardless of how long they have held the shares of the particular Portfolio.
TOTAL RETURN

   The average annual total return for the Portfolios is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
With respect to Federated Managed Income Fund, for the one-year period ended November 30, 1996 and for the period from May 25, 1994 (date of initial public investment) through November 30, 1996, the average annual total returns for Institutional Shares were 6.98% and 8.71%, respectively, and 6.23% and 7.92%, respectively, for Select Shares.
With respect to Federated Managed Growth and Income Fund, for the one-year period ended November 30, 1996, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1996, the average annual total returns for Institutional Shares were 8.54% and 10.52%, respectively, for, and 7.92% and 9.81%, respectively, for Select Shares.
With respect to Federated Managed Growth Fund, for the one-year period ended November 30, 1996, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1996, the average annual total returns for Institutional Shares were 12.54% and 13.08%, respectively, and 11.75% and 12.31%, respectively, for Select Shares.
   With respect to Federated Managed Aggressive Growth Fund, for the one-year period ended November 30, 1996, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1996, the average annual total returns for Institutional Shares were 14.13% and 13.64%, respectively, and 13.22% and 12.91%, respectively, for Select Shares.
YIELD

The yield for both classes of each Portfolio is determined by dividing the net investment income per share (as defined by the SEC) earned by the particular Portfolio over a thirty-day period by the maximum offering price per share of the particular Portfolio on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the particular Portfolio because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions charge fees in connection with services provided in conjunction with an investment in a Portfolio, the performance will be reduced for those shareholders paying those fees.
   Federated Managed Income Fund's 30-day SEC yields for the period ended November 30, 1996, for Institutional Shares and Select Shares were 5.38% and 4.68%, respectively.
   Federated Managed Growth and Income Fund's 30-day SEC yields for the period ended November 30, 1996, for Institutional Shares and Select Shares were 4.34% and 3.64%, respectively.
   Federated Managed Growth Fund's 30-day SEC yields for for the period ended November 30, 1996, for Institutional Shares and Select Shares were 3.30% and 2.61%, respectively.
   Federated Managed Aggressive Growth Fund's 30-day SEC yields for the period ended November 30, 1996, for Institutional Shares and Select Shares were 2.60% and 1.91%, respectively.


PERFORMANCE COMPARISONS

Each Portfolio's performance of both classes of shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the particular Portfolio is invested; ochanges in the expenses of the Trust, the particular Portfolio or either class of shares; and
     ovarious other factors.



Each Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return for each class of the Portfolios.
Investors may use financial publications and/or indices to obtain a more complete view of a Portfolio's performance of either class of shares. When comparing performance of either class of shares, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Portfolio uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.
     oSTANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date and for a twelve-month period.
     oSTANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500
      COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
     oSTANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX, is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oEUROPE, AUSTRALIA, AND FAR EAST (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
     oRUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oLEHMAN BROTHERS TREASURY INTERMEDIATE BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
     oLEHMAN BROTHERS TREASURY LONG-TERM BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
     oJ.P. MORGAN GLOBAL NON-U.S. GOVERNMENT BOND INDEX is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.
     oLEHMAN BROTHERS CORPORATE INTERMEDIATE BOND INDEX (U.S. DOLLARS) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.
     oLEHMAN BROTHERS CORPORATE B INDEX is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
     oLEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and
      30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan



      Mortgage Corporation (FHLMC), and Federal National Mortgage Corporation (FNMA). Graduated payment mortgages (GPMs) and balloons are included in the index.
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.
     oLEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
        oLEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the
      SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moodys Investors Service, including defaulted issues. If no Moodys rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by



      Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for both classes of shares of the Portfolios may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in either class of shares of the Portfolios based on monthly or quarterly, as applicable, reinvestment of dividends over a specified period of time.
   Advertising and other promotional literature may include charts, graphs and other illustrations using the Portfolios' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Portfolios can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
   The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
In the corporate bond sector, as of December 31, 1996, Federated Investors managed 12 money market funds, and 17 bond funds with assets approximating $17.2 billion, and $4.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 21 years of experience in the corporate bond sector. In 1972,



Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.
In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.
   J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.
MUTUAL FUND MARKET
   Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


   Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
*Source: Investment Company Institute
[/R]


PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements (Included in Part A).
     (b)  Exhibits:
           (1)   (i)...............Conformed Copy of Declaration of Trust
                    of the Registrant (1);
                (ii)...............Conformed Copy of Amendment No. 1 to
                    Declaration of Trust (1);
               (iii)...............Conformed Copy of Amendment No. 2 to
                    Declaration of Trust (2);
                (iv)...............Conformed Copy of Amendment No. 4 to
                    Declaration of Trust (5);
           (2) Copy of By-Laws of the Registrant (1);
           (3) Not applicable;
           (4) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant (2);
           (5)   (i)...............Conformed Copy of Investment Advisory
               Contract of the Registrant (3);
                (ii)...............Conformed Copy of Sub-Advisory Contract;
               +
           (6)   (i)Conformed Copy of Distributor's Contract of the
               Registrant (3);
                (ii) The Registrant incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Fund Service Agreement, and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
           (7) Not applicable;
           (8) Conformed Copy of Custodian Agreement of the Registrant (4); + All exhibits have been filed electronically.
(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File
     Nos. 33-51247 and 811-7129).
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
(5) Response is incorporated by reference to Registrant's Post Effective Amendment No. 5 on Form N-1A filed January 29, 1996 (File Nos. 33-51247 and 811-7129).


(9)(i) Conformed copy of Agreement for Fund Accounting Services,
               Administrative Services, Transfer Agency Services, and Custody Services Procurement; +
                (ii) Conformed Copy of Shareholder Services Agreement of
               the Registrant (4);
               (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-
               2275);
                (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement of Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                 (v) The response and exhibits described in Item 24(b)(6)
               are hereby incorporated by reference;
          (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (2);
          (11) Conformed Copy of Consent of Independent Public
               Accountants;+

+ All exhibits have been filed electronically.
(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).



          (12) Not applicable;
          (13) Conformed Copy of Initial Capital Understanding (2);
          (14) Not applicable;
          (15)  (i) Conformed Copy of Distribution Plan (4);
               (ii) The responses described in Item 24(b)6 are hereby incorporated by reference;
          (16) Copy of Schedules for Computation of Fund Performance Data
               (4);
          (17) Copy of Financial Data Schedules;+
          (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-07141; and
          (19) Conformed Copy of Power of Attorney.+

Item 25.  Persons Controlled by or Under Common Control with Registrant:
          None.

Item 26.  Number of Holders of Securities:
                                                       Number of Record
               Holders
          Title of Class                 as of January 2, 1997
                                        -                     -


          Shares of beneficial interest
          (no par value)

          Federated Managed Income Fund
               Institutional Shares               812
               Select Shares                      682
          Federated Managed Growth and Income Fund
               Institutional Shares             1,307
               Select Shares                    1,434
          Federated Managed Growth Fund
               Institutional Shares             1,577
               Select Shares                    1,642
          Federated Managed Aggressive Growth Fund
               Institutional Shares             1,187
               Select Shares                    1,471

Item 27.  Indemnification: (2)


+ All exhibits have been filed electronically.
 (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
 (4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).




Item 28.  Business and Other Connections of Investment Adviser:

          (a)For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Managed Series Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
             Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.
             The remaining Officers of the investment adviser are: William
             D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark
             L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew
             J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Alexandre de Bethmann, Linda
             A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward
             C. Gonzales, James E. Grefenstette, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracey P. Stouffer, Edward J. Tiedge, Christopher H. Wiles, and Jolanta M. Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

          (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund; 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice  President and Trustee
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
(c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                      Federated Investors Tower
                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  P.O. Box 8600
("Transfer Agent and Dividend   Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company      Federated Investors Tower
("Administrator")               Pittsburgh, PA  15222-3779

Federated Management            Federated Investors Tower
("Adviser")                     Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                   Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MANAGED SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 1997.
                           MANAGED SERIES TRUST
               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 28, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact    January 28, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President and Trustee
John W. McGonigle*          Exec. Vice Pres., Secretary
                              and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley *          Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.         Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney